UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23850

Aristotle Funds Series Trust
(Exact name of registrant as specified in charter)

11100 Santa Monica Blvd., Suite 1700

Los Angeles, CA 90025
(Address of principal executive offices) (Zip code)

Richard Schweitzer

11100 Santa Monica Blvd., Suite 1700

Los Angeles, CA 90025
(Name and address of agent for service)

(844-274-7885)

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2025

Date of reporting period: April 1, 2024 through September 30, 2024

Item 1. Reports to Stockholders.

(a)

Aristotle Core Income Fund
Class A | PLIAX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Core Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.85%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$3,016,331,606
Number of Holdings	471
Portfolio Turnover Rate	38%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	21.8%
Federal National Mortgage Association	3.8%
Navient Student Loan Trust	1.7%
Palmer Square Loan Funding Ltd.	1.6%
JPMorgan Chase & Co.	1.5%
Goldman Sachs Group, Inc.	1.2%
Federal Home Loan Mortgage Corp.	1.1%
SMB Private Education Loan Trust	1.1%
Morgan Stanley	1.0%
Bank of America Corp.	0.9%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Core Income Fund	PAGE 1	TSR-SAR-04045F733

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Core Income Fund	PAGE 2	TSR-SAR-04045F733

Aristotle Core Income Fund
Class C | PLNCX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Core Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$82	1.60%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$3,016,331,606
Number of Holdings	471
Portfolio Turnover Rate	38%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	21.8%
Federal National Mortgage Association	3.8%
Navient Student Loan Trust	1.7%
Palmer Square Loan Funding Ltd.	1.6%
JPMorgan Chase & Co.	1.5%
Goldman Sachs Group, Inc.	1.2%
Federal Home Loan Mortgage Corp.	1.1%
SMB Private Education Loan Trust	1.1%
Morgan Stanley	1.0%
Bank of America Corp.	0.9%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Core Income Fund	PAGE 1	TSR-SAR-04045F725

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Core Income Fund	PAGE 2	TSR-SAR-04045F725

Aristotle Core Income Fund
Class I | PLIIX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Core Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.45%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$3,016,331,606
Number of Holdings	471
Portfolio Turnover Rate	38%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	21.8%
Federal National Mortgage Association	3.8%
Navient Student Loan Trust	1.7%
Palmer Square Loan Funding Ltd.	1.6%
JPMorgan Chase & Co.	1.5%
Goldman Sachs Group, Inc.	1.2%
Federal Home Loan Mortgage Corp.	1.1%
SMB Private Education Loan Trust	1.1%
Morgan Stanley	1.0%
Bank of America Corp.	0.9%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Core Income Fund	PAGE 1	TSR-SAR-04045F717

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Core Income Fund	PAGE 2	TSR-SAR-04045F717

Aristotle Core Income Fund
Class I-2 | PLIDX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Core Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$28	0.55%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$3,016,331,606
Number of Holdings	471
Portfolio Turnover Rate	38%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	21.8%
Federal National Mortgage Association	3.8%
Navient Student Loan Trust	1.7%
Palmer Square Loan Funding Ltd.	1.6%
JPMorgan Chase & Co.	1.5%
Goldman Sachs Group, Inc.	1.2%
Federal Home Loan Mortgage Corp.	1.1%
SMB Private Education Loan Trust	1.1%
Morgan Stanley	1.0%
Bank of America Corp.	0.9%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Core Income Fund	PAGE 1	TSR-SAR-04045F691

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Core Income Fund	PAGE 2	TSR-SAR-04045F691

Aristotle ESG Core Bond Fund
Class I | PLEBX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle ESG Core Bond Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.48%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$28,096,002
Number of Holdings	110
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	24.7%
Ford Credit Auto Owner Trust	4.0%
Navient Student Loan Trust	2.9%
Goldman Sachs Group, Inc.	2.1%
UBS Group AG	2.1%
Bank of America Corp.	2.0%
Morgan Stanley	1.9%
Oracle Corp.	1.7%
Sumitomo Mitsui Financial Group, Inc.	1.7%
Fiserv, Inc.	1.6%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle ESG Core Bond Fund	PAGE 1	TSR-SAR-04045F683

Aristotle ESG Core Bond Fund
Class I-2 | PLEDX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle ESG Core Bond Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$25	0.48%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$28,096,002
Number of Holdings	110
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	24.7%
Ford Credit Auto Owner Trust	4.0%
Navient Student Loan Trust	2.9%
Goldman Sachs Group, Inc.	2.1%
UBS Group AG	2.1%
Bank of America Corp.	2.0%
Morgan Stanley	1.9%
Oracle Corp.	1.7%
Sumitomo Mitsui Financial Group, Inc.	1.7%
Fiserv, Inc.	1.6%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle ESG Core Bond Fund	PAGE 1	TSR-SAR-04045F675

Aristotle Floating Rate Income Fund
Class A | PLFLX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Floating Rate Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.02%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$4,145,577,896
Number of Holdings	162
Portfolio Turnover Rate	59%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Alliant Holdings Intermediate LLC	3.2%
UKG, Inc.	2.9%
AssuredPartners, Inc.	2.9%
Dynasty Acquisition Co., Inc.	2.4%
Truist Insurance Holdings LLC	2.4%
Deerfield Dakota Holding LLC	2.3%
Applied Systems, Inc.	2.2%
Filtration Group Corp.	2.2%
Wand NewCo 3, Inc.	2.1%
ClubCorp Holdings, Inc.	2.0%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Floating Rate Income Fund	PAGE 1	TSR-SAR-04045F626

Aristotle Floating Rate Income Fund
Class C | PLBCX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Floating Rate Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.77%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$4,145,577,896
Number of Holdings	162
Portfolio Turnover Rate	59%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Alliant Holdings Intermediate LLC	3.2%
UKG, Inc.	2.9%
AssuredPartners, Inc.	2.9%
Dynasty Acquisition Co., Inc.	2.4%
Truist Insurance Holdings LLC	2.4%
Deerfield Dakota Holding LLC	2.3%
Applied Systems, Inc.	2.2%
Filtration Group Corp.	2.2%
Wand NewCo 3, Inc.	2.1%
ClubCorp Holdings, Inc.	2.0%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Floating Rate Income Fund	PAGE 1	TSR-SAR-04045F618

Aristotle Floating Rate Income Fund
Class I | PLFRX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Floating Rate Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.69%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$4,145,577,896
Number of Holdings	162
Portfolio Turnover Rate	59%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Alliant Holdings Intermediate LLC	3.2%
UKG, Inc.	2.9%
AssuredPartners, Inc.	2.9%
Dynasty Acquisition Co., Inc.	2.4%
Truist Insurance Holdings LLC	2.4%
Deerfield Dakota Holding LLC	2.3%
Applied Systems, Inc.	2.2%
Filtration Group Corp.	2.2%
Wand NewCo 3, Inc.	2.1%
ClubCorp Holdings, Inc.	2.0%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Floating Rate Income Fund	PAGE 1	TSR-SAR-04045F592

Aristotle Floating Rate Income Fund
Class I-2 | PLFDX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Floating Rate Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$39	0.77%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$4,145,577,896
Number of Holdings	162
Portfolio Turnover Rate	59%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Alliant Holdings Intermediate LLC	3.2%
UKG, Inc.	2.9%
AssuredPartners, Inc.	2.9%
Dynasty Acquisition Co., Inc.	2.4%
Truist Insurance Holdings LLC	2.4%
Deerfield Dakota Holding LLC	2.3%
Applied Systems, Inc.	2.2%
Filtration Group Corp.	2.2%
Wand NewCo 3, Inc.	2.1%
ClubCorp Holdings, Inc.	2.0%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Floating Rate Income Fund	PAGE 1	TSR-SAR-04045F584

Aristotle High Yield Bond Fund
Class A | PLAHX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle High Yield Bond Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.95%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$90,280,642
Number of Holdings	206
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Venture Global LNG, Inc.	3.4%
MajorDrive Holdings IV LLC	2.7%
SPX FLOW, Inc.	2.6%
TransDigm, Inc.	2.0%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.7%
Chart Industries, Inc.	1.7%
LABL, Inc.	1.6%
1011778 BC ULC / New Red Finance, Inc.	1.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC	1.5%
Vistra Operations Co. LLC	1.4%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle High Yield Bond Fund	PAGE 1	TSR-SAR-04045F576

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle High Yield Bond Fund	PAGE 2	TSR-SAR-04045F576

Aristotle High Yield Bond Fund
Class C | PLCHX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle High Yield Bond Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87	1.72%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$90,280,642
Number of Holdings	206
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Venture Global LNG, Inc.	3.4%
MajorDrive Holdings IV LLC	2.7%
SPX FLOW, Inc.	2.6%
TransDigm, Inc.	2.0%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.7%
Chart Industries, Inc.	1.7%
LABL, Inc.	1.6%
1011778 BC ULC / New Red Finance, Inc.	1.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC	1.5%
Vistra Operations Co. LLC	1.4%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle High Yield Bond Fund	PAGE 1	TSR-SAR-04045F568

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle High Yield Bond Fund	PAGE 2	TSR-SAR-04045F568

Aristotle High Yield Bond Fund
Class I | PLHIX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle High Yield Bond Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.55%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$90,280,642
Number of Holdings	206
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Venture Global LNG, Inc.	3.4%
MajorDrive Holdings IV LLC	2.7%
SPX FLOW, Inc.	2.6%
TransDigm, Inc.	2.0%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.7%
Chart Industries, Inc.	1.7%
LABL, Inc.	1.6%
1011778 BC ULC / New Red Finance, Inc.	1.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC	1.5%
Vistra Operations Co. LLC	1.4%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle High Yield Bond Fund	PAGE 1	TSR-SAR-04045F550

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle High Yield Bond Fund	PAGE 2	TSR-SAR-04045F550

Aristotle High Yield Bond Fund
Class I-2 | PLHYX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle High Yield Bond Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$33	0.65%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$90,280,642
Number of Holdings	206
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Venture Global LNG, Inc.	3.4%
MajorDrive Holdings IV LLC	2.7%
SPX FLOW, Inc.	2.6%
TransDigm, Inc.	2.0%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.7%
Chart Industries, Inc.	1.7%
LABL, Inc.	1.6%
1011778 BC ULC / New Red Finance, Inc.	1.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC	1.5%
Vistra Operations Co. LLC	1.4%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle High Yield Bond Fund	PAGE 1	TSR-SAR-04045F543

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle High Yield Bond Fund	PAGE 2	TSR-SAR-04045F543

Aristotle Short Duration Income Fund
Class A | PLADX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Short Duration Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.75%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$875,738,158
Number of Holdings	257
Portfolio Turnover Rate	37%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	12.4%
Navient Student Loan Trust	3.9%
Morgan Stanley	2.6%
JPMorgan Chase & Co.	2.6%
Verizon Master Trust	2.5%
Ford Credit Auto Owner Trust	2.0%
Bank of America Corp.	2.0%
Neuberger Berman CLO Ltd.	1.8%
Dryden Senior Loan Fund	1.6%
DTE Energy Co.	1.6%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Short Duration Income Fund	PAGE 1	TSR-SAR-04045F774

Aristotle Short Duration Income Fund
Class C | PLCSX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Short Duration Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.50%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$875,738,158
Number of Holdings	257
Portfolio Turnover Rate	37%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	12.4%
Navient Student Loan Trust	3.9%
Morgan Stanley	2.6%
JPMorgan Chase & Co.	2.6%
Verizon Master Trust	2.5%
Ford Credit Auto Owner Trust	2.0%
Bank of America Corp.	2.0%
Neuberger Berman CLO Ltd.	1.8%
Dryden Senior Loan Fund	1.6%
DTE Energy Co.	1.6%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Short Duration Income Fund	PAGE 1	TSR-SAR-04045F766

Aristotle Short Duration Income Fund
Class I | PLSDX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Short Duration Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.39%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$875,738,158
Number of Holdings	257
Portfolio Turnover Rate	37%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	12.4%
Navient Student Loan Trust	3.9%
Morgan Stanley	2.6%
JPMorgan Chase & Co.	2.6%
Verizon Master Trust	2.5%
Ford Credit Auto Owner Trust	2.0%
Bank of America Corp.	2.0%
Neuberger Berman CLO Ltd.	1.8%
Dryden Senior Loan Fund	1.6%
DTE Energy Co.	1.6%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Short Duration Income Fund	PAGE 1	TSR-SAR-04045F758

Aristotle Short Duration Income Fund
Class I-2 | PLDSX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Short Duration Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$25	0.49%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$875,738,158
Number of Holdings	257
Portfolio Turnover Rate	37%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	12.4%
Navient Student Loan Trust	3.9%
Morgan Stanley	2.6%
JPMorgan Chase & Co.	2.6%
Verizon Master Trust	2.5%
Ford Credit Auto Owner Trust	2.0%
Bank of America Corp.	2.0%
Neuberger Berman CLO Ltd.	1.8%
Dryden Senior Loan Fund	1.6%
DTE Energy Co.	1.6%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Short Duration Income Fund	PAGE 1	TSR-SAR-04045F741

Aristotle Strategic Income Fund
Class A | PLSTX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Strategic Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.94%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$3,367,442,863
Number of Holdings	416
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
TransDigm, Inc.	2.0%
Venture Global LNG, Inc.	2.0%
JPMorgan Chase & Co.	1.9%
Morgan Stanley	1.9%
Goldman Sachs Group, Inc.	1.8%
Wells Fargo & Co.	1.7%
Citigroup, Inc.	1.6%
Bank of America Corp.	1.5%
Vistra Operations Co. LLC	1.5%
Energy Transfer LP	1.4%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Strategic Income Fund	PAGE 1	TSR-SAR-04045F667

Aristotle Strategic Income Fund
Class C | PLCNX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Strategic Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87	1.69%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$3,367,442,863
Number of Holdings	416
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
TransDigm, Inc.	2.0%
Venture Global LNG, Inc.	2.0%
JPMorgan Chase & Co.	1.9%
Morgan Stanley	1.9%
Goldman Sachs Group, Inc.	1.8%
Wells Fargo & Co.	1.7%
Citigroup, Inc.	1.6%
Bank of America Corp.	1.5%
Vistra Operations Co. LLC	1.5%
Energy Transfer LP	1.4%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Strategic Income Fund	PAGE 1	TSR-SAR-04045F659

Aristotle Strategic Income Fund
Class I | PLSRX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Strategic Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.59%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$3,367,442,863
Number of Holdings	416
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
TransDigm, Inc.	2.0%
Venture Global LNG, Inc.	2.0%
JPMorgan Chase & Co.	1.9%
Morgan Stanley	1.9%
Goldman Sachs Group, Inc.	1.8%
Wells Fargo & Co.	1.7%
Citigroup, Inc.	1.6%
Bank of America Corp.	1.5%
Vistra Operations Co. LLC	1.5%
Energy Transfer LP	1.4%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Strategic Income Fund	PAGE 1	TSR-SAR-04045F642

Aristotle Strategic Income Fund
Class I-2 | PLSFX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Strategic Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$35	0.69%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$3,367,442,863
Number of Holdings	416
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
TransDigm, Inc.	2.0%
Venture Global LNG, Inc.	2.0%
JPMorgan Chase & Co.	1.9%
Morgan Stanley	1.9%
Goldman Sachs Group, Inc.	1.8%
Wells Fargo & Co.	1.7%
Citigroup, Inc.	1.6%
Bank of America Corp.	1.5%
Vistra Operations Co. LLC	1.5%
Energy Transfer LP	1.4%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Strategic Income Fund	PAGE 1	TSR-SAR-04045F634

Aristotle Ultra Short Income Fund
Class A | PLUAX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Ultra Short Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.57%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$33,784,273
Number of Holdings	112
Portfolio Turnover Rate	52%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Magnetite CLO Ltd.	7.6%
Bank of America Corp.	5.6%
JPMorgan Chase & Co.	5.5%
TCI-Flatiron CLO Ltd.	4.8%
American Airlines Group, Inc.	4.2%
Goldman Sachs Group, Inc.	4.0%
Morgan Stanley	3.1%
Santander Consumer USA Holdings, Inc.	2.9%
Neuberger Berman CLO Ltd.	2.6%
Navient Student Loan Trust	2.0%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Ultra Short Income Fund	PAGE 1	TSR-SAR-04045F816

Aristotle Ultra Short Income Fund
Class I | PLUIX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Ultra Short Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$33,784,273
Number of Holdings	112
Portfolio Turnover Rate	52%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Magnetite CLO Ltd.	7.6%
Bank of America Corp.	5.6%
JPMorgan Chase & Co.	5.5%
TCI-Flatiron CLO Ltd.	4.8%
American Airlines Group, Inc.	4.2%
Goldman Sachs Group, Inc.	4.0%
Morgan Stanley	3.1%
Santander Consumer USA Holdings, Inc.	2.9%
Neuberger Berman CLO Ltd.	2.6%
Navient Student Loan Trust	2.0%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Ultra Short Income Fund	PAGE 1	TSR-SAR-04045F790

Aristotle Ultra Short Income Fund
Class I-2 | PLUDX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Ultra Short Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$16	0.32%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$33,784,273
Number of Holdings	112
Portfolio Turnover Rate	52%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Magnetite CLO Ltd.	7.6%
Bank of America Corp.	5.6%
JPMorgan Chase & Co.	5.5%
TCI-Flatiron CLO Ltd.	4.8%
American Airlines Group, Inc.	4.2%
Goldman Sachs Group, Inc.	4.0%
Morgan Stanley	3.1%
Santander Consumer USA Holdings, Inc.	2.9%
Neuberger Berman CLO Ltd.	2.6%
Navient Student Loan Trust	2.0%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Ultra Short Income Fund	PAGE 1	TSR-SAR-04045F782

Aristotle Core Equity Fund
Class A | ARALX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Core Equity Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.90%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$439,556,158
Number of Holdings	50
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Microsoft Corp.	8.2%
NVIDIA Corp.	6.9%
Apple, Inc.	6.0%
Meta Platforms, Inc.	4.7%
Amazon.com, Inc.	4.4%
Alphabet, Inc.	4.3%
Broadcom, Inc.	3.3%
JPMorgan Chase & Co.	2.8%
Costco Wholesale Corp.	2.6%
Trane Technologies PLC	2.2%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Core Equity Fund	PAGE 1	TSR-SAR-04045F329

Aristotle Core Equity Fund
Class I | ARILX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Core Equity Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.65%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$439,556,158
Number of Holdings	50
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Microsoft Corp.	8.2%
NVIDIA Corp.	6.9%
Apple, Inc.	6.0%
Meta Platforms, Inc.	4.7%
Amazon.com, Inc.	4.4%
Alphabet, Inc.	4.3%
Broadcom, Inc.	3.3%
JPMorgan Chase & Co.	2.8%
Costco Wholesale Corp.	2.6%
Trane Technologies PLC	2.2%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Core Equity Fund	PAGE 1	TSR-SAR-04045F436

Aristotle Core Equity Fund
Class I-2 | AILLX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Core Equity Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$34	0.65%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$439,556,158
Number of Holdings	50
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Microsoft Corp.	8.2%
NVIDIA Corp.	6.9%
Apple, Inc.	6.0%
Meta Platforms, Inc.	4.7%
Amazon.com, Inc.	4.4%
Alphabet, Inc.	4.3%
Broadcom, Inc.	3.3%
JPMorgan Chase & Co.	2.8%
Costco Wholesale Corp.	2.6%
Trane Technologies PLC	2.2%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Core Equity Fund	PAGE 1	TSR-SAR-04045F311

Aristotle Growth Equity Fund
Class A | ARAGX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Growth Equity Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.96%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$310,979,464
Number of Holdings	39
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Microsoft Corp.	12.0%
NVIDIA Corp.	11.8%
Apple, Inc.	10.7%
Amazon.com, Inc.	7.0%
Alphabet, Inc.	6.5%
Meta Platforms, Inc.	3.9%
Visa, Inc.	3.7%
ServiceNow, Inc.	3.0%
Home Depot, Inc.	2.7%
Costco Wholesale Corp.	2.4%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Growth Equity Fund	PAGE 1	TSR-SAR-04045F295

Aristotle Growth Equity Fund
Class I | ARIGX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Growth Equity Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.70%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$310,979,464
Number of Holdings	39
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Microsoft Corp.	12.0%
NVIDIA Corp.	11.8%
Apple, Inc.	10.7%
Amazon.com, Inc.	7.0%
Alphabet, Inc.	6.5%
Meta Platforms, Inc.	3.9%
Visa, Inc.	3.7%
ServiceNow, Inc.	3.0%
Home Depot, Inc.	2.7%
Costco Wholesale Corp.	2.4%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Growth Equity Fund	PAGE 1	TSR-SAR-04045F428

Aristotle Growth Equity Fund
Class I-2 | AIGGX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Growth Equity Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$37	0.70%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$310,979,464
Number of Holdings	39
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Microsoft Corp.	12.0%
NVIDIA Corp.	11.8%
Apple, Inc.	10.7%
Amazon.com, Inc.	7.0%
Alphabet, Inc.	6.5%
Meta Platforms, Inc.	3.9%
Visa, Inc.	3.7%
ServiceNow, Inc.	3.0%
Home Depot, Inc.	2.7%
Costco Wholesale Corp.	2.4%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Growth Equity Fund	PAGE 1	TSR-SAR-04045F287

Aristotle International Equity Fund
Class A | ARAFX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle International Equity Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.04%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$695,107,369
Number of Holdings	40
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Ashtead Group PLC	3.7%
Brookfield Corp.	3.6%
Sony Group Corp.	3.4%
Safran SA	3.4%
MonotaRO Co. Ltd.	3.4%
Cameco Corp.	3.4%
Pan Pacific International Holdings Corp.	3.3%
Accenture PLC	3.3%
Nemetschek SE	3.3%
Roche Holding AG	3.2%
Sector Breakdown (%)**

Top Ten Countries	(%)
United Kingdom	18.3%
Japan	18.0%
France	12.9%
Switzerland	8.4%
Germany	8.4%
Canada	8.4%
Ireland	6.1%
Netherlands	3.5%
Singapore	3.0%
Cash & Other	13.0%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle International Equity Fund	PAGE 1	TSR-SAR-04045F378

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle International Equity Fund	PAGE 2	TSR-SAR-04045F378

Aristotle International Equity Fund
Class I | ARIFX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle International Equity Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.78%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$695,107,369
Number of Holdings	40
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Ashtead Group PLC	3.7%
Brookfield Corp.	3.6%
Sony Group Corp.	3.4%
Safran SA	3.4%
MonotaRO Co. Ltd.	3.4%
Cameco Corp.	3.4%
Pan Pacific International Holdings Corp.	3.3%
Accenture PLC	3.3%
Nemetschek SE	3.3%
Roche Holding AG	3.2%
Sector Breakdown (%)**

Top Ten Countries	(%)
United Kingdom	18.3%
Japan	18.0%
France	12.9%
Switzerland	8.4%
Germany	8.4%
Canada	8.4%
Ireland	6.1%
Netherlands	3.5%
Singapore	3.0%
Cash & Other	13.0%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle International Equity Fund	PAGE 1	TSR-SAR-04045F410

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle International Equity Fund	PAGE 2	TSR-SAR-04045F410

Aristotle International Equity Fund
Class I-2 | AIFFX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle International Equity Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$41	0.78%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$695,107,369
Number of Holdings	40
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Ashtead Group PLC	3.7%
Brookfield Corp.	3.6%
Sony Group Corp.	3.4%
Safran SA	3.4%
MonotaRO Co. Ltd.	3.4%
Cameco Corp.	3.4%
Pan Pacific International Holdings Corp.	3.3%
Accenture PLC	3.3%
Nemetschek SE	3.3%
Roche Holding AG	3.2%
Sector Breakdown (%)**

Top Ten Countries	(%)
United Kingdom	18.3%
Japan	18.0%
France	12.9%
Switzerland	8.4%
Germany	8.4%
Canada	8.4%
Ireland	6.1%
Netherlands	3.5%
Singapore	3.0%
Cash & Other	13.0%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle International Equity Fund	PAGE 1	TSR-SAR-04045F360

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle International Equity Fund	PAGE 2	TSR-SAR-04045F360

Aristotle Small Cap Equity Fund
Class A | ARABX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Small Cap Equity Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.15%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$215,147,970
Number of Holdings	96
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Merit Medical Systems, Inc.	2.4%
AerCap Holdings NV	2.3%
Huron Consulting Group, Inc.	2.3%
Dycom Industries, Inc.	2.3%
Itron, Inc.	2.3%
ACI Worldwide, Inc.	2.1%
Baldwin Insurance Group, Inc.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Ardmore Shipping Corp.	1.9%
Belden, Inc.	1.8%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Small Cap Equity Fund	PAGE 1	TSR-SAR-04045F485

Aristotle Small Cap Equity Fund
Class C | AISBX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Small Cap Equity Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.90%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$215,147,970
Number of Holdings	96
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Merit Medical Systems, Inc.	2.4%
AerCap Holdings NV	2.3%
Huron Consulting Group, Inc.	2.3%
Dycom Industries, Inc.	2.3%
Itron, Inc.	2.3%
ACI Worldwide, Inc.	2.1%
Baldwin Insurance Group, Inc.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Ardmore Shipping Corp.	1.9%
Belden, Inc.	1.8%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Small Cap Equity Fund	PAGE 1	TSR-SAR-04045F477

Aristotle Small Cap Equity Fund
Class I | ARIBX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Small Cap Equity Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.90%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$215,147,970
Number of Holdings	96
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Merit Medical Systems, Inc.	2.4%
AerCap Holdings NV	2.3%
Huron Consulting Group, Inc.	2.3%
Dycom Industries, Inc.	2.3%
Itron, Inc.	2.3%
ACI Worldwide, Inc.	2.1%
Baldwin Insurance Group, Inc.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Ardmore Shipping Corp.	1.9%
Belden, Inc.	1.8%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Small Cap Equity Fund	PAGE 1	TSR-SAR-04045F469

Aristotle Small Cap Equity Fund
Class I-2 | AIBBX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Small Cap Equity Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$46	0.90%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$215,147,970
Number of Holdings	96
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Merit Medical Systems, Inc.	2.4%
AerCap Holdings NV	2.3%
Huron Consulting Group, Inc.	2.3%
Dycom Industries, Inc.	2.3%
Itron, Inc.	2.3%
ACI Worldwide, Inc.	2.1%
Baldwin Insurance Group, Inc.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Ardmore Shipping Corp.	1.9%
Belden, Inc.	1.8%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Small Cap Equity Fund	PAGE 1	TSR-SAR-04045F337

Aristotle Small Cap Equity Fund
Class R6 | ARRBX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Small Cap Equity Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.85%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$215,147,970
Number of Holdings	96
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Merit Medical Systems, Inc.	2.4%
AerCap Holdings NV	2.3%
Huron Consulting Group, Inc.	2.3%
Dycom Industries, Inc.	2.3%
Itron, Inc.	2.3%
ACI Worldwide, Inc.	2.1%
Baldwin Insurance Group, Inc.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Ardmore Shipping Corp.	1.9%
Belden, Inc.	1.8%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Small Cap Equity Fund	PAGE 1	TSR-SAR-04045F451

Aristotle Small/Mid Cap Equity Fund
Class A | ARAHX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Small/Mid Cap Equity Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.15%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$44,334,816
Number of Holdings	100
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
AerCap Holdings NV	2.3%
Dycom Industries, Inc.	2.3%
Merit Medical Systems, Inc.	2.2%
MACOM Technology Solutions Holdings, Inc.	2.1%
Baldwin Insurance Group, Inc.	2.1%
Huron Consulting Group, Inc.	2.1%
Belden, Inc.	2.0%
Carlisle Cos., Inc.	2.0%
Gartner, Inc.	2.0%
Itron, Inc.	1.9%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Small/Mid Cap Equity Fund	PAGE 1	TSR-SAR-04045F535

Aristotle Small/Mid Cap Equity Fund
Class C | AISHX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Small/Mid Cap Equity Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.90%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$44,334,816
Number of Holdings	100
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
AerCap Holdings NV	2.3%
Dycom Industries, Inc.	2.3%
Merit Medical Systems, Inc.	2.2%
MACOM Technology Solutions Holdings, Inc.	2.1%
Baldwin Insurance Group, Inc.	2.1%
Huron Consulting Group, Inc.	2.1%
Belden, Inc.	2.0%
Carlisle Cos., Inc.	2.0%
Gartner, Inc.	2.0%
Itron, Inc.	1.9%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Small/Mid Cap Equity Fund	PAGE 1	TSR-SAR-04045F527

Aristotle Small/Mid Cap Equity Fund
Class I | ARIHX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Small/Mid Cap Equity Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.85%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$44,334,816
Number of Holdings	100
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
AerCap Holdings NV	2.3%
Dycom Industries, Inc.	2.3%
Merit Medical Systems, Inc.	2.2%
MACOM Technology Solutions Holdings, Inc.	2.1%
Baldwin Insurance Group, Inc.	2.1%
Huron Consulting Group, Inc.	2.1%
Belden, Inc.	2.0%
Carlisle Cos., Inc.	2.0%
Gartner, Inc.	2.0%
Itron, Inc.	1.9%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Small/Mid Cap Equity Fund	PAGE 1	TSR-SAR-04045F519

Aristotle Small/Mid Cap Equity Fund
Class I-2 | AIHHX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Small/Mid Cap Equity Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$47	0.90%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$44,334,816
Number of Holdings	100
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
AerCap Holdings NV	2.3%
Dycom Industries, Inc.	2.3%
Merit Medical Systems, Inc.	2.2%
MACOM Technology Solutions Holdings, Inc.	2.1%
Baldwin Insurance Group, Inc.	2.1%
Huron Consulting Group, Inc.	2.1%
Belden, Inc.	2.0%
Carlisle Cos., Inc.	2.0%
Gartner, Inc.	2.0%
Itron, Inc.	1.9%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Small/Mid Cap Equity Fund	PAGE 1	TSR-SAR-04045F493

Aristotle/Saul Global Equity Fund
Class A | ARAOX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle/Saul Global Equity Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.03%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$37,897,741
Number of Holdings	48
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Lennar Corp.	4.7%
Microsoft Corp.	4.7%
Martin Marietta Materials, Inc.	3.3%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.2%
Cameco Corp.	3.1%
MonotaRO Co. Ltd.	2.7%
Adobe, Inc.	2.7%
Microchip Technology, Inc.	2.6%
DBS Group Holdings Ltd.	2.6%
Amgen, Inc.	2.6%
Sector Breakdown (%)**

Top Ten Countries	(%)
United States	44.2%
Japan	14.2%
Germany	9.1%
France	6.6%
Canada	5.3%
Switzerland	3.8%
United Kingdom	3.0%
Singapore	2.6%
South Korea	2.1%
Cash & Other	9.1%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle/Saul Global Equity Fund	PAGE 1	TSR-SAR-04045F394

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle/Saul Global Equity Fund	PAGE 2	TSR-SAR-04045F394

Aristotle/Saul Global Equity Fund
Class I | ARIOX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle/Saul Global Equity Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.78%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$37,897,741
Number of Holdings	48
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Lennar Corp.	4.7%
Microsoft Corp.	4.7%
Martin Marietta Materials, Inc.	3.3%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.2%
Cameco Corp.	3.1%
MonotaRO Co. Ltd.	2.7%
Adobe, Inc.	2.7%
Microchip Technology, Inc.	2.6%
DBS Group Holdings Ltd.	2.6%
Amgen, Inc.	2.6%
Sector Breakdown (%)**

Top Ten Countries	(%)
United States	44.2%
Japan	14.2%
Germany	9.1%
France	6.6%
Canada	5.3%
Switzerland	3.8%
United Kingdom	3.0%
Singapore	2.6%
South Korea	2.1%
Cash & Other	9.1%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle/Saul Global Equity Fund	PAGE 1	TSR-SAR-04045F261

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle/Saul Global Equity Fund	PAGE 2	TSR-SAR-04045F261

Aristotle/Saul Global Equity Fund
Class I-2 | AIOOX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle/Saul Global Equity Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$40	0.78%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$37,897,741
Number of Holdings	48
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Lennar Corp.	4.7%
Microsoft Corp.	4.7%
Martin Marietta Materials, Inc.	3.3%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.2%
Cameco Corp.	3.1%
MonotaRO Co. Ltd.	2.7%
Adobe, Inc.	2.7%
Microchip Technology, Inc.	2.6%
DBS Group Holdings Ltd.	2.6%
Amgen, Inc.	2.6%
Sector Breakdown (%)**

Top Ten Countries	(%)
United States	44.2%
Japan	14.2%
Germany	9.1%
France	6.6%
Canada	5.3%
Switzerland	3.8%
United Kingdom	3.0%
Singapore	2.6%
South Korea	2.1%
Cash & Other	9.1%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle/Saul Global Equity Fund	PAGE 1	TSR-SAR-04045F386

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle/Saul Global Equity Fund	PAGE 2	TSR-SAR-04045F386

Aristotle Value Equity Fund
Class A | ARAQX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Value Equity Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.94%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$703,460,245
Number of Holdings	44
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Parker-Hannifin Corp.	4.3%
Lennar Corp.	3.8%
Microsoft Corp.	3.7%
Ameriprise Financial, Inc.	3.3%
Corteva, Inc.	2.9%
Adobe, Inc.	2.8%
Martin Marietta Materials, Inc.	2.7%
Amgen, Inc.	2.6%
Capital One Financial Corp.	2.6%
QUALCOMM, Inc.	2.5%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Value Equity Fund	PAGE 1	TSR-SAR-04045F352

Aristotle Value Equity Fund
Class I | ARIQX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Value Equity Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.69%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$703,460,245
Number of Holdings	44
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Parker-Hannifin Corp.	4.3%
Lennar Corp.	3.8%
Microsoft Corp.	3.7%
Ameriprise Financial, Inc.	3.3%
Corteva, Inc.	2.9%
Adobe, Inc.	2.8%
Martin Marietta Materials, Inc.	2.7%
Amgen, Inc.	2.6%
Capital One Financial Corp.	2.6%
QUALCOMM, Inc.	2.5%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Value Equity Fund	PAGE 1	TSR-SAR-04045F279

Aristotle Value Equity Fund
Class I-2 | AIQQX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Value Equity Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$35	0.69%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$703,460,245
Number of Holdings	44
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Parker-Hannifin Corp.	4.3%
Lennar Corp.	3.8%
Microsoft Corp.	3.7%
Ameriprise Financial, Inc.	3.3%
Corteva, Inc.	2.9%
Adobe, Inc.	2.8%
Martin Marietta Materials, Inc.	2.7%
Amgen, Inc.	2.6%
Capital One Financial Corp.	2.6%
QUALCOMM, Inc.	2.5%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Value Equity Fund	PAGE 1	TSR-SAR-04045F345

Aristotle Value Equity Fund
Class R6 | ARRQX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Value Equity Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$31	0.61%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$703,460,245
Number of Holdings	44
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Parker-Hannifin Corp.	4.3%
Lennar Corp.	3.8%
Microsoft Corp.	3.7%
Ameriprise Financial, Inc.	3.3%
Corteva, Inc.	2.9%
Adobe, Inc.	2.8%
Martin Marietta Materials, Inc.	2.7%
Amgen, Inc.	2.6%
Capital One Financial Corp.	2.6%
QUALCOMM, Inc.	2.5%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Value Equity Fund	PAGE 1	TSR-SAR-04045F253

Aristotle Portfolio Optimization Aggressive Growth Fund
Class A | POEAX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Aggressive Growth Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.70%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$278,759,159
Number of Holdings	14
Portfolio Turnover Rate	13%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Aristotle Growth Equity Fund	18.5%
Vanguard Value ETF	16.8%
Aristotle Core Equity Fund	15.6%
Aristotle International Equity Fund	15.0%
Vanguard Mid-Cap Value ETF	8.2%
Vanguard Mid-Cap Growth ETF	5.1%
iShares Russell 2000 Value ETF	4.6%
iShares Russell 2000 Growth ETF	4.1%
Aristotle Core Income Fund	3.3%
Vanguard FTSE Emerging Markets ETF	3.1%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Portfolio Optimization Aggressive Growth Fund	PAGE 1	TSR-SAR-04045F840

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Aggressive Growth Fund	PAGE 2	TSR-SAR-04045F840

Aristotle Portfolio Optimization Aggressive Growth Fund
Class C | POCEX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Aggressive Growth Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.45%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$278,759,159
Number of Holdings	14
Portfolio Turnover Rate	13%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Aristotle Growth Equity Fund	18.5%
Vanguard Value ETF	16.8%
Aristotle Core Equity Fund	15.6%
Aristotle International Equity Fund	15.0%
Vanguard Mid-Cap Value ETF	8.2%
Vanguard Mid-Cap Growth ETF	5.1%
iShares Russell 2000 Value ETF	4.6%
iShares Russell 2000 Growth ETF	4.1%
Aristotle Core Income Fund	3.3%
Vanguard FTSE Emerging Markets ETF	3.1%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Portfolio Optimization Aggressive Growth Fund	PAGE 1	TSR-SAR-04045F832

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Aggressive Growth Fund	PAGE 2	TSR-SAR-04045F832

Aristotle Portfolio Optimization Aggressive Growth Fund
Class I-2 | POEDX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Aggressive Growth Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$24	0.45%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$278,759,159
Number of Holdings	14
Portfolio Turnover Rate	13%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Aristotle Growth Equity Fund	18.5%
Vanguard Value ETF	16.8%
Aristotle Core Equity Fund	15.6%
Aristotle International Equity Fund	15.0%
Vanguard Mid-Cap Value ETF	8.2%
Vanguard Mid-Cap Growth ETF	5.1%
iShares Russell 2000 Value ETF	4.6%
iShares Russell 2000 Growth ETF	4.1%
Aristotle Core Income Fund	3.3%
Vanguard FTSE Emerging Markets ETF	3.1%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Portfolio Optimization Aggressive Growth Fund	PAGE 1	TSR-SAR-04045F824

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Aggressive Growth Fund	PAGE 2	TSR-SAR-04045F824

Aristotle Portfolio Optimization Conservative Fund
Class A | POAAX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Conservative Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.71%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$140,397,148
Number of Holdings	18
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Aristotle Core Income Fund	39.1%
Aristotle Short Duration Income Fund	12.2%
Vanguard Total Bond Market ETF	10.5%
Vanguard Value ETF	7.2%
Aristotle Growth Equity Fund	5.5%
Aristotle High Yield Bond Fund	5.0%
Aristotle Core Equity Fund	4.5%
Aristotle International Equity Fund	3.2%
iShares TIPS Bond ETF	3.0%
Vanguard Emerging Markets Government Bond ETF	2.5%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Portfolio Optimization Conservative Fund	PAGE 1	TSR-SAR-04045F105

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Conservative Fund	PAGE 2	TSR-SAR-04045F105

Aristotle Portfolio Optimization Conservative Fund
Class C | POACX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Conservative Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.46%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$140,397,148
Number of Holdings	18
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Aristotle Core Income Fund	39.1%
Aristotle Short Duration Income Fund	12.2%
Vanguard Total Bond Market ETF	10.5%
Vanguard Value ETF	7.2%
Aristotle Growth Equity Fund	5.5%
Aristotle High Yield Bond Fund	5.0%
Aristotle Core Equity Fund	4.5%
Aristotle International Equity Fund	3.2%
iShares TIPS Bond ETF	3.0%
Vanguard Emerging Markets Government Bond ETF	2.5%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Portfolio Optimization Conservative Fund	PAGE 1	TSR-SAR-04045F204

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Conservative Fund	PAGE 2	TSR-SAR-04045F204

Aristotle Portfolio Optimization Conservative Fund
Class I-2 | PLCDX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Conservative Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$24	0.46%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$140,397,148
Number of Holdings	18
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Aristotle Core Income Fund	39.1%
Aristotle Short Duration Income Fund	12.2%
Vanguard Total Bond Market ETF	10.5%
Vanguard Value ETF	7.2%
Aristotle Growth Equity Fund	5.5%
Aristotle High Yield Bond Fund	5.0%
Aristotle Core Equity Fund	4.5%
Aristotle International Equity Fund	3.2%
iShares TIPS Bond ETF	3.0%
Vanguard Emerging Markets Government Bond ETF	2.5%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Portfolio Optimization Conservative Fund	PAGE 1	TSR-SAR-04045F303

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Conservative Fund	PAGE 2	TSR-SAR-04045F303

Aristotle Portfolio Optimization Growth Fund
Class A | PODAX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Growth Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.70%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$668,761,851
Number of Holdings	19
Portfolio Turnover Rate	15%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Vanguard Value ETF	18.2%
Aristotle Growth Equity Fund	17.1%
Aristotle Core Equity Fund	13.2%
Aristotle International Equity Fund	12.1%
Aristotle Core Income Fund	10.4%
Vanguard Mid-Cap Value ETF	5.7%
Vanguard Mid-Cap Growth ETF	4.1%
Vanguard FTSE Emerging Markets ETF	3.6%
Aristotle High Yield Bond Fund	2.9%
iShares Russell 2000 Growth ETF	2.6%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Portfolio Optimization Growth Fund	PAGE 1	TSR-SAR-04045F873

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Growth Fund	PAGE 2	TSR-SAR-04045F873

Aristotle Portfolio Optimization Growth Fund
Class C | PODCX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Growth Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.45%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$668,761,851
Number of Holdings	19
Portfolio Turnover Rate	15%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Vanguard Value ETF	18.2%
Aristotle Growth Equity Fund	17.1%
Aristotle Core Equity Fund	13.2%
Aristotle International Equity Fund	12.1%
Aristotle Core Income Fund	10.4%
Vanguard Mid-Cap Value ETF	5.7%
Vanguard Mid-Cap Growth ETF	4.1%
Vanguard FTSE Emerging Markets ETF	3.6%
Aristotle High Yield Bond Fund	2.9%
iShares Russell 2000 Growth ETF	2.6%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Portfolio Optimization Growth Fund	PAGE 1	TSR-SAR-04045F865

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Growth Fund	PAGE 2	TSR-SAR-04045F865

Aristotle Portfolio Optimization Growth Fund
Class I-2 | PMADX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Growth Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$23	0.45%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$668,761,851
Number of Holdings	19
Portfolio Turnover Rate	15%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Vanguard Value ETF	18.2%
Aristotle Growth Equity Fund	17.1%
Aristotle Core Equity Fund	13.2%
Aristotle International Equity Fund	12.1%
Aristotle Core Income Fund	10.4%
Vanguard Mid-Cap Value ETF	5.7%
Vanguard Mid-Cap Growth ETF	4.1%
Vanguard FTSE Emerging Markets ETF	3.6%
Aristotle High Yield Bond Fund	2.9%
iShares Russell 2000 Growth ETF	2.6%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Portfolio Optimization Growth Fund	PAGE 1	TSR-SAR-04045F857

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Growth Fund	PAGE 2	TSR-SAR-04045F857

Aristotle Portfolio Optimization Moderate Conservative Fund
Class A | POBAX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Conservative Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.71%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$208,371,581
Number of Holdings	18
Portfolio Turnover Rate	15%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Aristotle Core Income Fund	32.6%
Vanguard Value ETF	11.4%
Aristotle Growth Equity Fund	7.9%
Vanguard Total Bond Market ETF	7.5%
Aristotle Core Equity Fund	7.4%
Aristotle International Equity Fund	7.2%
Aristotle High Yield Bond Fund	5.8%
Aristotle Short Duration Income Fund	3.8%
Vanguard FTSE Emerging Markets ETF	2.2%
Vanguard Mid-Cap Value ETF	2.1%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Portfolio Optimization Moderate Conservative Fund	PAGE 1	TSR-SAR-04045F402

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Moderate Conservative Fund	PAGE 2	TSR-SAR-04045F402

Aristotle Portfolio Optimization Moderate Conservative Fund
Class C | POBCX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Conservative Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.46%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$208,371,581
Number of Holdings	18
Portfolio Turnover Rate	15%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Aristotle Core Income Fund	32.6%
Vanguard Value ETF	11.4%
Aristotle Growth Equity Fund	7.9%
Vanguard Total Bond Market ETF	7.5%
Aristotle Core Equity Fund	7.4%
Aristotle International Equity Fund	7.2%
Aristotle High Yield Bond Fund	5.8%
Aristotle Short Duration Income Fund	3.8%
Vanguard FTSE Emerging Markets ETF	2.2%
Vanguard Mid-Cap Value ETF	2.1%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Portfolio Optimization Moderate Conservative Fund	PAGE 1	TSR-SAR-04045F501

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Moderate Conservative Fund	PAGE 2	TSR-SAR-04045F501

Aristotle Portfolio Optimization Moderate Conservative Fund
Class I-2 | PMCDX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Conservative Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$24	0.46%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$208,371,581
Number of Holdings	18
Portfolio Turnover Rate	15%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Aristotle Core Income Fund	32.6%
Vanguard Value ETF	11.4%
Aristotle Growth Equity Fund	7.9%
Vanguard Total Bond Market ETF	7.5%
Aristotle Core Equity Fund	7.4%
Aristotle International Equity Fund	7.2%
Aristotle High Yield Bond Fund	5.8%
Aristotle Short Duration Income Fund	3.8%
Vanguard FTSE Emerging Markets ETF	2.2%
Vanguard Mid-Cap Value ETF	2.1%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Portfolio Optimization Moderate Conservative Fund	PAGE 1	TSR-SAR-04045F600

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Moderate Conservative Fund	PAGE 2	TSR-SAR-04045F600

Aristotle Portfolio Optimization Moderate Fund
Class A | POCAX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.71%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$742,355,377
Number of Holdings	18
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Aristotle Core Income Fund	21.3%
Aristotle Growth Equity Fund	16.2%
Vanguard Value ETF	15.2%
Aristotle Core Equity Fund	11.7%
Aristotle International Equity Fund	8.2%
Aristotle Short Duration Income Fund	4.7%
Aristotle High Yield Bond Fund	4.3%
Vanguard Total Bond Market ETF	3.1%
Vanguard FTSE Emerging Markets ETF	2.6%
Vanguard Mid-Cap Value ETF	2.6%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Portfolio Optimization Moderate Fund	PAGE 1	TSR-SAR-04045F709

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Moderate Fund	PAGE 2	TSR-SAR-04045F709

Aristotle Portfolio Optimization Moderate Fund
Class C | POMCX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.45%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$742,355,377
Number of Holdings	18
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Aristotle Core Income Fund	21.3%
Aristotle Growth Equity Fund	16.2%
Vanguard Value ETF	15.2%
Aristotle Core Equity Fund	11.7%
Aristotle International Equity Fund	8.2%
Aristotle Short Duration Income Fund	4.7%
Aristotle High Yield Bond Fund	4.3%
Vanguard Total Bond Market ETF	3.1%
Vanguard FTSE Emerging Markets ETF	2.6%
Vanguard Mid-Cap Value ETF	2.6%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Portfolio Optimization Moderate Fund	PAGE 1	TSR-SAR-04045F808

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Moderate Fund	PAGE 2	TSR-SAR-04045F808

Aristotle Portfolio Optimization Moderate Fund
Class I-2 | POMDX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$24	0.46%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$742,355,377
Number of Holdings	18
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Aristotle Core Income Fund	21.3%
Aristotle Growth Equity Fund	16.2%
Vanguard Value ETF	15.2%
Aristotle Core Equity Fund	11.7%
Aristotle International Equity Fund	8.2%
Aristotle Short Duration Income Fund	4.7%
Aristotle High Yield Bond Fund	4.3%
Vanguard Total Bond Market ETF	3.1%
Vanguard FTSE Emerging Markets ETF	2.6%
Vanguard Mid-Cap Value ETF	2.6%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Portfolio Optimization Moderate Fund	PAGE 1	TSR-SAR-04045F881

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at 1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Moderate Fund	PAGE 2	TSR-SAR-04045F881

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

ARISTOTLE FUNDS Series Trust
Aristotle Core Income Fund
Aristotle ESG Core Bond Fund
Aristotle Floating Rate Income Fund
Aristotle High Yield Bond Fund
Aristotle Short Duration Income Fund
Aristotle Strategic Income Fund
Aristotle Ultra Short Income Fund
Aristotle Core Equity Fund
Aristotle Growth Equity Fund
Aristotle International Equity Fund
Aristotle Small Cap Equity Fund
Aristotle Small/Mid Cap Equity Fund
Aristotle/Saul Global Cap Equity Fund
Aristotle Value Equity Fund
Aristotle Portfolio Optimization Aggressive Growth Fund
Aristotle Portfolio Optimization Conservative Fund
Aristotle Portfolio Optimization Growth Fund
Aristotle Portfolio Optimization Moderate Conservative Fund
Aristotle Portfolio Optimization Moderate Fund
Core Financial Statements (Unaudited)
September 30, 2024

Aristotle Core Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS - 40.6%
Communications - 1.3%
AT&T, Inc.
3.50%, 09/15/2053	$4,865,000	$3,577,065
3.85%, 06/01/2060	4,550,000	3,447,952
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	4,500,000	3,163,199
3.85%, 04/01/2061	2,000,000	1,227,652
Cox Communications, Inc., 5.95%, 09/01/2054(a)	5,850,000	5,852,988
T-Mobile USA, Inc.
5.20%, 01/15/2033	3,000,000	3,109,792
5.05%, 07/15/2033	7,200,000	7,383,287
4.70%, 01/15/2035	4,250,000	4,236,997
Verizon Communications, Inc.
3.40%, 03/22/2041	7,550,000	6,169,683
5.50%, 02/23/2054	1,900,000	1,993,274
		40,161,889
Consumer Discretionary - 1.4%
1011778 BC ULC/New Red Finance, Inc., 3.88%, 01/15/2028(a)	9,000,000	8,656,057
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(a)	4,000,000	3,996,670
British Airways 2019-1 Class A Pass Through Trust, Series PTT, 3.35%, 06/15/2029(a)	1,531,025	1,436,226
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/2025(a)	1,666,814	1,656,943
4.75%, 10/20/2028(a)	2,000,000	1,998,223
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	4,475,000	4,391,011
4.54%, 08/01/2026	1,725,000	1,711,177
2.70%, 08/10/2026	2,225,000	2,138,923
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
5.00%, 06/01/2029(a)	2,000,000	1,901,578
4.88%, 07/01/2031(a)	2,850,000	2,588,770
Las Vegas Sands Corp., 3.90%, 08/08/2029	1,889,000	1,801,611
Royal Caribbean Cruises Ltd., 5.63%, 09/30/2031(a)	5,950,000	6,031,813
Tapestry, Inc., 7.85%, 11/27/2033	2,000,000	2,169,439
United Airlines 2019-2 Class A Pass Through Trust, Series A, 2.90%, 05/01/2028	1,122,917	1,030,174
		41,508,615
Consumer Staples - 1.9%
Anheuser-Busch Cos. LLC/ Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/2046	2,050,000	2,020,541

	Par	Value
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 01/23/2039	$5,000,000	$5,355,073
Coca-Cola Co., 5.20%, 01/14/2055	4,450,000	4,672,525
J M Smucker Co., 6.20%, 11/15/2033	9,200,000	10,179,877
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.00%, 05/15/2032	3,000,000	2,603,761
5.75%, 04/01/2033	727,000	753,685
6.75%, 03/15/2034(a)	7,660,000	8,491,274
Kraft Heinz Foods Co., 4.38%, 06/01/2046	13,500,000	11,956,819
Kroger Co., 5.50%, 09/15/2054	10,200,000	10,272,798
		56,306,353
Energy - 2.6%
Cheniere Energy Partners LP, 4.50%, 10/01/2029	7,000,000	6,908,660
Enbridge, Inc., 7.38% to 03/15/2030 then 5 yr. CMT Rate + 3.12%, 03/15/2055	4,050,000	4,210,562
Energy Transfer LP
6.50% to 11/15/2026 then 5 yr. CMT Rate + 5.69%, Perpetual	1,650,000	1,650,178
7.38%, 02/01/2031(a)	4,800,000	5,110,411
5.75%, 02/15/2033	4,800,000	5,023,963
5.55%, 05/15/2034	2,250,000	2,331,229
5.60%, 09/01/2034	6,500,000	6,757,855
5.00%, 05/15/2044	4,000,000	3,666,681
MPLX LP
5.50%, 06/01/2034	9,000,000	9,250,533
4.95%, 03/14/2052	1,750,000	1,571,375
5.65%, 03/01/2053	4,850,000	4,827,909
Petroleos Mexicanos
6.88%, 08/04/2026	7,750,000	7,724,481
6.50%, 03/13/2027	3,625,000	3,557,024
Targa Resources Corp., 6.50%, 03/30/2034	6,850,000	7,573,542
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 01/15/2032	7,250,000	6,827,993
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029(a)	1,075,000	1,016,737
		78,009,133
Financials - 17.6%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust
3.30%, 01/30/2032	4,100,000	3,701,575
6.95% to 03/10/2030 then 5 yr. CMT Rate + 2.72%, 03/10/2055	7,800,000	8,089,695
Air Lease Corp.
4.65% to 06/15/2026 then 5 yr. CMT Rate + 4.08%, Perpetual	4,300,000	4,202,336
3.00%, 02/01/2030	6,000,000	5,533,418

The accompanying notes are an integral part of these financial statements.

1

Aristotle Core Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
American Homes 4 Rent LP, 5.50%, 07/15/2034	$5,000,000	$5,173,465
Americold Realty Operating Partnership LP, 5.41%, 09/12/2034	2,750,000	2,760,120
Avolon Holdings Funding Ltd., 4.25%, 04/15/2026(a)	1,350,000	1,336,562
Banco Mercantil del Norte SA/Grand Cayman
7.63% to 01/10/2028 then 10 yr. CMT Rate + 5.35%, Perpetual(a)	1,324,000	1,334,765
8.38% to 10/14/2030 then 10 yr. CMT Rate + 7.76%, Perpetual(a)	2,001,000	2,099,685
Banco Santander SA, 5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030	5,600,000	5,792,595
Bank of America Corp.
4.38% to 01/27/2027 then 5 yr. CMT Rate + 2.76%, Perpetual	3,000,000	2,911,579
5.20% to 04/25/2028 then SOFR + 1.63%, 04/25/2029	7,000,000	7,199,221
5.47% to 01/23/2034 then SOFR + 1.65%, 01/23/2035	5,800,000	6,101,531
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	4,700,000	3,967,395
3.85% to 03/08/2032 then 5 yr. CMT Rate + 2.00%, 03/08/2037	9,000,000	8,322,165
Barclays PLC
9.63% to 06/15/2030 then USISSO05 + 5.78%, Perpetual	4,750,000	5,359,966
5.69% to 03/12/2029 then SOFR + 1.74%, 03/12/2030	7,800,000	8,115,516
BBVA Bancomer SA/Texas, 8.13% to 01/08/2034 then 5 yr. CMT Rate + 4.21%, 01/08/2039(a)	7,000,000	7,424,816
Block, Inc.
2.75%, 06/01/2026	4,000,000	3,881,123
3.50%, 06/01/2031	5,000,000	4,563,852
Brixmor Operating Partnership LP, 5.75%, 02/15/2035	7,500,000	7,902,085
Citibank NA, 5.57%, 04/30/2034	5,250,000	5,603,019
Citigroup, Inc.
4.15% to 11/15/2026 then 5 yr. CMT Rate + 3.00%, Perpetual	3,000,000	2,887,954
2.52% to 11/03/2031 then SOFR + 1.18%, 11/03/2032	2,000,000	1,736,462
6.27% to 11/17/2032 then SOFR + 2.34%, 11/17/2033	3,000,000	3,296,638

	Par	Value
6.17% to 05/25/2033 then SOFR + 2.66%, 05/25/2034	$9,000,000	$9,606,632
5.83% to 02/13/2034 then SOFR + 2.06%, 02/13/2035	3,000,000	3,134,170
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039	6,000,000	5,985,354
Credit Agricole SA, 6.70% to 09/23/2034 then USISSO05 + 3.60%, Perpetual(a)	7,800,000	7,806,165
Crown Castle, Inc., 5.20%, 09/01/2034	3,950,000	4,003,098
Danske Bank AS, 5.71% to 03/01/2029 then 1 yr. CMT Rate + 1.40%, 03/01/2030(a)	9,300,000	9,696,168
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/2034	6,200,000	6,509,023
Extra Space Storage LP, 5.40%, 02/01/2034	5,800,000	5,994,130
First American Financial Corp., 5.45%, 09/30/2034	3,600,000	3,586,115
Fiserv, Inc.
5.60%, 03/02/2033	8,200,000	8,689,671
5.15%, 08/12/2034	11,600,000	11,901,024
GLP Capital LP/GLP Financing II, Inc.
5.38%, 04/15/2026	3,000,000	3,014,442
3.25%, 01/15/2032	8,700,000	7,703,974
5.63%, 09/15/2034	10,650,000	10,884,737
6.25%, 09/15/2054	3,850,000	4,071,791
Goldman Sachs Group, Inc.
4.48% to 08/23/2027 then SOFR + 1.73%, 08/23/2028	5,000,000	5,027,308
7.50% to 05/10/2029 then 5 yr. CMT Rate + 2.81%, Perpetual	5,850,000	6,215,449
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032	7,950,000	7,027,870
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032	4,075,000	3,535,845
6.13% to 11/10/2034 then 10 yr. CMT Rate + 2.40%, Perpetual	4,300,000	4,329,390
5.85% to 04/25/2034 then SOFR + 1.55%, 04/25/2035	8,150,000	8,760,564
Host Hotels & Resorts LP
3.50%, 09/15/2030	1,500,000	1,391,900
2.90%, 12/15/2031	5,900,000	5,194,747
5.70%, 07/01/2034	6,890,000	7,117,332
JPMorgan Chase & Co.
6.88% to 06/01/2029 then 5 yr. CMT Rate + 2.74%, Perpetual	4,400,000	4,729,080
5.58% to 04/22/2029 then SOFR + 1.16%, 04/22/2030	5,600,000	5,878,957
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	4,000,000	4,450,326
5.77% to 04/22/2034 then SOFR + 1.49%, 04/22/2035	16,500,000	17,787,267
5.29% to 07/22/2034 then SOFR + 1.46%, 07/22/2035	12,750,000	13,302,490

The accompanying notes are an integral part of these financial statements.

2

Aristotle Core Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Kite Realty Group LP
4.95%, 12/15/2031	$10,000,000	$10,016,964
5.50%, 03/01/2034	4,450,000	4,587,341
Liberty Mutual Group, Inc., 4.30%, 02/01/2061(a)	3,650,000	2,455,689
Lloyds Banking Group PLC
5.46% to 01/05/2027 then 1 yr. CMT Rate + 1.38%, 01/05/2028	5,050,000	5,164,283
6.75% to 09/27/2031 then 5 yr. CMT Rate + 3.15%, Perpetual	7,800,000	7,817,338
Massachusetts Mutual Life Insurance Co., 5.67%, 12/01/2052(a)	4,700,000	4,846,460
Morgan Stanley
5.04% to 07/19/2029 then SOFR + 1.22%, 07/19/2030	5,250,000	5,396,309
5.83% to 04/19/2034 then SOFR + 1.58%, 04/19/2035	10,000,000	10,745,416
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	9,700,000	8,119,509
5.94% to 02/07/2034 then 5 yr. CMT Rate + 1.80%, 02/07/2039	6,800,000	7,142,241
Nasdaq, Inc., 5.95%, 08/15/2053	4,150,000	4,520,390
Nordea Bank Abp, 6.30% to 03/25/2032 then 5 yr. CMT Rate + 2.66%, Perpetual(a)	2,600,000	2,583,337
Northwestern Mutual Life Insurance Co., 3.85%, 09/30/2047(a)	4,600,000	3,708,387
Phillips Edison Grocery Center Operating Partnership I LP, 4.95%, 01/15/2035	9,000,000	8,846,832
PNC Financial Services Group, Inc.
6.25% to 03/15/2030 then H157 yr. CMT Rate + 2.81%, Perpetual	4,050,000	4,122,868
6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	6,500,000	7,445,411
5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	2,600,000	2,757,503
5.40% to 07/23/2034 then SOFR + 1.60%, 07/23/2035	4,950,000	5,163,834
State Street Corp.
6.70% to 03/15/2029 then 5 yr. CMT Rate + 2.61%, Perpetual	8,600,000	8,930,988
6.70% to 09/15/2029 then 5 yr. CMT Rate + 2.63%, Perpetual	5,750,000	5,967,361
Sumitomo Mitsui Financial Group, Inc., 5.42%, 07/09/2031	17,000,000	17,851,323
Sun Communities Operating LP, 5.70%, 01/15/2033	5,000,000	5,158,082
UBS Group AG
6.85% to 03/10/2030 then USISSO05 + 3.63%, Perpetual(a)	6,250,000	6,340,044

	Par	Value
7.75% to 04/12/2031 then USISSO05 + 4.16%, Perpetual(a)	$9,450,000	$10,127,603
5.70% to 02/08/2034 then 1 yr. CMT Rate + 1.77%, 02/08/2035(a)	4,000,000	4,223,876
Ventas Realty LP, 5.00%, 01/15/2035	6,400,000	6,413,729
VICI Properties LP
4.75%, 02/15/2028	3,000,000	3,014,016
5.13%, 05/15/2032	2,400,000	2,411,818
VICI Properties LP/VICI Note Co., Inc.
3.50%, 02/15/2025(a)	2,300,000	2,284,221
3.75%, 02/15/2027(a)	2,250,000	2,196,311
4.63%, 12/01/2029(a)	14,581,000	14,316,221
Wells Fargo & Co.
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	4,450,000	4,617,712
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035	14,250,000	14,943,566
		530,869,540
Health Care - 1.8%
Elevance Health, Inc., 5.65%, 06/15/2054	5,830,000	6,156,949
Icon Investments Six DAC, 6.00%, 05/08/2034	3,750,000	3,991,141
IQVIA, Inc., 5.70%, 05/15/2028	5,600,000	5,820,567
Laboratory Corp. of America Holdings, 4.80%, 10/01/2034	4,550,000	4,499,074
UnitedHealth Group, Inc.
4.75%, 05/15/2052	3,750,000	3,578,699
5.05%, 04/15/2053	6,000,000	5,963,410
5.75%, 07/15/2064	9,500,000	10,263,667
Universal Health Services, Inc.
4.63%, 10/15/2029	7,200,000	7,157,950
2.65%, 10/15/2030	4,450,000	3,971,080
2.65%, 01/15/2032	3,325,000	2,862,927
		54,265,464
Industrials - 2.3%
BAE Systems PLC, 5.30%, 03/26/2034(a)	7,550,000	7,855,139
Boeing Co.
6.53%, 05/01/2034(a)	5,250,000	5,636,622
6.86%, 05/01/2054(a)	700,000	768,835
Flowserve Corp.
3.50%, 10/01/2030	1,035,000	964,099
2.80%, 01/15/2032	7,673,000	6,650,287
HEICO Corp., 5.35%, 08/01/2033	10,300,000	10,713,253
Howmet Aerospace, Inc., 4.85%, 10/15/2031	3,450,000	3,523,787
nVent Finance Sarl
2.75%, 11/15/2031	4,300,000	3,748,725
5.65%, 05/15/2033	4,350,000	4,528,766

The accompanying notes are an integral part of these financial statements.

3

Aristotle Core Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Quanta Services, Inc., 5.25%, 08/09/2034	$7,800,000	$7,978,632
Regal Rexnord Corp., 6.40%, 04/15/2033	5,000,000	5,351,071
Veralto Corp., 5.45%, 09/18/2033	2,400,000	2,519,119
Weir Group PLC, 2.20%, 05/13/2026(a)	7,950,000	7,652,092
		67,890,427
Materials - 0.6%
Sonoco Products Co., 5.00%, 09/01/2034	14,100,000	13,911,582
Vale Overseas Ltd., 6.40%, 06/28/2054	4,550,000	4,797,643
		18,709,225
Technology - 2.8%
Arrow Electronics, Inc., 5.88%, 04/10/2034	5,000,000	5,187,978
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028(a)	5,000,000	4,852,997
5.95%, 08/04/2033	1,450,000	1,549,464
Broadcom, Inc.
4.55%, 02/15/2032	6,050,000	6,047,262
3.14%, 11/15/2035(a)	7,500,000	6,416,430
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	5,300,000	5,249,263
5.60%, 10/15/2054	4,000,000	3,929,695
Intel Corp.
4.75%, 03/25/2050	4,900,000	4,249,168
5.70%, 02/10/2053	5,800,000	5,717,985
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	6,500,000	5,715,137
Micron Technology, Inc., 5.30%, 01/15/2031	5,150,000	5,352,898
Oracle Corp., 5.50%, 09/27/2064	21,000,000	20,936,111
Roper Technologies, Inc., 4.90%, 10/15/2034	10,500,000	10,577,648
		85,782,036
Utilities - 8.3%
AES Corp.
5.45%, 06/01/2028	3,000,000	3,089,602
7.60% to 01/15/2030 then 5 yr. CMT Rate + 3.20%, 01/15/2055	2,950,000	3,104,311
Ameren Corp., 5.00%, 01/15/2029	7,000,000	7,169,981
American Electric Power Co., Inc.
5.20%, 01/15/2029	2,850,000	2,942,095
5.63%, 03/01/2033	4,700,000	4,961,762
Boston Gas Co., 6.12%, 07/20/2053(a)	2,600,000	2,761,882
Brooklyn Union Gas Co., 4.63%, 08/05/2027(a)	3,725,000	3,723,060

	Par	Value
Dominion Energy, Inc.
4.35% to 04/15/2027 then 5 yr. CMT Rate + 3.20%, Perpetual	$6,150,000	$6,020,544
7.00% to 06/01/2034 then 5 yr. CMT Rate + 2.51%, 06/01/2054	2,600,000	2,845,250
DPL, Inc., 4.35%, 04/15/2029	1,350,000	1,289,249
DTE Energy Co., 5.85%, 06/01/2034	6,700,000	7,195,130
Duke Energy Corp.
5.45%, 06/15/2034	4,950,000	5,169,035
6.10%, 09/15/2053	5,250,000	5,757,688
Duke Energy Ohio, Inc., 5.65%, 04/01/2053	3,000,000	3,180,452
Duke Energy Progress LLC, 5.25%, 03/15/2033	5,600,000	5,878,710
Duke Energy Progress NC Storm Funding LLC, 2.39%, 07/01/2037	5,350,000	4,532,739
Edison International, 8.13% to 06/15/2028 then 5 yr. CMT Rate + 3.86%, 06/15/2053	12,000,000	12,630,069
Exelon Corp., 5.45%, 03/15/2034	7,850,000	8,238,205
Georgia Power Co., 5.25%, 03/15/2034	6,000,000	6,292,842
Indianapolis Power & Light Co., 5.70%, 04/01/2054(a)	1,350,000	1,439,150
IPALCO Enterprises, Inc., 4.25%, 05/01/2030	2,400,000	2,321,474
KeySpan Gas East Corp., 3.59%, 01/18/2052(a)	2,850,000	2,078,245
National Grid PLC, 5.81%, 06/12/2033	3,950,000	4,226,942
Nevada Power Co., 5.90%, 05/01/2053	2,950,000	3,213,999
NextEra Energy Operating Partners LP, 7.25%, 01/15/2029(a)	7,000,000	7,386,255
NiSource, Inc.
5.35%, 04/01/2034	5,000,000	5,194,046
6.95% to 11/30/2029 then 5 yr. CMT Rate + 2.45%, 11/30/2054	4,850,000	5,022,364
Oncor Electric Delivery Co. LLC, 5.55%, 06/15/2054(a)	7,500,000	7,989,157
Pacific Gas and Electric Co., 5.90%, 10/01/2054	4,000,000	4,147,560
PacifiCorp
5.30%, 02/15/2031	7,000,000	7,289,803
5.50%, 05/15/2054	2,000,000	2,012,346
PG&E Energy Recovery Funding LLC, 2.28%, 01/15/2036	2,400,000	1,980,217
PG&E Recovery Funding LLC, 5.53%, 06/01/2049	12,000,000	12,708,078
Piedmont Natural Gas Co., Inc., 5.05%, 05/15/2052	1,750,000	1,686,194
PPL Capital Funding, Inc., 5.25%, 09/01/2034	6,800,000	7,006,031

The accompanying notes are an integral part of these financial statements.

4

Aristotle Core Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
Sempra
3.80%, 02/01/2038	$6,000,000	$5,236,216
4.13% to 04/01/2027 then 5 yr. CMT Rate + 2.87%, 04/01/2052	5,000,000	4,779,048
6.40% to 10/01/2034 then 5 yr. CMT Rate + 2.63%, 10/01/2054	7,100,000	7,131,111
6.88% to 10/01/2029 then 5 yr. CMT Rate + 2.79%, 10/01/2054	3,650,000	3,792,529
Southern California Gas Co., 5.60%, 04/01/2054	12,200,000	12,946,035
Southern Co., 5.70%, 03/15/2034	3,150,000	3,382,246
Southern Co. Gas Capital Corp.
5.75%, 09/15/2033	3,400,000	3,657,414
4.95%, 09/15/2034	4,000,000	4,043,647
Southwestern Electric Power Co., 5.30%, 04/01/2033	5,000,000	5,164,078
Texas Electric Market Stabilization Funding N LLC, 4.27%, 08/01/2034(a)	1,695,640	1,696,266
Virginia Electric and Power Co.
5.00%, 04/01/2033	2,650,000	2,716,062
5.00%, 01/15/2034	4,300,000	4,407,994
5.55%, 08/15/2054	7,550,000	7,943,833
Vistra Operations Co. LLC, 6.95%, 10/15/2033(a)	9,400,000	10,605,136
		249,986,082
TOTAL CORPORATE BONDS (Cost $1,198,961,651)		1,223,488,764
U.S. TREASURY SECURITIES - 21.8%
United States Treasury Note/Bond
4.25%, 06/30/2029	23,000,000	23,676,973
3.63%, 08/31/2029	30,000,000	30,093,750
0.63%, 05/15/2030	20,000,000	16,987,891
4.38%, 11/30/2030	14,000,000	14,565,469
1.13%, 02/15/2031	25,000,000	21,504,394
4.25%, 06/30/2031	12,000,000	12,425,391
2.88%, 05/15/2032	17,000,000	16,074,297
2.75%, 08/15/2032	27,000,000	25,236,562
3.50%, 02/15/2033	20,000,000	19,655,469
3.38%, 05/15/2033	19,000,000	18,477,129
3.88%, 08/15/2033	34,000,000	34,282,891
4.50%, 11/15/2033	36,000,000	38,026,406
4.00%, 02/15/2034	35,750,000	36,372,832
4.38%, 05/15/2034	23,000,000	24,094,297
3.88%, 08/15/2034	10,000,000	10,071,094
1.13%, 05/15/2040	14,500,000	9,585,010
1.75%, 08/15/2041	22,000,000	15,607,539
4.00%, 11/15/2042	11,500,000	11,320,312
4.75%, 11/15/2043	5,000,000	5,395,117

	Par	Value
4.50%, 02/15/2044	$19,500,000	$20,353,125
4.63%, 05/15/2044	5,000,000	5,300,781
4.13%, 08/15/2044	12,000,000	11,908,125
3.00%, 11/15/2044	13,000,000	10,850,937
2.50%, 02/15/2046	3,500,000	2,647,012
2.50%, 05/15/2046	3,000,000	2,262,129
2.25%, 08/15/2046	7,550,000	5,407,393
2.75%, 11/15/2047	2,000,000	1,557,812
1.25%, 05/15/2050	9,000,000	4,818,516
1.38%, 08/15/2050	6,500,000	3,582,617
2.00%, 08/15/2051	30,000,000	19,331,836
1.88%, 11/15/2051	10,500,000	6,544,043
2.25%, 02/15/2052	16,500,000	11,255,127
2.88%, 05/15/2052	9,500,000	7,442,656
3.00%, 08/15/2052	14,000,000	11,255,234
3.63%, 02/15/2053	12,000,000	10,914,844
3.63%, 05/15/2053	16,000,000	14,565,000
4.13%, 08/15/2053	34,000,000	33,868,515
4.75%, 11/15/2053	26,900,000	29,721,348
4.25%, 02/15/2054	50,000,000	50,968,750
4.25%, 08/15/2054	9,000,000	9,191,250
TOTAL U.S. TREASURY SECURITIES (Cost $664,516,041)		657,199,873
BANK LOANS - 13.7%
Consumer Discretionary - 5.7%
1011778 BC ULC, Senior Secured First Lien, 6.60% (1 mo. SOFR US + 1.75%), 09/23/2030	9,975,000	9,891,310
Allied Universal Holdco LLC, Senior Secured First Lien, 8.80% (1 mo. SOFR US + 3.75%), 05/15/2028	4,246,825	4,210,197
Beacon Roofing Supply, Inc., Senior Secured First Lien, 6.85% (1 mo. SOFR US + 2.00%), 05/19/2028	6,868,562	6,880,032
Caesars Entertainment, Inc., Senior Secured First Lien, 7.60% (1 mo. SOFR US + 2.75%), 02/06/2031	15,422,500	15,445,402
Carnival Corp., Senior Secured First Lien, 8.00% (1 mo. SOFR US + 2.75%), 10/18/2028	6,933,000	6,955,394
Chariot Buyer LLC, Senior Secured First Lien
8.30% (1 mo. SOFR US + 3.25%), 11/03/2028	6,871,756	6,843,410
8.35% (1 mo. SOFR US + 3.50%), 11/03/2028	4,975,000	4,969,229
ClubCorp Holdings, Inc., Senior Secured First Lien, 10.13% (3 mo. SOFR US + 5.00%), 09/18/2026	2,407,144	2,413,812
Flutter Financing BV, Senior Secured First Lien, 6.70% (3 mo. SOFR US + 2.00%), 11/29/2030	7,443,750	7,461,019
Grant Thornton LLP/Chicago, Senior Secured First Lien, 8.10% (1 mo. SOFR US + 3.25%), 05/30/2031	11,000,000	11,028,325

The accompanying notes are an integral part of these financial statements.

5

Aristotle Core Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Consumer Discretionary - (Continued)
Hilton Domestic Operating Co., Inc., Senior Secured First Lien, 6.70% (1 mo. SOFR US + 1.75%), 11/08/2030	$6,500,000	$6,505,947
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien, 7.46% (1 mo. SOFR US + 2.50%), 08/02/2028	7,355,620	7,321,932
Marriott Ownership Resorts, Inc., Senior Secured First Lien, 7.10% (1 mo. SOFR US + 2.25%), 04/01/2031	9,975,000	9,967,768
SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien, 7.35% (1 mo. SOFR US + 2.50%), 08/25/2028	18,004,755	17,989,721
Six Flags Entertainment Corp., Senior Secured First Lien, 6.85% (1 mo. SOFR US + 2.00%), 05/01/2031	14,962,500	14,958,759
United Airlines, Inc., Senior Secured First Lien, 8.03% (3 mo. SOFR US + 2.75%), 02/24/2031	7,960,000	7,984,875
Wand NewCo 3, Inc., Senior Secured First Lien
7.85% (3 mo. SOFR US + 3.25%), 01/30/2031	5,871,560	5,871,560
8.10% (1 mo. SOFR US + 3.25%), 01/30/2031	10,088,440	10,088,440
Whatabrands LLC, Senior Secured First Lien, 8.00% (1 mo. Term SOFR + 2.75%), 08/03/2028	14,962,406	14,957,394
		171,744,526
Energy - 0.3%
Buckeye Partners LP, Senior Secured First Lien, 6.60% (1 mo. SOFR US + 1.75%), 11/02/2026	8,811,146	8,822,159
Financials - 3.6%
AssuredPartners, Inc., Senior Secured First Lien, 8.35% (1 mo. SOFR US + 3.50%), 02/14/2031	17,148,425	17,151,426
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 6.96% (1 mo. SOFR US + 2.00%), 06/22/2028	14,385,097	14,431,704
Boost Newco Borrower LLC, Senior Secured First Lien, 7.10% (3 mo. SOFR US + 2.50%), 01/31/2031	12,500,000	12,520,813
BroadStreet Partners, Inc., Senior Secured First Lien
8.10% (1 mo. SOFR US + 3.25%), 06/16/2031	4,524,375	4,511,548
8.10% (1 mo. SOFR US + 3.25%), 06/16/2031	463,125	461,812

	Par	Value
CoreLogic, Inc., Senior Secured First Lien, 8.57% (1 mo. SOFR US + 3.50%), 06/02/2028	$8,091,809	$8,031,849
Deerfield Dakota Holding LLC, Senior Secured First Lien, 8.35% (3 mo. SOFR US + 3.75%), 04/09/2027	15,359,208	15,068,305
Delos Aircraft DAC, Senior Secured First Lien, 6.35% (3 mo. SOFR US + 1.75%), 10/29/2027	8,375,000	8,434,044
HUB International Ltd., Senior Secured First Lien, 8.26% (3 mo. SOFR US + 3.00%), 06/20/2030	16,403,933	16,398,519
SBA Senior Finance II LLC, Senior Secured First Lien, 6.85% (1 mo. SOFR US + 2.00%), 01/27/2031	6,887,706	6,897,384
USI, Inc./NY, Senior Secured First Lien, 7.35% (3 mo. SOFR US + 2.75%), 11/23/2029	4,699,857	4,691,374
		108,598,778
Health Care - 0.2%
Medline Borrower LP, Senior Secured First Lien, 7.60% (1 mo. SOFR US + 2.75%), 10/23/2028	6,328,187	6,337,901
Industrials - 1.6%
BCPE Empire Holdings, Inc., Senior Secured First Lien, 8.85% (1 mo. SOFR US + 4.00%), 12/26/2028	6,965,000	6,975,900
Roper Industrial Products Investment Co., Senior Secured First Lien, 7.85% (3 mo. SOFR US + 3.25%), 11/23/2029	6,912,806	6,933,164
Titan Acquisition Ltd./Canada, Senior Secured First Lien, 10.33% (3 mo. SOFR US + 5.00%), 02/15/2029	11,128,661	11,088,486
TK Elevator US Newco, Inc., Senior Secured First Lien
8.59% (6 mo. SOFR US + 3.50%), 04/30/2030	3,136,262	3,146,063
8.59% (6 mo. SOFR US + 3.50%), 04/30/2030	1,801,550	1,807,180
TransDigm, Inc., Senior Secured First Lien, 7.10% (3 mo. SOFR US + 2.50%), 02/28/2031	17,767,517	17,718,301
		47,669,094
Materials - 0.2%
Proampac PG Borrower LLC, Senior Secured First Lien
9.12% (3 mo. SOFR US + 4.00%), 09/15/2028	2,619,463	2,626,666
9.30% (3 mo. SOFR US + 4.00%), 09/15/2028	3,989,382	4,000,353
		6,627,019

The accompanying notes are an integral part of these financial statements.

6

Aristotle Core Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Technology - 2.1%
Applied Systems, Inc., Senior Secured First Lien, 7.60% (3 mo. SOFR US + 3.00%), 02/24/2031	$2,910,736	$2,916,383
Central Parent LLC, Senior Secured First Lien, 7.85% (3 mo. SOFR US + 3.25%), 07/06/2029	17,969,925	17,805,230
Dun & Bradstreet Corp., Senior Secured First Lien, 7.61% (1 mo. SOFR US + 2.75%), 01/18/2029	15,939,950	15,944,413
Epicor Software Corp., Senior Secured First Lien
8.10% (1 mo. SOFR US + 3.25%), 05/30/2031	7,159,935	7,173,718
8.57% (3 mo. Term SOFR + 3.25%), 05/30/2031	840,065	841,682
Polaris Newco LLC, Senior Secured First Lien, 9.63% (3 mo. SOFR US + 4.00%), 06/05/2028	3,939,086	3,878,582
UKG, Inc., Senior Secured First Lien, 8.55% (3 mo. SOFR US + 3.25%), 02/10/2031	14,971,810	14,990,525
		63,550,533
TOTAL BANK LOANS (Cost $413,163,318)		413,350,010
ASSET-BACKED SECURITIES - 8.9%
Ally Auto Receivables Trust
Series 2022-1, Class A3, 3.31%, 11/15/2026	648,942	645,125
Series 2023-1, Class A2, 5.76%, 11/15/2026	1,185,047	1,187,520
Series 2023-1, Class A3, 5.46%, 05/15/2028	5,600,000	5,688,210
American Airlines Group, Inc.
3.60%, 09/22/2027	4,539,580	4,394,881
3.20%, 06/15/2028	4,633,112	4,408,551
Series 2012-2, 4.63%, 06/03/2025	1,367,992	1,358,799
Series A, 2.88%, 07/11/2034	2,856,812	2,487,733
Series AA, 3.15%, 02/15/2032	1,717,302	1,571,967
Series B, 3.95%, 07/11/2030	1,066,000	1,002,956
American Express Travel Related Services Co., Inc., Series 2024-2, Class A, 5.24%, 04/15/2031	5,000,000	5,255,416
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C, 0.89%, 10/19/2026	1,892,701	1,863,789
Series 2021-3, Class C, 1.41%, 08/18/2027	3,500,000	3,364,899
Series 2023-2, Class A2, 6.19%, 04/19/2027	2,776,092	2,793,938

	Par	Value
Bank of America Auto Trust, Series 2023-1A, Class A2, 5.83%, 05/15/2026(a)	$559,621	$560,729
British Airways PLC, Series 2019-1, 3.30%, 12/15/2032(a)	5,040,608	4,687,003
Chase Card Funding LLC
Series 2023-A2, Class A, 5.08%, 09/15/2030	5,700,000	5,918,526
Series 2024-A2, Class A, 4.63%, 01/15/2031	7,200,000	7,374,341
Delta Air Lines, Inc., Series 2015-1, 3.63%, 07/30/2027	2,488,848	2,447,470
Ford Credit Auto Owner Trust
Series 2020-1, Class A, 2.04%, 08/15/2031(a)	2,000,000	1,979,348
Series 2021-2, Class A, 1.53%, 05/15/2034(a)	1,050,000	991,753
Series 2022-1, Class A, 3.88%, 11/15/2034(a)	3,250,000	3,216,801
Series 2022-A, Class A3, 1.29%, 06/15/2026	160,753	158,830
Series 2022-D, Class A3, 5.27%, 05/17/2027	1,704,847	1,709,781
Series 2023-2, Class A, 5.28%, 02/15/2036(a)	6,000,000	6,215,906
Series 2023-A, Class A2A, 5.14%, 03/15/2026	466,391	465,730
Series 2023-B, Class A2A, 5.57%, 06/15/2026	2,699,939	2,707,199
Series 2024-1, Class A, 4.87%, 08/15/2036(a)(b)	8,800,000	9,000,339
Ford Motor Co., Series 2018-1, Class A, 3.19%, 07/15/2031(a)	4,000,000	3,981,035
General Motors Financial Co., Inc., Series 2020-2, Class C, 1.48%, 02/18/2026	46,548	46,468
GM Financial Consumer Automobile Receivables Trust
Series 2022-1, Class A3, 1.26%, 11/16/2026	665,501	656,053
Series 2023-2, Class A2A, 5.10%, 05/18/2026	320,992	321,048
GM Financial Revolving Receivables Trust
Series 2023-1, Class A, 5.12%, 04/11/2035(a)	4,100,000	4,224,732
Series 2023-2, Class A, 5.77%, 08/11/2036(a)	3,650,000	3,843,998
Series 2024-1, Class A, 4.98%, 12/11/2036(a)	2,000,000	2,052,065
Series 2024-2, Class A, 4.52%, 03/11/2037(a)	3,000,000	3,012,331
Hilton Grand Vacations, Inc.
Series 2022-1D, Class A, 3.61%, 06/20/2034(a)	304,858	299,090
Series 2024-2A, Class A, 5.50%, 03/25/2038(a)	2,796,362	2,845,184

The accompanying notes are an integral part of these financial statements.

7

Aristotle Core Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Marriott Vacations Worldwide Corp.
Series 2020-1A, Class A, 1.74%, 10/20/2037(a)	$164,863	$158,211
Series 2023-1A, Class A, 4.93%, 10/20/2040(a)	1,247,564	1,251,762
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3, 4.51%, 11/15/2027	4,930,351	4,932,157
MVW Owner Trust, Series 2024-2A, Class A, 4.43%, 03/20/2042(a)	2,050,000	2,045,438
Navient Student Loan Trust
Series 2019-EA, Class A2A, 2.64%, 05/15/2068(a)	489,763	479,139
Series 2020-2A, Class A1A, 1.32%, 08/26/2069(a)	2,021,276	1,839,809
Series 2020-A, Class A2A, 2.46%, 11/15/2068(a)	480,281	462,047
Series 2020-BA, Class A2, 2.12%, 01/15/2069(a)	2,965,613	2,801,917
Series 2020-CA, Class A2A, 2.15%, 11/15/2068(a)	440,349	416,392
Series 2020-EA, Class A, 1.69%, 05/15/2069(a)	2,825,088	2,604,792
Series 2020-FA, Class A, 1.22%, 07/15/2069(a)	483,626	449,424
Series 2020-GA, Class A, 1.17%, 09/16/2069(a)	382,632	354,131
Series 2020-HA, Class A, 1.31%, 01/15/2069(a)	685,173	648,215
Series 2021-1A, Class A1A, 1.31%, 12/26/2069(a)	1,109,435	986,467
Series 2021-A, Class A, 0.84%, 05/15/2069(a)	475,798	429,129
Series 2021-BA, Class A, 0.94%, 07/15/2069(a)	1,336,741	1,203,467
Series 2022-A, Class A, 2.23%, 07/15/2070(a)	8,876,425	8,052,109
Series 2022-BA, Class A, 4.16%, 10/15/2070(a)	9,415,338	9,267,833
Series 2023-A, Class A, 5.51%, 10/15/2071(a)	7,432,089	7,629,022
Series 2024-A, Class A, 5.66%, 10/15/2072(a)	13,609,745	13,836,941
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 05/14/2035(a)	2,700,000	2,688,573
Santander Consumer USA Holdings, Inc.
Series 2022-2, Class B, 3.44%, 09/15/2027	1,368,602	1,360,931
Series 2022-4, Class B, 4.42%, 11/15/2027	2,800,000	2,790,379
Series 2023-3, Class A3, 5.61%, 10/15/2027	2,050,000	2,058,747
Series 2023-3, Class B, 5.61%, 07/17/2028	1,250,000	1,264,747

	Par	Value
Series 2024-2, Class A2, 5.80%, 09/15/2027	$5,839,488	$5,859,796
Series 2024-2, Class B, 5.78%, 07/16/2029	2,220,000	2,274,144
Series 2024-3, Class A2, 5.91%, 06/15/2027	4,928,429	4,950,698
Series 2024-4, Class A2, 5.41%, 07/15/2027	3,200,000	3,208,301
Santander Consumer USA, Inc., Series 2022-6, Class A3, 4.49%, 11/16/2026	541,572	541,383
SLM Student Loan Trust, Series 2004-3A, Class A6B, 6.17% (90 day avg SOFR US + 0.81%), 10/25/2064(a)	992,477	982,224
SMB Private Education Loan Trust
Series 2016-A, Class A2A, 2.70%, 05/15/2031(a)	30,124	30,088
Series 2016-B, Class A2A, 2.43%, 02/17/2032(a)	206,008	204,698
Series 2016-C, Class A2A, 2.34%, 09/15/2034(a)	147,171	146,291
Series 2017-A, Class A2A, 2.88%, 09/15/2034(a)	868,112	855,905
Series 2017-B, Class A2A, 2.82%, 10/15/2035(a)	742,378	728,159
Series 2018-A, Class A2A, 3.50%, 02/15/2036(a)	1,240,220	1,224,895
Series 2018-B, Class A2A, 3.60%, 01/15/2037(a)	354,433	350,531
Series 2018-C, Class A2A, 3.63%, 11/15/2035(a)	496,467	491,069
Series 2019-A, Class A2A, 3.44%, 07/15/2036(a)	752,492	741,466
Series 2020-A, Class A2A, 2.23%, 09/15/2037(a)	2,892,363	2,760,349
Series 2020-B, Class A1A, 1.29%, 07/15/2053(a)	1,256,748	1,171,825
Series 2021-A, Class A2A2, 5.94% (1 mo. Term SOFR + 0.84%), 01/15/2053(a)	532,249	526,243
Series 2021-A, Class APT2, 1.07%, 01/15/2053(a)	2,479,925	2,212,492
Series 2021-E, Class A1A, 1.68%, 02/15/2051(a)	1,550,511	1,448,279
Series 2022-C, Class A1A, 4.48%, 05/16/2050(a)	2,094,524	2,080,595
Series 2023-C, Class A1A, 5.67%, 11/15/2052(a)	2,357,405	2,410,992
Series 2024-A, Class A1A, 5.24%, 03/15/2056(a)	6,661,869	6,729,475
Series 2024-C, Class A1A, 5.50%, 06/17/2052(a)	7,403,119	7,564,737
SoFi Professional Loan Program LLC
Series 2019-C, Class A2FX, 2.37%, 11/16/2048(a)	612,372	583,531

The accompanying notes are an integral part of these financial statements.

8

Aristotle Core Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Series 2020-A, Class A2FX, 2.54%, 05/15/2046(a)	$904,241	$859,330
Toyota Auto Loan Extended Note Trust, Series 2023-1A, Class A, 4.93%, 06/25/2036(a)	4,550,000	4,664,177
Toyota Auto Receivables Owner Trust
Series 2021-C, Class A3, 0.43%, 01/15/2026	532,231	527,505
Series 2023-C, Class A2A, 5.60%, 08/17/2026	511,297	512,564
United Airlines, Inc.
5.80%, 01/15/2036	5,425,996	5,705,300
5.45%, 02/15/2037	2,300,000	2,394,742
Series 2019-1, 4.15%, 08/25/2031	850,886	817,647
Series A, 4.00%, 10/29/2024	1,672,517	1,669,022
Verizon Master Trust
Series 2023-3, Class A, 4.73%, 04/21/2031(a)	6,900,000	7,034,280
Series 2024-2, Class A, 4.83%, 12/22/2031(a)	4,150,000	4,239,247
Series 2024-6, Class A1A, 4.17%, 08/20/2030	4,300,000	4,304,378
Series 2024-7, Class A, 4.35%, 08/20/2032(a)	11,000,000	11,060,383
TOTAL ASSET-BACKED SECURITIES (Cost $266,881,306)		268,618,064
MORTGAGE-BACKED SECURITIES - 6.2%
Fannie Mae or Freddie Mac, Pool 000TBA, 5.50%, 10/15/2041(c)	21,000,000	21,249,377
Federal Home Loan Mortgage Corp.
Pool SB8224, 5.50%, 04/01/2038	2,670,030	2,726,834
Pool SB8231, 5.50%, 05/01/2038	4,358,729	4,451,458
Pool SB8279, 6.00%, 01/01/2039	5,530,637	5,692,518
Pool SD8288, 5.00%, 01/01/2053	3,346,484	3,349,706
Pool SD8324, 5.50%, 05/01/2053	5,389,501	5,455,416
Pool SD8331, 5.50%, 06/01/2053	3,604,552	3,648,885
Pool SD8344, 6.50%, 07/01/2053	3,175,488	3,280,571
Pool SD8440, 6.50%, 06/01/2054	4,714,030	4,861,142
Federal National Mortgage Association
Pool FS5749, 6.50%, 09/01/2053	20,743,455	21,434,373
Pool MA4992, 5.00%, 04/01/2038	4,381,978	4,442,244
Pool MA5029, 5.50%, 05/01/2038	1,487,045	1,520,043
Pool MA5073, 6.00%, 07/01/2053	22,534,930	23,069,476
Pool MA5107, 5.50%, 08/01/2053	5,474,111	5,540,573
Pool MA5108, 6.00%, 08/01/2053	21,887,209	22,386,961

	Par	Value
Pool MA5139, 6.00%, 09/01/2053	$11,749,036	$12,014,902
Pool MA5140, 6.50%, 09/01/2053	4,269,734	4,405,347
Pool MA5166, 6.00%, 10/01/2053	3,613,179	3,694,941
Pool MA5268, 6.00%, 02/01/2039	4,082,996	4,202,509
Pool MA5389, 6.00%, 06/01/2054	5,770,355	5,898,883
Pool MA5390, 6.50%, 06/01/2054	5,707,777	5,885,977
Ginnie Mae II Pool
Pool MA8492, 6.00%, 12/20/2052	5,378,680	5,496,419
Pool MA8949, 6.00%, 06/20/2053	4,129,017	4,216,531
Pool MA9242, 6.00%, 10/20/2053	8,980,296	9,149,232
TOTAL MORTGAGE-BACKED SECURITIES (Cost $185,686,973)		188,074,318
COLLATERALIZED LOAN OBLIGATIONS - 4.7%
Aimco CDO, Series 2019-10A, Class ARR, 6.69% (3 mo. Term SOFR + 1.41%), 07/22/2037(a)	10,000,000	10,033,218
AIMCO CLO Series 2018-B, Series 2018-BA, Class ARR, 6.79% (3 mo. Term SOFR + 1.50%), 04/16/2037(a)	7,000,000	7,013,537
Buttermilk Park CLO, Series 2018-1A, Class A1R, 6.38% (3 mo. Term SOFR + 1.08%), 10/15/2031(a)	5,285,275	5,295,849
Carlyle Group, Inc., Series 2014-3RA, Class A2, 7.08% (3 mo. Term SOFR + 1.81%), 07/27/2031(a)	2,000,000	2,003,638
CarVal CLO
Series 2018-1A, Class BR, 7.14% (3 mo. Term SOFR + 1.85%), 07/16/2031(a)	6,100,000	6,118,099
Series 2019-2A, Class AR, 6.65% (3 mo. Term SOFR + 1.37%), 07/20/2032(a)	2,000,000	2,019,201
Series 2022-1A, Class A1, 6.79% (3 mo. Term SOFR + 1.51%), 04/21/2034(a)	4,000,000	4,002,871
Dryden Senior Loan Fund
Series 2015-40A, Class BR2, 6.77% (3 mo. Term SOFR + 1.65%), 08/15/2031(a)	9,250,000	9,261,295
Series 2017-49A, Class AR, 6.49% (3 mo. Term SOFR + 1.21%), 07/18/2030(a)	1,176,917	1,177,606

The accompanying notes are an integral part of these financial statements.

9

Aristotle Core Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Series 2017-53A, Class B, 6.96% (3 mo. Term SOFR + 1.66%), 01/15/2031(a)	$1,500,000	$1,501,526
Series 2018-55A, Class C, 7.46% (3 mo. Term SOFR + 2.16%), 04/15/2031(a)	1,000,000	1,002,447
Series 2018-58A, Class B, 7.05% (3 mo. Term SOFR + 1.76%), 07/17/2031(a)	2,000,000	2,003,750
Series 2018-58A, Class C, 7.35% (3 mo. Term SOFR + 2.06%), 07/17/2031(a)	2,000,000	2,009,347
Series 2018-64A, Class B, 6.94% (3 mo. Term SOFR + 1.66%), 04/18/2031(a)	1,600,000	1,603,012
Elmwood CLO, Series 2021-3A, Class BR, 7.03% (3 mo. Term SOFR + 1.75%), 04/20/2034(a)	5,000,000	5,013,586
Flatiron CLO Ltd., Series 2019-1A, Class BR, 6.91% (3 mo. Term SOFR + 1.81%), 11/16/2034(a)	1,000,000	1,002,018
Madison Park Funding Ltd., Series 2018-28A, Class B, 7.16% (3 mo. Term SOFR + 1.86%), 07/15/2030(a)	2,600,000	2,606,572
Magnetite CLO Ltd.
Series 2015-12A, Class AR4, 6.45% (3 mo. Term SOFR + 1.15%), 10/15/2031(a)	1,603,518	1,605,283
Series 2019-22A, Class ARR, 6.53% (3 mo. Term SOFR + 1.25%), 07/15/2036(a)	3,000,000	3,027,918
Series 2020-25A, Class A, 6.75% (3 mo. Term SOFR + 1.46%), 01/25/2032(a)	3,195,102	3,200,298
Series 2020-27A, Class BR, 7.09% (3 mo. Term SOFR + 1.81%), 10/20/2034(a)	2,300,000	2,306,248
Neuberger Berman CLO Ltd.
Series 2013-15A, Class A1R2, 6.48% (3 mo. Term SOFR + 1.18%), 10/15/2029(a)	2,147,838	2,149,971
Series 2014-18A, Class A2R2, 7.24% (3 mo. Term SOFR + 1.96%), 10/21/2030(a)	1,000,000	1,001,618
Series 2022-49A, Class BR, 6.83% (3 mo. Term SOFR + 1.55%), 07/25/2035(a)	3,000,000	3,004,143
OCP CLO Ltd.
Series 2017-13A, Class A1AR, 6.52% (3 mo. Term SOFR + 1.22%), 07/15/2030(a)	4,223,310	4,227,148
Series 2019-16A, Class AR, 6.57% (3 mo. Term SOFR + 1.26%), 04/10/2033(a)	4,885,165	4,887,187

	Par	Value
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2, 6.64% (3 mo. Term SOFR + 1.36%), 07/20/2030(a)	$63,246	$63,303
Series 2018-2A, Class A1R, 6.82% (3 mo. Term SOFR + 1.53%), 04/16/2037(a)	2,750,000	2,756,791
Palmer Square Loan Funding Ltd.
Series 2021-1A, Class B, 7.34% (3 mo. Term SOFR + 2.06%), 04/20/2029(a)	750,000	750,373
Series 2021-2A, Class A2, 6.64% (3 mo. Term SOFR + 1.51%), 05/20/2029(a)	6,000,000	6,011,917
Series 2021-3A, Class A2, 6.94% (3 mo. Term SOFR + 1.66%), 07/20/2029(a)	4,500,000	4,504,821
Series 2021-4A, Class A2, 6.96% (3 mo. Term SOFR + 1.66%), 10/15/2029(a)	9,700,000	9,716,201
Series 2022-3A, Class A1AR, 6.40% (3 mo. Term SOFR + 1.10%), 04/15/2031(a)	6,531,561	6,537,440
Series 2022-4A, Class A2R, 0.00% (3 mo. Term SOFR + 1.30%), 07/24/2031(a)	6,000,000	6,005,568
Series 2024-1A, Class A1, 6.16% (3 mo. Term SOFR + 1.05%), 10/15/2032(a)	7,250,000	7,258,190
Series 2024-1A, Class A2, 6.56% (3 mo. Term SOFR + 1.45%), 10/15/2032(a)	5,950,000	5,991,228
TIAA CLO Ltd., Series 2018-1A, Class A2R, 7.03% (3 mo. Term SOFR + 1.75%), 01/20/2032(a)	2,000,000	2,004,896
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $140,227,812)		140,678,114
U.S. GOVERNMENT AGENCY ISSUES - 0.3%
SBA Office of Investments and Innovation, Series 2024-10A, Class 1, 5.04%, 03/10/2034	9,172,975	9,390,232
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $9,172,975)		9,390,232
TOTAL INVESTMENTS - 96.2% (Cost $2,878,610,076)		$2,900,799,375
Other Assets in Excess of Liabilities - 3.8%		115,532,231
TOTAL NET ASSETS - 100.0%		$3,016,331,606

The accompanying notes are an integral part of these financial statements.

10

Aristotle Core Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
PLC - Public Limited Company
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate
USISSO05 - 5 Year US Dollar SOFR Swap Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $508,673,773 or 16.9% of the Fund’s net assets.

(b)	To-be-announced security.
(c)	Step coupon bond. The rate disclosed is as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

11

Aristotle ESG Core Bond Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS - 56.6%
Communications - 1.3%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025(a)	$37,500	$37,408
Verizon Communications, Inc.
3.40%, 03/22/2041	150,000	122,576
2.85%, 09/03/2041	50,000	37,629
5.50%, 02/23/2054	150,000	157,364
		354,977
Consumer Discretionary - 1.4%
Lowe’s Cos., Inc., 4.45%, 04/01/2062	250,000	211,982
Meritage Homes Corp., 3.88%, 04/15/2029(a)	200,000	191,310
		403,292
Consumer Staples - 2.3%
Coca-Cola Co., 5.20%, 01/14/2055	200,000	210,001
General Mills, Inc., 4.95%, 03/29/2033	200,000	205,221
Keurig Dr Pepper, Inc., 4.50%, 04/15/2052	250,000	226,906
		642,128
Financials - 31.2%(b)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	250,000	225,706
Air Lease Corp., 1.88%, 08/15/2026	450,000	429,879
American Homes 4 Rent LP, 5.50%, 02/01/2034	100,000	103,330
Bank of America Corp.
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	350,000	295,444
3.85% to 03/08/2032 then 5 yr. CMT Rate + 2.00%, 03/08/2037	300,000	277,406
Barclays PLC, 5.69% to 03/12/2029 then SOFR + 1.74%, 03/12/2030	200,000	208,090
Brixmor Operating Partnership LP, 5.75%, 02/15/2035	250,000	263,403
Broadstone Net Lease LLC, 2.60%, 09/15/2031	200,000	168,630
Citigroup, Inc.
4.15% to 11/15/2026 then 5 yr. CMT Rate + 3.00%, Perpetual	250,000	240,663
2.52% to 11/03/2031 then SOFR + 1.18%, 11/03/2032	125,000	108,529
Cooperatieve Rabobank UA, 1.98% to 12/15/2026 then 1 yr. CMT Rate + 0.73%, 12/15/2027(a)	250,000	237,374
Crown Castle, Inc., 5.20%, 09/01/2034	100,000	101,344
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/2034	230,000	241,464
Fiserv, Inc.
3.50%, 07/01/2029	250,000	241,623
5.60%, 03/02/2033	200,000	211,943

	Par	Value
GLP Capital LP / GLP Financing II, Inc., 3.25%, 01/15/2032	$100,000	$88,551
Goldman Sachs Group, Inc.
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	500,000	490,278
6.13% to 11/10/2034 then 10 yr. CMT Rate + 2.40%, Perpetual	100,000	100,684
Host Hotels & Resorts LP, 5.70%, 07/01/2034	100,000	103,299
HSBC Holdings PLC, 5.55% to 03/04/2029 then SOFR + 1.46%, 03/04/2030	300,000	311,959
JAB Holdings BV, 4.50%, 04/08/2052(a)	250,000	200,232
Morgan Stanley, 5.83% to 04/19/2034 then SOFR + 1.58%, 04/19/2035	500,000	537,271
Nasdaq, Inc., 5.95%, 08/15/2053	200,000	217,850
Nordea Bank Abp, 1.50%, 09/30/2026(a)	350,000	331,959
Prologis LP, 5.13%, 01/15/2034	250,000	258,672
Public Storage Operating Co., 5.10%, 08/01/2033	250,000	259,408
Regency Centers LP, 5.10%, 01/15/2035	200,000	203,645
Skandinaviska Enskilda Banken AB, 5.38%, 03/05/2029(a)	300,000	311,915
State Street Corp., 6.70% to 03/15/2029 then 5 yr. CMT Rate + 2.61%, Perpetual	150,000	155,773
Sumitomo Mitsui Financial Group, Inc., 2.47%, 01/14/2029	500,000	464,405
Truist Bank, 4.63% to 09/17/2029 then 5 yr. CMT Rate + 1.15%, 09/17/2029	250,000	248,853
UBS Group AG
5.43% to 02/08/2029 then 1 yr. CMT Rate + 1.52%, 02/08/2030(a)	200,000	206,819
7.75% to 04/12/2031 then USISSO05 + 4.16%, Perpetual(a)	350,000	375,096
Ventas Realty LP, 2.65%, 01/15/2025	250,000	248,022
VICI Properties LP / VICI Note Co., Inc.
4.63%, 12/01/2029(a)	100,000	98,184
4.13%, 08/15/2030(a)	200,000	190,088
		8,757,791
Health Care - 3.4%
Amgen, Inc.
4.20%, 03/01/2033	150,000	145,774
3.15%, 02/21/2040	100,000	79,849
Elevance Health, Inc., 5.65%, 06/15/2054	250,000	264,020
Humana, Inc., 5.38%, 04/15/2031	150,000	155,423
UnitedHealth Group, Inc., 4.75%, 05/15/2052	250,000	238,580
Zoetis, Inc., 2.00%, 05/15/2030	100,000	88,422
		972,068

The accompanying notes are an integral part of these financial statements.

12

Aristotle ESG Core Bond Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - 7.5%
Allegion US Holding Co., Inc., 3.55%, 10/01/2027	$200,000	$195,447
Ferguson Finance PLC, 3.25%, 06/02/2030(a)	200,000	186,537
Flowserve Corp., 2.80%, 01/15/2032	250,000	216,678
IDEX Corp., 4.95%, 09/01/2029	250,000	255,800
Keysight Technologies, Inc., 3.00%, 10/30/2029	250,000	233,541
Nordson Corp., 4.50%, 12/15/2029	450,000	451,972
nVent Finance Sarl, 2.75%, 11/15/2031	250,000	217,949
Veralto Corp., 5.45%, 09/18/2033	100,000	104,963
Weir Group PLC, 2.20%, 05/13/2026(a)	250,000	240,632
		2,103,519
Technology - 9.0%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028(a)	250,000	242,650
Broadcom, Inc., 4.55%, 02/15/2032	50,000	49,977
CDW LLC / CDW Finance Corp., 5.10%, 03/01/2030	150,000	152,155
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029	450,000	448,947
Intel Corp., 5.70%, 02/10/2053	350,000	345,051
Micron Technology, Inc., 5.30%, 01/15/2031	350,000	363,789
Moody’s Corp., 4.25%, 08/08/2032	450,000	444,013
Oracle Corp.
2.30%, 03/25/2028	300,000	281,827
5.50%, 09/27/2064	200,000	199,392
		2,527,801
Utilities - 0.5%
NiSource, Inc., 5.00%, 06/15/2052	150,000	144,089
TOTAL CORPORATE BONDS (Cost $16,277,221)		15,905,665
U.S. TREASURY SECURITIES - 24.7%
United States Treasury Note/Bond
0.38%, 11/30/2025	1,500,000	1,440,996
2.63%, 05/31/2027	500,000	487,891
0.88%, 11/15/2030	750,000	638,452
4.38%, 11/30/2030	1,000,000	1,040,390
3.38%, 05/15/2033	500,000	486,240
4.00%, 02/15/2034	400,000	406,969
1.75%, 08/15/2041	125,000	88,679
3.00%, 11/15/2044	250,000	208,672
1.25%, 05/15/2050	250,000	133,848
1.38%, 08/15/2050	250,000	137,793
1.63%, 11/15/2050	500,000	294,199
1.88%, 02/15/2051	500,000	313,428
2.00%, 08/15/2051	250,000	161,099
1.88%, 11/15/2051	150,000	93,486
2.25%, 02/15/2052	500,000	341,064

	Par	Value
2.88%, 05/15/2052	$500,000	$391,719
4.75%, 11/15/2053	250,000	276,221
TOTAL U.S. TREASURY SECURITIES (Cost $7,520,538)		6,941,146
ASSET-BACKED SECURITIES - 10.9%
AmeriCredit Automobile Receivables Trust, Series 2024−1, Class A2A, 5.75%, 02/18/2028	250,000	251,261
Ford Credit Auto Owner Trust
Series 2021−2, Class A, 1.53%, 05/15/2034(a)	350,000	330,585
Series 2021-A, Class B, 0.70%, 10/15/2026	450,000	441,317
Series 2023-B, Class A2A, 5.57%, 06/15/2026	149,997	150,400
Series 2024−1, Class A, 4.87%, 08/15/2036(a)(c)	200,000	204,553
GM Financial Revolving Receivables Trust
Series 2021−1, Class A, 1.17%, 06/12/2034(a)	150,000	141,348
Series 2023−2, Class A, 5.77%, 08/11/2036(a)	100,000	105,315
Navient Student Loan Trust
Series 2019-BA, Class A2A, 3.39%, 12/15/2059(a)	250,413	244,993
Series 2020−2A, Class A1A, 1.32%, 08/26/2069(a)	102,199	93,024
Series 2021−1A, Class A1A, 1.31%, 12/26/2069(a)	126,072	112,098
Series 2021-A, Class A, 0.84%, 05/15/2069(a)	95,160	85,826
Series 2024-A, Class A, 5.66%, 10/15/2072(a)	283,536	288,270
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07%, 01/15/2053(a)	103,330	92,187
Toyota Auto Loan Extended Note Trust, Series 2023−1A, Class A, 4.93%, 06/25/2036(a)	250,000	256,273
Verizon Master Trust, Series 2024-5, Class A, 5.00%, 06/21/2032(a)	250,000	258,998
TOTAL ASSET-BACKED SECURITIES (Cost $3,094,973)		3,056,448
COLLATERALIZED LOAN OBLIGATIONS - 3.4%
Buttermilk Park CLO, Series 2018-1A, Class A1R, 6.38% (3 mo. Term SOFR + 1.08%), 10/15/2031(a)	220,220	220,660
Magnetite CLO Ltd., Series 2020-28A, Class AR, 6.67% (3 mo. Term SOFR + 1.39%), 01/20/2035(a)	250,000	250,414
OCP CLO Ltd., Series 2017-13A, Class A1AR, 6.52% (3 mo. Term SOFR + 1.22%), 07/15/2030(a)	191,969	192,143

The accompanying notes are an integral part of these financial statements.

13

Aristotle ESG Core Bond Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Palmer Square Loan Funding Ltd.
Series 2021-3A, Class A1, 6.34% (3 mo. Term SOFR + 1.06%), 07/20/2029(a)	$46,068	$46,100
Series 2021-4A, Class A2, 6.96% (3 mo. Term SOFR + 1.66%), 10/15/2029(a)	250,000	250,418
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $958,257)		959,735
MORTGAGE-BACKED SECURITIES - 2.2%
Federal Home Loan Mortgage Corp., Pool SB8079, 2.00%, 12/01/2035	271,524	250,339
Federal National Mortgage Association
Pool MA4123, 2.00%, 09/01/2035	112,421	103,651
Pool MA4206, 2.00%, 12/01/2035	270,177	249,097
TOTAL MORTGAGE-BACKED SECURITIES (Cost $675,403)		603,087
TOTAL INVESTMENTS - 97.8% (Cost $28,526,392)		$27,466,081
Other Assets in Excess of Liabilities - 2.2%		629,921
TOTAL NET ASSETS - 100.0%		$28,096,002

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
AB - Aktiebolag
CMT - Constant Maturity Treasury Rate
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
USISSO05- 5 Year US Dollar SOFR Swap Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $6,023,409 or 21.4% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Step coupon bond. The rate disclosed is as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

14

Aristotle Floating Rate Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Par	Value
BANK LOANS - 83.7%
Communications - 0.4%
StubHub Holdco Sub LLC, Senior Secured First Lien, 9.60% (1 mo. SOFR US + 4.75%), 03/15/2030	$17,166,998	$17,181,246
Consumer Discretionary - 15.1%
Allied Universal Holdco LLC, Senior Secured First Lien, 8.80% (1 mo. SOFR US + 3.75%), 05/15/2028	40,702,901	40,351,838
Alterra Mountain Co., Senior Secured First Lien
8.10% (1 mo. SOFR US + 3.25%), 08/17/2028	61,693,779	61,912,175
8.35% (1 mo. SOFR US + 3.50%), 05/31/2030	2,424,765	2,435,871
AnticimexGlobal AB, Senior Secured First Lien
8.53% (SOFR + 3.15%), 11/16/2028	39,692,114	39,704,418
8.73% (SOFR + 3.40%), 11/16/2028	11,442,500	11,454,400
Caesars Entertainment, Inc., Senior Secured First Lien, 7.60% (1 mo. SOFR US + 2.75%), 02/06/2031	26,223,799	26,262,741
Chariot Buyer LLC, Senior Secured First Lien
8.30% (1 mo. SOFR US + 3.25%), 11/03/2028	15,159,713	15,097,179
8.35% (1 mo. SOFR US + 3.50%), 11/03/2028	19,778,430	19,755,487
ClubCorp Holdings, Inc., Senior Secured First Lien
10.13% (3 mo. SOFR US + 5.00%), 09/18/2026	81,455,565	81,681,197
10.13% (3 mo. SOFR US + 5.00%), 09/18/2026	2,378,887	2,385,476
CNT Holdings I Corp., Senior Secured First Lien, 8.75% (3 mo. SOFR US + 3.50%), 11/08/2027	49,624,527	49,796,476
Cornerstone Building Brands, Inc., Senior Secured First Lien
10.72% (1 mo. SOFR US + 5.63%), 08/01/2028	1,616,772	1,630,345
9.60% (1 mo. SOFR US + 4.50%), 05/15/2031	17,957,000	17,783,086
Grant Thornton LLP/Chicago, Senior Secured First Lien, 8.10% (1 mo. SOFR US + 3.25%), 05/30/2031	30,500,000	30,578,538
Madison Safety & Flow LLC, Senior Secured First Lien, 8.36% (1 mo. Term SOFR + 3.25%), 09/26/2031	10,250,000	10,259,635

	Par	Value
Mavis Tire Express Services Topco Corp., Senior Secured First Lien, 8.35% (1 mo. SOFR US + 3.50%), 05/04/2028	$36,154,190	$36,178,775
MIC Glen LLC, Senior Secured First Lien, 9.32% (1 mo. SOFR US + 4.25%), 07/21/2028	6,716,250	6,758,227
PetSmart LLC, Senior Secured First Lien, 9.10% (1 mo. Term SOFR + 3.75%), 02/14/2028	12,500,000	12,411,813
PPV Intermediate Holdings II LLC, Senior Secured First Lien
10.81% (3 mo. SOFR US + 5.75%), 08/31/2029	19,950,000	19,950,000
SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien, 7.35% (1 mo. SOFR US + 2.50%), 08/25/2028	15,811,918	15,798,716
Spin Holdco, Inc., Senior Secured First Lien, 9.52% (3 mo. SOFR US + 4.00%), 03/06/2028	23,804,527	20,943,104
Wand NewCo3, Inc., Senior Secured First Lien
7.85% (3 mo. SOFR US + 3.25%), 01/30/2031	21,009,174	21,009,174
8.10% (1 mo. SOFR US + 3.25%), 01/30/2031	36,097,701	36,097,701
Whatabrands LLC, Senior Secured First Lien, 7.60% (1 mo. SOFR US + 2.75%), 08/03/2028	44,249,050	44,234,227
		624,470,599
Consumer Staples - 2.0%
8th Avenue Food & Provisions, Inc., Senior Secured First Lien
8.82% (1 mo. SOFR US + 3.75%), 10/01/2025	52,013,475	50,583,105
10.23% (1 mo. SOFR US + 4.75%), 10/01/2025	7,980,310	7,767,515
Fiesta Purchaser, Inc., Senior Secured First Lien
8.86% (1 mo. SOFR US + 4.00%), 02/12/2031	6,246,926	6,258,639
8.86% (1 mo. SOFR US + 4.00%), 02/12/2031	5,099,636	5,109,198
Naked Juice LLC, Senior Secured First Lien
8.05% (3 mo. SOFR US + 3.25%), 01/24/2029	15,449,737	12,697,753
8.05% (3 mo. SOFR US + 3.25%), 01/24/2029	39,615	32,558
		82,448,768
Energy - 1.3%
Medallion Midland Acquisition LP, Senior Secured First Lien, 8.31% (3 mo. SOFR US + 3.50%), 10/18/2028	10,678,678	10,704,040

The accompanying notes are an integral part of these financial statements.

15

Aristotle Floating Rate Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Energy - (Continued)
Rockpoint Gas Storage Partners LP, Senior Secured First Lien, 8.95% (1 mo. Term SOFR + 3.50%), 09/18/2031	$14,000,000	$13,959,190
Traverse Midstream Partners LLC, Senior Secured First Lien, 8.85% (3 mo. SOFR US + 3.50%), 02/16/2028	27,587,102	27,690,553
		52,353,783
Financials - 18.7%
Accession Risk Management Group, Inc., Senior Secured First Lien
9.50% (3 mo. SOFR US + 4.75%), 11/01/2026	8,765,915	8,754,958
9.50% (3 mo. SOFR US + 4.75%), 11/01/2026	2,836,746	2,833,201
9.50% (3 mo. SOFR US + 4.75%), 11/01/2026	1,603,571	1,601,567
9.96% (3 mo. SOFR US + 4.75%), 11/01/2026	1,689,862	1,687,750
9.96% (3 mo. SOFR US + 4.75%), 11/01/2026	809,094	808,083
9.96% (3 mo. SOFR US + 4.75%), 11/01/2026	356,896	356,450
10.15% (3 mo. SOFR US + 4.75%), 11/01/2026	44,048,548	43,993,487
10.15% (3 mo. SOFR US + 4.75%), 11/01/2026	3,739,113	3,734,439
10.15% (3 mo. SOFR US + 4.75%), 11/01/2026	2,814,575	2,811,057
9.50% (3 mo. SOFR US + 4.75%), 10/30/2029	3,184,662	3,180,681
9.35% (3 mo. SOFR US + 4.75%), 10/30/2029	733,937	733,020
9.35% (3 mo. SOFR US + 4.75%), 10/30/2029	4,280	4,275
9.77% (3 mo. SOFR US + 4.75%), 10/30/2029	94,796	94,677
9.77% (3 mo. SOFR US + 4.75%), 10/30/2029	89,619	89,507
9.81% (3 mo. SOFR US + 4.75%), 10/30/2029	2,445,348	2,442,291
9.96% (3 mo. SOFR US + 4.75%), 10/30/2029	3,961,571	3,956,619
9.87% (3 mo. SOFR US + 4.75%), 10/30/2029	187,657	187,423
9.87% (3 mo. SOFR US + 4.75%), 10/30/2029	177,410	177,188
10.15% (3 mo. SOFR US + 4.75%), 10/30/2029	1,460,631	1,458,805
10.15% (3 mo. SOFR US + 4.75%), 10/30/2029	1,823,619	1,821,339
10.23% (3 mo. SOFR US + 4.75%), 10/30/2029	40,568	40,518

	Par	Value
11.10% (3 mo. SOFR US + 4.75%), 10/30/2029	$91,956	$91,842
Acrisure LLC, Senior Secured First Lien, 8.21% (1 mo. SOFR US + 3.25%), 11/06/2030	58,696,203	58,237,786
Alliant Holdings Intermediate LLC, Senior Secured First Lien, 8.10% (1 mo. Term SOFR + 3.00%), 09/19/2031	43,000,000	42,807,790
Apex Group Treasury LLC, Senior Secured First Lien
9.39% (3 mo. SOFR US + 3.75%), 07/27/2028	30,139,371	30,214,719
9.08% (6 mo. SOFR US + 4.00%), 07/27/2028	26,696,619	26,796,732
AssuredPartners, Inc., Senior Secured First Lien, 8.35% (1 mo. SOFR US + 3.50%), 02/14/2031	118,716,404	118,737,180
BroadStreet Partners, Inc., Senior Secured First Lien
8.10% (1 mo. SOFR US + 3.25%), 06/16/2031	63,205,550	63,026,362
8.10% (1 mo. SOFR US + 3.25%), 06/16/2031	6,469,859	6,451,517
CoreLogic, Inc., Senior Secured First Lien, 8.57% (1 mo. SOFR US + 3.50%), 06/02/2028	22,431,929	22,265,709
Cushman & Wakefield US Borrower LLC, Senior Secured First Lien, 7.82% (1 mo. SOFR US + 2.75%), 08/21/2025	132,192	132,481
Deerfield Dakota Holding LLC, Senior Secured First Lien, 8.35% (3 mo. SOFR US + 3.75%), 04/09/2027	37,918,448	37,200,272
Deerfield Dakota Holding LLC, Senior Secured Second Lien, 11.88% (3 mo. SOFR US + 6.75%), 04/10/2028	59,881,447	58,852,384
Howden Group Holdings Ltd., Senior Secured First Lien, 8.35% (1 mo. SOFR US + 3.50%), 04/18/2030	42,480,631	42,545,202
HUB International Ltd., Senior Secured First Lien, 8.26% (3 mo. SOFR US + 3.00%), 06/20/2030	33,188,492	33,177,539
Hyperion Refinance Sarl, Senior Secured First Lien, 8.35% (1 mo. SOFR US + 3.50%), 02/18/2031	18,880,025	18,915,425
IMA Financial Group, Inc., Senior Secured First Lien, 8.61% (1 mo. SOFR US + 3.25%), 11/01/2028	36,220,910	36,209,681

The accompanying notes are an integral part of these financial statements.

16

Aristotle Floating Rate Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Financials - (Continued)
Truist Insurance Holdings LLC, Senior Secured Second Lien, 9.35% (3 mo. SOFR US + 4.75%), 05/06/2032	$97,396,508	$99,222,692
USI, Inc./NY, Senior Secured First Lien, 7.35% (3 mo. SOFR US + 2.75%), 09/27/2030	2,231	2,231
		775,654,879
Health Care - 6.5%
Bausch + Lomb Corp. First Lien, 8.66% (1 mo. Term SOFR + 3.25%), 05/10/2027	6,483,418	6,468,118
Bausch + Lomb Corp., Senior Secured First Lien, 8.85% (1 mo. SOFR US + 4.00%), 09/29/2028	46,095,139	46,124,179
Curium Bidco Sarl, Senior Secured First Lien
8.60% (3 mo. SOFR US + 4.00%), 07/31/2029	12,544,336	12,601,789
8.60% (3 mo. SOFR US + 4.00%), 07/31/2029	8,325,673	8,363,804
8.60% (3 mo. SOFR US + 4.00%), 07/31/2029	3,699,312	3,716,255
Gainwell Acquisition Corp., Senior Secured Second Lien, 13.51% (3 mo. SOFR US + 8.00%), 10/01/2028	14,625,000	12,285,000
Medline Borrower LP, Senior Secured First Lien, 7.60% (1 mo. SOFR US + 2.75%), 10/23/2028	62,191,962	62,287,427
Midwest Veterinary Partners LLC, Senior Secured First Lien, 8.87% (1 mo. SOFR US + 3.75%), 04/27/2028	11,957,246	11,973,448
Packaging Coordinators Midco, Inc., Senior Secured First Lien, 8.10% (1 mo. SOFR US + 3.25%), 11/30/2027	33,893,904	33,923,053
Pathway Vet Alliance LLC, Senior Secured First Lien, 8.82% (1 mo. SOFR US + 3.75%), 03/31/2027	39,456,237	33,414,500
Southern Veterinary Partners LLC, Senior Secured First Lien, 8.00% (1 mo. SOFR US + 3.75%), 10/05/2027	40,598,300	40,725,170
		271,882,743
Industrials - 18.8%
Apple Bidco LLC, Senior Secured First Lien
7.82% (1 mo. SOFR US + 2.75%), 09/25/2028	1,308,921	1,308,515
8.35% (1 mo. SOFR US + 3.50%), 09/25/2028	47,292,546	47,453,577

	Par	Value
ASP LS Acquisition Corp., Senior Secured First Lien
12.35% (3 mo. SOFR US + 7.00%), 09/29/2027	$2,977,500	$2,158,687
9.63% (3 mo. SOFR US + 4.50%), 05/08/2028	13,605,157	8,654,581
BCPE Empire Holdings, Inc., Senior Secured First Lien, 8.85% (1 mo. SOFR US + 4.00%), 12/26/2028	46,670,741	46,743,781
Bleriot US Bidco, Inc., Senior Secured First Lien, 7.85% (3 mo. SOFR US + 3.25%), 10/17/2030	15,946,200	15,986,065
Crosby US Acquisition Corp., Senior Secured First Lien, 9.25% (1 mo. SOFR US + 4.00%), 08/16/2029	64,580,238	64,782,051
Dynasty Acquisition Co., Inc., Senior Secured First Lien, 8.35% (1 mo. SOFR US + 3.50%), 08/24/2028	100,930,073	101,122,345
Engineered Machinery Holdings, Inc., Senior Secured First Lien, 8.88% (3 mo. SOFR US + 3.75%), 05/22/2028	237,909	238,983
Engineered Machinery Holdings, Inc., Senior Secured Second Lien
11.13% (3 mo. SOFR US + 6.00%), 05/21/2029	7,958,928	7,968,916
11.63% (3 mo. SOFR US + 6.50%), 05/21/2029	6,470,000	6,486,175
FCG Acquisitions, Inc., Senior Secured First Lien, 8.97% (3 mo. SOFR US + 3.75%), 04/03/2028	5,225,572	5,232,757
Filtration Group Corp., Senior Secured First Lien, 8.57% (1 mo. SOFR US + 3.50%), 10/20/2028	90,259,479	90,390,807
Icebox Holdco III, Inc., Senior Secured First Lien, 8.88% (3 mo. SOFR US + 3.75%), 12/22/2028	992,353	996,467
Icebox Holdco III, Inc., Senior Secured Second Lien, 11.88% (3 mo. SOFR US + 6.75%), 12/24/2029	15,189,641	15,360,525
Kenan Advantage Group, Inc., Senior Secured First Lien, 8.10% (1 mo. SOFR US + 3.25%), 01/25/2029	15,210,576	15,185,250
Pro Mach Group, Inc., Senior Secured First Lien, 8.35% (1 mo. SOFR US + 3.50%), 08/31/2028	34,376,238	34,529,040
RadwellParent LLC, Senior Secured First Lien
10.10% (3 mo. SOFR US + 5.50%), 04/01/2029	1,577,431	1,585,318

The accompanying notes are an integral part of these financial statements.

17

Aristotle Floating Rate Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Industrials - (Continued)
10.75% (1 mo. SOFR US + 5.50%), 04/01/2029	$1,533,986	$1,541,656
10.93% (3 mo. SOFR US + 5.50%), 04/01/2029	38,726,662	38,920,295
12.50% (Prime Rate + 4.50%), 04/01/2029	1,577,431	1,585,318
Roper Industrial Products Investment Co., Senior Secured First Lien, 7.85% (3 mo. SOFR US + 3.25%), 11/23/2029	43,893,052	44,022,316
Spirit AeroSystems, Inc., Senior Secured First Lien, 9.75% (3 mo. SOFR US + 4.50%), 01/15/2027	12,776,298	12,904,061
SPX FLOW, Inc., Senior Secured First Lien, 8.35% (1 mo. SOFR US + 3.50%), 04/05/2029	25,323,101	25,383,877
Standard Aero Ltd., Senior Secured First Lien, 8.35% (1 mo. SOFR US + 3.50%), 08/24/2028	42,110,964	42,191,186
Star US Bidco LLC, Senior Secured First Lien, 8.60% (1 mo. SOFR US + 3.75%), 03/17/2027	18,042,792	18,161,243
STS Operating, Inc., Senior Secured First Lien, 8.95% (1 mo. SOFR US + 4.00%), 03/25/2031	31,167,689	31,002,189
Titan Acquisition Ltd./Canada, Senior Secured First Lien, 10.33% (3 mo. SOFR US + 5.00%), 02/15/2029	43,429,864	43,273,082
TK Elevator US Newco, Inc., Senior Secured First Lien
8.59% (6 mo. SOFR US + 3.50%), 04/30/2030	34,249,527	34,356,557
8.59% (6 mo. SOFR US + 3.50%), 04/30/2030	19,673,811	19,735,291
TransDigm, Inc., Senior Secured First Lien, 7.10% (3 mo. SOFR US + 2.50%), 02/28/2031	7,481	7,460
		779,268,371
Materials - 7.0%
Charter Next Generation, Inc., Senior Secured First Lien, 8.10% (1 mo. SOFR US + 3.25%), 12/01/2027	49,999,737	50,067,487
LABL, Inc., Senior Secured First Lien, 10.05% (1 mo. SOFR US + 5.00%), 10/30/2028	61,136,855	59,878,964
Pregis TopCoLLC, Senior Secured First Lien
8.85% (1 mo. SOFR US + 4.00%), 07/31/2026	29,241,651	29,338,149
9.07% (1 mo. SOFR US + 4.00%), 07/31/2026	13,432,562	13,477,360

	Par	Value
Pretium PKG Holdings, Inc., Senior Secured First Lien
7.75% (includes 0.00% PIK) (3 mo. SOFR US + 2.50%), 10/02/2028	$13,539,720	$13,814,780
7.75% (includes 0.00% PIK) (3 mo. SOFR US + 2.50%), 10/02/2028	288,016	293,867
8.44% (includes 0.00% PIK) (3 mo. SOFR US + 3.20%), 10/02/2028	40,243,871	32,429,718
8.44% (includes 0.00% PIK) (3 mo. SOFR US + 3.20%), 10/02/2028	495,452	399,250
ProampacPG Borrower LLC, Senior Secured First Lien
9.12% (3 mo. SOFR US + 4.00%), 09/15/2028	14,172,601	14,211,575
9.30% (3 mo. SOFR US + 4.00%), 09/15/2028	21,584,547	21,643,905
Trident TPI Holdings, Inc., Senior Secured First Lien, 8.60% (3 mo. SOFR US + 4.00%), 09/18/2028	14,879,567	14,920,337
Windsor Holdings III LLC, Senior Secured First Lien, 8.46% (1 mo. SOFR US + 3.50%), 08/01/2030	38,182,066	38,410,585
		288,885,977
Technology - 13.9%
Applied Systems, Inc., Senior Secured First Lien, 7.60% (3 mo. SOFR US + 3.00%), 02/24/2031	7,959,070	7,974,510
Applied Systems, Inc., Senior Secured Second Lien, 9.85% (3 mo. SOFR US + 5.25%), 02/23/2032	81,000,000	83,596,455
BCPE Pequod Buyer, Inc., 8.42% (1 mo. Term SOFR + 3.50%), 09/19/2031	32,250,000	32,145,833
Central Parent LLC, Senior Secured First Lien, 7.85% (3 mo. SOFR US + 3.25%), 07/06/2029	59,100,983	58,559,322
DS Admiral Bidco LLC, Senior Secured First Lien
9.10% (3 mo. SOFR US + 4.25%), 06/26/2031	4,214,286	4,066,786
9.10% (3 mo. SOFR US + 4.25%), 06/26/2031	3,160,714	3,050,089
Ellucian Holdings, Inc., Senior Secured Second Lien, 13.05% (1 mo. SOFR US + 8.00%), 10/10/2028	19,526,030	19,623,660
Ellucian Holdings, Inc., Senior Secured First Lien, 8.55% (1 mo. SOFR US + 3.50%), 10/29/2029	38,966,435	39,109,442

The accompanying notes are an integral part of these financial statements.

18

Aristotle Floating Rate Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Technology - (Continued)
Epicor Software Corp., Senior Secured First Lien
8.10% (1 mo. SOFR US + 3.25%), 05/30/2031	$53,663,841	$53,767,143
8.57% (3 mo. Term SOFR + 3.25%), 05/30/2031	6,296,299	6,308,419
Peraton Corp., Senior Secured First Lien, 8.80% (1 mo. SOFR US + 3.75%), 02/01/2028	11,560,855	11,150,214
PeratonCorp., Senior Secured Second Lien
13.07% (3 mo. SOFR US + 7.75%), 02/01/2029	21,672,222	20,405,806
13.32% (3 mo. SOFR US + 8.00%), 02/01/2029	5,625,000	5,299,228
Polaris Newco LLC, Senior Secured First Lien, 9.63% (3 mo. SOFR US + 4.00%), 06/05/2028	55,783,021	54,926,193
Polaris Newco LLC, Senior Secured Second Lien
14.26% (includes 0.00% PIK) (3 mo. SOFR US + 9.00%), 06/04/2029	11,968,716	11,784,218
14.26% (includes 0.00% PIK) (3 mo. SOFR US + 9.00%), 06/04/2029	511,015	503,138
Project Boost Purchaser LLC, Senior Secured First Lien, 8.79% (3 mo. SOFR US + 3.50%), 07/16/2031	20,821,074	20,835,857
Project Boost Purchaser LLC, Senior Secured Second Lien, 10.54% (3 mo. SOFR US + 5.25%), 07/16/2032	17,699,600	17,758,540
Project Ruby Ultimate Parent Corp., Senior Secured First Lien, 8.57% (1 mo. SOFR US + 3.50%), 03/10/2028	6,231,281	6,238,292
UKG, Inc., Senior Secured First Lien, 8.55% (3 mo. SOFR US + 3.25%), 02/10/2031	121,112,319	121,263,710
		578,366,855
TOTAL BANK LOANS (Cost $3,472,448,030)		3,470,513,221
	Shares
EXCHANGE TRADED FUNDS - 6.3%
Invesco Senior Loan ETF	2,130,764	44,767,352
iShares iBoxx $ High Yield Corporate Bond ETF	647,002	51,954,261
SPDR Blackstone Senior Loan ETF	1,358,977	56,750,879
SPDR Bloomberg High Yield Bond ETF	533,196	52,141,237
SPDR Bloomberg Short Term High Yield Bond ETF	2,132,108	54,901,781
TOTAL EXCHANGE TRADED FUNDS (Cost $250,941,430)		260,515,510

	Par	Value
CORPORATE BONDS - 5.1%
Consumer Discretionary - 1.7%
Allied Universal Holdco LLC, 7.88%, 02/15/2031(a)	$34,550,000	$35,322,089
Caesars Entertainment, Inc., 8.13%, 07/01/2027(a)	7,125,000	7,276,164
Wand NewCo 3, Inc., 7.63%, 01/30/2032(a)	27,018,625	28,482,710
		71,080,963
Financials - 3.1%
Alliant Holdings Intermediate LLC
6.75%, 10/15/2027(a)	21,400,000	21,336,763
7.00%, 01/15/2031(a)	28,651,000	29,463,915
7.38%, 10/01/2032(a)	38,800,000	39,385,979
CoreLogic, Inc., 4.50%, 05/01/2028(a)	6,300,000	5,951,502
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(a)	28,910,000	30,346,653
		126,484,812
Technology - 0.3%
Central Parent, Inc. / CDK Global, Inc., 7.25%, 06/15/2029(a)	13,115,000	13,423,452
TOTAL CORPORATE BONDS (Cost $206,363,333)		210,989,227
TOTAL INVESTMENTS - 95.1% (Cost $3,929,764,745)		3,942,017,958
Other Assets in Excess of Liabilities - 4.9%		203,559,938
TOTAL NET ASSETS - 100.0%		$4,145,577,896

Percentages are stated as a percent of net assets.
AB - Aktiebolag
PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $210,989,227 or 5.1% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

19

Aristotle High Yield Bond Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS - 83.8%
Communications - 8.0%
Altice France SA, 8.13%, 02/01/2027(a)	$200,000	$163,711
CCO Holdings LLC / CCO Holdings Capital Corp.
5.38%, 06/01/2029(a)	265,000	255,588
6.38%, 09/01/2029(a)	240,000	240,452
4.75%, 03/01/2030(a)	865,000	796,307
4.25%, 02/01/2031(a)	300,000	264,714
Connect Finco SARL / Connect US Finco LLC, 9.00%, 09/15/2029(a)	550,000	532,942
CSC Holdings LLC, 11.75%, 01/31/2029(a)	850,000	822,134
DISH Network Corp., 11.75%, 11/15/2027(a)	1,150,000	1,207,897
Frontier Communications Holdings LLC
5.00%, 05/01/2028(a)	425,000	421,489
8.63%, 03/15/2031(a)	200,000	215,789
Level 3 Financing, Inc.
4.88%, 06/15/2029(a)	100,000	84,500
10.50%, 05/15/2030(a)	282,000	304,913
4.00%, 04/15/2031(a)	425,000	311,312
Univision Communications, Inc., 8.00%, 08/15/2028(a)	775,000	793,026
Vmed O2 UK Financing I PLC, 4.75%, 07/15/2031(a)	520,000	463,389
Windstream Escrow LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031(a)	325,000	330,830
		7,208,993
Consumer Discretionary - 16.2%
1011778 BC ULC / New Red Finance, Inc.
3.50%, 02/15/2029(a)	665,000	623,966
6.13%, 06/15/2029(a)	175,000	180,198
4.00%, 10/15/2030(a)	600,000	553,815
Allied Universal Holdco LLC, 7.88%, 02/15/2031(a)	1,050,000	1,073,464
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/2028(a)	350,000	329,372
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(a)	705,000	704,413
Boyd Gaming Corp., 4.75%, 06/15/2031(a)	862,000	823,658
Caesars Entertainment, Inc., 4.63%, 10/15/2029(a)	950,000	904,270
Churchill Downs, Inc., 6.75%, 05/01/2031(a)	350,000	361,868
Empire Resorts, Inc., 7.75%, 11/01/2026(a)	200,000	193,311
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/2029(a)	325,000	310,563
6.75%, 01/15/2030(a)	305,000	284,356

	Par	Value
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 07/31/2029(a)	$485,000	$455,485
Garda World Security Corp.
4.63%, 02/15/2027(a)	500,000	491,369
6.00%, 06/01/2029(a)	450,000	432,278
8.25%, 08/01/2032(a)	350,000	358,553
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
4.88%, 07/01/2031(a)	220,000	199,835
6.63%, 01/15/2032(a)	275,000	278,560
Jacobs Entertainment, Inc., 6.75%, 02/15/2029(a)	515,000	501,262
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(a)	2,545,000	2,477,985
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/2031(a)	325,000	326,518
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029(a)	475,000	463,872
Six Flags Entertainment Corp./DE, 7.25%, 05/15/2031(a)	350,000	362,756
Viking Cruises Ltd.
6.25%, 05/15/2025(a)	315,000	314,772
9.13%, 07/15/2031(a)	425,000	465,050
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(a)	50,000	49,872
Wand NewCo 3, Inc., 7.63%, 01/30/2032(a)	334,275	352,389
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
7.13%, 02/15/2031(a)	635,000	685,497
6.25%, 03/15/2033(a)	100,000	101,367
		14,660,674
Consumer Staples - 5.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 03/15/2029(a)	1,450,000	1,356,107
Chobani LLC / Chobani Finance Corp., Inc., 4.63%, 11/15/2028(a)	400,000	389,941
Fiesta Purchaser, Inc.
7.88%, 03/01/2031(a)	390,000	414,134
9.63%, 09/15/2032(a)	775,000	804,169
Performance Food Group, Inc., 4.25%, 08/01/2029(a)	610,000	580,681
Pilgrim’s Pride Corp., 4.25%, 04/15/2031	625,000	594,540
Post Holdings, Inc., 4.63%, 04/15/2030(a)	405,000	387,878
US Foods, Inc.
4.63%, 06/01/2030(a)	285,000	275,589
5.75%, 04/15/2033(a)	125,000	125,447
		4,928,486
Energy - 12.7%
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029(a)	275,000	278,839

The accompanying notes are an integral part of these financial statements.

20

Aristotle High Yield Bond Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Energy - (Continued)
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.38%, 06/15/2029(a)	$835,000	$826,936
6.63%, 02/01/2032(a)	25,000	25,895
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032(a)	350,000	359,169
Civitas Resources, Inc., 8.63%, 11/01/2030(a)	425,000	450,637
Comstock Resources, Inc., 6.75%, 03/01/2029(a)	250,000	243,514
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031(a)	215,000	211,012
7.50%, 12/15/2033(a)	600,000	651,472
Enerflex Ltd., 9.00%, 10/15/2027(a)	1,175,000	1,216,250
Energy Transfer LP, 7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054	1,200,000	1,228,022
Genesis Energy LP / Genesis Energy Finance Corp.
8.25%, 01/15/2029	25,000	25,911
7.88%, 05/15/2032	300,000	305,682
Range Resources Corp., 4.75%, 02/15/2030(a)	425,000	410,260
Sunoco LP, 7.25%, 05/01/2032(a)	500,000	530,418
Transocean, Inc., 8.50%, 05/15/2031(a)	450,000	447,430
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/2029(a)	425,000	438,065
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029(a)	125,000	118,225
6.25%, 01/15/2030(a)	25,000	26,223
4.13%, 08/15/2031(a)	125,000	116,315
3.88%, 11/01/2033(a)	175,000	157,089
Venture Global LNG, Inc.
8.13%, 06/01/2028(a)	325,000	339,037
9.50%, 02/01/2029(a)	500,000	563,565
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual(a)	575,000	583,276
7.00%, 01/15/2030(a)	350,000	357,827
8.38%, 06/01/2031(a)	100,000	105,661
9.88%, 02/01/2032(a)	1,010,000	1,122,935
Vital Energy, Inc., 7.88%, 04/15/2032(a)	300,000	290,835
		11,430,500
Financials - 7.5%
Acrisure LLC / Acrisure Finance, Inc., 7.50%, 11/06/2030(a)	1,200,000	1,235,964
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.50%, 10/01/2031(a)	275,000	278,228
7.38%, 10/01/2032(a)	325,000	329,908

	Par	Value
Boost Newco Borrower LLC, 7.50%, 01/15/2031(a)	$510,000	$547,677
CoreLogic, Inc., 4.50%, 05/01/2028(a)	310,000	292,852
Howard Hughes Corp., 5.38%, 08/01/2028(a)	390,000	384,592
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC
7.25%, 02/15/2031(a)	400,000	415,416
8.13%, 02/15/2032(a)	275,000	282,930
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(a)	125,000	120,590
Iron Mountain, Inc.
4.88%, 09/15/2029(a)	405,000	396,972
4.50%, 02/15/2031(a)	75,000	71,207
OneMainFinance Corp.
3.88%, 09/15/2028	415,000	385,269
5.38%, 11/15/2029	195,000	187,553
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(a)	775,000	813,513
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 4.88%, 05/15/2029(a)	575,000	558,441
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032(a)	450,000	470,165
		6,771,277
Health Care - 2.7%
Avantor Funding, Inc.
4.63%, 07/15/2028(a)	260,000	254,326
3.88%, 11/01/2029(a)	50,000	47,348
Charles River Laboratories International, Inc.
3.75%, 03/15/2029(a)	250,000	235,550
4.00%, 03/15/2031(a)	200,000	184,573
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027(a)	225,000	221,583
4.75%, 02/15/2031(a)	180,000	158,360
10.88%, 01/15/2032(a)	200,000	220,647
Medline Borrower LP, 3.88%, 04/01/2029(a)	750,000	710,711
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029(a)	25,000	25,790
Tenet Healthcare Corp.
4.63%, 06/15/2028	75,000	73,678
4.25%, 06/01/2029	125,000	120,621
4.38%, 01/15/2030	190,000	182,426
		2,435,613
Industrials - 13.6%
Boeing Co., 6.39%, 05/01/2031(a)	790,000	840,348
BWX Technologies, Inc., 4.13%, 04/15/2029(a)	885,000	851,229

The accompanying notes are an integral part of these financial statements.

21

Aristotle High Yield Bond Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Chart Industries, Inc.
7.50%, 01/01/2030(a)	$ 625,000	$659,485
9.50%, 01/01/2031(a)	600,000	654,520
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030(a)	310,000	320,027
6.75%, 07/15/2031(a)	25,000	26,092
GFL Environmental, Inc.
3.75%, 08/01/2025(a)	300,000	297,836
3.50%, 09/01/2028(a)	200,000	190,573
6.75%, 01/15/2031(a)	100,000	105,008
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029(a)	625,000	652,976
Madison IAQ LLC, 5.88%, 06/30/2029(a)	250,000	243,627
OT Merger Corp., 7.88%, 10/15/2029(a)	1,090,000	455,091
Regal Rexnord Corp., 6.40%, 04/15/2033	950,000	1,016,704
Sensata Technologies BV, 4.00%, 04/15/2029(a)	150,000	143,118
SensataTechnologies, Inc.
4.38%, 02/15/2030(a)	300,000	286,999
3.75%, 02/15/2031(a)	200,000	183,327
Spirit AeroSystems, Inc.
9.38%, 11/30/2029(a)	475,000	515,898
9.75%, 11/15/2030(a)	75,000	83,719
SPX FLOW, Inc., 8.75%, 04/01/2030(a)	1,750,000	1,837,532
TK Elevator Holdco GmbH, 7.63%, 07/15/2028(a)	680,000	684,974
TK Elevator US Newco, Inc., 5.25%, 07/15/2027(a)	435,000	430,649
TransDigm, Inc.
6.75%, 08/15/2028(a)	325,000	334,925
6.38%, 03/01/2029(a)	525,000	542,309
4.88%, 05/01/2029	190,000	185,168
6.88%, 12/15/2030(a)	175,000	183,420
7.13%, 12/01/2031(a)	275,000	291,201
6.63%, 03/01/2032(a)	100,000	104,259
6.00%, 01/15/2033(a)	175,000	177,610
		12,298,624
Materials - 9.7%
Calderys Financing II LLC, 11.75% (includes 12.50% PIK), 06/01/2028(a)	750,000	762,606
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/2030(a)	325,000	330,346
Graham Packaging Co., Inc., 7.13%, 08/15/2028(a)	300,000	297,347
Herens Holdco Sarl, 4.75%, 05/15/2028(a)	575,000	502,421
Iris Holding, Inc., 10.00%, 12/15/2028(a)	220,000	191,971

	Par	Value
LABL, Inc.
5.88%, 11/01/2028(a)	$735,000	$689,740
9.50%, 11/01/2028(a)	25,000	25,863
8.25%, 11/01/2029(a)	320,000	289,377
8.63%, 10/01/2031(a)	425,000	422,224
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027(a)	75,000	77,582
9.25%, 04/15/2027(a)	1,115,000	1,144,335
Novelis Corp.
4.75%, 01/30/2030(a)	335,000	325,074
3.88%, 08/15/2031(a)	275,000	251,670
Olympus Water US Holding Corp., 7.25%, 06/15/2031(a)	650,000	677,001
PerentiFinance Pty Ltd.
6.50%, 10/07/2025(a)	253,067	253,383
7.50%, 04/26/2029(a)	200,000	208,510
Sealed Air Corp., 6.88%, 07/15/2033(a)	900,000	981,808
Sealed Air Corp./Sealed Air Corp. US
6.13%, 02/01/2028(a)	225,000	228,966
7.25%, 02/15/2031(a)	25,000	26,491
Standard Building Solutions, Inc., 6.50%, 08/15/2032(a)	75,000	77,722
Standard Industries, Inc./NY
4.75%, 01/15/2028(a)	215,000	210,776
4.38%, 07/15/2030(a)	145,000	137,349
3.38%, 01/15/2031(a)	375,000	334,400
Windsor Holdings III LLC, 8.50%, 06/15/2030(a)	300,000	321,278
		8,768,240
Technology - 3.0%
Amentum Escrow Corp., 7.25%, 08/01/2032(a)	300,000	313,364
Ciena Corp., 4.00%, 01/31/2030(a)	720,000	681,378
Entegris, Inc., 4.38%, 04/15/2028(a)	390,000	376,685
EquipmentShare.com, Inc., 9.00%, 05/15/2028(a)	300,000	313,657
Open Text Corp., 3.88%, 12/01/2029(a)	170,000	158,193
Open Text Holdings, Inc., 4.13%, 12/01/2031(a)	440,000	404,742
Rackspace Finance LLC, 3.50%, 05/15/2028(a)	185,500	93,061
UKG, Inc., 6.88%, 02/01/2031(a)	330,000	341,229
		2,682,309
Utilities - 4.9%
Calpine Corp., 5.13%, 03/15/2028(a)	590,000	582,225
NextEra Energy Capital Holdings, Inc., 6.70% to 09/01/2029 then 5 yr. CMT Rate + 2.36%, 09/01/2054	500,000	525,751
NextEra Energy Operating Partners LP, 7.25%, 01/15/2029(a)	700,000	738,626
NRG Energy, Inc., 3.63%, 02/15/2031(a)	750,000	680,311
PG&E Corp., 5.25%, 07/01/2030	640,000	636,177

The accompanying notes are an integral part of these financial statements.

22

Aristotle High Yield Bond Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
VistraOperations Co. LLC
5.00%, 07/31/2027(a)	$ 325,000	$323,669
4.38%, 05/01/2029(a)	625,000	605,420
7.75%, 10/15/2031(a)	100,000	107,737
6.88%, 04/15/2032(a)	250,000	263,187
		4,463,103
TOTAL CORPORATE BONDS (Cost $73,797,316)		75,647,819
BANK LOANS - 7.3%
Industrials - 3.6%
Engineered Machinery Holdings, Inc., Senior Secured Second Lien
11.13% (3 mo. SOFR US + 6.00%), 05/21/2029	400,000	400,502
11.63% (3 mo. SOFR US + 6.50%), 05/21/2029	478,568	479,764
Icebox Holdco III, Inc., Senior Secured Second Lien, 11.88% (3 mo. SOFR US + 6.75%), 12/24/2029	500,000	505,625
Roper Industrial Products Investment Co., Senior Secured First Lien, 7.85% (3 mo. SOFR US + 3.25%), 11/23/2029	492,537	493,988
SPX FLOW, Inc., Senior Secured First Lien, 8.35% (1 mo. SOFR US + 3.50%), 04/05/2029	500,000	501,200
STS Operating, Inc., Senior Secured First Lien, 8.95% (1 mo. SOFR US + 4.00%), 03/25/2031	399,613	397,491
TK Elevator US Newco, Inc., Senior Secured First Lien
8.59% (6 mo. SOFR US + 3.50%), 04/30/2030	315,990	316,978
8.59% (6 mo. SOFR US + 3.50%), 04/30/2030	181,513	182,080
		3,277,628
Materials - 1.1%
Iris Holding, Inc., Senior Secured First Lien
10.10% (3 mo. SOFR US + 4.75%), 06/28/2028	253,613	240,035
10.20% (3 mo. SOFR US + 4.75%), 06/28/2028	243,469	230,433
Pregis TopCo LLC, Senior Secured First Lien, 8.85% (1 mo. SOFR US + 4.00%), 07/31/2026	493,523	495,152
		965,620
Technology - 2.6%
Applied Systems, Inc., Senior Secured First Lien, 7.60% (3 mo. SOFR US + 3.00%), 02/24/2031	496,250	497,213

	Par	Value
Epicor Software Corp., Senior Secured First Lien
8.50% (1 mo. Term SOFR + 3.25%), 05/30/2031	$447,496	$448,357
8.57% (3 mo. Term SOFR + 3.25%), 05/30/2031	52,504	52,605
Peraton Corp., Senior Secured Second Lien, 13.07% (3 mo. SOFR US + 7.75%), 02/01/2029	375,000	353,087
Polaris Newco LLC, Senior Secured First Lien, 9.63% (3 mo. SOFR US + 4.00%), 06/05/2028	492,405	484,842
UKG, Inc., Senior Secured First Lien, 8.55% (3 mo. SOFR US + 3.25%), 02/10/2031	496,159	496,779
		2,332,883
TOTAL BANK LOANS (Cost $6,595,161)		6,576,131
COLLATERALIZED LOAN OBLIGATIONS - 5.1%
Aimco CDO, Series 2019-10A, Class ERR, 10.93% (3 mo. Term SOFR + 5.65%), 07/22/2037(a)	250,000	251,495
Benefit Street Partners CLO Ltd., Series 2018-16A, Class E, 12.25% (3 mo. Term SOFR + 6.96%), 01/17/2032(a)	250,000	250,490
CarVal CLO, Series 2019-2A, Class E, 11.98% (3 mo. Term SOFR + 6.70%), 07/20/2032(a)	525,000	516,206
Clover CLO, Series 2018-1A, Class ERR, 11.72% (3 mo. Term SOFR + 6.40%), 04/20/2037(a)	250,000	251,410
Eaton Vance Management, Series 2020-1A, Class ERR, 11.55% (3 mo. Term SOFR + 6.25%), 10/15/2037(a)	500,000	502,422
Neuberger Berman CLO Ltd., Series 2018-30A, Class ER, 11.74% (3 mo. Term SOFR + 6.46%), 01/20/2031(a)	750,000	754,846
Oak Hill Credit Partners, Series 2012-7A, Class ER3, 11.64% (3 mo. Term SOFR + 6.51%), 02/20/2034(a)	250,000	251,643
OHA Loan Funding Ltd., Series 2016-1A, Class ER2, 11.04% (3 mo. Term SOFR + 5.70%), 07/20/2037(a)	1,000,000	1,004,863
RR Ltd./Cayman Islands, Series 2020-8A, Class DR, 11.57% (3 mo. Term SOFR + 6.25%), 07/15/2037(a)	500,000	502,146

The accompanying notes are an integral part of these financial statements.

23

Aristotle High Yield Bond Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Trimaran CAVU LLC, Series 2021-3A, Class E, 12.91% (3 mo. Term SOFR + 7.63%), 01/18/2035(a)	$ 370,000	$367,393
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $4,622,755)		4,652,914
	Shares
COMMON STOCKS - 0.2%
Industrials - 0.2%
Chart Industries, Inc.(b)	1,583	196,514
TOTAL COMMON STOCKS (Cost $205,798)		196,514
TOTAL INVESTMENTS - 96.4% (Cost $85,221,030)		$87,073,378
Other Assets in Excess of Liabilities - 3.6%		3,207,264
TOTAL NET ASSETS - 100.0%		$90,280,642

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury Rate
PIK - Payment in Kind
PLC - Public Limited Company
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $74,833,231 or 82.9% of the Fund’s net assets.

(b)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

24

Aristotle Short Duration Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS - 46.4%
Communications - 1.3%
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.15%, 11/10/2026	$3,000,000	$3,084,282
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.74%, 03/20/2025(a)	1,561,500	1,557,672
5.15%, 03/20/2028(a)	1,052,100	1,062,728
Uber Technologies, Inc., 4.30%, 01/15/2030	4,000,000	3,988,564
Verizon Communications, Inc., 2.10%, 03/22/2028	2,000,000	1,866,503
		11,559,749
Consumer Discretionary - 3.3%
British Airways 2019-1 Class A Pass Through Trust, Series PTT, 3.35%, 06/15/2029(a)	1,808,088	1,696,134
Darden Restaurants, Inc., 4.35%, 10/15/2027	2,900,000	2,899,391
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/2025(a)	2,499,722	2,484,917
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	4,200,000	4,121,172
2.70%, 08/10/2026	1,775,000	1,706,332
General Motors Financial Co., Inc., 5.55%, 07/15/2029	7,250,000	7,479,064
Las Vegas Sands Corp., 5.90%, 06/01/2027	3,150,000	3,235,553
Marriott International, Inc./MD, 5.55%, 10/15/2028	5,000,000	5,233,621
		28,856,184
Consumer Staples - 1.5%
Bacardi Ltd. / Bacardi-Martini BV, 5.25%, 01/15/2029(a)	3,000,000	3,079,169
Coca-Cola Consolidated, Inc., 5.25%, 06/01/2029	1,100,000	1,144,252
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 2.50%, 01/15/2027	2,700,000	2,585,488
Kroger Co., 4.60%, 08/15/2027	5,850,000	5,901,373
		12,710,282
Energy - 3.5%
Energy Transfer LP
5.55%, 02/15/2028	3,500,000	3,620,344
6.10%, 12/01/2028	1,500,000	1,596,546
5.25%, 07/01/2029	3,500,000	3,607,534
ONEOK, Inc., 4.25%, 09/24/2027	8,750,000	8,760,014
Petroleos Mexicanos, 6.50%, 03/13/2027	4,000,000	3,924,992
Targa Resources Corp., 6.15%, 03/01/2029	3,550,000	3,783,820

	Par	Value
TransCanada PipeLines Ltd., 6.20%, 03/09/2026	$5,300,000	$5,305,227
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029(a)	400,000	378,321
		30,976,798
Financials - 18.2%
Air Lease Corp.
5.85%, 12/15/2027	3,000,000	3,129,355
5.30%, 02/01/2028	2,000,000	2,055,200
AvolonHoldings Funding Ltd.
2.13%, 02/21/2026(a)	4,000,000	3,849,641
4.25%, 04/15/2026(a)	2,650,000	2,623,622
Banco Santander SA, 5.37% to 07/15/2027 then 1 yr. CMT Rate + 0.95%, 07/15/2028	3,400,000	3,480,977
Bank of America Corp.
3.38% to 04/02/2025 then SOFR + 1.33%, 04/02/2026	6,750,000	6,697,060
4.83% to 07/22/2025 then SOFR + 1.75%, 07/22/2026	2,150,000	2,151,709
5.93% to 09/15/2026 then SOFR + 1.34%, 09/15/2027	8,500,000	8,755,738
Block, Inc., 2.75%, 06/01/2026	750,000	727,711
Citigroup, Inc., 2.01% to 01/25/2025 then SOFR + 0.69%, 01/25/2026	3,000,000	2,970,015
Crown Castle, Inc.
5.60%, 06/01/2029	1,650,000	1,725,619
4.90%, 09/01/2029	1,850,000	1,881,227
Danske Bank AS, 5.43% to 03/01/2027 then 1 yr. CMT Rate + 0.95%, 03/01/2028(a)	4,400,000	4,511,555
Extra Space Storage LP
3.88%, 12/15/2027	5,820,000	5,744,339
5.70%, 04/01/2028	2,200,000	2,290,687
Goldman Sachs Group, Inc.
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	2,000,000	1,961,112
5.73% to 04/25/2029 then SOFR + 1.27%, 04/25/2030	6,300,000	6,622,395
HSBC Holdings PLC
4.18% to 12/09/2024 then SOFR + 1.51%, 12/09/2025	1,000,000	997,544
4.04% to 03/13/2027 then 3 mo. Term SOFR + 1.81%, 03/13/2028	4,000,000	3,959,333
5.55% to 03/04/2029 then SOFR + 1.46%, 03/04/2030	3,550,000	3,691,520
JPMorgan Chase & Co.
2.60% to 02/24/2025 then SOFR + 0.92%, 02/24/2026	1,500,000	1,485,394
4.08% to 04/26/2025 then SOFR + 1.32%, 04/26/2026	4,000,000	3,980,740
6.07% to 10/22/2026 then SOFR + 1.33%, 10/22/2027	10,000,000	10,365,612
5.04% to 01/23/2027 then SOFR + 1.19%, 01/23/2028	6,750,000	6,863,742

The accompanying notes are an integral part of these financial statements.

25

Aristotle Short Duration Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Kite Realty Group Trust
4.00%, 03/15/2025	$1,000,000	$994,718
4.75%, 09/15/2030	4,300,000	4,302,836
LPL Holdings, Inc., 5.70%, 05/20/2027	6,850,000	7,002,955
Morgan Stanley
4.68% to 07/17/2025 then SOFR + 1.67%, 07/17/2026	2,500,000	2,497,088
5.05% to 01/28/2026 then SOFR + 1.30%, 01/28/2027	2,500,000	2,523,841
5.66% to 04/18/2029 then SOFR + 1.26%, 04/18/2030	8,125,000	8,548,676
Morgan Stanley Bank NA
5.50% to 05/26/2027 then SOFR + 0.87%, 05/26/2028	4,250,000	4,384,663
4.97% to 07/14/2027 then SOFR + 0.93%, 07/14/2028	2,100,000	2,143,068
National Securities Clearing Corp., 4.90%, 06/26/2029(a)	2,750,000	2,839,745
Penske Truck Leasing Co. Lp/ PTL Finance Corp.
5.35%, 01/12/2027(a)	3,150,000	3,211,160
4.40%, 07/01/2027(a)	2,300,000	2,301,601
PNC Financial Services Group, Inc.
5.81% to 06/12/2025 then SOFR + 1.32%, 06/12/2026	2,000,000	2,013,460
5.30% to 01/21/2027 then SOFR + 1.34%, 01/21/2028	1,650,000	1,688,745
Sun Communities Operating LP, 5.50%, 01/15/2029	1,500,000	1,545,066
UBS Group AG
4.49% to 05/12/2025 then 1 yr. CMT Rate + 1.55%, 05/12/2026(a)	3,750,000	3,739,735
5.43% to 02/08/2029 then 1 yr. CMT Rate + 1.52%, 02/08/2030(a)	2,400,000	2,481,831
5.62% to 09/13/2029 then 1 yr. SOFR Swap Rate USD + 1.34%, 09/13/2030(a)	4,300,000	4,494,124
VICI Properties LP, 4.75%, 02/15/2028	1,350,000	1,356,307
Wells Fargo & Co.
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028	4,250,000	4,389,220
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	3,850,000	4,006,470
		158,987,156
Health Care - 0.9%
Icon Investments Six DAC, 5.81%, 05/08/2027	2,800,000	2,889,756
IQVIA, Inc., 5.70%, 05/15/2028	4,600,000	4,781,180
		7,670,936
Industrials - 5.4%
BAE Systems PLC, 5.00%, 03/26/2027(a)	2,800,000	2,845,895

	Par	Value
Boeing Co.
6.26%, 05/01/2027(a)	$1,150,000	$1,188,084
6.30%, 05/01/2029(a)	1,350,000	1,420,787
Element Fleet Management Corp., 5.64%, 03/13/2027(a)	4,600,000	4,718,221
IDEX Corp., 4.95%, 09/01/2029	2,050,000	2,097,559
Lennox International, Inc., 5.50%, 09/15/2028	7,150,000	7,456,448
Nordson Corp., 4.50%, 12/15/2029	9,000,000	9,039,435
Quanta Services, Inc., 4.75%, 08/09/2027	6,350,000	6,419,040
Regal Rexnord Corp.
6.05%, 02/15/2026	6,412,000	6,513,646
6.05%, 04/15/2028	1,153,000	1,199,414
Veralto Corp., 5.50%, 09/18/2026	3,600,000	3,682,776
Weir Group PLC, 2.20%, 05/13/2026(a)	1,015,000	976,965
		47,558,270
Materials - 0.8%
Sonoco Products Co., 4.45%, 09/01/2026	7,075,000	7,079,987
Technology - 4.8%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028(a)	9,648,000	9,364,343
Broadcom, Inc.
4.15%, 02/15/2028	2,300,000	2,298,132
5.05%, 07/12/2029	4,800,000	4,946,280
CDW LLC / CDW Finance Corp., 5.10%, 03/01/2030	2,850,000	2,890,937
Concentrix Corp., 6.65%, 08/02/2026	5,800,000	5,961,846
Flex Ltd.
3.75%, 02/01/2026	305,000	301,682
6.00%, 01/15/2028	2,000,000	2,073,604
Hewlett Packard Enterprise Co.
4.45%, 09/25/2026	4,550,000	4,561,530
4.55%, 10/15/2029	4,100,000	4,090,409
Infor, Inc., 1.75%, 07/15/2025(a)	2,800,000	2,719,421
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	2,775,000	2,638,939
		41,847,123
Utilities - 6.7%
Ameren Corp., 5.00%, 01/15/2029	3,850,000	3,943,490
DTE Energy Co.
4.95%, 07/01/2027	4,700,000	4,780,291
5.10%, 03/01/2029	8,850,000	9,116,796
Edison International, 5.45%, 06/15/2029	6,500,000	6,753,624
Essential Utilities, Inc., 4.80%, 08/15/2027	3,100,000	3,142,195
Exelon Corp., 5.15%, 03/15/2029	4,650,000	4,819,867
FirstEnergy Corp., 3.90%, 07/15/2027	2,600,000	2,574,773
NextEra Energy Operating Partners LP, 4.50%, 09/15/2027(a)	1,904,000	1,861,750
NiSource, Inc., 5.20%, 07/01/2029	2,700,000	2,797,004

The accompanying notes are an integral part of these financial statements.

26

Aristotle Short Duration Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
OGE Energy Corp., 5.45%, 05/15/2029	$1,250,000	$1,302,547
Pacific Gas and Electric Co., 5.55%, 05/15/2029	4,950,000	5,143,864
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	10,000,000	10,552,108
Virginia Power Fuel Securitization LLC, 5.09%, 05/01/2027	2,000,000	2,027,883
		58,816,192
TOTAL CORPORATE BONDS (Cost $396,896,463)		406,062,677
ASSET-BACKED SECURITIES - 16.5%
Ally Auto Receivables Trust, Series 2024-2, Class A2, 4.46%, 07/15/2027	1,250,000	1,250,017
American Airlines Group, Inc.
3.60%, 09/22/2027	2,423,300	2,346,057
Series 2013-1, 4.00%, 07/15/2025	555,130	545,618
Series 2013-1, 3.95%, 11/15/2025	348,353	343,796
American Express Travel Related Services Co., Inc., Series 2024-3, Class A, 4.65%, 07/15/2029	2,000,000	2,034,586
AmeriCredit Automobile Receivables Trust
Series 2021-3, Class B, 1.17%, 08/18/2027	4,700,000	4,598,800
Series 2022-2, Class A3, 4.38%, 04/18/2028	320,548	319,951
Series 2023-1, Class A2A, 5.84%, 10/19/2026	1,353,516	1,355,477
Series 2023-2, Class A2, 6.19%, 04/19/2027	1,617,141	1,627,536
Series 2024-1, Class A2A, 5.75%, 02/18/2028	3,100,000	3,115,634
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25%, 09/27/2027(a)	2,700,000	2,719,652
Ford Credit Auto Owner Trust
Series 2020-1, Class A, 2.04%, 08/15/2031(a)	2,000,000	1,979,348
Series 2021-A, Class B, 0.70%, 10/15/2026	5,000,000	4,903,518
Series 2023-1, Class A, 4.85%, 08/15/2035(a)	2,000,000	2,033,885
Series 2023-B, Class A2A, 5.57%, 06/15/2026	2,249,950	2,255,999
Series 2024-1, Class A, 4.87%, 08/15/2036(a)(b)	3,300,000	3,375,127
Series 2024-A, Class B, 5.26%, 11/15/2029	3,000,000	3,077,134
General Motors Financial Co., Inc., Series 2021-2, Class B, 0.69%, 01/19/2027	1,111,856	1,103,135

	Par	Value
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77%, 08/11/2036(a)	$2,250,000	$2,369,588
Hilton Grand Vacations, Inc.
Series 2020-AA, Class A, 2.74%, 02/25/2039(a)	97,040	94,146
Series 2022-1D, Class A, 3.61%, 06/20/2034(a)	297,850	292,215
Series 2022-2A, Class A, 4.30%, 01/25/2037(a)	785,605	779,617
Series 2023-1A, Class A, 5.72%, 01/25/2038(a)	2,013,097	2,060,267
Series 2024-1B, Class A, 5.75%, 09/15/2039(a)	1,349,807	1,371,359
Series 2024-2A, Class A, 5.50%, 03/25/2038(a)	2,663,202	2,709,699
Honda Auto Receivables Owner Trust, Series 2021-3, Class A3, 0.41%, 11/18/2025	41,460	41,165
Marriott Vacations Worldwide Corp.
Series 2020-1A, Class A, 1.74%, 10/20/2037(a)	164,863	158,211
Series 2021-1WA, Class A, 1.14%, 01/22/2041(a)	551,492	519,748
Series 2022-1A, Class A, 4.15%, 11/21/2039(a)	431,626	427,911
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80%, 04/16/2029	1,500,000	1,518,064
MVW Owner Trust
Series 2024-1A, Class A, 5.32%, 02/20/2043(a)	4,725,045	4,820,924
Series 2024-2A, Class A, 4.43%, 03/20/2042(a)	4,000,000	3,991,098
Navient Student Loan Trust
Series 2018-BA, Class A2A, 3.61%, 12/15/2059(a)	221,281	219,355
Series 2018-DA, Class A2A, 4.00%, 12/15/2059(a)	281,930	279,385
Series 2019-BA, Class A2A, 3.39%, 12/15/2059(a)	705,390	690,121
Series 2019-EA, Class A2A, 2.64%, 05/15/2068(a)	577,920	565,384
Series 2020-1A, Class A1B, 6.44% (30 day avg SOFR US + 1.16%), 06/25/2069(a)	1,299,040	1,303,439
Series 2020-2A, Class A1A, 1.32%, 08/26/2069(a)	2,021,276	1,839,809
Series 2020-A, Class A2A, 2.46%, 11/15/2068(a)	480,281	462,047
Series 2020-BA, Class A2, 2.12%, 01/15/2069(a)	2,435,003	2,300,596
Series 2020-DA, Class A, 1.69%, 05/15/2069(a)	1,160,398	1,090,164
Series 2020-EA, Class A, 1.69%, 05/15/2069(a)	1,952,752	1,800,480

The accompanying notes are an integral part of these financial statements.

27

Aristotle Short Duration Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Series 2020-FA, Class A, 1.22%, 07/15/2069(a)	$483,626	$449,424
Series 2020-GA, Class A, 1.17%, 09/16/2069(a)	467,661	432,827
Series 2020-HA, Class A, 1.31%, 01/15/2069(a)	5,258,434	4,974,792
Series 2021-1A, Class A1B, 5.99% (30 day avg SOFR US + 0.71%), 12/26/2069(a)	932,934	921,896
Series 2021-2A, Class A1B, 5.94% (30 day avg SOFR US + 0.66%), 02/25/2070(a)	1,899,318	1,870,671
Series 2021-A, Class A, 0.84%, 05/15/2069(a)	539,237	486,346
Series 2021-CA, Class A, 1.06%, 10/15/2069(a)	3,036,221	2,737,217
Series 2021-FA, Class A, 1.11%, 02/18/2070(a)	1,498,132	1,324,556
Series 2022-A, Class A, 2.23%, 07/15/2070(a)	1,976,392	1,792,852
Series 2022-BA, Class A, 4.16%, 10/15/2070(a)	6,078,759	5,983,526
Series 2024-A, Class A, 5.66%, 10/15/2072(a)	2,362,803	2,402,247
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062(a)	1,692,066	1,567,719
Santander Consumer USA Holdings, Inc.
Series 2021-4, Class C, 1.26%, 02/16/2027	742,850	740,739
Series 2022-3, Class B, 4.13%, 08/16/2027	1,660,308	1,656,187
Series 2023-3, Class A2, 6.08%, 08/17/2026	186,669	186,851
Series 2023-3, Class A3, 5.61%, 10/15/2027	2,600,000	2,611,094
Series 2024-1, Class A2, 5.71%, 02/16/2027	499,018	500,353
Series 2024-1, Class A3, 5.25%, 04/17/2028	1,500,000	1,511,737
Series 2024-4, Class A2, 5.41%, 07/15/2027	1,150,000	1,152,983
Santander Consumer USA, Inc.
Series 2022-5, Class B, 4.43%, 03/15/2027	2,323,437	2,319,994
Series 2022-6, Class A3, 4.49%, 11/16/2026	130,724	130,679
Series 2022-6, Class B, 4.72%, 06/15/2027	3,100,000	3,096,008
Series 2023-2, Class A3, 5.21%, 07/15/2027	5,258,224	5,259,967
SBNA Auto Receivables Trust 2024-A, Series 2024-A, Class B, 5.29%, 09/17/2029(a)	1,000,000	1,018,083

	Par	Value
SMB Private Education Loan Trust
Series 2016-A, Class A2A, 2.70%, 05/15/2031(a)	$101,174	$101,053
Series 2016-B, Class A2A, 2.43%, 02/17/2032(a)	332,978	330,860
Series 2016-C, Class A2A, 2.34%, 09/15/2034(a)	364,284	362,106
Series 2017-A, Class A2A, 2.88%, 09/15/2034(a)	422,398	416,458
Series 2018-A, Class A2A, 3.50%, 02/15/2036(a)	237,136	234,206
Series 2018-B, Class A2A, 3.60%, 01/15/2037(a)	685,999	678,447
Series 2018-C, Class A2A, 3.63%, 11/15/2035(a)	733,281	725,309
Series 2019-A, Class A2A, 3.44%, 07/15/2036(a)	543,157	535,198
Series 2020-B, Class A1A, 1.29%, 07/15/2053(a)	1,256,748	1,171,825
Series 2021-A, Class APT2, 1.07%, 01/15/2053(a)	1,735,948	1,548,744
United Airlines, Inc., Series 2016-1B, 3.65%, 01/07/2026	332,465	324,628
Verizon Master Trust
Series 2023-2, Class A, 4.89%, 04/13/2028	4,900,000	4,905,187
Series 2024-2, Class A, 4.83%, 12/22/2031(a)	2,750,000	2,809,139
Series 2024-5, Class A, 5.00%, 06/21/2032(a)	6,000,000	6,215,955
Series 2024-6, Class A1A, 4.17%, 08/20/2030	8,000,000	8,008,146
TOTAL ASSET-BACKED SECURITIES (Cost $145,054,648)		144,186,071
BANK LOANS - 15.2%
Consumer Discretionary - 4.3%
Allied Universal Holdco LLC, Senior Secured First Lien, 8.80% (1 mo. SOFR US + 3.75%), 05/15/2028	4,389,557	4,351,697
Carnival Corp., Senior Secured First Lien, 8.00% (1 mo. SOFR US + 2.75%), 10/18/2028	5,710,510	5,728,955
ClubCorp Holdings, Inc., Senior Secured First Lien, 10.13% (3 mo. SOFR US + 5.00%), 09/18/2026	1,917,194	1,922,505
Hilton Domestic Operating Co., Inc., Senior Secured First Lien, 6.70% (1 mo. SOFR US + 1.75%), 11/08/2030	4,000,000	4,003,660
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien, 7.46% (1 mo. SOFR US + 2.50%), 08/02/2028	3,906,626	3,888,734

The accompanying notes are an integral part of these financial statements.

28

Aristotle Short Duration Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Consumer Discretionary - (Continued)
Marriott Ownership Resorts, Inc., Senior Secured First Lien, 7.10% (1 mo. SOFR US + 2.25%), 04/01/2031	$4,987,500	$4,983,884
SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien, 7.35% (1 mo. SOFR US + 2.50%), 08/25/2028	6,335,645	6,330,355
United Airlines, Inc., Senior Secured First Lien, 8.03% (3 mo. SOFR US + 2.75%), 02/24/2031	5,970,000	5,988,656
		37,198,446
Energy - 0.2%
Buckeye Partners LP, Senior Secured First Lien, 6.60% (1 mo. SOFR US + 1.75%), 11/02/2026	2,157,832	2,160,529
Financials - 5.1%
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 6.96% (1 mo. SOFR US + 2.00%), 06/22/2028	8,944,243	8,973,223
Boost Newco Borrower LLC, Senior Secured First Lien, 7.10% (3 mo. SOFR US + 2.50%), 01/31/2031	5,000,000	5,008,325
CoreLogic, Inc., Senior Secured First Lien, 8.57% (1 mo. SOFR US + 3.50%), 06/02/2028	3,395,000	3,369,843
Deerfield Dakota Holding LLC, Senior Secured First Lien, 8.35% (3 mo. SOFR US + 3.75%), 04/09/2027	6,235,732	6,117,627
Delos Aircraft DAC, Senior Secured First Lien, 6.35% (3 mo. SOFR US + 1.75%), 10/29/2027	4,200,000	4,229,610
HUB International Ltd., Senior Secured First Lien, 8.26% (3 mo. SOFR US + 3.00%), 06/20/2030	8,439,519	8,436,733
SBA Senior Finance II LLC, Senior Secured First Lien, 6.85% (1 mo. SOFR US + 2.00%), 01/27/2031	8,668,405	8,680,584
		44,815,945
Health Care - 0.9%
Elanco Animal Health, Inc., Senior Secured First Lien, 7.15% (1 mo. SOFR US + 1.75%), 08/02/2027	3,289,602	3,285,737
Medline Borrower LP, Senior Secured First Lien, 7.60% (1 mo. SOFR US + 2.75%), 10/23/2028	4,520,056	4,526,995
		7,812,732
Industrials - 1.7%
Roper Industrial Products Investment Co., Senior Secured First Lien, 7.85% (3 mo. SOFR US + 3.25%), 11/23/2029	3,940,300	3,951,904

	Par	Value
SPX FLOW, Inc., Senior Secured First Lien, 8.35% (1 mo. SOFR US + 3.50%), 04/05/2029	$800,424	$802,345
TransDigm, Inc., Senior Secured First Lien, 7.10% (3 mo. SOFR US + 2.50%), 02/28/2031	9,890,206	9,862,810
		14,617,059
Materials - 0.9%
ProampacPG Borrower LLC, Senior Secured First Lien
9.12% (3 mo. SOFR US + 4.00%), 09/15/2028	1,837,669	1,842,722
9.30% (3 mo. SOFR US + 4.00%), 09/15/2028	2,798,727	2,806,424
Quikrete Holdings, Inc., Senior Secured First Lien, 7.35% (1 mo. SOFR US + 2.50%), 04/14/2031	2,977,227	2,981,618
		7,630,764
Technology - 2.1%
Applied Systems, Inc., Senior Secured First Lien, 7.60% (3 mo. SOFR US + 3.00%), 02/24/2031	1,920,717	1,924,443
Ellucian Holdings, Inc., Senior Secured First Lien, 8.55% (1 mo. SOFR US + 3.50%), 10/29/2029	1,177,503	1,181,825
Polaris Newco LLC, Senior Secured First Lien, 9.63% (3 mo. SOFR US + 4.00%), 06/05/2028	1,969,543	1,939,291
Tempo Acquisition LLC, Senior Secured First Lien, 7.10% (1 mo. SOFR US + 2.25%), 08/31/2028	2,195,776	2,199,366
UKG, Inc., Senior Secured First Lien, 8.55% (3 mo. SOFR US + 3.25%), 02/10/2031	11,463,728	11,478,057
		18,722,982
TOTAL BANK LOANS (Cost $132,381,870)		132,958,457
U.S. TREASURY SECURITIES - 12.4%
United States Treasury Note/Bond
2.50%, 03/31/2027	10,000,000	9,744,531
0.50%, 04/30/2027	15,000,000	13,870,898
4.50%, 05/15/2027	5,000,000	5,113,672
2.63%, 05/31/2027	11,000,000	10,733,594
4.13%, 10/31/2027	19,000,000	19,304,668
4.00%, 02/29/2028	10,000,000	10,138,086
1.25%, 03/31/2028	12,000,000	11,091,328
3.63%, 05/31/2028	13,000,000	13,022,852
4.63%, 09/30/2028	8,000,000	8,311,719
4.38%, 11/30/2028	7,000,000	7,215,605
TOTAL U.S. TREASURY SECURITIES (Cost $107,564,991)		108,546,953

The accompanying notes are an integral part of these financial statements.

29

Aristotle Short Duration Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - 8.0%
Aimco CDO, Series 2020-12A, Class AR, 6.46% (3 mo. Term SOFR + 1.17%), 01/17/2032(a)	$241,548	$241,830
Buttermilk Park CLO, Series 2018-1A, Class A1R, 6.38% (3 mo. Term SOFR + 1.08%), 10/15/2031(a)	4,052,045	4,060,151
Carlyle Group, Inc., Series 2014-3RA, Class A1A, 6.58% (3 mo. Term SOFR + 1.31%), 07/27/2031(a)	276,656	277,127
CarVal CLO, Series 2018-1A, Class AR, 6.52% (3 mo. Term SOFR + 1.23%), 07/16/2031(a)	4,976,977	4,982,401
CIFC Funding Ltd.
Series 2015-3A, Class AR, 6.41% (3 mo. Term SOFR + 1.13%), 04/19/2029(a)	469,302	470,007
Series 2018-1A, Class A, 6.54% (3 mo. Term SOFR + 1.26%), 04/18/2031(a)	340,322	340,339
Dryden Senior Loan Fund
Series 2013-30A, Class AR, 6.20% (3 mo. Term SOFR + 1.08%), 11/15/2028(a)	494,500	495,106
Series 2015-40A, Class AR2, 6.27% (3 mo. Term SOFR + 1.15%), 08/15/2031(a)	6,939,786	6,948,827
Series 2018-55A, Class A1, 6.58% (3 mo. Term SOFR + 1.28%), 04/15/2031(a)	2,029,321	2,029,748
Series 2018-58A, Class A1, 6.55% (3 mo. Term SOFR + 1.26%), 07/17/2031(a)	2,814,716	2,816,356
Series 2018-64A, Class A, 6.51% (3 mo. Term SOFR + 1.23%), 04/18/2031(a)	1,926,301	1,927,611
Flatiron CLO Ltd., Series 2018-1A, Class A, 6.50% (3 mo. Term SOFR + 1.21%), 04/17/2031(a)	2,724,687	2,727,304
Magnetite CLO Ltd.
Series 2015-12A, Class AR4, 6.45% (3 mo. Term SOFR + 1.15%), 10/15/2031(a)	2,509,855	2,512,618
Series 2015-15A, Class AR, 6.56% (3 mo. Term SOFR + 1.27%), 07/25/2031(a)	2,642,687	2,644,534
Series 2020-25A, Class A, 6.75% (3 mo. Term SOFR + 1.46%), 01/25/2032(a)	2,130,068	2,133,532
Series 2020-25A, Class B, 7.10% (3 mo. Term SOFR + 1.81%), 01/25/2032(a)	1,300,000	1,302,979
Series 2020-27A, Class BR, 7.09% (3 mo. Term SOFR + 1.81%), 10/20/2034(a)	2,000,000	2,005,433
Neuberger Berman CLO Ltd.
Series 2017-26A, Class AR, 6.46% (3 mo. Term SOFR + 1.18%), 10/18/2030(a)	4,428,273	4,428,494

	Par	Value
Series 2020-37A, Class AR, 6.51% (3 mo. Term SOFR + 1.23%), 07/20/2031(a)	$6,720,417	$6,725,356
Series 2022-49A, Class AR, 6.43% (3 mo. Term SOFR + 1.15%), 07/25/2035(a)	4,250,000	4,253,955
OCP CLO Ltd., Series 2017-13A, Class A1AR, 6.52% (3 mo. Term SOFR + 1.22%), 07/15/2030(a)	2,687,561	2,690,004
Palmer Square Loan Funding Ltd.
Series 2021-2A, Class A1, 6.19% (3 mo. Term SOFR + 1.06%), 05/20/2029(a)	684,843	684,994
Series 2021-3A, Class A2, 6.94% (3 mo. Term SOFR + 1.66%), 07/20/2029(a)	1,000,000	1,001,071
Series 2021-4A, Class A1, 6.36% (3 mo. Term SOFR + 1.06%), 10/15/2029(a)	2,198,283	2,199,817
Series 2021-4A, Class A2, 6.96% (3 mo. Term SOFR + 1.66%), 10/15/2029(a)	1,250,000	1,252,088
Series 2024-1A, Class A1, 6.16% (3 mo. Term SOFR + 1.05%), 10/15/2032(a)	5,000,000	5,005,648
TCI-Flatiron CLO Ltd., Series 2017-1A, Class AR, 6.32% (3 mo. Term SOFR + 1.22%), 11/18/2030(a)	709,889	710,054
TIAA CLO Ltd.
Series 2018-1A, Class A1AR, 6.42% (3 mo. Term SOFR + 1.14%), 01/20/2032(a)	1,575,587	1,577,121
Series 2018-1A, Class A2R, 7.03% (3 mo. Term SOFR + 1.75%), 01/20/2032(a)	2,000,000	2,004,896
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $70,364,427)		70,449,401
TOTAL INVESTMENTS - 98.5% (Cost $852,262,399)		$862,203,559
Other Assets in Excess of Liabilities - 1.5%		13,534,599
TOTAL NET ASSETS - 100.0%		$875,738,158

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
PLC - Public Limited Company
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $217,201,853 or 24.8% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

30

Aristotle Strategic Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS - 66.2%
Communications - 4.2%
AT&T, Inc.
4.35%, 03/01/2029	$5,500,000	$5,534,659
2.75%, 06/01/2031	6,000,000	5,426,528
2.25%, 02/01/2032	2,475,000	2,125,100
5.40%, 02/15/2034	8,000,000	8,397,415
CCO Holdings LLC / CCO Holdings Capital Corp.
6.38%, 09/01/2029(a)	2,500,000	2,504,713
7.38%, 03/01/2031(a)	5,000,000	5,122,495
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 03/15/2028	5,750,000	5,591,614
2.30%, 02/01/2032	5,000,000	4,029,128
Connect Finco SARL / Connect US Finco LLC, 9.00%, 09/15/2029(a)	14,200,000	13,759,588
Cox Communications, Inc., 5.45%, 09/01/2034(a)	11,700,000	11,852,902
DISH Network Corp., 11.75%, 11/15/2027(a)	18,350,000	19,273,835
Sable International Finance Ltd., 7.13%, 10/15/2032(a)	825,000	828,853
Sprint Capital Corp., 8.75%, 03/15/2032	6,000,000	7,449,033
T-Mobile USA, Inc.
2.05%, 02/15/2028	3,000,000	2,795,292
2.40%, 03/15/2029	2,000,000	1,842,835
3.38%, 04/15/2029	2,050,000	1,969,136
3.88%, 04/15/2030	10,000,000	9,727,315
3.50%, 04/15/2031	1,125,000	1,059,713
2.70%, 03/15/2032	5,700,000	5,029,199
Verizon Communications, Inc., 2.55%, 03/21/2031	12,719,000	11,361,258
Vmed O2 UK Financing I PLC, 4.75%, 07/15/2031(a)	5,450,000	4,856,672
Windstream Escrow LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031(a)	9,150,000	9,314,124
		139,851,407
Consumer Discretionary - 5.4%
Allied Universal Holdco LLC, 7.88%, 02/15/2031(a)	25,675,000	26,248,759
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(a)	5,125,000	5,120,734
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 07/31/2029(a)	9,675,000	9,086,218
Ford Motor Co., 6.10%, 08/19/2032	5,175,000	5,306,314
Ford Motor Credit Co. LLC
4.27%, 01/09/2027	5,500,000	5,405,142
4.13%, 08/17/2027	4,000,000	3,896,922
6.80%, 11/07/2028	6,000,000	6,337,131

	Par	Value
2.90%, 02/10/2029	$3,500,000	$3,178,865
7.35%, 03/06/2030	3,138,000	3,399,511
7.20%, 06/10/2030	5,000,000	5,389,567
4.00%, 11/13/2030	400,000	369,962
Garda World Security Corp.
4.63%, 02/15/2027(a)	14,000,000	13,758,333
8.25%, 08/01/2032(a)	10,530,000	10,787,311
General Motors Financial Co., Inc.
2.70%, 08/20/2027	6,500,000	6,190,311
5.55%, 07/15/2029	10,000,000	10,315,951
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
5.00%, 06/01/2029(a)	2,325,000	2,210,585
4.88%, 07/01/2031(a)	2,975,000	2,702,313
6.63%, 01/15/2032(a)	3,775,000	3,823,867
Hyatt Hotels Corp., 5.75%, 04/23/2030	5,450,000	5,708,905
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(a)	24,500,000	23,854,866
Marriott International, Inc./MD, 2.85%, 04/15/2031	9,000,000	8,106,749
Wand NewCo 3, Inc., 7.63%, 01/30/2032(a)	4,450,000	4,691,137
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
7.13%, 02/15/2031(a)	12,276,000	13,252,221
6.25%, 03/15/2033(a)	4,075,000	4,130,711
		183,272,385
Consumer Staples - 3.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 03/15/2029(a)	15,000,000	14,028,699
Fiesta Purchaser, Inc.
7.88%, 03/01/2031(a)	14,175,000	15,052,163
9.63%, 09/15/2032(a)	15,925,000	16,524,378
Haleon US Capital LLC, 3.38%, 03/24/2029	8,000,000	7,726,966
J M Smucker Co., 6.20%, 11/15/2033	13,000,000	14,384,609
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
5.13%, 02/01/2028	700,000	710,062
5.50%, 01/15/2030	3,750,000	3,800,790
5.75%, 04/01/2033	9,440,000	9,786,495
6.75%, 03/15/2034(a)	2,414,000	2,675,971
Kroger Co.
4.90%, 09/15/2031	5,000,000	5,034,014
5.00%, 09/15/2034	750,000	756,548
Pilgrim’s Pride Corp., 4.25%, 04/15/2031	8,000,000	7,610,110
US Foods, Inc., 5.75%, 04/15/2033(a)	2,000,000	2,007,147
		100,097,952

The accompanying notes are an integral part of these financial statements.

31

Aristotle Strategic Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Energy - 9.2%
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029(a)	$9,525,000	$9,657,966
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.38%, 06/15/2029(a)	11,950,000	11,834,588
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032(a)	18,200,000	18,676,767
Cheniere Energy Partners LP, 3.25%, 01/31/2032	10,925,000	9,778,165
Comstock Resources, Inc., 6.75%, 03/01/2029(a)	8,125,000	7,914,200
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031(a)	9,275,000	9,102,957
7.50%, 12/15/2033(a)	8,250,000	8,957,735
CrownRock LP / CrownRock Finance, Inc., 5.00%, 05/01/2029(a)	8,400,000	8,505,269
Enerflex Ltd., 9.00%, 10/15/2027(a)	17,358,000	17,967,379
Energy Transfer LP
4.00%, 10/01/2027	1,200,000	1,188,304
5.55%, 02/15/2028	450,000	465,473
3.75%, 05/15/2030	3,000,000	2,866,535
6.40%, 12/01/2030	2,000,000	2,180,112
5.75%, 02/15/2033	14,500,000	15,176,555
5.60%, 09/01/2034	12,000,000	12,476,040
7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054	11,675,000	11,947,635
Genesis Energy LP / Genesis Energy Finance Corp.
8.25%, 01/15/2029	750,000	777,330
8.88%, 04/15/2030	4,900,000	5,154,736
7.88%, 05/15/2032	1,450,000	1,477,464
MPLX LP
4.00%, 03/15/2028	3,000,000	2,959,347
4.80%, 02/15/2029	1,350,000	1,371,663
2.65%, 08/15/2030	2,225,000	2,003,186
4.95%, 09/01/2032	300,000	301,256
5.50%, 06/01/2034	8,750,000	8,993,574
Nabors Industries, Inc., 8.88%, 08/15/2031(a)	12,475,000	11,878,259
ONEOK, Inc., 4.75%, 10/15/2031	6,000,000	6,001,845
Sunoco LP
7.00%, 05/01/2029(a)	1,625,000	1,699,129
7.25%, 05/01/2032(a)	14,625,000	15,514,741
Targa Resources Corp.
6.13%, 03/15/2033	3,500,000	3,758,852
6.50%, 03/30/2034	4,750,000	5,251,726
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 01/15/2032	17,952,000	16,907,052

	Par	Value
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030(a)	$275,000	$288,453
4.13%, 08/15/2031(a)	4,400,000	4,094,286
3.88%, 11/01/2033(a)	3,560,000	3,195,648
Venture Global LNG, Inc.
8.13%, 06/01/2028(a)	10,075,000	10,510,134
9.50%, 02/01/2029(a)	7,500,000	8,453,473
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual(a)	14,300,000	14,505,833
7.00%, 01/15/2030(a)	2,300,000	2,351,433
9.88%, 02/01/2032(a)	28,575,000	31,770,166
		307,915,266
Financials - 24.0%
Acrisure LLC / Acrisure Finance, Inc., 7.50%, 11/06/2030(a)	23,675,000	24,384,540
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.95% to 03/10/2030 then 5 yr. CMT Rate + 2.72%, 03/10/2055	5,650,000	5,859,843
Air Lease Corp.
4.65% to 06/15/2026 then 5 yr. CMT Rate + 4.08%, Perpetual	2,750,000	2,687,541
3.13%, 12/01/2030	3,500,000	3,205,177
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.50%, 10/01/2031(a)	9,775,000	9,889,726
7.38%, 10/01/2032(a)	11,250,000	11,419,904
Aon North America, Inc., 5.30%, 03/01/2031	7,850,000	8,193,581
Avolon Holdings Funding Ltd.
3.25%, 02/15/2027(a)	3,200,000	3,087,839
2.75%, 02/21/2028(a)	6,500,000	6,076,938
5.75%, 11/15/2029(a)	7,000,000	7,227,322
Banco Mercantil del Norte SA/Grand Cayman
7.63% to 01/10/2028 then 10 yr. CMT Rate + 5.35%, Perpetual(a)	1,600,000	1,613,010
8.38% to 10/14/2030 then 10 yr. CMT Rate + 7.76%, Perpetual(a)	2,397,000	2,515,215
Bank of America Corp.
2.09% to 06/14/2028 then SOFR + 1.06%, 06/14/2029	2,300,000	2,124,645
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031	14,500,000	13,155,811
1.92% to 10/24/2030 then SOFR + 1.37%, 10/24/2031	1,000,000	861,927
2.65% to 03/11/2031 then SOFR + 1.22%, 03/11/2032	5,000,000	4,464,351
2.69% to 04/22/2031 then SOFR + 1.32%, 04/22/2032	1,450,000	1,293,716
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033	6,000,000	5,375,911

The accompanying notes are an integral part of these financial statements.

32

Aristotle Strategic Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	$4,000,000	$4,160,140
5.87% to 09/15/2033 then SOFR + 1.84%, 09/15/2034	11,000,000	11,872,601
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	6,750,000	5,697,855
Barclays PLC
9.63% to 06/15/2030 then USISSO05 + 5.78%, Perpetual	2,000,000	2,256,828
5.69% to 03/12/2029 then SOFR + 1.74%, 03/12/2030	7,550,000	7,855,404
BBVA Bancomer SA/Texas, 8.13% to 01/08/2034 then 5 yr. CMT Rate + 4.21%, 01/08/2039(a)	10,000,000	10,606,880
Boost Newco Borrower LLC, 7.50%, 01/15/2031(a)	12,230,000	13,133,516
Citigroup, Inc.
4.45%, 09/29/2027	5,500,000	5,508,570
3.67% to 07/24/2027 then 3 mo. Term SOFR + 1.65%, 07/24/2028	4,000,000	3,929,568
4.08% to 04/23/2028 then 3 mo. Term SOFR + 1.45%, 04/23/2029	3,000,000	2,971,178
3.98% to 03/20/2029 then 3 mo. Term SOFR + 1.60%, 03/20/2030	12,000,000	11,755,584
2.67% to 01/29/2030 then SOFR + 1.15%, 01/29/2031	1,000,000	911,320
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032	450,000	395,743
2.52% to 11/03/2031 then SOFR + 1.18%, 11/03/2032	4,500,000	3,907,040
6.17% to 05/25/2033 then SOFR + 2.66%, 05/25/2034	14,250,000	15,210,500
5.83% to 02/13/2034 then SOFR + 2.06%, 02/13/2035	1,000,000	1,044,723
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039	8,000,000	7,980,472
Credit Agricole SA, 6.70% to 09/23/2034 then USISSO05 + 3.60%, Perpetual(a)	5,650,000	5,654,466
Extra Space Storage LP
2.40%, 10/15/2031	7,000,000	6,025,550
5.40%, 02/01/2034	2,100,000	2,170,288
Fiserv, Inc.
4.75%, 03/15/2030	2,900,000	2,957,586
5.60%, 03/02/2033	7,500,000	7,947,870
5.63%, 08/21/2033	7,000,000	7,417,736
5.15%, 08/12/2034	5,450,000	5,591,429
Global Payments, Inc.
4.45%, 06/01/2028	7,000,000	6,975,967
3.20%, 08/15/2029	6,345,000	5,946,455

	Par	Value
GLP Capital LP / GLP Financing II, Inc.
5.30%, 01/15/2029	$16,000,000	$16,285,243
4.00%, 01/15/2031	7,925,000	7,435,447
5.63%, 09/15/2034	9,100,000	9,300,573
Goldman Sachs Group, Inc.
7.50% to 05/10/2029 then 5 yr. CMT Rate + 2.81%, Perpetual	5,000,000	5,312,350
2.60%, 02/07/2030	8,000,000	7,347,062
5.73% to 04/25/2029 then SOFR + 1.27%, 04/25/2030	5,600,000	5,886,573
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032	10,050,000	8,884,289
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032	14,000,000	12,147,688
2.65% to 10/21/2031 then SOFR + 1.26%, 10/21/2032	9,000,000	7,909,618
6.75%, 10/01/2037	10,000,000	11,520,036
Host Hotels & Resorts LP
3.38%, 12/15/2029	10,800,000	10,062,431
3.50%, 09/15/2030	1,500,000	1,391,900
2.90%, 12/15/2031	10,379,000	9,138,352
HSBC Holdings PLC
4.04% to 03/13/2027 then 3 mo. Term SOFR + 1.81%, 03/13/2028	4,300,000	4,256,283
2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029	4,500,000	4,127,092
JPMorgan Chase & Co.
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028	2,300,000	2,231,020
4.01% to 04/23/2028 then 3 mo. Term SOFR + 1.38%, 04/23/2029	2,000,000	1,979,025
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029	6,000,000	5,552,762
6.88% to 06/01/2029 then 5 yr. CMT Rate + 2.74%, Perpetual	450,000	483,656
5.58% to 04/22/2029 then SOFR + 1.16%, 04/22/2030	7,500,000	7,873,603
2.52% to 04/22/2030 then SOFR + 2.04%, 04/22/2031	1,950,000	1,772,020
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032	550,000	490,753
2.96% to 01/25/2032 then SOFR + 1.26%, 01/25/2033	6,950,000	6,256,791
4.59% to 04/26/2032 then SOFR + 1.80%, 04/26/2033	7,500,000	7,503,966
5.72% to 09/14/2032 then SOFR + 2.58%, 09/14/2033	11,950,000	12,675,173
5.35% to 06/01/2033 then SOFR + 1.85%, 06/01/2034	13,000,000	13,610,942
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	1,900,000	2,113,905
Lloyds Banking Group PLC, 6.75% to 09/27/2031 then 5 yr. CMT Rate + 3.15%, Perpetual	1,100,000	1,102,445

The accompanying notes are an integral part of these financial statements.

33

Aristotle Strategic Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
MassMutual Global Funding II, 4.85%, 01/17/2029(a)	$10,000,000	$10,292,395
Morgan Stanley
3.59%, 07/22/2028(b)	11,000,000	10,779,973
4.43% to 01/23/2029 then 3 mo. Term SOFR + 1.89%, 01/23/2030	16,000,000	16,038,665
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	11,500,000	10,275,640
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034	5,500,000	5,682,485
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	14,550,000	12,179,264
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037	550,000	554,332
5.94% to 02/07/2034 then 5 yr. CMT Rate + 1.80%, 02/07/2039	6,550,000	6,879,659
Morgan Stanley Bank NA, 5.50% to 05/26/2027 then SOFR + 0.87%, 05/26/2028	2,100,000	2,166,539
Nasdaq, Inc., 5.55%, 02/15/2034	13,150,000	13,877,807
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(a)	18,825,000	19,760,490
Penske Truck Leasing Co. Lp / PTL Finance Corp.
3.35%, 11/01/2029(a)	3,675,000	3,483,807
6.20%, 06/15/2030(a)	5,000,000	5,400,733
PNC Financial Services Group, Inc.
5.58% to 06/12/2028 then SOFR + 1.84%, 06/12/2029	6,500,000	6,767,432
6.25% to 03/15/2030 then H157 yr. CMT Rate + 2.81%, Perpetual	7,250,000	7,380,442
6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	11,000,000	12,599,927
5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	7,500,000	7,954,335
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032(a)	13,075,000	13,660,917
State Street Corp.
6.70% to 09/15/2029 then 5 yr. CMT Rate + 2.63%, Perpetual	2,500,000	2,594,505
5.16% to 05/18/2033 then SOFR + 1.89%, 05/18/2034	15,900,000	16,544,732
Sumitomo Mitsui Financial Group, Inc., 5.42%, 07/09/2031	10,000,000	10,500,778
UBS Group AG
6.85% to 03/10/2030 then USISSO05 + 3.63%, Perpetual(a)	2,500,000	2,536,018
5.43% to 02/08/2029 then 1 yr. CMT Rate + 1.52%, 02/08/2030(a)	12,500,000	12,926,202

	Par	Value
5.62% to 09/13/2029 then 1 yr. SOFR Swap Rate USD + 1.34%, 09/13/2030(a)	$700,000	$731,602
7.75% to 04/12/2031 then USISSO05 + 4.16%, Perpetual(a)	15,350,000	16,450,656
US Bancorp
4.65% to 02/01/2028 then SOFR + 1.23%, 02/01/2029	12,000,000	12,118,910
4.84% to 02/01/2033 then SOFR + 1.60%, 02/01/2034	13,000,000	12,995,888
5.84% to 06/10/2033 then SOFR + 2.26%, 06/12/2034	8,000,000	8,545,110
5.68% to 01/23/2034 then SOFR + 1.86%, 01/23/2035	900,000	954,379
VICI Properties LP
4.75%, 02/15/2028	3,450,000	3,466,118
5.13%, 05/15/2032	8,000,000	8,039,392
VICI Properties LP/VICI Note Co., Inc.
4.63%, 12/01/2029(a)	10,300,000	10,112,960
4.13%, 08/15/2030(a)	9,000,000	8,553,973
Wells Fargo & Co.
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028	5,985,000	5,872,909
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028	4,600,000	4,750,685
2.39% to 06/02/2027 then SOFR + 2.10%, 06/02/2028	4,500,000	4,279,640
2.88% to 10/30/2029 then 3 mo. Term SOFR + 1.43%, 10/30/2030	4,000,000	3,711,645
4.90% to 07/25/2032 then SOFR + 2.10%, 07/25/2033	7,000,000	7,082,592
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	12,050,000	12,504,141
5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	6,150,000	6,454,983
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034	8,000,000	8,942,867
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035	2,500,000	2,621,678
		807,000,469
Health Care - 2.1%
HCA, Inc.
3.50%, 09/01/2030	10,000,000	9,426,677
3.63%, 03/15/2032	16,000,000	14,800,173
5.50%, 06/01/2033	5,000,000	5,193,889
Humana, Inc., 5.95%, 03/15/2034	7,500,000	8,030,763
Medline Borrower LP, 3.88%, 04/01/2029(a)	8,000,000	7,580,916
UnitedHealth Group, Inc., 4.95%, 01/15/2032	7,000,000	7,241,966
Universal Health Services, Inc., 5.05%, 10/15/2034	19,000,000	18,658,174
		70,932,558

The accompanying notes are an integral part of these financial statements.

34

Aristotle Strategic Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - 5.5%
Boeing Co.
3.63%, 02/01/2031	$3,500,000	$3,207,487
6.39%, 05/01/2031(a)	10,000,000	10,637,316
3.60%, 05/01/2034	15,975,000	13,622,726
Chart Industries, Inc.
7.50%, 01/01/2030(a)	5,000,000	5,275,880
9.50%, 01/01/2031(a)	12,000,000	13,090,404
Flowserve Corp.
3.50%, 10/01/2030	8,233,000	7,669,013
2.80%, 01/15/2032	14,819,000	12,843,816
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029(a)	18,825,000	19,667,626
nVent Finance Sarl
2.75%, 11/15/2031	3,600,000	3,138,467
5.65%, 05/15/2033	4,650,000	4,841,094
OT Merger Corp., 7.88%, 10/15/2029(a)	16,902,000	7,056,839
Regal Rexnord Corp.
6.05%, 04/15/2028	3,000,000	3,120,766
6.40%, 04/15/2033	13,375,000	14,314,115
SPX FLOW, Inc., 8.75%, 04/01/2030(a)	14,350,000	15,067,758
TK Elevator US Newco, Inc., 5.25%, 07/15/2027(a)	17,750,000	17,572,443
TransDigm, Inc.
4.63%, 01/15/2029	4,675,000	4,518,600
6.38%, 03/01/2029(a)	5,075,000	5,242,323
4.88%, 05/01/2029	9,475,000	9,234,040
6.00%, 01/15/2033(a)	6,525,000	6,622,319
Weir Group PLC, 2.20%, 05/13/2026(a)	9,850,000	9,480,894
		186,223,926
Materials - 3.0%
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/2030(a)	2,150,000	2,185,363
LABL, Inc.
5.88%, 11/01/2028(a)	7,475,000	7,014,700
9.50%, 11/01/2028(a)	275,000	284,496
8.25%, 11/01/2029(a)	1,975,000	1,786,001
8.63%, 10/01/2031(a)	15,450,000	15,349,075
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027(a)	5,000,000	5,172,138
9.25%, 04/15/2027(a)	16,700,000	17,139,360
Northern Star Resources Ltd., 6.13%, 04/11/2033(a)	7,970,000	8,402,381
Sealed Air Corp., 6.88%, 07/15/2033(a)	4,000,000	4,363,592
Sealed Air Corp./Sealed Air Corp. US, 7.25%, 02/15/2031(a)	6,000,000	6,357,828
Sonoco Products Co.
4.60%, 09/01/2029	3,500,000	3,484,062
5.00%, 09/01/2034	15,000,000	14,799,556

	Par	Value
South32 Treasury Ltd., 4.35%, 04/14/2032(a)	$9,500,000	$9,022,262
Standard Industries, Inc./NY, 4.38%, 07/15/2030(a)	7,500,000	7,104,245
		102,465,059
Technology - 4.1%
Amentum Escrow Corp., 7.25%, 08/01/2032(a)	7,800,000	8,147,474
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028(a)	12,500,000	12,132,492
Broadcom, Inc.
4.35%, 02/15/2030	2,500,000	2,495,808
4.15%, 11/15/2030	14,589,000	14,412,143
5.15%, 11/15/2031	10,050,000	10,433,763
Entegris, Inc., 4.75%, 04/15/2029(a)	18,875,000	18,617,360
EquipmentShare.com, Inc., 9.00%, 05/15/2028(a)	3,350,000	3,502,502
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	10,650,000	10,548,048
NXP BV / NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	5,000,000	4,383,138
5.00%, 01/15/2033	15,000,000	15,184,165
Open Text Corp., 3.88%, 12/01/2029(a)	2,500,000	2,326,365
Open Text Holdings, Inc., 4.13%, 12/01/2031(a)	5,450,000	5,013,286
Oracle Corp.
2.30%, 03/25/2028	4,000,000	3,757,698
4.65%, 05/06/2030	3,000,000	3,060,658
4.30%, 07/08/2034	5,000,000	4,841,024
4.70%, 09/27/2034	15,000,000	14,966,731
Roper Technologies, Inc.
4.75%, 02/15/2032	2,150,000	2,176,085
4.90%, 10/15/2034	2,500,000	2,518,488
		138,517,228
Utilities - 5.7%
Ameren Corp., 5.00%, 01/15/2029	9,900,000	10,140,402
American Electric Power Co., Inc., 5.20%, 01/15/2029	8,300,000	8,568,206
Duke Energy Corp., 5.45%, 06/15/2034	12,650,000	13,209,756
Georgia Power Co., 5.25%, 03/15/2034	8,750,000	9,177,062
KeySpan Gas East Corp., 5.99%, 03/06/2033(a)	8,000,000	8,392,707
National Grid PLC, 5.42%, 01/11/2034	7,000,000	7,290,548
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/2028	4,000,000	4,089,438
5.00%, 02/28/2030	5,000,000	5,173,137
5.25%, 03/15/2034	3,000,000	3,117,029
NextEra Energy Operating Partners LP, 7.25%, 01/15/2029(a)	23,625,000	24,928,611

The accompanying notes are an integral part of these financial statements.

35

Aristotle Strategic Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
Pacific Gas and Electric Co., 5.80%, 05/15/2034	$14,500,000	$15,330,495
PacifiCorp, 5.10%, 02/15/2029	7,000,000	7,235,259
Sempra
3.80%, 02/01/2038	12,000,000	10,472,433
6.40% to 10/01/2034 then 5 yr. CMT Rate + 2.63%, 10/01/2054	1,100,000	1,104,820
Southern California Edison Co., 5.95%, 11/01/2032	8,000,000	8,711,055
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	5,100,000	5,486,120
Vistra Corp., 7.00% to 12/15/2026 then 5 yr. CMT Rate + 5.74%, Perpetual(a)	5,000,000	5,108,270
Vistra Operations Co. LLC
4.30%, 07/15/2029(a)	13,000,000	12,749,305
7.75%, 10/15/2031(a)	1,825,000	1,966,197
6.88%, 04/15/2032(a)	9,625,000	10,132,699
6.95%, 10/15/2033(a)	17,900,000	20,194,887
		192,578,436
TOTAL CORPORATE BONDS (Cost $2,181,158,448)		2,228,854,686
BANK LOANS - 26.0%
Consumer Discretionary - 5.3%
Allied Universal Holdco LLC, Senior Secured First Lien, 8.80% (1 mo. SOFR US + 3.75%), 05/15/2028	14,674,359	14,547,793
Caesars Entertainment, Inc., Senior Secured First Lien, 7.60% (1 mo. SOFR US + 2.75%), 02/06/2031	31,591,250	31,638,163
Carnival Corp., Senior Secured First Lien, 8.00% (1 mo. SOFR US + 2.75%), 10/18/2028	6,067,000	6,086,596
Chariot Buyer LLC, Senior Secured First Lien
8.30% (1 mo. SOFR US + 3.25%), 11/03/2028	3,447,450	3,433,229
8.35% (1 mo. SOFR US + 3.50%), 11/03/2028	12,935,000	12,919,995
ClubCorp Holdings, Inc., Senior Secured First Lien, 10.13% (3 mo. SOFR US + 5.00%), 09/18/2026	2,172,820	2,178,839
Fertitta Entertainment LLC/NV, Senior Secured First Lien, 8.85% (1 mo. SOFR US + 3.75%), 01/29/2029	7,836,882	7,824,108
Grant Thornton LLP/Chicago, Senior Secured First Lien, 8.10% (1 mo. SOFR US + 3.25%), 05/30/2031	15,000,000	15,038,625
LBM Acquisition LLC, Senior Secured First Lien, 9.20% (1 mo. SOFR US + 3.75%), 12/20/2027	4,906,106	4,883,416

	Par	Value
Madison Safety & Flow LLC, Senior Secured First Lien, 8.36% (1 mo. Term SOFR + 3.25%), 09/26/2031	$10,000,000	$10,009,400
MajorDrive Holdings IV LLC, Senior Secured First Lien, 8.98% (3 mo. SOFR US + 4.00%), 06/01/2028	6,997,411	7,023,651
Mavis Tire Express Services Topco Corp., Senior Secured First Lien, 8.35% (1 mo. SOFR US + 3.50%), 05/04/2028	7,741,598	7,746,862
PetSmart LLC, Senior Secured First Lien, 8.80% (1 mo. SOFR US + 3.75%), 02/14/2028	6,154,822	6,111,400
Tamko Building Products LLC, Senior Secured First Lien, 8.17% (1 mo. SOFR US + 3.25%), 09/20/2030	9,405,000	9,440,269
Wand NewCo 3, Inc., Senior Secured First Lien
7.85% (3 mo. SOFR US + 3.25%), 01/30/2031	11,105,516	11,105,516
8.10% (1 mo. SOFR US + 3.25%), 01/30/2031	19,081,359	19,081,359
Whatabrands LLC, Senior Secured First Lien, 7.60% (1 mo. SOFR US + 2.75%), 08/03/2028	9,950,000	9,946,667
		179,015,888
Consumer Staples - 0.2%
Fiesta Purchaser, Inc., Senior Secured First Lien
8.86% (1 mo. SOFR US + 4.00%), 02/12/2031	2,745,902	2,751,050
8.86% (1 mo. SOFR US + 4.00%), 02/12/2031	2,241,598	2,245,802
		4,996,852
Energy - 0.2%
Traverse Midstream Partners LLC, Senior Secured First Lien, 8.85% (3 mo. SOFR US + 3.50%), 02/16/2028	6,640,081	6,664,981
Financials - 4.7%
Acrisure LLC, Senior Secured First Lien
7.96% (1 mo. SOFR US + 3.00%), 02/16/2027	4,345,377	4,340,858
8.21% (1 mo. SOFR US + 3.25%), 11/06/2030	13,916,315	13,807,628
AssuredPartners, Inc., Senior Secured First Lien, 8.35% (1 mo. SOFR US + 3.50%), 02/14/2031	33,332,500	33,338,333
Boost Newco Borrower LLC, Senior Secured First Lien, 7.10% (3 mo. SOFR US + 2.50%), 01/31/2031	13,750,000	13,772,894

The accompanying notes are an integral part of these financial statements.

36

Aristotle Strategic Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Financials - (Continued)
BroadStreet Partners, Inc., Senior Secured First Lien
8.10% (1 mo. SOFR US + 3.25%), 06/16/2031	$22,621,875	$22,557,742
8.10% (1 mo. SOFR US + 3.25%), 06/16/2031	2,315,625	2,309,060
CoreLogic, Inc., Senior Secured First Lien, 8.57% (1 mo. SOFR US + 3.50%), 06/02/2028	6,720,891	6,671,089
Delos Aircraft DAC, Senior Secured First Lien, 6.35% (3 mo. SOFR US + 1.75%), 10/29/2027	13,975,000	14,073,524
HUB International Ltd., Senior Secured First Lien, 8.26% (3 mo. SOFR US + 3.00%), 06/20/2030	39,061,069	39,048,178
TIH Insurance Holdings LLC, Senior Secured First Lien, 7.85% (3 mo. SOFR US + 3.25%), 05/06/2031	8,750,000	8,750,919
		158,670,225
Health Care - 1.4%
Bausch + Lomb Corp., Senior Secured First Lien, 8.85% (1 mo. SOFR US + 4.00%), 09/29/2028	6,930,000	6,934,366
Medline Borrower LP, Senior Secured First Lien, 7.60% (1 mo. SOFR US + 2.75%), 10/23/2028	30,930,203	30,977,681
Pathway Vet Alliance LLC, Senior Secured First Lien, 8.82% (1 mo. SOFR US + 3.75%), 03/31/2027	9,868,203	8,357,135
		46,269,182
Industrials - 7.1%
BCPE Empire Holdings, Inc., Senior Secured First Lien, 8.85% (1 mo. SOFR US + 4.00%), 12/26/2028	13,183,750	13,204,383
Crosby US Acquisition Corp., Senior Secured First Lien, 9.25% (1 mo. SOFR US + 4.00%), 08/16/2029	17,934,937	17,990,984
Dynasty Acquisition Co., Inc., Senior Secured First Lien, 8.35% (1 mo. SOFR US + 3.50%), 08/24/2028	20,076,599	20,114,845
Engineered Machinery Holdings, Inc., Senior Secured First Lien, 8.88% (3 mo. SOFR US + 3.75%), 05/22/2028	10,657,186	10,705,303
Filtration Group Corp., Senior Secured First Lien, 8.57% (1 mo. SOFR US + 3.50%), 10/20/2028	16,745,685	16,770,050
Madison IAQ LLC, Senior Secured First Lien, 8.00% (6 mo. SOFR US + 2.75%), 06/21/2028	7,760,000	7,762,988
Pro Mach Group, Inc., Senior Secured First Lien, 8.35% (1 mo. SOFR US + 3.50%), 08/31/2028	14,375,229	14,439,127

	Par	Value
Roper Industrial Products Investment Co., Senior Secured First Lien, 7.85% (3 mo. SOFR US + 3.25%), 11/23/2029	$3,201,493	$3,210,922
SPX FLOW, Inc., Senior Secured First Lien, 8.35% (1 mo. SOFR US + 3.50%), 04/05/2029	5,602,969	5,616,416
Standard Aero Ltd., Senior Secured First Lien, 8.35% (1 mo. SOFR US + 3.50%), 08/24/2028	7,741,082	7,755,829
STS Operating, Inc., Senior Secured First Lien, 8.95% (1 mo. SOFR US + 4.00%), 03/25/2031	24,184,995	24,056,572
Titan Acquisition Ltd./Canada, Senior Secured First Lien, 10.33% (3 mo. SOFR US + 5.00%), 02/15/2029	34,912,500	34,786,466
TK Elevator US Newco, Inc., Senior Secured First Lien
8.59% (6 mo. SOFR US + 3.50%), 04/30/2030	11,409,151	11,444,804
8.59% (6 mo. SOFR US + 3.50%), 04/30/2030	6,553,710	6,574,190
TransDigm, Inc., Senior Secured First Lien
7.35% (3 mo. SOFR US + 2.75%), 03/22/2030	15,602,475	15,617,765
7.10% (3 mo. SOFR US + 2.50%), 02/28/2031	27,342,668	27,266,929
		237,317,573
Materials - 2.0%
Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien, 8.12% (1 mo. SOFR US + 3.18%), 04/13/2029	4,904,523	4,884,904
Graham Packaging Co., Inc., Senior Secured First Lien, 7.35% (1 mo. SOFR US + 2.50%), 08/04/2027	8,369,400	8,370,781
LABL, Inc., Senior Secured First Lien, 10.05% (1 mo. SOFR US + 5.00%), 10/30/2028	9,506,250	9,310,659
Pactiv Evergreen Group Holdings, Inc., Senior Secured First Lien
7.35% (1 mo. SOFR US + 2.50%), 09/24/2028	3,636,355	3,639,755
7.35% (1 mo. SOFR US + 2.50%), 09/24/2028	929,291	930,159
7.35% (1 mo. SOFR US + 2.50%), 09/24/2028	737,187	737,877
Pregis TopCo LLC, Senior Secured First Lien
8.85% (1 mo. SOFR US + 4.00%), 07/31/2026	14,667,429	14,715,831
9.07% (1 mo. SOFR US + 4.00%), 07/31/2026	3,395,000	3,406,322

The accompanying notes are an integral part of these financial statements.

37

Aristotle Strategic Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Materials - (Continued)
Proampac PG Borrower LLC, Senior Secured First Lien
9.12% (3 mo. SOFR US + 4.00%), 09/15/2028	$6,796,035	$6,814,724
9.30% (3 mo. SOFR US + 4.00%), 09/15/2028	10,350,206	10,378,669
Quikrete Holdings, Inc., Senior Secured First Lien, 7.10% (1 mo. SOFR US + 2.25%), 03/19/2029	4,975,000	4,981,766
		68,171,447
Technology - 5.1%
Applied Systems, Inc., Senior Secured First Lien, 7.60% (3 mo. SOFR US + 3.00%), 02/24/2031	31,469,798	31,530,849
Central Parent LLC, Senior Secured First Lien, 7.85% (3 mo. SOFR US + 3.25%), 07/06/2029	29,000,000	28,734,215
Dun & Bradstreet Corp., Senior Secured First Lien, 7.61% (1 mo. SOFR US + 2.75%), 01/18/2029	14,351,431	14,355,450
Ellucian Holdings, Inc., Senior Secured First Lien, 8.55% (1 mo. SOFR US + 3.50%), 10/29/2029	9,927,759	9,964,194
Epicor Software Corp., Senior Secured First Lien
8.10% (1 mo. SOFR US + 3.25%), 05/30/2031	24,667,439	24,714,924
8.57% (3 mo. Term SOFR + 3.25%), 05/30/2031	787,561	789,077
Peraton Corp., Senior Secured First Lien, 8.80% (1 mo. SOFR US + 3.75%), 02/01/2028	7,554,760	7,286,414
Polaris Newco LLC, Senior Secured First Lien, 9.63% (3 mo. SOFR US + 4.00%), 06/05/2028	11,729,432	11,549,268
UKG, Inc., Senior Secured First Lien, 8.55% (3 mo. SOFR US + 3.25%), 02/10/2031	44,069,440	44,124,527
		173,048,918
TOTAL BANK LOANS (Cost $875,586,585)		874,155,066
COLLATERALIZED LOAN OBLIGATIONS - 5.0%
Aimco CDO
Series 2019-10A, Class BRR, 7.03% (3 mo. Term SOFR + 1.75%), 07/22/2037(a)	8,000,000	8,012,270
Series 2020-12A, Class DR, 8.19% (3 mo. Term SOFR + 2.90%), 01/17/2032(a)	1,000,000	1,004,169
Barrow Hanley Ltd., Series 2024-3A, Class D, 9.47% (3 mo. Term SOFR + 4.15%), 04/20/2037(a)	4,000,000	4,056,098

	Par	Value
Boyce Park Clo Ltd., Series 2022-1A, Class D, 8.38% (3 mo. Term SOFR + 3.10%), 04/21/2035(a)	$2,500,000	$2,502,784
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 8.89% (3 mo. Term SOFR + 3.60%), 04/19/2037(a)	8,000,000	8,118,083
CarVal CLO
Series 2018-1A, Class BR, 7.14% (3 mo. Term SOFR + 1.85%), 07/16/2031(a)	9,650,000	9,678,632
Series 2018-1A, Class D, 8.44% (3 mo. Term SOFR + 3.15%), 07/16/2031 (a)	1,755,000	1,757,869
Series 2019-1A, Class DR, 8.74% (3 mo. Term SOFR + 3.46%), 04/20/2032(a)	2,750,000	2,759,364
Series 2019-2A, Class DR, 8.49% (3 mo. Term SOFR + 3.21%), 07/20/2032(a)	3,560,000	3,572,529
Cayuga Park CLO, Series 2020-1A, Class DR, 8.65% (3 mo. Term SOFR + 3.36%), 07/17/2034(a)	1,750,000	1,756,350
CIFC Funding Ltd.
Series 2019-1A, Class DR, 8.64% (3 mo. Term SOFR + 3.36%), 04/20/2032(a)	1,275,000	1,275,064
Series 2022-4A, Class B, 7.29% (3 mo. Term SOFR + 2.00%), 07/16/2035 (a)	7,500,000	7,548,132
Dryden Senior Loan Fund
Series 2018-55A, Class C, 7.46% (3 mo. Term SOFR + 2.16%), 04/15/2031(a)	250,000	250,612
Series 2018-58A, Class B, 7.05% (3 mo. Term SOFR + 1.76%), 07/17/2031(a)	1,500,000	1,502,812
Series 2018-58A, Class C, 7.35% (3 mo. Term SOFR + 2.06%), 07/17/2031(a)	1,500,000	1,507,010
Series 2018-64A, Class B, 6.94% (3 mo. Term SOFR + 1.66%), 04/18/2031(a)	2,600,000	2,604,895
Elmwood CLO, Series 2021-5A, Class D, 8.59% (3 mo. Term SOFR + 3.31%), 01/20/2035(a)	2,000,000	2,007,712
Flatiron CLO Ltd.
Series 2019-1A, Class DR, 8.36% (3 mo. Term SOFR + 3.26%), 11/16/2034(a)	1,000,000	1,007,878
Series 2021-2A, Class B, 7.16% (3 mo. Term SOFR + 1.86%), 10/15/2034 (a)	7,000,000	7,030,644
Madison Park Funding Ltd.
Series 2018-28A, Class B, 7.16% (3 mo. Term SOFR + 1.86%), 07/15/2030(a)	2,000,000	2,005,055

The accompanying notes are an integral part of these financial statements.

38

Aristotle Strategic Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Series 2018-28A, Class C, 7.41% (3 mo. Term SOFR + 2.11%), 07/15/2030(a)	$1,000,000	$1,002,941
Series 2018-29A, Class BR, 7.08% (3 mo. Term SOFR + 1.80%), 10/18/2030(a)	12,000,000	12,030,164
Series 2019-35A, Class DR, 8.54% (3 mo. Term SOFR + 3.26%), 04/20/2032(a)	2,000,000	2,015,781
Magnetite CLO Ltd.
Series 2015-15A, Class DR, 8.30% (3 mo. Term SOFR + 3.01%), 07/25/2031(a)	9,320,000	9,388,069
Series 2016-17A, Class DR2, 8.78% (3 mo. Term SOFR + 3.50%), 04/20/2037(a)	8,000,000	8,175,574
Series 2019-24A, Class DR, 8.35% (3 mo. Term SOFR + 3.05%), 04/15/2035(a)	2,600,000	2,601,908
Series 2020-26A, Class BR, 7.15% (3 mo. Term SOFR + 1.86%), 07/25/2034(a)	5,000,000	5,017,177
Series 2020-27A, Class DR, 8.39% (3 mo. Term SOFR + 3.11%), 10/20/2034(a)	1,400,000	1,402,556
Series 2021-30A, Class B, 7.15% (3 mo. Term SOFR + 1.86%), 10/25/2034(a)	6,550,000	6,573,744
Neuberger Berman CLO Ltd.
Series 2014-18A, Class CR2, 8.54% (3 mo. Term SOFR + 3.26%), 10/21/2030(a)	3,000,000	3,021,406
Series 2017-26A, Class D, 8.19% (3 mo. Term SOFR + 2.91%), 10/18/2030(a)	1,500,000	1,500,075
Series 2019-35A, Class D, 9.24% (3 mo. Term SOFR + 3.96%), 01/19/2033(a)	1,750,000	1,776,828
Series 2020-38A, Class BR, 7.19% (3 mo. Term SOFR + 1.91%), 10/20/2035(a)	5,000,000	5,019,690
Series 2021-42A, Class D, 8.35% (3 mo. Term SOFR + 3.06%), 07/16/2035(a)	2,250,000	2,251,867
Oak Hill Credit Partners, Series 2015-12A, Class D1R2, 8.78% (3 mo. Term SOFR + 3.50%), 04/23/2037(a)	1,500,000	1,520,545
OCP CLO Ltd., Series 2019-16A, Class DR, 8.72% (3 mo. Term SOFR + 3.41%), 04/10/2033(a)	1,000,000	1,003,300
OHA Credit Funding, Series 2018-1A, Class D1R, 8.88% (3 mo. Term SOFR + 3.60%), 04/20/2037(a)	8,000,000	8,184,263

	Par	Value
OHA Loan Funding Ltd., Series 2013-1A, Class D1R3, 8.62% (3 mo. Term SOFR + 3.30%), 04/23/2037(a)	$5,000,000	$5,060,055
Palmer Square CLO Ltd.
Series 2013-2A, Class CR3, 8.25% (3 mo. Term SOFR + 2.96%), 10/17/2031(a)	1,255,000	1,264,962
Series 2014-1A, Class CR2, 8.20% (3 mo. Term SOFR + 2.91%), 01/17/2031(a)	1,875,000	1,882,735
Rad CLO
Series 2020-9A, Class D, 9.56% (3 mo. Term SOFR + 4.26%), 01/15/2034 (a)	2,000,000	2,014,488
Series 2021-12A, Class B, 7.17% (3 mo. Term SOFR + 1.91%), 10/30/2034(a)	4,000,000	4,013,600
RR Ltd./Cayman Islands, Series 2019-7A, Class C1B, 8.40% (3 mo. Term SOFR + 3.10%), 01/15/2037(a)	2,000,000	2,002,265
Symphony CLO Ltd., Series 2022-37A, Class DR, 10.18% (3 mo. Term SOFR + 4.90%), 01/20/2037(a)	6,750,000	7,006,236
TICP CLO Ltd.
Series 2018-12A, Class DR, 8.86% (3 mo. Term SOFR + 3.56%), 07/15/2034(a)	1,100,000	1,107,437
Series 2019-13A, Class DR, 8.71% (3 mo. Term SOFR + 3.41%), 04/15/2034(a)	1,000,000	1,004,524
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $165,063,667)		167,800,152
U.S. TREASURY SECURITIES - 1.0%
United States Treasury Note/Bond
3.75%, 12/31/2028	13,500,000	13,593,076
4.25%, 02/28/2029	10,000,000	10,279,687
0.63%, 05/15/2030	12,500,000	10,617,432
TOTAL U.S. TREASURY SECURITIES (Cost $33,873,381)		34,490,195
ASSET-BACKED SECURITIES - 0.3%
American Airlines Group, Inc.
Series 2016-1, 4.10%, 01/15/2028	929,010	882,150
Series A, 3.50%, 02/15/2032	1,473,917	1,332,406
Series A, 2.88%, 07/11/2034	3,368,359	2,933,193
Series AA, 3.15%, 02/15/2032	2,229,772	2,041,066

The accompanying notes are an integral part of these financial statements.

39

Aristotle Strategic Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
United Airlines, Inc.
5.80%, 01/15/2036	$782,126	$822,385
Series 2019-1, 4.15%, 08/25/2031	2,042,126	1,962,353
TOTAL ASSET-BACKED SECURITIES (Cost $10,282,480)		9,973,553
TOTAL INVESTMENTS - 98.5% (Cost $3,265,964,561)		$3,315,273,652
Other Assets in Excess of Liabilities - 1.5%		52,169,211
TOTAL NET ASSETS - 100.0%		$3,367,442,863

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate
USISSO05 - 5 Year US Dollar SOFR Swap Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $1,136,354,586 or 33.7% of the Fund’s net assets.

(b)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2024.

The accompanying notes are an integral part of these financial statements.

40

Aristotle Ultra Short Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS - 55.3%
Communications - 0.7%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025 (a)	$232,750	$232,179
Consumer Discretionary - 3.7%
British Airways 2019-1 Class A Pass Through Trust, Series PTT, 3.35%, 06/15/2029(a)	132,948	124,715
Darden Restaurants, Inc., 4.35%, 10/15/2027	100,000	99,979
DR Horton, Inc., 2.50%, 10/15/2024	200,000	199,695
Ford Motor Credit Co. LLC, 4.69%, 06/09/2025	200,000	199,354
Las Vegas Sands Corp.
2.90%, 06/25/2025	500,000	491,610
5.90%, 06/01/2027	150,000	154,074
		1,269,427
Consumer Staples - 2.9%
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 2.50%, 01/15/2027	500,000	478,794
Kroger Co., 4.60%, 08/15/2027	200,000	201,756
Suntory Holdings Ltd., 2.25%, 10/16/2024(a)	300,000	299,610
		980,160
Energy - 3.4%
MPLX LP, 4.88%, 12/01/2024	300,000	299,684
ONEOK, Inc., 4.25%, 09/24/2027	250,000	250,286
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025	98,000	98,096
TransCanada PipeLines Ltd., 6.20%, 03/09/2026	500,000	500,493
		1,148,559
Financials - 29.9%(b)
Air Lease Corp., 2.30%, 02/01/2025	200,000	198,038
Avolon Holdings Funding Ltd., 2.88%, 02/15/2025(a)	200,000	197,932
Bank of America Corp.
4.00%, 01/22/2025	500,000	498,525
3.38% to 04/02/2025 then SOFR + 1.33%, 04/02/2026	1,400,000	1,389,020
Citigroup, Inc.
3.29% to 03/17/2025 then SOFR + 1.53%, 03/17/2026	250,000	247,980
6.40% (SOFR + 1.53%), 03/17/2026	150,000	150,707
Cooperatieve Rabobank UA/NY, 5.65% (SOFR + 0.38%), 01/10/2025	250,000	250,051
Goldman Sachs Group, Inc.
0.86% to 02/12/2025 then SOFR + 0.61%, 02/12/2026	1,100,000	1,082,522

	Par	Value
5.80% to 08/10/2025 then SOFR + 1.08%, 08/10/2026	$250,000	$252,260
HSBC Holdings PLC, 4.18% to 12/09/2024 then SOFR + 1.51%, 12/09/2025	200,000	199,509
JPMorgan Chase & Co.
5.55% to 12/15/2024 then SOFR + 1.07%, 12/15/2025	800,000	800,514
5.94% (SOFR + 0.92%), 02/24/2026	500,000	501,058
4.08% to 04/26/2025 then SOFR + 1.32%, 04/26/2026	550,000	547,352
Kite Realty Group Trust, 4.00%, 03/15/2025	450,000	447,623
LeasePlan Corp. NV, 2.88%, 10/24/2024(a)	200,000	199,677
Morgan Stanley
2.63% to 02/18/2025 then SOFR + 0.94%, 02/18/2026	850,000	842,051
4.68% to 07/17/2025 then SOFR + 1.67%, 07/17/2026	200,000	199,767
Penske Truck Leasing Co. Lp / PTL Finance Corp.
2.70%, 11/01/2024(a)	350,000	349,198
3.95%, 03/10/2025(a)	100,000	99,496
Reliance Standard Life Global Funding II
2.50%, 10/30/2024(a)	315,000	314,304
2.75%, 05/07/2025(a)	200,000	197,262
Svenska Handelsbanken AB, 5.86% (SOFR + 0.91%), 06/10/2025(a)	250,000	250,969
UBS Group AG, 3.75%, 03/26/2025	250,000	248,728
Ventas Realty LP, 2.65%, 01/15/2025	150,000	148,813
VICI Properties LP, 4.38%, 05/15/2025	500,000	497,670
		10,111,026
Industrials - 4.9%
Allegion US Holding Co., Inc., 3.20%, 10/01/2024	500,000	500,000
Boeing Co., 6.26%, 05/01/2027(a)	150,000	154,968
Lennox International, Inc., 1.35%, 08/01/2025	300,000	291,464
Regal Rexnord Corp., 6.05%, 02/15/2026	400,000	406,341
Weir Group PLC, 2.20%, 05/13/2026(a)	300,000	288,758
		1,641,531
Materials - 1.8%
Amcor Flexibles North America, Inc., 4.00%, 05/17/2025	300,000	298,312
Sonoco Products Co., 4.45%, 09/01/2026	310,000	310,218
		608,530

The accompanying notes are an integral part of these financial statements.

41

Aristotle Ultra Short Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Technology - 5.5%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028(a)	$300,000	$291,180
Broadcom, Inc., 4.15%, 02/15/2028	100,000	99,919
Concentrix Corp., 6.65%, 08/02/2026	150,000	154,186
Hewlett Packard Enterprise Co., 4.45%, 09/25/2026	350,000	350,887
Infor, Inc., 1.75%, 07/15/2025(a)	700,000	679,855
Jabil, Inc., 1.70%, 04/15/2026	200,000	191,640
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	100,000	95,097
		1,862,764
Utilities - 2.5%
American Electric Power Co., Inc., 1.00%, 11/01/2025	300,000	288,779
DTE Energy Co.
2.53%, 10/01/2024(c)	200,000	200,000
4.22%, 11/01/2024(c)	150,000	149,871
Tri-State Generation and Transmission Association, Inc., 3.70%, 11/01/2024	200,000	199,347
		837,997
TOTAL CORPORATE BONDS (Cost $18,561,666)		18,692,173
COLLATERALIZED LOAN OBLIGATIONS - 20.7%
Blackstone, Inc.
Series 2018-1A, Class A1, 6.59% (3 mo. Term SOFR + 1.29%), 04/15/2031(a)	134,603	134,805
Series 2018-1A, Class A2, 6.57% (3 mo. Term SOFR + 1.27%), 04/15/2031(a)	134,603	134,803
Buttermilk Park CLO, Series 2018-1A, Class A1R, 6.38% (3 mo. Term SOFR + 1.08%), 10/15/2031(a)	352,352	353,057
CIFC Funding Ltd.
Series 2015-3A, Class AR, 6.41% (3 mo. Term SOFR + 1.13%), 04/19/2029(a)	109,504	109,668
Series 2018-3A, Class A, 6.64% (3 mo. Term SOFR + 1.36%), 07/18/2031(a)	208,512	208,781
Flatiron CLO Ltd., Series 2018-1A, Class A, 6.50% (3 mo. Term SOFR + 1.21%), 04/17/2031(a)	451,257	451,690
Magnetite CLO Ltd.
Series 2015-12A, Class AR4, 6.45% (3 mo. Term SOFR + 1.15%), 10/15/2031(a)	1,533,800	1,535,489
Series 2020-25A, Class A, 6.75% (3 mo. Term SOFR + 1.46%), 01/25/2032(a)	766,825	768,071

	Par	Value
Series 2020-27A, Class BR, 7.09% (3 mo. Term SOFR + 1.81%), 10/20/2034(a)	$250,000	$250,679
Neuberger Berman CLO Ltd.
Series 2017-26A, Class AR, 6.46% (3 mo. Term SOFR + 1.18%), 10/18/2030(a)	359,049	359,067
Series 2019-35A, Class ANR, 6.58% (3 mo. Term SOFR + 1.30%), 01/19/2033(a)	258,000	258,341
Series 2020-37A, Class AR, 6.51% (3 mo. Term SOFR + 1.23%), 07/20/2031(a)	274,116	274,318
OCP CLO Ltd., Series 2017-13A, Class A1AR, 6.52% (3 mo. Term SOFR + 1.22%), 07/15/2030(a)	191,969	192,143
Palmer Square Loan Funding Ltd.
Series 2021-2A, Class A1, 6.19% (3 mo. Term SOFR + 1.06%), 05/20/2029(a)	20,142	20,147
Series 2021-3A, Class A1, 6.34% (3 mo. Term SOFR + 1.06%), 07/20/2029(a)	46,068	46,100
Series 2021-4A, Class A1, 6.36% (3 mo. Term SOFR + 1.06%), 10/15/2029(a)	78,510	78,565
Series 2022-1A, Class A1, 6.35% (3 mo. Term SOFR + 1.05%), 04/15/2030(a)	208,544	208,591
TCI-Flatiron CLO Ltd.
Series 2017-1A, Class AR, 6.32% (3 mo. Term SOFR + 1.22%), 11/18/2030(a)	1,448,476	1,448,812
Series 2018-1A, Class ANR, 6.59% (3 mo. Term SOFR + 1.32%), 01/29/2032(a)	171,418	171,908
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $6,986,021)		7,005,035
ASSET-BACKED SECURITIES - 14.5%
Ally Auto Receivables Trust, Series 2022-2, Class A3, 4.76%, 05/17/2027	112,724	112,584
American Airlines Group, Inc.
3.60%, 09/22/2027	627,179	607,188
3.20%, 06/15/2028	619,400	589,378
Series 2013-1, 3.95%, 11/15/2025	209,012	206,278
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class A2A, 5.84%, 10/19/2026	38,307	38,363
Series 2024-1, Class A2A, 5.75%, 02/18/2028	250,000	251,261
Bank of America Auto Trust, Series 2023-2A, Class A2, 5.85%, 08/17/2026(a)	345,560	346,790

The accompanying notes are an integral part of these financial statements.

42

Aristotle Ultra Short Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Ford Credit Auto Owner Trust
Series 2023-C, Class A2A, 5.68%, 09/15/2026	$209,934	$210,591
Series 2024-A, Class A2A, 5.32%, 01/15/2027	250,000	251,002
Hilton Grand Vacations, Inc., Series 2020-AA, Class A, 2.74%, 02/25/2039(a)	24,260	23,536
Navient Student Loan Trust
Series 2019-FA, Class A2, 2.60%, 08/15/2068(a)	190,024	181,773
Series 2020-2A, Class A1A, 1.32%, 08/26/2069(a)	68,133	62,016
Series 2020-EA, Class A, 1.69%, 05/15/2069(a)	64,025	59,032
Series 2020-FA, Class A, 1.22%, 07/15/2069(a)	96,725	89,885
Series 2020-HA, Class A, 1.31%, 01/15/2069(a)	54,379	51,446
Series 2021-1A, Class A1B, 5.99% (30 day avg SOFR US + 0.71%), 12/26/2069(a)	75,643	74,748
Series 2021-A, Class A, 0.84%, 05/15/2069(a)	63,440	57,217
Series 2021-CA, Class A, 1.06%, 10/15/2069(a)	116,563	105,084
Santander Consumer USA Holdings, Inc.
Series 2023-3, Class A2, 6.08%, 08/17/2026	17,500	17,517
Series 2024-2, Class A2, 5.80%, 09/15/2027	313,530	314,620
Series 2024-3, Class A2, 5.91%, 06/15/2027	492,843	495,070
Series 2024-4, Class A2, 5.41%, 07/15/2027	150,000	150,389
SMB Private Education Loan Trust
Series 2016-A, Class A2A, 2.70%, 05/15/2031(a)	4,028	4,023
Series 2016-B, Class A2A, 2.43%, 02/17/2032(a)	6,867	6,823
Series 2016-C, Class A2A, 2.34%, 09/15/2034(a)	20,043	19,924
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX, 3.34%, 08/25/2047(a)	92,188	90,943
United Airlines, Inc., Series A, 4.00%, 10/29/2024	477,862	476,863
TOTAL ASSET-BACKED SECURITIES (Cost $4,891,509)		4,894,344

	Par	Value
BANK LOANS - 7.4%
Consumer Discretionary - 2.9%
Hilton Domestic Operating Co., Inc., Senior Secured First Lien, 6.70% (1 mo. SOFR US + 1.75%), 11/08/2030	$250,000	$250,229
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien, 7.46% (1 mo. SOFR US + 2.50%), 08/02/2028	494,911	492,644
SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien, 7.35% (1 mo. SOFR US + 2.50%), 08/25/2028	243,153	242,950
		985,823
Financials - 3.3%
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 6.96% (1 mo. SOFR US + 2.00%), 06/22/2028	137,604	138,050
Delos Aircraft DAC, Senior Secured First Lien, 6.35% (3 mo. SOFR US + 1.75%), 10/29/2027	470,000	473,314
SBA Senior Finance II LLC, Senior Secured First Lien, 6.85% (1 mo. SOFR US + 2.00%), 01/27/2031	494,566	495,261
		1,106,625
Health Care - 0.5%
Elanco Animal Health, Inc., Senior Secured First Lien, 7.15% (1 mo. SOFR US + 1.75%), 08/02/2027	174,628	174,422
Materials - 0.7%
Asplundh Tree Expert LLC, Senior Secured First Lien, 6.80% (1 mo. SOFR US + 1.75%), 09/07/2027	238,125	238,605
TOTAL BANK LOANS (Cost $2,491,818)		2,505,475
U.S. TREASURY SECURITIES - 1.0%
United States Treasury Note/Bond, 4.38%, 07/31/2026	325,000	328,948
TOTAL U.S. TREASURY SECURITIES (Cost $326,537)		328,948
TOTAL INVESTMENTS - 98.9% (Cost $33,257,551)		$33,425,975
Other Assets in Excess of Liabilities - 1.1%		358,298
TOTAL NET ASSETS - 100.0%		$33,784,273

The accompanying notes are an integral part of these financial statements.

43

Aristotle Ultra Short Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
AB - Aktiebolag
NV - Naamloze Vennootschap
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $11,858,378 or 35.1% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Step coupon bond. The rate disclosed is as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

44

ARISTOTLE CORE EQUITY FUND
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Communication Services - 10.1%
Alphabet, Inc. - Class A	$113,376	$18,803,409
Meta Platforms, Inc. - Class A	35,815	20,501,939
Netflix, Inc.(a)	7,412	5,257,109
		44,562,457
Consumer Discretionary - 11.5%
Amazon.com, Inc.(a)	104,649	19,499,248
Expedia Group, Inc.(a)	29,232	4,326,921
General Motors Co.	107,624	4,825,860
Home Depot, Inc.	22,505	9,119,026
Marriott International Inc. - Class A	26,094	6,486,968
O'Reilly Automotive, Inc.(a)	5,465	6,293,494
		50,551,517
Consumer Staples - 4.4%
Costco Wholesale Corp.	12,767	11,318,201
Darling Ingredients, Inc.(a)	217,539	8,083,749
		19,401,950
Energy - 2.2%
Antero Resources Corp.(a)	160,246	4,591,048
Halliburton Co.	176,982	5,141,327
		9,732,375
Financials - 12.3%
Ameriprise Financial, Inc.	18,863	8,862,026
Bank of America Corp.	195,105	7,741,766
Chubb Ltd.	28,330	8,170,089
Intercontinental Exchange, Inc.	54,587	8,768,856
JPMorgan Chase & Co.	59,078	12,457,187
Visa, Inc. - Class A	29,558	8,126,972
		54,126,896
Health Care - 12.3%
Adaptive Biotechnologies Corp.(a)	431,253	2,208,015
Becton Dickinson & Co.	21,622	5,213,064
Bio-Techne Corp.	86,507	6,914,505
Boston Scientific Corp.(a)	59,042	4,947,720
Cigna Group	21,280	7,372,243
Eli Lilly & Co.	7,646	6,773,897
Guardant Health, Inc.(a)	118,725	2,723,552
Thermo Fisher Scientific, Inc.	10,604	6,559,316
Vertex Pharmaceuticals, Inc.(a)	12,913	6,005,578
Zoetis, Inc.	28,133	5,496,626
		54,214,516
Industrials - 8.7%
AMETEK, Inc.	52,802	9,066,631
Chart Industries, Inc.(a)	26,978	3,349,049
Honeywell International, Inc.	26,076	5,390,170
Norfolk Southern Corp.	31,145	7,739,533

	Shares	Value
Spirit AeroSystems Holdings, Inc. - Class A(a)	$80,245	$2,608,765
Trane Technologies PLC	25,392	9,870,632
		38,024,780
Information Technology - 31.2%(b)
Amphenol Corp. - Class A	58,392	3,804,823
Apple, Inc.	112,656	26,248,848
Applied Materials, Inc.	20,271	4,095,756
Broadcom, Inc.	84,036	14,496,210
Microchip Technology, Inc.	34,281	2,752,421
Microsoft Corp.	83,875	36,091,412
NVIDIA Corp.	249,857	30,342,634
Oracle Corp.	34,427	5,866,361
ServiceNow, Inc.(a)	10,081	9,016,346
Synopsys, Inc.(a)	8,350	4,228,356
		136,943,167
Materials - 1.7%
Avery Dennison Corp.	33,127	7,313,117
Utilities - 2.9%
American Water Works Co., Inc.	33,459	4,893,044
NextEra Energy, Inc.	94,010	7,946,665
		12,839,709
TOTAL COMMON STOCKS (Cost $286,176,913)		427,710,484
REAL ESTATE INVESTMENT TRUSTS - 1.5%
Alexandria Real Estate Equities, Inc.	25,976	3,084,650
Prologis, Inc.	28,746	3,630,045
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,235,180)		6,714,695
TOTAL INVESTMENTS - 98.8% (Cost $292,412,093)		$434,425,179
Other Assets in Excess of Liabilities - 1.2%		5,130,979
TOTAL NET ASSETS - 100.0%		$439,556,158

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

45

Aristotle Growth Equity Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Communication Services - 12.6%
Alphabet, Inc. - Class A	121,338	$20,123,907
Meta Platforms, Inc. - Class A	21,205	12,138,590
Netflix, Inc.(a)	5,526	3,919,426
Take-Two Interactive Software, Inc.(a)	19,343	2,973,213
		39,155,136
Consumer Discretionary - 14.5%
Amazon.com, Inc.(a)	117,435	21,881,664
Expedia Group, Inc.(a)	41,052	6,076,517
Home Depot, Inc.	20,675	8,377,510
O’Reilly Automotive, Inc.(a)	4,709	5,422,884
Tesla, Inc.(a)	12,961	3,390,986
		45,149,561
Consumer Staples - 3.5%
Costco Wholesale Corp.	8,392	7,439,676
Darling Ingredients, Inc.(a)	92,176	3,425,260
		10,864,936
Financials - 4.9%
S&P Global, Inc.	6,919	3,574,494
Visa, Inc. - Class A	42,043	11,559,723
		15,134,217
Health Care - 8.1%
Adaptive Biotechnologies Corp.(a)	398,717	2,041,431
Bio-Techne Corp.	78,605	6,282,898
Dexcom, Inc.(a)	37,898	2,540,682
Eli Lilly & Co.	1,951	1,728,469
Guardant Health, Inc.(a)	90,819	2,083,388
UnitedHealth Group, Inc.	11,340	6,630,271
Vertex Pharmaceuticals, Inc.(a)	8,669	4,031,778
		25,338,917
Industrials - 6.3%
AMETEK, Inc.	25,902	4,447,632
Chart Industries, Inc.(a)	15,187	1,885,314
Honeywell International, Inc.	8,932	1,846,334
Norfolk Southern Corp.	14,609	3,630,337
Quanta Services, Inc.	13,953	4,160,087
Uber Technologies, Inc.(a)	46,724	3,511,776
		19,481,480
Information Technology - 47.7%(b)
Adobe, Inc.(a)	10,598	5,487,432
Analog Devices, Inc.	20,134	4,634,243
Apple, Inc.	142,957	33,308,981
Broadcom, Inc.	33,155	5,719,238
Datadog, Inc. - Class A(a)	27,265	3,137,111
KLA Corp.	7,667	5,937,401
Microsoft Corp.	86,686	37,300,986
NVIDIA Corp.	302,448	36,729,285

	Shares	Value
ServiceNow, Inc.(a)	10,454	$9,349,953
Synopsys, Inc.(a)	13,366	6,768,409
		148,373,039
Materials - 1.0%
Linde PLC	6,239	2,975,129
TOTAL COMMON STOCKS (Cost $212,395,453)		306,472,415

REAL ESTATE INVESTMENT TRUSTS - 0.9%
Alexandria Real Estate Equities, Inc.	10,887	1,292,831
Prologis, Inc.	12,243	1,546,046
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,789,196)		2,838,877
TOTAL INVESTMENTS - 99.5% (Cost $215,184,649)		$309,311,292
Other Assets in Excess of Liabilities - 0.5%		1,668,172
TOTAL NET ASSETS - 100.0%		$310,979,464

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, tnc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

46

Aristotle International Equity Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Austria - 2.4%
Erste Group Bank AG	301,600	$16,534,536
Canada - 8.4%
Brookfield Corp.	468,100	24,861,269
Cameco Corp.	490,800	23,446,773
Magna International, Inc.	245,100	10,054,455
		58,362,497
France - 12.9%
Amundi SA(a)	170,300	12,710,653
Cie Generale des Etablissements Michelin SCA	456,400	18,523,230
LVMH Moet Hennessy Louis Vuitton SE	23,600	18,087,160
Safran SA	101,100	23,757,122
TotalEnergies SE	253,600	16,514,276
		89,592,441
Germany - 8.4%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(b)	37,777	20,786,076
Nemetschek SE	218,600	22,630,155
Symrise AG	108,800	15,029,866
		58,446,097
Hong Kong - 1.7%
AIA Group Ltd.	1,309,300	11,730,705
Ireland - 6.1%
Accenture PLC - Class A	64,800	22,905,504
Experian PLC	374,300	19,671,555
		42,577,059
Japan - 18.0%
Daikin Industries Ltd.	99,200	13,855,905
FANUC Corp.	369,400	10,769,080
Kubota Corp.	611,300	8,638,374
MonotaRO Co. Ltd.	1,405,800	23,450,378
NIDEC CORP	296,000	6,190,823
Otsuka Holdings Co. Ltd.	270,300	15,201,495
Pan Pacific International Holdings Corp.	892,100	22,934,837
Sony Group Corp.	1,239,000	23,943,799
		124,984,691
Netherlands - 3.5%
Akzo Nobel NV	155,200	10,935,782
Heineken NV	148,200	13,138,140
		24,073,922
Peru - 2.8%
Credicorp Ltd.	107,000	19,363,790

	Shares	Value
Singapore - 3.0%
DBS Group Holdings Ltd.	710,650	$21,038,889
South Korea - 2.0%
Samsung Electronics Co. Ltd.	256,300	12,053,567
Samsung Electronics Co. Ltd. - GDR(b)	1,700	1,987,300
		14,040,867
Sweden - 2.2%
Assa Abloy AB - Class B	458,000	15,405,190
Switzerland - 8.4%
Alcon, Inc.	213,200	21,240,650
DSM-Firmenich AG	108,400	14,920,309
Roche Holding AG	70,300	22,476,730
		58,637,689
United Kingdom - 18.3%
Ashtead Group PLC	330,500	25,566,172
Coca-Cola Europacific Partners PLC	263,200	20,727,000
Diageo PLC	572,016	19,906,649
GSK PLC	663,600	13,454,409
Haleon PLC	4,045,200	21,248,968
Rentokil Initial PLC	2,215,700	10,794,565
Unilever PLC	239,200	15,502,003
		127,199,766
TOTAL COMMON STOCKS (Cost $540,678,416)		681,988,139
TOTAL INVESTMENTS - 98.1% (Cost $540,678,416)		681,988,139
Other Assets in Excess of Liabilities - 1.9%		13,119,230
TOTAL NET ASSETS - 100.0%		$695,107,369

Percentages are stated as a percent of net assets.
AB - Aktiebolag
AG - Aktiengesellschaft
GDR - Global Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SCA - Société en commandite par actions
SE - Societes Europae
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $12,710,653 or 1.8% of the Fund’s net assets.

(b)	Security considered restricted. The total market value of these securities was $22,773,376 which represented 3.3% of net assets as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

47

Aristotle International Equity Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)
Sector Classification as of September 30, 2024
(% of Net Assets)

Industrials	$158,099,164	22.7%
Financials	127,025,918	18.3
Consumer Discretionary	93,543,481	13.5
Consumer Staples	90,522,760	13.0
Health Care	72,373,284	10.4
Information Technology	59,576,526	8.6
Materials	40,885,957	5.9
Energy	39,961,049	5.7
Other Assets in Excess of Liabilities	13,119,230	1.9
	695,107,369	100.0%

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

48

Aristotle Small Cap Equity Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.4%
Communication Services - 1.6%
TKO Group Holdings, Inc.(a)	26,959	$3,335,098
Consumer Discretionary - 5.3%
1-800-Flowers.com, Inc. - Class A(a)	141,346	1,120,874
Carter’s, Inc.	35,708	2,320,306
Designer Brands, Inc. - Class A	124,405	918,109
KB Home	35,142	3,011,318
Monro, Inc.	46,802	1,350,706
Sonos, Inc.(a)	109,870	1,350,302
Wolverine World Wide, Inc.	79,584	1,386,353
		11,457,968
Consumer Staples - 3.0%
Chefs’ Warehouse, Inc.(a)	29,774	1,250,806
Herbalife Ltd.(a)	78,872	567,090
J & J Snack Foods Corp.	12,453	2,143,410
Nu Skin Enterprises, Inc. - Class A	56,125	413,641
TreeHouse Foods, Inc.(a)	47,790	2,006,224
		6,381,171
Energy - 6.0%
Ardmore Shipping Corp.	220,332	3,988,009
International Seaways, Inc.	36,065	1,859,512
Northern Oil & Gas, Inc.	55,466	1,964,051
Oceaneering International, Inc.(a)	125,930	3,131,879
Patterson-UTI Energy, Inc.	188,841	1,444,634
Ring Energy, Inc.(a)	273,297	437,275
		12,825,360
Financials - 13.8%
Baldwin Insurance Group, Inc. - Class A(a)	89,010	4,432,698
BankUnited, Inc.	45,349	1,652,517
Banner Corp.	25,144	1,497,577
Berkshire Hills Bancorp, Inc.	29,338	790,072
Byline Bancorp, Inc.	108,596	2,907,115
Customers Bancorp, Inc.(a)	36,615	1,700,767
eHealth, Inc.(a)	47,836	195,171
Euronet Worldwide, Inc.(a)	25,566	2,536,914
First Interstate BancSystem, Inc. - Class A	36,351	1,115,249
Flushing Financial Corp.	69,097	1,007,434
National Bank Holdings Corp. - Class A	77,635	3,268,433
Pacific Premier Bancorp, Inc.	53,749	1,352,325
Texas Capital Bancshares, Inc.(a)	15,900	1,136,214
United Community Banks, Inc. of Georgia	54,157	1,574,886
Veritex Holdings, Inc.	72,948	1,919,991
Voya Financial, Inc.	32,717	2,591,841
		29,679,204

	Shares	Value
Health Care - 14.0%
Acadia Healthcare Co., Inc.(a)	59,497	$3,772,705
Avid Bioservices, Inc.(a)	70,746	805,089
Charles River Laboratories International, Inc.(a)	10,104	1,990,185
Chemed Corp.	6,160	3,701,975
Cross Country Healthcare, Inc.(a)	83,015	1,115,722
Haemonetics Corp.(a)	24,978	2,007,732
HealthEquity, Inc.(a)	38,483	3,149,834
Merit Medical Systems, Inc.(a)	52,364	5,175,134
ModivCare, Inc.(a)	42,657	609,142
Pediatrix Medical Group, Inc.(a)	52,134	604,233
Prestige Consumer Healthcare, Inc.(a)	47,075	3,394,107
QuidelOrtho Corp.(a)	26,275	1,198,140
Supernus Pharmaceuticals, Inc.(a)	82,545	2,573,753
		30,097,751
Industrials - 23.3%
AerCap Holdings NV	52,654	4,987,387
Albany International Corp. - Class A	32,554	2,892,423
AZEK Co., Inc.(a)	73,454	3,437,647
Barnes Group, Inc.	66,655	2,693,528
Casella Waste Systems, Inc. - Class A(a)	26,706	2,656,980
Chart Industries, Inc.(a)	17,556	2,179,402
Columbus McKinnon Corp./NY	51,248	1,844,928
Dycom Industries, Inc.(a)	25,048	4,936,961
FTI Consulting, Inc.(a)	6,801	1,547,635
GXO Logistics, Inc.(a)	27,302	1,421,615
Huron Consulting Group, Inc.(a)	45,648	4,961,938
KBR, Inc.	46,569	3,033,039
Liquidity Services, Inc.(a)	73,799	1,682,617
Matthews International Corp. - Class A	63,643	1,476,518
Mercury Systems, Inc.(a)	52,302	1,935,174
Titan Machinery, Inc.(a)	39,947	556,462
Viad Corp.(a)	68,619	2,458,619
Wabash National Corp.	35,650	684,123
Westinghouse Air Brake Technologies Corp.	15,366	2,793,078
WillScot Holdings Corp.(a)	49,708	1,869,021
		50,049,095
Information Technology - 19.7%
ACI Worldwide, Inc.(a)	88,883	4,524,145
Advanced Energy Industries, Inc.	32,554	3,425,983
ASGN, Inc.(a)	35,142	3,276,289
Aspen Technology, Inc.(a)	8,853	2,114,274
Belden, Inc.	32,256	3,778,145
Benchmark Electronics, Inc.	47,856	2,120,978
Box, Inc. - Class A(a)	92,930	3,041,599
Infinera Corp.(a)	194,251	1,311,194
Insight Enterprises, Inc.(a)	8,942	1,926,017
Itron, Inc.(a)	46,006	4,913,901
Knowles Corp.(a)	158,379	2,855,573
Littelfuse, Inc.	4,945	1,311,661

The accompanying notes are an integral part of these financial statements.

49

Aristotle Small Cap Equity Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
MACOM Technology Solutions Holdings, Inc.(a)	38,386	$4,270,826
Novanta, Inc.(a)	14,799	2,647,837
Rogers Corp.(a)	8,272	934,819
		42,453,241
Materials - 3.7%
Alamos Gold, Inc. - Class A	126,882	2,530,027
Silgan Holdings, Inc.	49,307	2,588,617
Summit Materials, Inc. - Class A(a)	74,555	2,909,882
		8,028,526
Utilities - 2.0%
ALLETE, Inc.	16,757	1,075,632
Unitil Corp.	54,722	3,315,059
		4,390,691
TOTAL COMMON STOCKS (Cost $151,802,369)		198,698,105
REAL ESTATE INVESTMENT TRUSTS - 4.9%
Armada Hoffler Properties, Inc.	136,731	1,480,797
Community Healthcare Trust, Inc.	69,614	1,263,494
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	96,724	3,334,076
JBG SMITH Properties	38,106	666,093
Safehold, Inc.	32,337	848,199
STAG Industrial, Inc.	76,162	2,977,173
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $11,732,603)		10,569,832
EXCHANGE TRADED FUNDS - 1.1%
iShares Russell 2000 ETF	5,512	1,217,546
iShares Russell 2000 Value ETF	7,319	1,220,955
TOTAL EXCHANGE TRADED FUNDS (Cost $1,663,102)		2,438,501
TOTAL INVESTMENTS - 98.4% (Cost $165,198,074)		$211,706,438
Other Assets in Excess of Liabilities - 1.6%		3,441,532
TOTAL NET ASSETS - 100.0%		$215,147,970

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

50

Aristotle Small/Mid Cap Equity Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.4%
Communication Services - 1.4%
TKO Group Holdings, Inc.(a)	5,128	$634,385
Consumer Discretionary - 6.1%
1-800-Flowers.com, Inc. - Class A(a)	22,614	179,329
Carter’s, Inc.	6,450	419,121
Designer Brands, Inc. - Class A	19,491	143,844
KB Home	6,943	594,946
LKQ Corp.	6,083	242,833
Monro, Inc.	8,775	253,246
Pool Corp.	859	323,671
Sonos, Inc.(a)	11,888	146,104
Wolverine World Wide, Inc.	23,298	405,851
		2,708,945
Consumer Staples - 2.1%
Herbalife Ltd.(a)	14,882	107,001
J & J Snack Foods Corp.	2,422	416,875
Nu Skin Enterprises, Inc. - Class A	8,601	63,389
TreeHouse Foods, Inc.(a)	8,162	342,641
		929,906
Energy - 5.1%
Northern Oil & Gas, Inc.	6,965	246,631
Oceaneering International, Inc.(a)	24,183	601,431
Patterson-UTI Energy, Inc.	22,310	170,671
Permian Resources Corp.	51,090	695,335
Range Resources Corp.	17,214	529,503
		2,243,571
Financials - 13.4%
Baldwin Insurance Group, Inc. - Class A(a)	18,649	928,720
BankUnited, Inc.	18,832	686,238
Banner Corp.	4,710	280,528
Berkshire Hills Bancorp, Inc.	5,293	142,541
Cohen & Steers, Inc.	6,716	644,400
eHealth, Inc.(a)	8,792	35,871
Euronet Worldwide, Inc.(a)	4,394	436,017
First Interstate BancSystem, Inc. - Class A	7,460	228,873
Nasdaq, Inc.	6,812	497,344
National Bank Holdings Corp. - Class A	14,509	610,829
Pacific Premier Bancorp, Inc.	10,486	263,828
Texas Capital Bancshares, Inc.(a)	2,659	190,012
United Community Banks, Inc. of Georgia	10,319	300,077
Voya Financial, Inc.	5,978	473,577
WSFS Financial Corp.	4,153	211,761
		5,930,616
Health Care - 14.3%
Acadia Healthcare Co., Inc.(a)	10,598	672,019
Catalent, Inc.(a)	3,780	228,955

	Shares	Value
Charles River Laboratories International, Inc.(a)	2,269	$446,925
Chemed Corp.	1,232	740,395
Encompass Health Corp.	6,826	659,665
Haemonetics Corp.(a)	4,885	392,656
HealthEquity, Inc.(a)	7,186	588,174
Merit Medical Systems, Inc.(a)	10,088	996,997
Pediatrix Medical Group, Inc.(a)	9,633	111,646
Prestige Consumer Healthcare, Inc.(a)	7,238	521,860
QuidelOrtho Corp.(a)	3,121	142,318
Supernus Pharmaceuticals, Inc.(a)	17,060	531,931
Teleflex, Inc.	1,245	307,913
		6,341,454
Industrials - 24.2%
AerCap Holdings NV	10,932	1,035,479
Albany International Corp. - Class A	6,321	561,621
Amentum Holdings, Inc.(a)	2,999	96,718
AZEK Co., Inc.(a)	14,768	691,142
Barnes Group, Inc.	12,052	487,021
Carlisle Cos., Inc.	1,980	890,505
Chart Industries, Inc.(a)	3,630	450,628
Dycom Industries, Inc.(a)	5,152	1,015,459
Flowserve Corp.	4,404	227,643
FTI Consulting, Inc.(a)	3,534	804,197
GXO Logistics, Inc.(a)	5,110	266,078
HEICO Corp. - Class A	2,432	495,544
Huron Consulting Group, Inc.(a)	8,438	917,211
IDEX Corp.	1,728	370,656
Jacobs Solutions, Inc.	2,999	392,569
KBR, Inc.	8,850	576,401
Knight-Swift Transportation Holdings, Inc.	7,051	380,401
Matthews International Corp. - Class A	12,113	281,022
Mercury Systems, Inc.(a)	5,071	187,627
Westinghouse Air Brake Technologies Corp.	1,510	274,473
WillScot Holdings Corp.(a)	9,227	346,935
		10,749,330
Information Technology - 20.6%
ACI Worldwide, Inc.(a)	16,168	822,951
Advanced Energy Industries, Inc.	6,560	690,374
ASGN, Inc.(a)	6,922	645,338
Aspen Technology, Inc.(a)	1,620	386,888
Belden, Inc.	7,700	901,901
Box, Inc. - Class A(a)	17,682	578,732
Ciena Corp.(a)	7,164	441,231
Gartner, Inc.(a)	1,734	878,722
Infinera Corp.(a)	41,255	278,471
IPG Photonics Corp.(a)	2,414	179,409
Itron, Inc.(a)	7,855	838,993
Knowles Corp.(a)	27,927	503,524
Littelfuse, Inc.	1,021	270,820

The accompanying notes are an integral part of these financial statements.

51

Aristotle Small/Mid Cap Equity Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
MACOM Technology Solutions Holdings, Inc.(a)	8,426	$937,477
NCR Voyix Corp.(a)	14,005	190,048
Rogers Corp.(a)	1,617	182,737
Teledyne Technologies, Inc.(a)	940	411,400
		9,139,016
Materials - 6.1%
Alamos Gold, Inc. - Class A	39,605	789,724
AptarGroup, Inc.	4,074	652,614
Silgan Holdings, Inc.	4,955	260,138
Summit Materials, Inc. - Class A(a)	15,507	605,238
Tronox Holdings PLC	27,964	409,113
		2,716,827
Utilities - 1.1%
ALLETE, Inc.	3,517	225,756
NorthWestern Corp.	4,319	247,133
		472,889
TOTAL COMMON STOCKS (Cost $34,141,351)		41,866,939
REAL ESTATE INVESTMENT TRUSTS - 3.4%
BXP, Inc.	2,691	216,518
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	19,043	656,412
JBG SMITH Properties	17,140	299,607
Safehold, Inc.	3,152	82,677
STAG Industrial, Inc.	6,039	236,065
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,111,706)		1,491,279
CLOSED END FUNDS - 0.8%
SLR Investment Corp.	22,185	333,884
TOTAL CLOSED END FUNDS (Cost $327,312)		333,884
EXCHANGE TRADED FUNDS - 0.6%
iShares Core S&P Small-Cap ETF	1,170	136,843
iShares Russell 2000 ETF	592	130,767
TOTAL EXCHANGE TRADED FUNDS (Cost $216,986)		267,610
TOTAL INVESTMENTS - 99.2% (Cost $35,797,355)		$43,959,712
Other Assets in Excess of Liabilities - 0.8%		375,104
TOTAL NET ASSETS - 100.0%		$44,334,816

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, tnc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

52

Aristotle/Saul Global Equity Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.9%
Austria - 1.3%
Erste Group Bank AG	9,300	$509,851
Canada - 5.3%
Brookfield Corp.	15,600	828,532
Cameco Corp.	24,800	1,184,760
		2,013,292
France - 6.6%
Cie Generale des Etablissements Michelin SCA	19,500	791,418
LVMH Moet Hennessy Louis Vuitton SE	970	743,413
TotalEnergies SE	14,600	950,743
		2,485,574
Germany - 9.1%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(a)	2,230	1,227,015
Nemetschek SE	9,300	962,765
Rational AG	700	712,974
Symrise AG	3,900	538,754
		3,441,508
Hong Kong - 1.7%
AIA Group Ltd.	74,000	663,005
Ireland - 1.5%
Medtronic PLC	6,200	558,186
Japan - 14.2%
FANUC Corp.	17,000	495,599
Mitsubishi UFJ Financial Group, Inc.	46,400	469,246
MonotaRO Co. Ltd.	60,700	1,012,547
NIDEC CORP	13,400	280,260
Otsuka Holdings Co. Ltd.	15,100	849,214
Pan Pacific International Holdings Corp.	18,500	475,613
Sony Group Corp.	47,500	917,942
Tokyo Century Corp.	79,100	883,873
		5,384,294
Netherlands - 1.1%
Heineken NV	4,800	425,527
Singapore - 2.6%
DBS Group Holdings Ltd.	33,020	977,562
Sweden - 1.5%
Assa Abloy AB - Class B	16,700	561,718
Switzerland - 3.8%
Alcon, Inc.	8,400	836,874
DSM-Firmenich AG	4,500	619,385
		1,456,259

	Shares	Value
United Kingdom - 3.0%
GSK PLC	29,400	$596,081
Rentokil Initial PLC	107,400	523,237
		1,119,318
United States - 44.2%(b)
Adobe, Inc.(c)	1,950	1,009,671
Amgen, Inc.	3,000	966,630
Coca-Cola Co.	10,500	754,530
Danaher Corp.	2,700	750,654
Dolby Laboratories, Inc. - Class A	8,400	642,852
FirstCash Holdings, Inc.	7,700	883,960
FMC Corp.	6,500	428,610
General Dynamics Corp.	2,400	725,280
Honeywell International, Inc.	2,800	578,788
Jazz Pharmaceuticals PLC(c)	4,600	512,486
Lennar Corp. - Class A	9,600	1,799,808
Martin Marietta Materials, Inc.	2,300	1,237,975
Microchip Technology, Inc.	12,300	987,567
Microsoft Corp.	4,150	1,785,745
Norwegian Cruise Line Holdings Ltd.(c)	19,400	397,894
Oshkosh Corp.	6,800	681,428
PayPal Holdings, Inc.(c)	4,900	382,347
Procter & Gamble Co.	3,700	640,840
QUALCOMM, Inc.	5,000	850,250
RPM International, Inc.	6,200	750,200
		16,767,515
TOTAL COMMON STOCKS (Cost $22,372,893)		36,363,609
PREFERRED STOCKS - 2.1%
South Korea - 2.1%
Samsung Electronics Co. Ltd.	20,400	794,035
TOTAL PREFERRED STOCKS (Cost $388,753)		794,035
TOTAL INVESTMENTS - 98.0% (Cost $22,761,646)		$37,157,644
Other Assets in Excess of Liabilities - 2.0%		740,097
TOTAL NET ASSETS - 100.0%		$37,897,741

Percentages are stated as a percent of net assets.
AB - Aktiebolag
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SCA - Société en commandite par actions
SE - Societes Europae
(a)	Security considered restricted. The total market value of these securities was $1,227,015 which represented 3.2% of net assets as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

53

Aristotle/Saul Global Equity Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(c)	Non-income producing security.
Sector Classification as of September 30, 2024
(% of Net Assets)

Information Technology	$7,032,885	18.6%
Financials	6,825,391	18.0
Industrials	5,571,831	14.7
Consumer Discretionary	5,126,088	13.5
Health Care	5,070,125	13.4
Materials	3,574,924	9.4
Energy	2,135,503	5.6
Consumer Staples	1,820,897	4.8
Other Assets in Excess of Liabilities	740,097	2.0
	37,897,741	100.0%

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

54

Aristotle Value Equity Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.9%
Communication Services - 2.2%
Verizon Communications, Inc.	348,129	$15,634,474
Consumer Discretionary - 10.2%
Cie Generale des Etablissements Michelin SCA - ADR	692,300	14,053,690
Lennar Corp. - Class A	141,700	26,565,916
Lennar Corp. - Class B	78	13,489
Lowe’s Cos., Inc.	57,100	15,465,535
Sony Group Corp. - ADR	161,900	15,634,683
		71,733,313
Consumer Staples - 6.0%
Coca-Cola Co.	216,800	15,579,248
Constellation Brands, Inc. - Class A	46,900	12,085,661
Procter & Gamble Co.	83,200	14,410,240
		42,075,149
Energy - 3.8%
Coterra Energy, Inc.	526,900	12,619,255
TotalEnergies SE - ADR	216,500	13,990,230
		26,609,485
Financials - 18.1%
American International Group, Inc.	194,100	14,213,943
Ameriprise Financial, Inc.	49,200	23,114,652
Blackstone, Inc.	94,900	14,532,037
Capital One Financial Corp.	121,500	18,192,195
Commerce Bancshares, Inc./MO	116,000	6,890,400
Cullen/Frost Bankers, Inc.	87,200	9,754,192
Mitsubishi UFJ Financial Group, Inc. - ADR	1,089,100	11,087,038
PNC Financial Services Group, Inc.	74,300	13,734,355
US Bancorp	343,200	15,694,536
		127,213,348
Health Care - 11.0%
Alcon, Inc.	161,200	16,131,284
Amgen, Inc.	56,500	18,204,865
Danaher Corp.	63,000	17,515,260
Medtronic PLC	116,200	10,461,486
Merck & Co., Inc.	135,100	15,341,956
		77,654,851
Industrials - 12.1%
General Dynamics Corp.	49,400	14,928,680
Honeywell International, Inc.	67,500	13,952,925
Oshkosh Corp.	90,800	9,099,068
Parker-Hannifin Corp.	48,300	30,516,906
Xylem, Inc./NY	124,100	16,757,223
		85,254,802

	Shares	Value
Information Technology - 15.8%
Adobe, Inc.(a)	38,400	$19,882,752
ANSYS, Inc.(a)	54,800	17,460,924
Microchip Technology, Inc.	208,800	16,764,552
Microsoft Corp.	59,900	25,774,970
QUALCOMM, Inc.	105,200	17,889,260
Teledyne Technologies, Inc.(a)	29,700	12,998,502
		110,770,960
Materials - 10.3%
Corteva, Inc.	351,100	20,641,169
Ecolab, Inc.	67,400	17,209,242
Martin Marietta Materials, Inc.	34,800	18,731,100
RPM International, Inc.	130,500	15,790,500
		72,372,011
Utilities - 6.4%
American Water Works Co., Inc.	104,200	15,238,208
Atmos Energy Corp.	121,700	16,881,007
Xcel Energy, Inc.	202,400	13,216,720
		45,335,935
TOTAL COMMON STOCKS (Cost $467,901,816)		674,654,328
REAL ESTATE INVESTMENT TRUSTS - 1.6%
Equity LifeStyle Properties, Inc.	160,100	11,421,534
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $10,227,861)		11,421,534
TOTAL INVESTMENTS - 97.5% (Cost $478,129,677)		$686,075,862
Other Assets in Excess of Liabilities - 2.5%		17,384,383
TOTAL NET ASSETS - 100.0%		$703,460,245

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
SCA - Société en commandite par actions
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

55

Aristotle Portfolio Optimization Aggressive Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
AFFILIATED OPEN-END FUNDS - 53.8%
Aristotle Core Equity Fund - Class I(a)	3,098,982	$43,571,690
Aristotle Core Income Fund - Class I(a)	915,623	9,064,666
Aristotle Growth Equity Fund - Class I(a)	3,346,478	51,569,219
Aristotle High Yield Bond Fund - Class I(a)	418,158	3,922,321
Aristotle International Equity Fund - Class I(a)	3,445,465	41,759,032
TOTAL AFFILIATED OPEN-END FUNDS (Cost $117,731,222)		149,886,928
EXCHANGE TRADED FUNDS - 45.9%
iShares Russell 2000 Growth ETF	40,282	11,440,088
iShares Russell 2000 Value ETF	76,582	12,775,409
Vanguard Emerging Markets Government Bond ETF	41,130	2,729,798
Vanguard FTSE All World ex-US Small-Cap ETF	11,303	1,423,726
Vanguard FTSE Emerging Markets ETF	181,166	8,668,793
Vanguard Mid-Cap Growth ETF	58,627	14,273,916
Vanguard Mid-Cap Value ETF	136,771	22,932,394
Vanguard Real Estate ETF	73,031	7,114,680
Vanguard Value ETF	267,857	46,759,796
TOTAL EXCHANGE TRADED FUNDS (Cost $104,586,710)		128,118,600
TOTAL INVESTMENTS - 99.7% (Cost $222,317,932)		$278,005,528
Other Assets in Excess of Liabilities - 0.3%		753,631
TOTAL NET ASSETS - 100.0%		$278,759,159

Percentages are stated as a percent of net assets.
(a)	Affiliated company as defined by the Investment Company Act of 1940.
The accompanying notes are an integral part of these financial statements.

56

Aristotle Portfolio Optimization Conservative Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
AFFILIATED OPEN-END FUNDS - 71.3%
Aristotle Core Equity Fund - Class I(a)	445,341	$6,261,498
Aristotle Core Income Fund - Class I(a)(b)	5,548,108	54,926,272
Aristotle Floating Rate Income Fund - Class I(a)	288,476	2,737,641
Aristotle Growth Equity Fund - Class I(a)	499,464	7,696,736
Aristotle High Yield Bond Fund - Class I(a)	740,912	6,949,753
Aristotle International Equity Fund - Class I(a)	366,160	4,437,861
Aristotle Short Duration Income Fund - Class I(a)	1,663,633	17,085,510
TOTAL AFFILIATED OPEN-END FUNDS (Cost $93,482,291)		100,095,271
EXCHANGE TRADED FUNDS - 28.6%
iShares MSCI EAFE Value ETF	25,939	1,492,271
iShares Russell 2000 Growth ETF	2,623	744,932
iShares Russell 2000 Value ETF	4,433	739,513
iShares TIPS Bond ETF	38,051	4,203,494
Vanguard Emerging Markets Government Bond ETF	53,568	3,555,308
Vanguard FTSE Emerging Markets ETF	15,730	752,680
Vanguard Mid-Cap Growth ETF	3,054	743,557
Vanguard Mid-Cap Value ETF	8,906	1,493,269
Vanguard Real Estate ETF	15,218	1,482,538
Vanguard Total Bond Market ETF	197,162	14,808,838
Vanguard Value ETF	57,762	10,083,512
TOTAL EXCHANGE TRADED FUNDS (Cost $36,108,443)		40,099,912
TOTAL INVESTMENTS - 99.9% (Cost $129,590,734)		$140,195,183
Other Assets in Excess of Liabilities - 0.1%		201,965
TOTAL NET ASSETS - 100.0%		$140,397,148

Percentages are stated as a percentof net assets.
(a)	Affiliated company as defined by the Investment Company Act of 1940.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

57

Aristotle Portfolio Optimization Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
AFFILIATED OPEN-END FUNDS - 57.6%
Aristotle Core Equity Fund - Class I(a)	6,276,752	$88,251,134
Aristotle Core Income Fund - Class I(a)	6,998,799	69,288,113
Aristotle Floating Rate Income Fund - Class I(a)	659,627	6,259,859
Aristotle Growth Equity Fund - Class I(a)	7,425,081	114,420,501
Aristotle High Yield Bond Fund - Class I(a)	2,034,250	19,081,267
Aristotle International Equity Fund - Class I(a)	6,698,901	81,190,683
Aristotle Short Duration Income Fund - Class I(a)	608,796	6,252,340
TOTAL AFFILIATED OPEN-END FUNDS (Cost $319,280,321)		384,743,897
EXCHANGE TRADED FUNDS - 42.2%
iShares MSCI EAFE Growth ETF	63,763	6,864,087
iShares Russell 2000 Growth ETF	60,605	17,211,820
iShares Russell 2000 Value ETF	102,416	17,085,037
iShares TIPS Bond ETF	29,304	3,237,213
Vanguard Emerging Markets Government Bond ETF	99,010	6,571,294
Vanguard FTSE All World ex-US Small-Cap ETF	27,208	3,427,120
Vanguard FTSE Emerging Markets ETF	508,789	24,345,554
Vanguard Mid-Cap Growth ETF	112,903	27,488,493
Vanguard Mid-Cap Value ETF	226,351	37,952,272
Vanguard Real Estate ETF	70,321	6,850,672
Vanguard Total Bond Market ETF	128,922	9,683,331
Vanguard Value ETF	696,764	121,634,091
TOTAL EXCHANGE TRADED FUNDS (Cost $232,930,750)		282,350,984
TOTAL INVESTMENTS - 99.8% (Cost $552,211,071)		$667,094,881
Other Assets in Excess of Liabilities - 0.2%		1,666,970
TOTAL NET ASSETS - 100.0%		$668,761,851

Percentages are stated as a percent of net assets.
(a)	Affiliated company as defined by the Investment Company Act of 1940.
The accompanying notes are an integral part of these financial statements.

58

Aristotle Portfolio Optimization Moderate Conservative Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
AFFILIATED OPEN-END FUNDS - 66.1%
Aristotle Core Equity Fund - Class I(a)	1,094,953	$15,395,041
Aristotle Core Income Fund - Class I(a)(b)	6,859,493	67,908,985
Aristotle Floating Rate Income Fund - Class I(a)	314,109	2,980,892
Aristotle Growth Equity Fund - Class I(a)	1,066,347	16,432,400
Aristotle High Yield Bond Fund - Class I(a)	1,290,173	12,101,824
Aristotle International Equity Fund - Class I(a)	1,243,542	15,071,731
Aristotle Short Duration Income Fund - Class I(a)	772,223	7,930,734
TOTAL AFFILIATED OPEN-END FUNDS (Cost $124,672,533)		137,821,607
EXCHANGE TRADED FUNDS - 33.7%
iShares MSCI EAFE Value ETF	38,669	2,224,628
iShares Russell 2000 Growth ETF	7,821	2,221,164
iShares Russell 2000 Value ETF	13,217	2,204,860
iShares TIPS Bond ETF	37,818	4,177,754
Vanguard Emerging Markets Government Bond ETF	63,887	4,240,180
Vanguard FTSE Emerging Markets ETF	93,800	4,488,330
Vanguard Mid-Cap Growth ETF	13,660	3,325,800
Vanguard Mid-Cap Value ETF	26,556	4,452,645
Vanguard Real Estate ETF	34,031	3,315,300
Vanguard Total Bond Market ETF	207,970	15,620,627
Vanguard Value ETF	136,543	23,836,311
TOTAL EXCHANGE TRADED FUNDS (Cost $61,016,662)		70,107,599
TOTAL INVESTMENTS - 99.8% (Cost $185,689,195)		$207,929,206
Other Assets in Excess of Liabilities - 0.2%		442,375
TOTAL NET ASSETS - 100.0%		$208,371,581

Percentages are stated as a percent of net assets.
(a)	Affiliated company as defined by the Investment Company Act of 1940.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

59

Aristotle Portfolio Optimization Moderate Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
AFFILIATED OPEN-END FUNDS - 67.5%
Aristotle Core Equity Fund - Class I(a)	6,194,202	$87,090,474
Aristotle Core Income Fund - Class I(a)	15,995,493	158,355,380
Aristotle Floating Rate Income Fund - Class I(a)	744,169	7,062,162
Aristotle Growth Equity Fund - Class I(a)	7,800,412	120,204,352
Aristotle High Yield Bond Fund - Class I(a)	3,439,792	32,265,249
Aristotle International Equity Fund - Class I(a)	5,023,190	60,881,066
Aristotle Short Duration Income Fund - Class I(a)	3,432,502	35,251,798
TOTAL AFFILIATED OPEN-END FUNDS (Cost $432,761,771)		501,110,481
EXCHANGE TRADED FUNDS - 32.3%
iShares MSCI EAFE Growth ETF	35,833	3,857,423
iShares Russell 2000 Growth ETF	40,870	11,607,080
iShares Russell 2000 Value ETF	69,066	11,521,590
iShares TIPS Bond ETF	32,936	3,638,440
Vanguard Emerging Markets Government Bond ETF	166,922	11,078,613
Vanguard FTSE Emerging Markets ETF	408,464	19,545,002
Vanguard Mid-Cap Growth ETF	63,448	15,447,685
Vanguard Mid-Cap Value ETF	115,639	19,389,191
Vanguard Real Estate ETF	79,037	7,699,785
Vanguard Total Bond Market ETF	309,121	23,218,078
Vanguard Value ETF	644,330	112,480,688
TOTAL EXCHANGE TRADED FUNDS (Cost $201,286,559)		239,483,575
TOTAL INVESTMENTS - 99.8% (Cost $634,048,330)		$740,594,056
Other Assets in Excess of Liabilities - 0.2%		1,761,321
TOTAL NET ASSETS - 100.0%		$742,355,377

Percentages are stated as a percent of net assets.
(a)	Affiliated company as defined by the Investment Company Act of 1940.
The accompanying notes are an integral part of these financial statements.

60

ARISTOTLE FUNDS SERIES TRUST
Statements of Assets and Liabilities
September 30, 2024 (Unaudited)

	Aristotle Core Income Fund	Aristotle ESG Core Bond Fund	Aristotle Floating Rate Income Fund	Aristotle High Yield Bond Fund	Aristotle Short Duration Income Fund
ASSETS:
Investments, at value	$2,900,799,375	$27,466,081	$3,942,017,958	$87,073,378	$862,203,559
Cash and cash equivalents	180,563,736	471,647	288,212,440	3,037,333	5,036,673
Investments receivable	1,155,789	—	238,788,729	686,958	9,359,325
Fund shares sold	5,897,374	—	9,399,980	3,464	909,188
Dividend and interest tax reclaim receivable	129,074	4,457	—	1,522,376	—
Dividends and interest receivable	26,402,862	215,567	36,059,048	—	7,772,398
Other assets	—	—	—	30,971	—
Total assets	3,114,948,210	28,157,752	4,514,478,155	92,354,480	885,281,143
LIABILITIES:
Distributions payable	1,030,008	—	4,634,947	840	100,186
Investments payable	92,411,686	49,870	343,387,603	1,862,767	5,789,403
Payable for capital shares reacquired	3,815,304	562	16,495,312	165,704	3,276,684
Due to Adviser	1,268,982	10,935	2,435,628	41,793	325,468
Accrued distribution and shareholder servicing fees	60,889	—	152,929	1,638	39,088
Trustee fees payable	29,735	383	51,080	1,096	12,156
Other liabilities	—	—	1,742,760	—	—
Total liabilities	98,616,604	61,750	368,900,259	2,073,838	9,542,985
NET ASSETS	$3,016,331,606	$28,096,002	$4,145,577,896	$90,280,642	$875,738,158
Net Assets Consists of:
Paid-in capital	$3,055,053,895	$31,133,544	$4,395,294,016	$108,633,101	$890,387,861
Total distributable earnings/accumulated deficit	(38,722,289)	(3,037,542)	(249,716,120)	(18,352,459)	(14,649,703)
Net assets	$3,016,331,606	$28,096,002	$4,145,577,896	$90,280,642	$875,738,158
Net Asset Value Per Share:
Class A
Net assets	$119,650,702		$263,303,849	$5,918,715	$94,393,901
Shares of beneficial interest outstanding	12,099,200		27,769,059	622,355	9,176,267
Net asset value per share	$9.89		$9.48	$9.51	$10.29
Maximum offering price per share	$10.33(b)		$9.77(c)	$9.93(b)	$10.61(c)
Class C
Net assets	46,495,359		120,018,248	512,316	24,070,564
Shares of beneficial interest outstanding	4,704,023		12,674,554	53,978	2,346,308
Net asset value per share(a)	$9.88		$9.47	$9.49	$10.26
Class I
Net assets	$763,660,916	$15,844,917	$1,768,986,421	$77,136,432	285,355,945
Shares of beneficial interest outstanding	77,133,739	1,783,687	186,330,364	8,225,530	27,775,920
Net asset value per share	$9.90	$8.88	$9.49	$9.38	$10.27
Class I-2
Net assets	$2,086,524,629	$12,251,085	$1,993,269,378	$6,713,179	471,917,748
Shares of beneficial interest outstanding	210,392,750	1,379,199	209,466,301	703,868	45,844,177
Net asset value per share	$9.92	$8.88	$9.52	$9.54	$10.29
Cost of investments	$2,878,610,076	$28,526,392	$3,929,764,745	$85,221,030	$852,262,399

(a)	Redemption price per share is equal to the net asset value per shareless any applicable contingent deferred sales charge.
(b)	Net asset value plus sales charge of 4.25% of offering price.
(c)	Net asset value plus sales charge of 3.00% of offering price.
The accompanying notes are an integral part of these financial statements.

61

ARISTOTLE FUNDS SERIES TRUST
Statements of Assets and Liabilities
September 30, 2024 (Unaudited)(Continued)

	Aristotle Strategic Income Fund	Aristotle Ultra Short Income Fund	Aristotle Core Equity Fund	Aristotle Growth Equity Fund	Aristotle International Equity Fund
ASSETS:
Investments, at value	$3,315,273,652	$33,425,975	$434,425,179	$309,311,292	$ 681,988,139
Cash and cash equivalents	82,410,152	160,881	5,670,546	2,231,797	13,573,332
Investments receivable	10,217,601	129,090	—	—	—
Fund shares sold	8,134,654	1,335	43,115	—	121,290
Dividend and interest tax reclaim receivable	198,958	—	—	—	1,241,180
Dividends and interest receivable	40,144,772	284,575	93,063	25,488	1,105,966
Other assets	—	—	1,435	—	6,500
Total assets	3,456,379,789	34,001,856	440,233,338	311,568,577	698,036,407
LIABILITIES:
Distributions payable	1,743,396	—	—	—	—
Investments payable	79,943,899	199,834	—	—	—
Payable for capital shares reacquired	5,272,678	7,002	444,905	411,904	2,489,258
Due to Adviser	1,812,532	9,995	228,968	174,696	434,752
Accrued distribution and shareholder servicing fees	126,895	104	92	108	128
Trustee fees payable	34,011	648	3,215	2,405	4,900
Other liabilities	3,515	—	—	—	—
Total liabilities	88,936,926	217,583	677,180	589,113	2,929,038
Net assets	$ 3,367,442,863	$33,784,273	$439,556,158	$310,979,464	$ 695,107,369
Net Assets Consists of:
Paid-in capital	$3,418,568,003	$33,626,041	$290,311,570	$197,258,281	$ 565,707,078
Total distributable earnings/accumulated deficit	(51,125,140)	158,232	149,244,588	113,721,183	129,400,291
Net assets	$ 3,367,442,863	$33,784,273	$439,556,158	$310,979,464	$ 695,107,369
Net Asset Value Per Share:
Class A
Net assets	$183,627,954	$509,521	$490,515	$641,695	$652,284
Shares of beneficial interest outstanding	17,223,772	50,367	35,703	64,967	57,678
Net asset value per share	$10.66	$10.12	$13.74	$9.88	$11.31
Maximum offering price per share (net asset value plus sales charge of 4.25% of offering price)	$11.33		$14.35	$10.32	$11.81
Class C
Net assets	$111,885,078
Shares of beneficial interest outstanding	10,537,538
Net asset value per share(a)	$10.62
Class I
Net assets	$480,589,403	$13,697,691	$240,602,942	310,325,649	$ 208,957,804
Shares of beneficial interest outstanding	45,402,437	1,372,604	17,111,750	20,141,469	17,234,202
Net asset value per share	$10.59	$9.98	$14.06	$15.41	$12.12
Class I-2
Net assets	$2,591,340,428	$19,577,061	$198,462,701	$12,120	$ 485,497,281
Shares of beneficial interest outstanding	242,979,338	1,961,730	7,914,311	786	32,535,008
Net asset value per share	$10.66	$9.98	$25.08	$15.41(b)	$14.92
Cost of investments	$3,265,964,561	$33,257,551	$292,412,093	$215,184,649	$540,678,416

(a)	Redemption price per share is equal to the net asset value per shareless any applicable contingent deferred sales charge.
(b)	Differences in actual and calculated net asset value shown are due to rounding.
The accompanying notes are an integral part of these financial statements.

62

ARISTOTLE FUNDS SERIES TRUST
Statements of Assets and Liabilities
September 30, 2024 (Unaudited)(Continued)

	Aristotle Small Cap Equity Fund	Aristotle Small/Mid Cap Equity Fund	Aristotle/Saul Global Equity Fund	Aristotle Value Equity Fund
ASSETS:
Investments, at value	$211,706,438	$43,959,712	$37,157,644	$686,075,862
Cash and cash equivalents	3,481,166	327,015	544,915	16,737,612
Investments receivable	5,271,807	1,164,533	—	—
Fund shares sold	118,648	2,002	2,557	158,529
Dividend and interest tax reclaim receivable	626	568	143,354	136,378
Dividends and interest receivable	125,167	18,035	70,366	907,927
Other assets	1,380	—	2,045	2,992
Total assets	220,705,232	45,471,865	37,920,881	704,019,300
LIABILITIES:
Investments payable	5,362,931	1,093,398	188	—
Payable for capital shares reacquired	34,045	6,464	—	160,627
Due to Adviser	156,130	32,384	22,329	391,734
Accrued distribution and shareholder servicing fees	1,503	4,223	2	23
Trustee fees payable	2,653	580	621	6,671
Total liabilities	5,557,262	1,137,049	23,140	559,055
NET ASSETS	$ 215,147,970	$44,334,816	$37,897,741	$703,460,245
Net Assets Consists of:
Paid-in capital	$172,901,352	$33,159,257	$13,641,884	$483,565,860
Total distributable earnings/accumulated deficit	42,246,618	11,175,559	24,255,857	219,894,385
Net assets	$ 215,147,970	$44,334,816	$37,897,741	$703,460,245
Net Asset Value Per Share:
Class A
Net assets	$4,204,936	$12,107,808	$11,343	$115,276
Shares of beneficial interest outstanding	278,870	1,608,151	702	10,305
Net asset value per share	$15.08	$7.53	$16.15(a)	$11.19
Maximum offering price per share (net asset value plus sales charge of 4.25% of offering price)	$15.75	$7.86	$16.87	$11.69
Class C
Net assets	$834,927	$2,166,931
Shares of beneficial interest outstanding	58,581	329,578
Net asset value per share(b)	$14.25	$6.57
Class I
Net assets	$11,409	$661,381	$11,324	$38,750
Shares of beneficial interest outstanding	720	74,272	700	3,538
Net asset value per share	$15.84(a)	$8.90	$16.18	$10.95
Class I-2
Net assets	$208,897,218	$29,398,696	$37,875,074	$703,295,131
Shares of beneficial interest outstanding	13,193,660	3,786,440	2,341,354	30,883,612
Net asset value per share	$15.83	$7.76	$16.18	$22.77

The accompanying notes are an integral part of these financial statements.

63

ARISTOTLE FUNDS SERIES TRUST
Statements of Assets and Liabilities
September 30, 2024 (Unaudited)(Continued)

	Aristotle Small Cap Equity Fund	Aristotle Small/Mid Cap Equity Fund	Aristotle/Saul Global Equity Fund	Aristotle Value Equity Fund
Class R6
Net assets	$1,199,480			$11,088
Shares of beneficial interest outstanding	80,454			487
Net asset value per share	$14.91			$22.79(a)
Cost of investments	$165,198,074	$35,797,355	$22,761,646	$478,129,677

(a)	Differences in actual and calculated net asset value shown are due to rounding.
(b)	Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.
The accompanying notes are an integral part of these financial statements.

64

ARISTOTLE FUNDS SERIES TRUST
Statements of Assets and Liabilities
September 30, 2024 (Unaudited)(Continued)

	Aristotle Portfolio Optimization Aggressive Growth Fund	Aristotle Portfolio Optimization Conservative Fund	Aristotle Portfolio Optimization Growth Fund	Aristotle Portfolio Optimization Moderate Conservative Fund	Aristotle Portfolio Optimization Moderate Fund
ASSETS:
Investments in unaffiliated issuers, at value	$128,118,600	$40,099,912	$282,350,984	$70,107,599	$239,483,575
Affiliated investments, at value	149,886,928	100,095,271	384,743,897	137,821,607	501,110,481
Cash and cash equivalents	864,639	277,642	2,019,009	541,388	2,145,977
Investments receivable	123,738	88,891	279,873	78,588	1,149,855
Fund shares sold	62,216	2,457	63,591	5,873	33,212
Dividends and interest receivable	61,072	13,443	61,515	29,228	73,980
Other assets	—	—	—	295	566
Total assets	279,117,193	140,577,616	669,518,869	208,584,578	743,997,646
LIABILITIES:
Investments payable	—	—	—	—	3,987
Payable for capital shares reacquired	185,954	91,328	343,465	84,460	1,183,067
Due to Adviser	101,430	51,798	243,731	77,054	271,062
Accrued distribution and shareholder servicing fees	68,602	36,222	164,653	49,840	178,306
Trustee fees payable	2,048	1,120	5,169	1,643	5,847
Total liabilities	358,034	180,468	757,018	212,997	1,642,269
NET ASSETS	$ 278,759,159	$ 140,397,148	$668,761,851	$ 208,371,581	$742,355,377
Net Assets Consists of:
Paid-in capital	$ 233,932,053	$ 139,540,722	$560,323,540	$ 200,252,689	$647,266,900
Total distributable earnings/accumulated deficit	44,827,106	856,426	108,438,311	8,118,892	95,088,477
Net assets	$ 278,759,159	$ 140,397,148	$668,761,851	$ 208,371,581	$742,355,377
Net Asset Value Per Share:
Class A
Net assets	$ 245,852,841	$ 122,313,602	$602,660,262	$ 192,181,968	$665,538,897
Shares of beneficial interest outstanding	17,642,691	11,781,622	46,826,066	17,688,703	55,538,058
Net asset value per share	$13.94	$10.38	$12.87	$10.86	$11.98
Maximum offering price per share (net asset value plus sales charge of 5.50% of offering price)	$14.75	$10.98	$13.62	$11.49	$12.68
Class C
Net assets	$23,260,374	$13,500,582	$52,764,661	$12,643,492	$52,391,047
Shares of beneficial interest outstanding	1,815,231	1,364,901	4,359,800	1,225,023	4,598,993
Net asset value per share(a)	$12.81	$9.89	$12.10	$10.32	$11.39
Class I-2
Net assets	$9,645,944	$4,582,964	$13,336,928	$3,546,121	$24,425,433
Shares of beneficial interest outstanding	681,134	436,270	1,019,732	321,749	2,009,414
Net asset value per share	$14.16	$10.50	$13.08	$11.02	$12.16
Cost of investments	$ 104,586,710	$36,108,443	$232,930,750	$61,016,662	$201,286,559
Cost of investments in affiliates	$117,731,222	$93,482,291	$319,280,321	$124,672,533	$432,761,771

(a)	Redemption price per share is equal to the net asset value per shareless any applicable contingent deferred sales charge.
The accompanying notes are an integral part of these financial statements.

65

ARISTOTLE FUNDS SERIES TRUST
Statements of Operations
For the Period Ended September 30, 2024 (Unaudited)

	Aristotle Core Income Fund	Aristotle ESG Core Bond Fund	Aristotle Floating Rate Income Fund	Aristotle High Yield Bond Fund	Aristotle Short Duration Income Fund
INVESTMENT INCOME:
Dividend income - unaffiliated	$—	$—	$8,670,152	$2,927	$—
Interest income	71,668,608	564,621	182,158,495	3,346,160	23,950,800
Total investment income	71,668,608	564,621	190,828,647	3,349,087	23,950,800
EXPENSES:
Investment advisory fee (See Note 3)	5,226,787	50,899	11,471,985	223,126	1,098,571
Supervision and Administration fee - Class A (See Note 3)	108,836	—	265,935	5,651	117,740
Supervision and Administration fee - Class C (See Note 3)	37,756	—	120,889	588	31,652
Supervision and Administration fee - Class I (See Note 3)	173,411	11,257	1,042,376	18,604	206,078
Supervision and Administration fee - Class I-2 (See Note 3)	1,329,868	7,648	2,047,514	6,446	557,936
Distribution and shareholder servicing fees - Class A	136,045	—	332,419	7,064	117,740
Distribution and shareholder servicing fees - Class C	188,782	—	604,448	2,938	126,608
Trustee fees and expenses	52,330	632	88,588	1,879	18,699
Legal fees	1,142	14	—	39	399
Line of credit commitment expense	—	—	378,781	—	—
Miscellaneous expenses	1,009	—	20,755	327	419
Total expenses	7,255,966	70,450	16,373,690	266,662	2,275,842
Expenses (waived/reimbursed) - Class A (See Note 3)	(2,225)	—	—	(122)	(2,045)
Expenses (waived/reimbursed) - Class C (See Note 3)	(773)	—	—	(13)	(552)
Expenses (waived/reimbursed) - Class I (See Note 3)	(14,204)	(384)	—	(1,599)	(6,404)
Expenses (waived/reimbursed) - Class I-2 (See Note 3)	(36,270)	(261)	—	(184)	(10,098)
Net expenses	7,202,494	69,805	16,373,690	264,744	2,256,743
Net investment income (loss)	64,466,114	494,816	174,454,957	3,084,343	21,694,057
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) from:
Investments in securities of unaffiliated issuers	(4,743,155)	(214,825)	(13,664,230)	(1,440,058)	(794,873)
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers	77,918,340	1,164,374	(21,897,266)	3,102,216	14,883,383
Net realized and unrealized gain (loss) on investments and foreign currency	73,175,185	949,549	(35,561,496)	1,662,158	14,088,510
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$137,641,299	$1,444,365	$138,893,461	$4,746,501	$35,782,567

The accompanying notes are an integral part of these financial statements.

66

ARISTOTLE FUNDS SERIES TRUST
Statements of Operations
For the Period Ended September 30, 2024 (Unaudited)(Continued)

	Aristotle Strategic Income Fund	Aristotle Ultra Short Income Fund	Aristotle Core Equity Fund	Aristotle Growth Equity Fund	Aristotle International Equity Fund
INVESTMENT INCOME:
Dividend income - unaffiliated	$—	$—	$1,850,866	$728,586	$10,557,108
Less: Dividend withholding taxes	—	—	—	—	(977,819)
Interest income	98,627,137	1,291,638	74,021	63,513	424,641
Less: Interest withholding taxes	(19,779)	—	—	—	—
Total investment income	98,607,358	1,291,638	1,924,887	792,099	10,003,930
EXPENSES:
Investment advisory fee (See Note 3)	7,396,726	55,429	1,044,839	830,492	1,943,536
Supervision and Administration fee - Class A (See Note 3)	156,195	163	202	259	313
Supervision and Administration fee - Class C (See Note 3)	93,953	—	—	—	—
Supervision and Administration fee - Class I (See Note 3)	180,207	5,604	170,903	226,230	172,878
Supervision and Administration fee - Class I-2 (See Note 3)	2,180,170	9,753	142,347	9	409,870
Distribution and shareholder servicing fees - Class A	205,520	584	336	431	434
Distribution and shareholder servicing fees - Class C	494,489	—	—	—	—
Trustee fees and expenses	59,866	998	10,125	7,228	15,395
Legal fees	1,304	22	187	139	296
Miscellaneous expenses	2,074	93	—	—	—
Total expenses	10,770,504	72,646	1,368,939	1,064,788	2,542,722
Expenses (waived/reimbursed) - Class A (See Note 3)	(3,399)	(11)	—	—	—
Expenses (waived/reimbursed) - Class C (See Note 3)	(2,046)	—	—	—	—
Expenses (waived/reimbursed) - Class I (See Note 3)	(8,279)	(369)	(5,622)	(7,359)	(4,648)
Expenses (waived/reimbursed) - Class I-2 (See Note 3)	(47,447)	(640)	(4,683)	—	(11,035)
Net expenses	10,709,333	71,626	1,358,634	1,057,429	2,527,039
Net investment income (loss)	87,898,025	1,220,012	566,253	(265,330)	7,476,891
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) from:
Investments in securities of unaffiliated issuers	(10,332,000)	92,058	7,694,187	10,935,660	7,408,403
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers	66,964,067	114,182	25,991,302	18,329,665	45,894,695
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	72,454
Net realized and unrealized gain (loss) on investments and foreign currency	56,632,067	206,240	33,685,489	29,265,325	53,375,552
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 144,530,092	$1,426,252	$34,251,742	$28,999,995	$60,852,443

The accompanying notes are an integral part of these financial statements.

67

ARISTOTLE FUNDS SERIES TRUST
Statements of Operations
For the Period Ended September 30, 2024 (Unaudited)(Continued)

	Aristotle Small Cap Equity Fund	Aristotle Small/Mid Cap Equity Fund	Aristotle/Saul Global Equity Fund	Aristotle Value Equity Fund
INVESTMENT INCOME:
Dividend income - unaffiliated	$1,353,819	$254,384	$620,721	$6,320,270
Less: Dividend withholding taxes	(933)	(306)	(48,936)	(160,006)
Interest income	114,719	13,088	27,148	135,429
Total investment income	1,467,605	267,166	598,933	6,295,693
EXPENSES:
Investment advisory fee (See Note 3)	683,416	144,368	149,709	1,884,862
Supervision and Administration fee - Class A (See Note 3)	4,650	15,031	9	75
Supervision and Administration fee - Class C (See Note 3)	1,089	2,945	—	—
Supervision and Administration fee - Class I (See Note 3)	13	653	10	26
Supervision and Administration fee - Class I-2 (See Note 3)	255,655	36,734	44,893	479,674
Supervision and Administration fee - Class R6 (See Note 3)	1,156	—	—	4
Distribution and shareholder servicing fees - Class A	4,650	15,031	13	135
Distribution and shareholder servicing fees - Class C	4,355	11,778	—	—
Trustee fees and expenses	4,315	960	1,312	15,342
Legal fees	97	20	27	313
Interest expense	—	—	952	—
Total expenses	959,396	227,520	196,925	2,380,431
Expenses (waived/reimbursed) - Class A (See Note 3)	—	—	—	—
Expenses (waived/reimbursed) - Class C (See Note 3)	—	—	—	—
Expenses (waived/reimbursed) - Class I (See Note 3)	—	(14)	—	—
Expenses (waived/reimbursed) - Class I-2 (See Note 3)	(4,291)	—	(1,339)	(15,653)
Expenses (waived/reimbursed) - Class R6 (See Note 3)	(24)	—	—	(1)
Net expenses	955,081	227,506	195,586	2,364,777
Net investment income (loss)	512,524	39,660	403,347	3,930,916
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) from:
Investments in securities of unaffiliated issuers	1,821,294	2,316,003	8,824,556	10,649,599
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers	9,024,524	641,860	(6,935,807)	15,910,757
Translation of assets and liabilities denominated in foreign currencies	—	—	6,316	—
Net realized and unrealized gain (loss) on investments and foreign currency	10,845,818	2,957,863	1,895,065	26,560,356
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,358,342	$2,997,523	$2,298,412	$30,491,272

The accompanying notes are an integral part of these financial statements.

68

ARISTOTLE FUNDS SERIES TRUST
Statements of Operations
For the Period Ended September 30, 2024 (Unaudited)(Continued)

	Aristotle Portfolio Optimization Aggressive Growth Fund	Aristotle Portfolio Optimization Conservative Fund	Aristotle Portfolio Optimization Growth Fund	Aristotle Portfolio Optimization Moderate Conservative Fund	Aristotle Portfolio Optimization Moderate Fund
INVESTMENT INCOME:
Dividend income - unaffiliated	$1,357,224	$694,853	$3,068,087	$1,001,117	$2,961,766
Dividend income - affiliated	411,846	2,194,478	2,893,592	2,534,276	6,520,327
Interest income	14,976	9,260	35,516	12,821	40,679
Total investment income	1,784,046	2,898,591	5,997,195	3,548,214	9,522,772
EXPENSES:
Investment advisory fee	271,047	140,752	654,793	208,513	732,340
Supervision and Administration fee - Class A	298,460	152,093	735,225	239,098	822,876
Supervision and Administration fee - Class C	28,956	18,078	66,307	16,569	67,466
Supervision and Administration fee - Class I-2	11,394	5,768	16,960	4,975	25,082
Distribution and shareholder servicing fees - Class A	298,460	152,093	735,225	239,098	822,876
Distribution and shareholder servicing fees - Class C	115,822	72,312	265,229	66,275	269,865
Trustee fees and expenses	6,593	3,512	16,060	5,142	17,993
Legal fees	123	64	299	95	335
Total expenses	1,030,855	544,672	2,490,098	779,765	2,758,833
Expenses (waived/reimbursed) - Class A (See Note 3)	—	—	—	—	—
Expenses (waived/reimbursed) - Class C (See Note 3)	—	—	—	—	—
Expenses (waived/reimbursed) - Class I-2 (See Note 3)	—	—	—	—	—
Net expenses	1,030,855	544,672	2,490,098	779,765	2,758,833
Net investment income (loss)	753,191	2,353,919	3,507,097	2,768,449	6,763,939
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) from:
Investments in securities of unaffiliated issuers	669,238	674,116	1,573,513	548,476	2,565,595
Investments in securities of affiliated issuers	1,599,660	268,807	3,420,858	769,251	3,611,487
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers	7,848,233	1,237,231	16,860,870	3,489,634	12,101,231
Investments in securities of affiliated issuers	10,781,835	3,097,083	23,573,791	5,550,563	24,824,260
Net realized and unrealized gain (loss) on investments and foreign currency	20,898,966	5,277,237	45,429,032	10,357,924	43,102,573
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 21,652,157	$7,631,156	$48,936,129	$13,126,373	$49,866,512

The accompanying notes are an integral part of these financial statements.

69

ARISTOTLE FUNDS SERIES TRUST
Statements of Changes in Net Assets

	Aristotle Core Income Fund		Aristotle ESG Core Bond Fund		Aristotle Floating Rate Income Fund
	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$64,466,114	$79,562,640	$494,816	$882,966	$174,454,957	$329,124,502
Net realized gain (loss) from investments and foreign currency	(4,743,155)	(20,595,252)	(214,825)	(548,466)	(13,664,230)	(58,790,213)
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	77,918,340	23,907,873	1,164,374	588,390	(21,897,266)	166,695,920
Net increase/(decrease) in net assets from operations	137,641,299	82,875,261	1,444,365	922,890	138,893,461	437,030,209
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders
Class A	(2,572,277)	(4,102,252)	—	—	(10,834,669)	(22,945,559)
Class C	(769,747)	(894,056)	—	—	(4,467,777)	(8,829,783)
Class I(a)(b)	(17,758,646)	(24,706,812)	(296,098)	(522,323)	(73,456,507)	(137,147,018)
Class I-2	(44,976,862)	(49,022,375)	(206,902)	(355,545)	(85,722,436)	(160,239,909)
Total distributions to shareholders	(66,077,532)	(78,725,495)	(503,000)	(877,868)	(174,481,389)	(329,162,269)
CAPITAL TRANSACTIONS:
Proceeds from shares sold - Class A	29,620,649	37,389,150			47,788,844	97,687,593
Proceeds from shares sold - Class C	15,601,499	19,426,582			22,828,875	36,138,381
Proceeds from shares sold - Class I(a)(b)	175,914,488	683,598,662	1,147,082	2,590,052	516,066,648	729,476,268
Proceeds from shares sold - Class I-2	676,928,935	1,322,501,825	132,873	21,006	600,406,070	1,052,260,805
Reinvestments - Class A	2,456,275	3,873,499			10,124,296	21,895,323
Reinvestments - Class C	724,254	839,982			4,368,141	8,664,189
Reinvestments - Class I(a)(b)	17,453,736	24,181,542	296,098	522,323	52,163,185	95,545,145
Reinvestments - Class I-2	39,485,715	41,745,579	206,902	355,545	79,408,289	149,752,306
Cost of shares redeemed - Class A	(20,716,706)	(34,797,375)			(57,792,537)	(127,109,495)
Cost of shares redeemed - Class C	(3,982,809)	(10,085,378)			(23,639,863)	(40,421,856)
Cost of shares redeemed - Class I(a)(b)	(80,429,830)	(260,917,740)	(3,971,749)	(485,550)	(425,827,393)	(744,172,310)
Cost of shares redeemed - Class I-2	(233,207,986)	(416,192,239)	—	(21,836)	(586,877,606)	(1,176,458,830)
Cost of shares redeemed - Class P(a)(b)		(1,465,744)				(579,701)
Net increase (decrease) in net assets from capital transactions	619,848,220	1,410,098,345	(2,188,794)	2,981,540	239,016,949	102,677,818
Total increase/(decrease) in net assets	$691,411,987	$1,414,248,111	$(1,247,429)	$3,026,562	$203,429,021	$210,545,758
NET ASSETS:
Beginning of the period	$2,324,919,619	$910,671,508	$29,343,431	$26,316,869	$3,942,148,875	$3,731,603,117
End of the period	$3,016,331,606	$2,324,919,619	$28,096,002	$29,343,431	$4,145,577,896	$3,942,148,875
Class A
Shares sold	3,039,923	3,921,742			5,018,822	10,361,893
Shares reinvested	254,443	406,688			1,064,670	2,321,833
Shares redeemed	(2,133,044)	(3,660,783)			(6,071,616)	(13,502,937)
Net (Decrease)/Increase	1,161,322	667,647			11,876	(819,211)
Class C
Shares sold	1,602,949	2,051,303			2,400,520	3,828,430
Shares reinvested	75,031	88,157			460,017	919,809
Shares redeemed	(411,898)	(1,080,334)			(2,489,689)	(4,301,621)
Net (Decrease)/Increase	1,266,082	1,059,126			370,848	446,618
Class I(a)(b)
Shares sold	18,158,423	71,098,636	134,082	305,751	54,141,047	77,267,205
Shares received through reorganization		7,228,019				3,138,540
Shares reinvested	1,806,593	2,535,206	34,404	61,689	5,479,207	10,117,681
Shares redeemed	(8,308,900)	(27,392,553)	(461,569)	(57,329)	(44,723,381)	(79,045,712)
Net Increase	11,656,116	53,469,308	(293,083)	310,111	14,896,873	11,477,714

The accompanying notes are an integral part of these financial statements.

70

ARISTOTLE FUNDS SERIES TRUST
Statements of Changes in Net Assets(Continued)

	Aristotle Core Income Fund		Aristotle ESG Core Bond Fund		Aristotle Floating Rate Income Fund
	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Class I-2
Shares sold	69,598,799	138,938,770	15,517	2,471	62,873,440	111,186,410
Shares reinvested	4,075,843	4,371,010	24,000	41,992	8,318,930	15,822,511
Shares redeemed	(24,023,916)	(44,448,446)	—	(2,513)	(61,623,473)	(124,732,018)
Net (Decrease)/Increase	49,650,726	98,861,334	39,517	41,950	9,568,897	2,276,903
Class P(a)(b)
Shares sold		—				—
Shares reinvested		—				—
Shares redeemed		(149,904)				(62,249)
Shares reorganized into Class I shares		(7,198,335)				(3,138,541)
Net (Decrease)/Increase		(7,348,239)				(3,200,790)

(a)
On April 17, 2023, the Pacific Funds Core Income - Class P and Class I shares merged into Aristotle Core Income Fund - Class I shares. The exchange rate for Class P shares merging into Class I shares was 1 to 1.004.

(b)
On April 17, 2023, the Pacific Funds Floating Rate Income - Class P and Class I shares merged into Aristotle Floating Rate Income Fund - Class I shares. The exchange rate for Class P shares merging into Class I shares was 1 to 1.

The accompanying notes are an integral part of these financial statements.

71

ARISTOTLE FUNDS SERIES TRUST
Statements of Changes in Net Assets(Continued)

	Aristotle High Yield Bond Fund		Aristotle Short Duration Income Fund		Aristotle Strategic Income Fund
	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,084,343	$5,364,784	$21,694,057	$45,257,583	$87,898,025	$110,154,046
Net realized gain (loss) from investments and foreign currency	(1,440,058)	(3,530,533)	(794,873)	(10,811,672)	(10,332,000)	(35,859,018)
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	3,102,216	5,964,343	14,883,383	22,906,743	66,964,067	94,825,726
Net increase/(decrease) in net assets from operations	4,746,501	7,798,594	35,782,567	57,352,654	144,530,092	169,120,754
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders
Class A	(183,692)	(396,170)	(2,273,248)	(4,167,999)	(4,791,465)	(6,459,902)
Class C	(16,845)	(41,242)	(519,038)	(938,373)	(2,539,600)	(3,330,097)
Class I(a)	(2,644,405)	(4,170,760)	(7,493,427)	(17,435,747)	(12,560,537)	(11,740,312)
Class I-2	(270,203)	(708,969)	(11,826,507)	(22,362,375)	(69,971,845)	(87,221,853)
Total distributions to shareholders	(3,115,145)	(5,317,141)	(22,112,220)	(44,904,494)	(89,863,447)	(108,752,164)
CAPITAL TRANSACTIONS:
Proceeds from shares sold - Class A	608,850	2,267,221	10,371,489	24,022,165	48,648,079	76,319,905
Proceeds from shares sold - Class C	15,860	192,881	3,058,257	7,542,077	28,451,664	42,050,787
Proceeds from shares sold - Class I(a)	21,851,394	24,542,244	56,174,808	337,848,604	154,782,614	254,629,459
Proceeds from shares sold - Class I-2	941,490	5,064,830	105,286,954	206,692,987	680,478,145	1,341,195,001
Reinvestments - Class A	178,520	389,897	2,059,626	3,699,368	4,137,130	5,575,636
Reinvestments - Class C	16,806	37,754	513,304	925,613	2,392,670	3,055,825
Reinvestments - Class I(a)	2,644,368	4,170,553	7,492,799	17,435,694	12,492,511	11,740,667
Reinvestments - Class I-2	270,202	708,969	11,499,807	21,943,574	61,143,102	77,521,882
Cost of shares redeemed - Class A	(923,523)	(3,052,009)	(13,663,124)	(52,442,093)	(25,071,619)	(33,747,906)
Cost of shares redeemed - Class C	(188,234)	(498,801)	(6,254,694)	(13,303,535)	(10,483,567)	(20,478,998)
Cost of shares redeemed - Class I(a)	(9,467,751)	(31,161,269)	(158,709,884)	(178,601,309)	(48,338,392)	(43,618,751)
Cost of shares redeemed - Class I-2	(5,722,940)	(3,736,860)	(125,707,325)	(412,949,978)	(269,227,743)	(577,645,445)
Cost of shares redeemed - Class P(a)		(1,161,212)
Net increase (decrease) in net assets from capital transactions	10,225,042	(2,235,802)	(107,877,983)	(37,186,833)	639,404,594	1,136,598,062
Total increase/(decrease) in net assets	$11,856,398	$245,651	$(94,207,636)	$(24,738,673)	$694,071,239	$1,196,966,652
NET ASSETS:
Beginning of the period	$78,424,244	$78,178,593	$969,945,794	$994,684,467	$2,673,371,624	$1,476,404,972
End of the period	$90,280,642	$78,424,244	$875,738,158	$969,945,794	$3,367,442,863	$2,673,371,624
Class A
Shares sold	64,699	249,741	1,016,971	2,393,801	4,619,049	7,417,522
Shares reinvested	19,107	42,843	202,626	368,801	394,003	544,338
Shares redeemed	(98,873)	(335,336)	(1,340,720)	(5,231,387)	(2,383,254)	(3,293,814)
Net (Decrease)/Increase	(15,067)	(42,752)	(121,123)	(2,468,785)	2,629,798	4,668,046
Class C
Shares sold	1,708	21,012	301,428	751,050	2,713,942	4,101,647
Shares reinvested	1,804	4,155	50,663	92,450	228,744	299,316
Shares redeemed	(20,197)	(54,650)	(616,950)	(1,330,142)	(1,002,838)	(2,008,756)
Net (Decrease)/Increase	(16,685)	(29,483)	(264,859)	(486,642)	1,939,848	2,392,207
Class I(a)
Shares sold	2,389,066	2,735,693	5,516,564	33,767,427	14,791,230	24,724,710
Shares received through reorganization		6,685,118		—		—
Shares reinvested	286,986	464,384	738,438	1,740,654	1,197,699	1,150,592
Shares redeemed	(1,025,481)	(3,500,300)	(15,688,737)	(17,837,221)	(4,640,925)	(4,301,365)
Net Increase	1,650,571	6,384,895	(9,433,735)	17,670,860	11,348,004	21,573,937

The accompanying notes are an integral part of these financial statements.

72

ARISTOTLE FUNDS SERIES TRUST
Statements of Changes in Net Assets(Continued)

	Aristotle High Yield Bond Fund		Aristotle Short Duration Income Fund		Aristotle Strategic Income Fund
	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Class I-2
Shares sold	100,606	553,034	10,318,957	20,559,011	64,597,747	130,766,398
Shares reinvested	28,883	77,672	1,130,943	2,186,629	5,821,779	7,562,089
Shares redeemed	(610,304)	(408,442)	(12,345,865)	(41,126,558)	(25,586,823)	(56,326,296)
Net (Decrease)/Increase	(480,815)	222,264	(895,965)	(18,380,918)	44,832,703	82,002,191
Class P(a)
Shares sold		—
Shares reinvested		—
Shares redeemed		(129,263)
Shares reorganized into Class I shares		(6,677,698)
Net (Decrease)/Increase		(6,806,961)

(a)
On April 17, 2023, the Pacific Funds High Income - Class P and Class I shares merged into Aristotle High Yield Bond Fund - Class I shares. The exchange rate for Class P shares merging into Class I shares was 1 to 1.001.

The accompanying notes are an integral part of these financial statements.

73

ARISTOTLE FUNDS SERIES TRUST
Statements of Changes in Net Assets(Continued)

	Aristotle Ultra Short Income Fund		Aristotle Core Equity Fund			Aristotle Growth Equity Fund
	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Period Ended September 30, 2024 (Unaudited)	Period Ended March 31, 2024(b)	Year Ended December 31, 2023	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,220,012	$2,926,205	$566,253	$319,814	$1,413,282	$(265,330)	$(132,677)
Net realized gain (loss) from investments and foreign currency	92,058	(45,110)	7,694,187	8,792,225	(7,188,811)	10,935,660	40,439,200
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	114,182	346,223	25,991,302	36,430,669	70,580,603	18,329,665	31,659,984
Net increase/(decrease) in net assets from operations	1,426,252	3,227,318	34,251,742	45,542,708	64,805,074	28,999,995	71,966,507
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders
Class A	(12,034)	(17,054)	—	—	(295)	—	(10,831)
Class I(a)	(431,452)	(786,697)	—	—	(696,029)	—	(37,989,806)
Class I-2	(749,839)	(2,077,465)	—	—	(1,393,559)	—	—
Total distributions to shareholders	(1,193,325)	(2,881,216)	—	—	(2,089,883)	—	(38,000,637)
CAPITAL TRANSACTIONS:
Proceeds from shares sold - Class A	88,343	486,912	415,238	287	42,007	375,621	253,996
Proceeds from shares sold - Class I(a)	587,150	2,044,200	28,020,926	573,784	6,944,801	52,075,060	135,369,806
Proceeds from shares sold - Class I-2	1,642,553	5,416,982	7,966,278	3,595,864	20,524,180	1,182	10,068
Reinvestments - Class A	12,005	16,914	—	—	295	—	10,832
Reinvestments - Class I(a)	431,452	786,605	—	—	696,029	—	37,989,805
Reinvestments - Class I-2	747,252	2,077,080	—	—	1,354,733	—	—
Proceeds from merger - Class I			—	—	196,500,075
Cost of shares redeemed - Class A	(27,191)	(72,770)	(1,544)	(1,000)	(15)	(26,435)	(22,000)
Cost of shares redeemed - Class I(a)	(3,192,308)	(376,387)	(32,572,503)	(20,433,750)	(11,098,647)	(48,390,635)	(75,800,656)
Cost of shares redeemed - Class I-2	(14,618,860)	(26,244,693)	(10,246,017)	(14,358,094)	(48,331,781)	(1,120)	—
Net increase (decrease) in net assets from capital transactions	(14,329,604)	(15,865,157)	(6,417,622)	(30,622,909)	166,631,677	4,033,673	97,811,851
Total increase/(decrease) in net assets	$(14,096,677)	$(15,519,055)	$27,834,120	$14,919,799	$229,346,868	$33,033,668	$131,777,721
NET ASSETS:
Beginning of the period	$47,880,950	$63,400,005	411,722,038	396,802,239	167,455,371	$277,945,796	$146,168,075
End of the period	$33,784,273	$47,880,950	$439,556,158	$411,722,038	$396,802,239	$310,979,464	$277,945,796
Class A
Shares sold	8,764	48,698	31,734	24	4,120	38,793	30,124
Shares reinvested	1,191	1,686	—	—	26	—	1,344
Shares redeemed	(2,701)	(7,271)	(116)	(84)	(1)	(2,774)	(2,520)
Net (Decrease)/Increase	7,254	43,113	31,618	(60)	4,145	36,019	28,948
Class I(a)
Shares sold	59,012	206,904	2,069,838	49,251	660,166	3,632,658	10,568,602
Shares received through reorganization			—	—	19,415,441
Shares reinvested	43,369	79,184	—	—	59,899	—	3,058,309
Shares redeemed	(320,027)	(37,938)	(2,452,592)	(1,670,890)	(1,019,363)	(3,273,851)	(5,672,558)
Net Increase	(217,646)	248,150	(382,754)	(1,621,639)	19,116,143	358,807	7,954,353
Class I-2
Shares sold	165,362	548,482	334,231	162,729	1,124,337	78	782
Shares reinvested	75,131	208,803	—	—	70,101	—	—
Shares redeemed	(1,468,966)	(2,656,434)	(432,892)	(649,406)	(2,607,478)	(74)	—
Net (Decrease)/Increase	(1,228,473)	(1,899,149)	(98,661)	(486,677)	(1,413,040)	4	782

(a)	On April 17, 2023, the PF Growth Fund - Class P shares merged into Aristotle Growth Equity Fund - Class I shares.
(b)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

74

ARISTOTLE FUNDS SERIES TRUST
Statements of Changes in Net Assets(Continued)

	Aristotle International Equity Fund			Aristotle Small Cap Equity Fund			Aristotle Small/Mid Cap Equity Fund
	Period Ended September 30, 2024 (Unaudited)	Period Ended March 31, 2024(c)	Year Ended December 31, 2023	Period Ended September 30, 2024 (Unaudited)	Period Ended March 31, 2024(c)	Year Ended December 31, 2023	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,476,891	$1,098,993	$5,622,290	$512,524	$142,020	$873,552	$39,660	$161,002
Net realized gain (loss) from investments and foreign currency	7,408,403	741,809	(10,142,169)	1,821,294	1,070,135	(1,898,644)	2,316,003	11,847,879
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	45,967,149	19,357,029	93,139,980	9,024,524	6,580,410	15,174,739	641,860	(6,730,762)
Net increase/(decrease) in net assets from operations	60,852,443	21,197,831	88,620,101	11,358,342	7,792,565	14,149,647	2,997,523	5,278,119
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders
Class A	—	—	—	—	—	—	—	(5,737,120)
Class C				—	—	—	—	(1,080,539)
Class I(a)	—	—	(425,515)	—	—	—	—	(70,032)
Class I-2	—	—	(6,763,144)	—	—	(1,767,917)	—	(11,184,884)
Class R6				—	—	(176)
Total distributions to shareholders	—	—	(7,188,659)	—	—	(1,768,093)	—	(18,072,575)
CAPITAL TRANSACTIONS:
Proceeds from shares sold - Class A	591,785	9,574	1,000	828,954	59,130	56,361	774,762	11,029,453
Proceeds from shares sold - Class C				46,359	4,068	25,339	109,155	153,213
Proceeds from shares sold - Class I(a)	47,282,183	7,103,845	4,201,132	—	10,000	—	56,456	562,641
Proceeds from shares sold - Class I-2	44,821,964	29,384,352	107,590,423	9,327,123	2,366,427	5,855	933,813	5,492,599
Proceeds from shares sold - Class I-3				—	—	23,979,139
Proceeds from shares sold - Class R6				—	—	—
Reinvestments - Class A	—	—	—	—	—	—	—	5,670,576
Reinvestments - Class C	—	—	—	—	—	—	—	1,079,325
Reinvestments - Class I(a)	—	—	425,515	—	—	—	—	70,032
Reinvestments - Class I-2	—	—	6,336,047	—	—	—	—	11,027,923
Reinvestments - Class I-3				—	—	1,731,338
Reinvestments - Class R6				—	—	176
Proceeds from merger - Class A				—	—	3,476,633
Proceeds from merger - Class C				—	—	852,283
Proceeds from merger - Class I	—	—	182,607,294
Proceeds from merger - Class I-2				—	—	15,893,062
Proceeds from merger - Class R6				—	—	1,070,788
Cost of shares redeemed - Class A	(2,593)	—	—	(544,497)	(264,288)	(250,528)	(2,336,501)	(12,695,673)
Cost of shares redeemed - Class C				(246,282)	(31,268)	(17,240)	(742,404)	(3,028,713)
Cost of shares redeemed - Class I(a)	(44,588,079)	(24,326,890)	(13,203,788)	—	—	—	(120,289)	(424,750)
Cost of shares redeemed - Class I-2	(45,743,012)	(21,146,217)	(128,295,688)	(18,620,118)	(6,689,307)	(64,954)	(5,414,702)	(49,170,836)
Cost of shares redeemed - Class I-3				—	—	(39,874,648)
Cost of shares redeemed - Class R6				(40,751)	(100,000)	—
Net increase (decrease) in net assets from capital transactions	2,362,248	(8,975,336)	159,661,935	(9,249,212)	(4,645,238)	6,883,604	(6,739,710)	(30,234,210)
Total increase/(decrease) in net assets	$63,214,691	$12,222,495	$241,093,377	$2,109,130	$3,147,327	$19,265,158	$(3,742,187)	$(43,028,666)
NET ASSETS:
Beginning of the period	631,892,678	619,670,183	378,576,806	$213,038,840	$209,891,513	$190,626,355	$48,077,003	$91,105,669
End of the period	$ 695,107,369	$631,892,678	$619,670,183	$215,147,970	$213,038,840	$209,891,513	$44,334,816	$48,077,003
Class A
Shares sold	56,842	969	100	56,827	4,381	4,373	109,637	1,332,279
Shares received through reorganization				—	—	290,898	—	—
Shares reinvested	—	—	—	—	—	—	—	892,909
Shares redeemed	(233)	—	—	(39,155)	(19,129)	(19,325)	(334,185)	(1,797,011)
Net (Decrease)/Increase	56,609	969	100	17,672	(14,748)	275,946	(224,548)	428,177

The accompanying notes are an integral part of these financial statements.

75

ARISTOTLE FUNDS SERIES TRUST
Statements of Changes in Net Assets(Continued)

	Aristotle International Equity Fund			Aristotle Small Cap Equity Fund			Aristotle Small/Mid Cap Equity Fund
	Period Ended September 30, 2024 (Unaudited)	Period Ended March 31, 2024(c)	Year Ended December 31, 2023	Period Ended September 30, 2024 (Unaudited)	Period Ended March 31, 2024(c)	Year Ended December 31, 2023	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Class C
Shares sold				3,372	316	1,983	17,509	20,729
Shares received through reorganization				—	—	74,917
Shares reinvested				—	—	—	—	194,157
Shares redeemed				(18,193)	(2,377)	(1,437)	(120,320)	(397,857)
Net (Decrease)/Increase				(14,821)	(2,061)	75,463	(102,811)	(182,971)
Class I(a)
Shares sold	4,250,261	668,585	428,916	—	720		6,852	68,941
Shares received through reorganization	—	—	19,448,229
Shares reinvested	—	—	39,768	—	—		—	9,337
Shares redeemed	(4,004,570)	(2,275,856)	(1,321,131)	—	—		(14,471)	(44,169)
Net Increase	245,691	(1,607,271)	18,595,782	—	720		(7,619)	34,109
Class I-2(b)
Shares sold	3,261,116	2,230,136	8,725,686	621,329	166,374	482	129,650	668,249
Shares received through reorganization				—	—	1,297,021
Shares reinvested	—	—	518,807	—	—	—	—	1,687,565
Shares redeemed	(3,285,864)	(1,595,823)	(10,593,473)	(1,242,003)	(468,930)	(5,367)	(752,420)	(5,590,077)
Shares reorganized into Class I-3 shares				—	—	(1,292,136)
Net (Decrease)/Increase	(24,748)	634,313	(1,348,980)	(620,674)	(302,556)	—	(622,770)	(3,234,263)
Class I-3(b)
Shares sold						1,728,255
Shares issued upon conversion.						1,262,249
Shares reinvested						132,246
Shares redeemed						(2,950,039)
Net (Decrease)/Increase						172,711
Class R6
Shares sold				—	—	—
Shares received through reorganization				—	—	90,862
Shares reinvested				—	—	13
Shares redeemed				(2,947)	(7,474)	—
Net (Decrease)/Increase				(2,947)	(7,474)	90,875

(a)	On April 17, 2023, the Pacific Funds Small/Mid Cap - Class R6 shares merged into the Aristotle Small/Mid Cap Equity Fund - Class I shares.
(b)
On November 6, 2023, the Aristotle Small Cap Equity Fund’s Class I-2 shares were merged into Class I-3 shares. Class I-3 was subsequently renamed class I-2 and the Class I-3 name was discontinued following that merger.

(c)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

76

ARISTOTLE FUNDS SERIES TRUST
Statements of Changes in Net Assets(Continued)

	Aristotle/Saul Global Equity Fund			Aristotle Value Equity Fund
	Period Ended September 30, 2024 (Unaudited)	Period Ended March 31, 2024(a)	Year Ended December 31, 2023	Period Ended September 30, 2024 (Unaudited)	Period Ended March 31, 2024(a)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$403,347	$89,411	$714,791	$3,930,916	$1,758,795	$9,187,815
Net realized gain (loss) from investments and foreign currency	8,824,556	137,034	3,496,196	10,649,599	12,574,697	(5,331,990)
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(6,929,491)	3,300,731	6,210,111	15,910,757	34,165,740	115,089,712
Net increase/(decrease) in net assets from operations	2,298,412	3,527,176	10,421,098	30,491,272	48,499,232	118,945,537
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders
Class A	—	—	—	—	—	—
Class I	—	—	—	—	—	(656)
Class I-2	—	—	(3,642,990)	—	—	(7,884,459)
Total distributions to shareholders	—	—	(3,642,990)	—	—	(7,885,115)
CAPITAL TRANSACTIONS:
Proceeds from shares sold - Class A	496	9,578	—	3,291	99,697	1,000
Proceeds from shares sold - Class I	—	10,000	—	—	10,000	25,000
Proceeds from shares sold - Class I-2	473,240	2,135,144	8,832,719	51,168,878	20,521,434	89,823,260
Proceeds from shares sold - Class R6				—	10,000	—
Reinvestments - Class A	—	—	—	—	—	—
Reinvestments - Class I	—	—	—	—	—	—
Reinvestments - Class I-2	—	—	2,305,631	—	—	7,688,646
Cost of shares redeemed - Class A	—	—	—	—	—	—
Cost of shares redeemed - Class I	—	—	—	—	—	—
Cost of shares redeemed - Class I-2	(26,545,103)	(2,083,925)	(27,343,056)	(74,288,304)	(52,244,265)	(212,731,589)
Net increase (decrease) in net assets from capital transactions	(26,071,367)	70,797	(16,204,706)	(23,116,135)	(31,603,134)	(115,193,683)
Total increase/(decrease) in net assets	$(23,772,955)	$3,597,973	$(9,426,598)	$7,375,137	$16,896,098	$(4,133,261)
NET ASSETS:
Beginning of the period	$61,670,696	$58,072,723	$67,499,321	$696,085,108	$679,189,010	$683,322,271
End of the period	$37,897,741	$61,670,696	$58,072,723	$703,460,245	$696,085,108	$679,189,010
Class A
Shares sold	32	670	—	310	9,895	100
Shares reinvested	—	—	—	—	—	—
Shares redeemed	—	—	—	—	—	—
Net (Decrease)/Increase	32	670	—	310	9,895	100
Class I
Shares sold	—	700	—	—	1,038	2,500
Shares reinvested	—	—	—	—	—	—
Shares redeemed	—	—	—	—	—	—
Net Increase	—	700	—	—	1,038	2,500
Class I-2
Shares sold	30,976	148,394	639,451	2,378,812	990,753	4,913,806
Shares reinvested	—	—	163,340	—	—	378,378
Shares redeemed	(1,708,875)	(143,506)	(1,990,110)	(3,435,885)	(2,541,271)	(11,661,439)
Net (Decrease)/Increase	(1,677,899)	4,888	(1,187,319)	(1,057,073)	(1,550,518)	(6,369,255)
Class R6
Shares sold				—	487	—
Shares reinvested				—	—	—
Shares redeemed				—	—	—
Net (Decrease)/Increase				—	487	—

(a)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

77

ARISTOTLE FUNDS SERIES TRUST
Statements of Changes in Net Assets(Continued)

	Aristotle Portfolio Optimization Aggressive Growth Fund		Aristotle Portfolio Optimization Conservative Fund		Aristotle Portfolio Optimization Growth Fund
	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$753,191	$5,646,480	$2,353,919	$5,349,516	$3,507,097	$16,747,897
Net realized gain (loss) from affiliated and unaffiliated investments	2,268,898	(11,536,496)	942,923	(7,047,835)	4,994,371	(19,561,429)
Unrealized appreciation (depreciation) on affiliated and unaffiliated investments	18,630,068	52,794,369	4,334,314	13,087,063	40,434,661	103,056,292
Net increase/(decrease) in net assets from operations	21,652,157	46,904,353	7,631,156	11,388,744	48,936,129	100,242,760
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders
Class A	—	(3,903,619)	—	(4,221,357)	—	(7,713,835)
Class C	—	(397,620)	—	(548,829)	—	(682,601)
Class I-2	—	(156,412)	—	(162,633)	—	(189,559)
Total distributions to shareholders	—	(4,457,651)	—	(4,932,819)	—	(8,585,995)
CAPITAL TRANSACTIONS:
Proceeds from shares sold - Class A	4,804,328	11,672,238	2,662,426	5,389,279	10,481,599	23,842,212
Proceeds from shares sold - Class C	1,089,386	2,552,456	139,049	581,048	1,703,016	4,599,633
Proceeds from shares sold - Class I-2	606,377	1,746,748	563,985	639,266	2,145,626	3,256,008
Reinvestments - Class A	—	3,885,617	—	4,176,034	—	7,656,828
Reinvestments - Class C	—	397,207	—	546,749	—	678,872
Reinvestments - Class I-2	—	153,185	—	160,167	—	187,419
Cost of shares redeemed - Class A	(20,134,713)	(40,956,243)	(11,985,330)	(29,553,579)	(46,041,260)	(105,558,714)
Cost of shares redeemed - Class C	(4,181,365)	(9,040,427)	(3,477,124)	(9,668,023)	(8,978,399)	(21,536,033)
Cost of shares redeemed - Class I-2	(716,006)	(3,632,676)	(1,098,204)	(3,051,501)	(3,876,692)	(7,326,555)
Net increase (decrease) in net assets from capital transactions	(18,531,993)	(33,221,895)	(13,195,198)	(30,780,560)	(44,566,110)	(94,200,330)
Total increase/(decrease) in net assets	$3,120,164	$9,224,807	$(5,564,042)	$(24,324,635)	$4,370,019	$(2,543,565)
NET ASSETS:
Beginning of the period	$275,638,995	$266,414,188	$145,961,190	$170,285,825	$664,391,832	$666,935,397
End of the period	$278,759,159	$275,638,995	$140,397,148	$145,961,190	$668,761,851	$664,391,832
Class A
Shares sold	373,001	1,012,843	265,796	566,531	873,525	2,198,536
Shares reinvested	—	331,417	—	433,199	—	683,902
Shares redeemed	(1,542,815)	(3,550,493)	(1,205,392)	(3,102,188)	(3,800,753)	(9,724,747)
Net (Decrease)/Increase	(1,169,814)	(2,206,233)	(939,596)	(2,102,458)	(2,927,228)	(6,842,309)
Class C
Shares sold	91,020	238,894	14,748	63,567	149,949	446,050
Shares reinvested	—	36,865	—	59,172	—	64,222
Shares redeemed	(350,454)	(843,882)	(367,663)	(1,061,157)	(792,121)	(2,106,400)
Net (Decrease)/Increase	(259,434)	(568,123)	(352,915)	(938,418)	(642,172)	(1,596,128)
Class I-2
Shares sold	45,795	148,034	56,319	66,377	176,132	294,804
Shares reinvested	—	12,882	—	16,444	—	16,499
Shares redeemed	(55,037)	(312,011)	(109,336)	(318,162)	(313,333)	(667,686)
Net (Decrease)/Increase	(9,242)	(151,095)	(53,017)	(235,341)	(137,201)	(356,383)

The accompanying notes are an integral part of these financial statements.

78

ARISTOTLE FUNDS SERIES TRUST
Statements of Changes in Net Assets(Continued)

	Aristotle Portfolio Optimization Moderate Conservative Fund		Aristotle Portfolio Optimization Moderate Fund
	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,768,449	$6,982,278	$6,763,939	$20,237,706
Net realized gain (loss) from affiliated and unaffiliated investments	1,317,727	(9,398,752)	6,177,082	(9,402,629)
Unrealized appreciation (depreciation) on affiliated and unaffiliated investments	9,040,197	23,749,262	36,925,491	87,627,835
Net increase/(decrease) in net assets from operations	13,126,373	21,332,788	49,866,512	98,462,912
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders
Class A	—	(5,077,544)	—	(10,904,405)
Class C	—	(393,470)	—	(910,318)
Class I-2	—	(120,076)	—	(346,007)
Total distributions to shareholders	—	(5,591,090)	—	(12,160,730)
CAPITAL TRANSACTIONS:
Proceeds from shares sold - Class A	3,708,562	6,493,946	10,819,029	24,247,993
Proceeds from shares sold - Class C	443,100	878,337	1,621,555	4,246,163
Proceeds from shares sold - Class I-2	816,106	1,006,586	7,332,593	3,197,634
Reinvestments - Class A	—	5,005,448	—	10,811,751
Reinvestments - Class C	—	387,288	—	908,125
Reinvestments - Class I-2	—	119,706	—	339,523
Cost of shares redeemed - Class A	(16,710,774)	(40,306,443)	(57,651,140)	(122,206,976)
Cost of shares redeemed - Class C	(3,454,291)	(6,458,248)	(11,022,636)	(23,877,108)
Cost of shares redeemed - Class I-2	(1,872,183)	(1,593,735)	(4,677,036)	(7,479,742)
Net increase (decrease) in net assets from capital transactions	(17,069,480)	(34,467,115)	(53,577,635)	(109,812,637)
Total increase/(decrease) in net assets	$(3,943,107)	$(18,725,417)	$(3,711,123)	$(23,510,455)
NET ASSETS:
Beginning of the period	$ 212,314,688	$231,040,105	$746,066,500	$769,576,955
End of the period	$ 208,371,581	$212,314,688	$742,355,377	$746,066,500
Class A
Shares sold	363,278	669,034	957,029	2,353,302
Shares reinvested	—	506,110	—	1,012,341
Shares redeemed	(1,610,870)	(4,160,260)	(5,065,186)	(11,822,329)
Net (Decrease)/Increase	(1,247,592)	(2,985,116)	(4,108,157)	(8,456,686)
Class C
Shares sold	44,152	94,942	150,124	426,954
Shares reinvested	—	40,983	—	88,945
Shares redeemed	(352,307)	(699,173)	(1,023,583)	(2,421,190)
Net (Decrease)/Increase	(308,155)	(563,248)	(873,459)	(1,905,291)
Class I-2
Shares sold	77,364	103,659	619,743	306,872
Shares reinvested	—	11,947	—	31,408
Shares redeemed	(176,574)	(162,654)	(405,909)	(719,078)
Net (Decrease)/Increase	(99,210)	(47,048)	213,834	(380,798)

The accompanying notes are an integral part of these financial statements.

79

Aristotle Core Income Fund
Financial Highlights
Class A

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(e)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$9.64	$9.68	$10.41	$11.18	$10.60	$10.52
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.23	0.42	0.31	0.20	0.22	0.29
Net realized and unrealized gain (loss) on investments	0.25	(0.06)	(0.72)	(0.52)	0.66	0.08
Total from investment operations	0.48	0.36	(0.41)	(0.32)	0.88	0.37
LESS DISTRIBUTIONS FROM:
From net investment income	(0.23)	(0.40)	(0.32)	(0.21)	(0.22)	(0.29)
From net realized gains	—	—	—	(0.24)	(0.08)	—
Total distributions	(0.23)	(0.40)	(0.32)	(0.45)	(0.30)	(0.29)
Net asset value, end of period	$9.89	$9.64	$9.68	$10.41	$11.18	$10.60
Total return(b)(c)	5.03%	3.87%	(3.90)%	(3.11)%	8.29%	3.51%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$119,651	$105,474	$99,406	$127,727	$160,701	$140,650
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	0.85%	0.86%	0.97%	0.97%	0.98%	1.09%
After expense reimbursement (recapture)(d)	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	4.63%	4.40%	3.25%	1.83%	1.95%	2.70%
Portfolio turnover rate(b)	38%	37%	118%	82%	102%	70%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.
(e)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Core Income.
The accompanying notes are an integral part of these financial statements.

80

Aristotle Core Income Fund
Financial Highlights
Class C

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(e)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$9.64	$9.68	$10.41	$11.18	$10.60	$10.52
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.19	0.35	0.24	0.12	0.14	0.21
Net realized and unrealized gain (loss) on investments	0.24	(0.05)	(0.73)	(0.53)	0.66	0.08
Total from investment operations	0.43	0.30	(0.49)	(0.41)	0.80	0.29
LESS DISTRIBUTIONS FROM:
From net investment income	(0.19)	(0.34)	(0.24)	(0.12)	(0.14)	(0.21)
From net realized gains	—	—	—	(0.24)	(0.08)	—
Total distributions	(0.19)	(0.34)	(0.24)	(0.36)	(0.22)	(0.21)
Net asset value, end of period	$9.88	$9.64	$9.68	$10.41	$11.18	$10.60
Total return(b)(c)	4.56%	3.19%	(4.63)%	(3.84)%	7.48%	2.73%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$46,495	$33,140	$23,038	$35,731	$53,990	$58,397
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	1.60%	1.61%	1.72%	1.72%	1.73%	1.84%
After expense reimbursement (recapture)(d)	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	3.89%	3.66%	2.50%	1.08%	1.20%	1.95%
Portfolio turnover rate(b)	38%	37%	118%	82%	102%	70%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.
(e)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Core Income.
The accompanying notes are an integral part of these financial statements.

81

Aristotle Core Income Fund
Financial Highlights
Class I(a)

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(f)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$9.65	$9.69	$10.42	$11.19	$10.61	$10.53
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.25	0.45	0.34	0.24	0.25	0.33
Net realized and unrealized gain (loss) on investments	0.25	(0.06)	(0.72)	(0.53)	0.67	0.07
Total from investment operations	0.50	0.39	(0.38)	(0.29)	0.92	0.40
LESS DISTRIBUTIONS FROM:
From net investment income	(0.25)	(0.43)	(0.35)	(0.24)	(0.26)	(0.32)
From net realized gains	—	—	—	(0.24)	(0.08)	—
Total distributions	(0.25)	(0.43)	(0.35)	(0.48)	(0.34)	(0.32)
Net asset value, end of period	$9.90	$9.65	$9.69	$10.42	$11.19	$10.61
Total return(c)(d)	5.24%	4.15%	(3.60)%	(2.81)%	8.61%	3.81%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$763,661	$632,073	$116,338	$118,420	$107,857	$60,355
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.45%	0.56%	0.72%	0.72%	0.73%	0.73%
After expense reimbursement (recapture)(e)	0.45%	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	5.04%	4.73%	3.55%	2.13%	2.25%	3.00%
Portfolio turnover rate(c)	38%	37%	118%	82%	102%	70%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	On April 17, 2023 the Pacific Funds Core Income Class P shares were merged into Aristotle Core Income Fund - Class I shares.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of Class I of the Fund’s predecessor fund, Pacific Funds Core Income.
The accompanying notes are an integral part of these financial statements.

82

Aristotle Core Income Fund
Financial Highlights
Class I-2(a)

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(f)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$9.67	$9.70	$10.43	$11.21	$10.62	$10.54
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.24	0.45	0.34	0.24	0.26	0.33
Net realized and unrealized gain (loss) on investments	0.25	(0.05)	(0.72)	(0.54)	0.67	0.08
Total from investment operations	0.49	0.40	(0.38)	(0.30)	0.93	0.41
LESS DISTRIBUTIONS FROM:
From net investment income	(0.24)	(0.43)	(0.35)	(0.24)	(0.26)	(0.33)
From net realized gains	—	—	—	(0.24)	(0.08)	—
Total distributions	(0.24)	(0.43)	(0.35)	(0.48)	(0.34)	(0.33)
Net asset value, end of period	$9.92	$9.67	$9.70	$10.43	$11.21	$10.62
Total return(c)(d)	5.18%	4.27%	(3.60)%	(2.89)%	8.70%	3.81%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,086,525	$1,554,233	$600,431	$625,283	$801,154	$679,287
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.55%	0.56%	0.72%	0.72%	0.73%	0.84%
After expense reimbursement (recapture)(e)	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	4.93%	4.75%	3.55%	2.13%	2.25%	3.00%
Portfolio turnover rate(c)	38%	37%	118%	82%	102%	70%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Advisor Class shares of Pacific Funds Core Income, the predecessor fund of Aristotle Core Income Fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Core Income.
The accompanying notes are an integral part of these financial statements.

83

Aristotle ESG Core Bond Fund
Financial Highlights
Class I

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,			For the Period December 14, 2020(a) - March 31, 2021
		2024(g)	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$8.59	$8.59	$9.17	$9.70	$10.00
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.15	0.27	0.20	0.10	0.03
Net realized and unrealized gain (loss) on investments	0.29	(0.00)(f)	(0.58)	(0.52)	(0.30)
Total from investment operations	0.44	0.27	(0.38)	(0.42)	(0.27)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.15)	(0.27)	(0.20)	(0.11)	(0.03)
Total distributions	(0.15)	(0.27)	(0.20)	(0.11)	(0.03)
Net asset value, end of period	$8.88	$8.59	$8.59	$9.17	$9.70
Total return(c)(d)	5.21%	3.23%	(4.12)%	(4.37)%	(2.73)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$15,845	$17,838	$15,172	$14,534	$12,156
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.48%	0.50%	0.88%	1.01%	0.97%
After expense reimbursement (recapture)(e)	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	3.41%	3.22%	2.30%	1.06%	0.88%
Portfolio turnover rate(c)	22%	32%	42%	51%	26%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Commencement of operations of the Fund’s predecessor fund, Pacific Funds ESG Core Bond.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	Amount calculated is less than $0.005 per share.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds ESG Core Bond.
The accompanying notes are an integral part of these financial statements.

84

Aristotle ESG Core Bond Fund
Financial Highlights
Class I-2(a)

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,			For the Period December 14, 2020(b) - March 31, 2021
		2024(h)	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$8.59	$8.59	$9.17	$9.70	$10.00
INVESTMENTS OPERATIONS:
Net investment income (loss)(c)	0.15	0.27	0.20	0.10	0.03
Net realized and unrealized gain (loss) on investments	0.29	(0.00)(g)	(0.58)	(0.52)	(0.30)
Total from investment operations	0.44	0.27	(0.38)	(0.42)	(0.27)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.15)	(0.27)	(0.20)	(0.11)	(0.03)
Total distributions	(0.15)	(0.27)	(0.20)	(0.11)	(0.03)
Net asset value, end of period	$8.88	$8.59	$8.59	$9.17	$9.70
Total return(d)(e)	5.21%	3.23%	(4.12)%	(4.37)%	(2.73)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$12,251	$11,506	$11,144	$11,626	$12,156
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.48%	0.50%	0.88%	1.01%	0.97%
After expense reimbursement (recapture)(f)	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	3.40%	3.21%	2.30%	1.06%	0.88%
Portfolio turnover rate(d)	22%	32%	42%	51%	26%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Advisor Class shares of the Fund’s predecessor fund, Pacific Funds ESG Core Bond, were renamed to Class I-2 shares on August 1, 2022.
(b)	Commencement of operations of the Fund’s predecessor fund, Pacific Funds ESG Core Bond.
(c)	Net investment income per share has been calculated based on the average shares outstanding method.
(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
(g)	Amount calculated is less than $0.005 per share.
(h)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds ESG Core Bond.
The accompanying notes are an integral part of these financial statements.

85

Aristotle Floating Rate Income Fund
Financial Highlights
Class A

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(g)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$9.56	$9.28	$9.66	$9.72	$8.80	$9.88
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.39	0.83	0.59	0.35	0.34	0.46
Net realized and unrealized gain (loss) on investments	(0.08)	0.28	(0.38)	(0.06)	0.92	(1.08)
Total from investment operations	0.31	1.11	0.21	0.29	1.26	(0.62)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.39)	(0.83)	(0.59)	(0.35)	(0.34)	(0.46)
Total distributions	(0.39)	(0.83)	(0.59)	(0.35)	(0.34)	(0.46)
Net asset value, end of period	$9.48	$9.56	$9.28	$9.66	$9.72	$8.80
Total return(b)(c)	3.29%	12.50%	2.50%	2.87%	14.52%	(6.69)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$263,304	$265,404	$265,188	$280,827	$170,353	$162,511
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	1.02%	1.04%	1.13%	1.13%	1.17%	1.27%
After expense reimbursement (recapture)(d)	1.02%(f)	1.03%(f)	0.98%(e)	1.00%	1.02%	1.02%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	8.14%	8.84%	6.35%	3.56%	3.63%	4.64%
Portfolio turnover rate(b)	59%	130%	66%	90%	116%	116%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.
(e)	The annualized ratios of expenses, excluding interest expense, after expense reductions, to average net assets for the year ended March 31, 2023 was 0.96%
(f)
The annualized ratios of expenses, excluding line of credit commitment expense, after expense reductions, to average net assets for the period ended September 30, 2024 and the year ended March 31, 2024 was 1.01%.

(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Floating Rate Income.
The accompanying notes are an integral part of these financial statements.

86

Aristotle Floating Rate Income Fund
Financial Highlights
Class C

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(g)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$9.55	$9.27	$9.64	$9.71	$8.79	$9.86
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.35	0.76	0.52	0.28	0.28	0.39
Net realized and unrealized gain (loss) on investments	(0.08)	0.28	(0.37)	(0.07)	0.92	(1.08)
Total from investment operations	0.27	1.04	0.15	0.21	1.20	(0.69)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.35)	(0.76)	(0.52)	(0.28)	(0.28)	(0.38)
Total distributions	(0.35)	(0.76)	(0.52)	(0.28)	(0.28)	(0.38)
Net asset value, end of period	$9.47	$9.55	$9.27	$9.64	$9.71	$8.79
Total return(b)(c)	2.90%	11.67%	1.75%	2.15%	13.74%	(7.31)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$120,018	$117,483	$109,877	$109,161	$87,940	$102,846
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	1.77%	1.79%	1.88%	1.88%	1.92%	2.03%
After expense reimbursement (recapture)(d)	1.77%(f)	1.78%(f)	1.71%(e)	1.70%	1.72%	1.72%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	7.38%	8.09%	5.61%	2.86%	2.93%	3.94%
Portfolio turnover rate(b)	59%	130%	66%	90%	116%	116%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.
(e)	The annualized ratios of expenses, excluding interest expense, after expense reductions, to average net assets for the year ended March 31, 2023 was 1.69%.
(f)
The annualized ratios of expenses, excluding line of credit commitment expense, after expense reductions, to average net assets for the period ended September 30, 2024 and the year ended March 31, 2024 was 1.76%.

(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Floating Rate Income.
The accompanying notes are an integral part of these financial statements.

87

Aristotle Floating Rate Income Fund
Financial Highlights
Class I(a)

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(h)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$9.57	$9.29	$9.67	$9.73	$8.81	$9.90
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.40	0.86	0.62	0.38	0.38	0.49
Net realized and unrealized gain (loss) on investments	(0.07)	0.29	(0.38)	(0.06)	0.91	(1.09)
Total from investment operations	0.33	1.15	0.24	0.32	1.29	(0.60)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.41)	(0.87)	(0.62)	(0.38)	(0.37)	(0.49)
Total distributions	(0.41)	(0.87)	(0.62)	(0.38)	(0.37)	(0.49)
Net asset value, end of period	$9.49	$9.57	$9.29	$9.67	$9.73	$8.81
Total return(c)(d)	3.45%	12.88%	2.69%	3.29%	14.87%	(6.49)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,768,987	$1,641,206	$1,486,461	$1,838,625	$1,019,062	$415,170
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.69%	0.71%	0.88%	0.88%	0.91%	0.91%
After expense reimbursement (recapture)(e)	0.69%(g)	0.70%(g)	0.68%(f)	0.70%	0.72%	0.72%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	8.45%	9.15%	6.65%	3.86%	3.93%	4.94%
Portfolio turnover rate(c)	59%	130%	66%	90%	116%	116%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	On April 17, 2023 Pacific Funds Floating Rate Income Class P shares were merged into the Fund’s Class I shares.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	The annualized ratios of expenses, excluding interest expense, after expense reductions, to average net assets for the year ended March 31, 2023 was 0.66%.
(g)
The annualized ratios of expenses, excluding line of credit commitment expense, after expense reductions, to average net assets for the period ended September 30, 2024 and the year ended March 31, 2024 was 0.68%.

(h)	For periods prior to April 17, 2023, the financial and return data is of Class I of the Fund’s predecessor fund, Pacific Funds Floating Rate Income.
The accompanying notes are an integral part of these financial statements.

88

Aristotle Floating Rate Income Fund
Financial Highlights
Class I-2(a)

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(h)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$9.59	$9.31	$9.69	$9.75	$8.83	$9.92
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.40	0.86	0.61	0.37	0.37	0.48
Net realized and unrealized gain (loss) on investments	(0.07)	0.28	(0.37)	(0.06)	0.92	(1.09)
Total from investment operations	0.33	1.14	0.24	0.31	1.29	(0.61)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.40)	(0.86)	(0.62)	(0.37)	(0.37)	(0.48)
Total distributions	(0.40)	(0.86)	(0.62)	(0.37)	(0.37)	(0.48)
Net asset value, end of period	$9.52	$9.59	$9.31	$9.69	$9.75	$8.83
Total return(c)(d)	3.52%	12.76%	2.66%	3.25%	14.78%	(6.52)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,993,269	$1,918,057	$1,840,333	$1,778,969	$716,233	$506,347
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.77%	0.79%	0.88%	0.88%	0.91%	1.03%
After expense reimbursement (recapture)(e)	0.77%(g)	0.78%(g)	0.73%(f)	0.75%	0.77%	0.77%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	8.38%	9.07%	6.60%	3.81%	3.88%	4.89%
Portfolio turnover rate(c)	59%	130%	66%	90%	116%	116%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Advisor Class shares of Pacific Funds Floating Rate Income, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	The annualized ratios of expenses, excluding interest expense, after expense reductions, to average net assets for the year ended March 31, 2023 was 0.71%.
(g)
The annualized ratios of expenses, excluding line of credit commitment expense, after expense reductions, to average net assets for the period ended September 30, 2024 and the year ended March 31, 2024 was 0.76%.

(h)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Floating Rate Income.
The accompanying notes are an integral part of these financial statements.

89

Aristotle High Yield Bond Fund
Financial Highlights
Class A

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(e)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$9.36	$9.03	$9.85	$10.34	$8.75	$10.07
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.31	0.59	0.49	0.47	0.51	0.52
Net realized and unrealized gain (loss) on investments	0.15	0.32	(0.81)	(0.50)	1.59	(1.33)
Total from investment operations	0.46	0.91	(0.32)	(0.03)	2.10	(0.81)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.31)	(0.58)	(0.50)	(0.46)	(0.51)	(0.51)
Total distributions	(0.31)	(0.58)	(0.50)	(0.46)	(0.51)	(0.51)
Net asset value, end of period	$9.51	$9.36	$9.03	$9.85	$10.34	$8.75
Total return(b)(c)	4.97%	10.45%	(3.09)%	(0.36)%	24.45%	(8.61)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,919	$5,964	$6,141	$6,816	$7,496	$7,227
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	0.96%	0.97%	1.16%	1.12%	1.13%	1.24%
After expense reimbursement (recapture)(d)	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	6.54%	6.47%	5.37%	4.53%	5.13%	5.11%
Portfolio turnover rate(b)	40%	74%	35%	40%	66%	63%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.
(e)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds High Income.
The accompanying notes are an integral part of these financial statements.

90

Aristotle High Yield Bond Fund
Financial Highlights
Class C

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(e)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$9.34	$9.02	$9.83	$10.33	$8.74	$10.06
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.27	0.52	0.42	0.40	0.44	0.45
Net realized and unrealized gain (loss) on investments	0.15	0.32	(0.80)	(0.51)	1.59	(1.33)
Total from investment operations	0.42	0.84	(0.38)	(0.11)	2.03	(0.88)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.27)	(0.52)	(0.43)	(0.39)	(0.44)	(0.44)
Total distributions	(0.27)	(0.52)	(0.43)	(0.39)	(0.44)	(0.44)
Net asset value, end of period	$9.49	$9.34	$9.02	$9.83	$10.33	$8.74
Total return(b)(c)	4.59%	9.57%	(3.81)%	(1.17)%	23.61%	(9.28)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$512	$660	$903	$1,291	$1,937	$2,007
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	1.70%	1.72%	1.91%	1.87%	1.88%	2.00%
After expense reimbursement (recapture)(d)	1.70%	1.70%	1.68%	1.65%	1.65%	1.65%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	5.77%	5.69%	4.64%	3.83%	4.43%	4.41%
Portfolio turnover rate(b)	40%	74%	35%	40%	66%	63%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.
(e)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds High Income.
The accompanying notes are an integral part of these financial statements.

91

Aristotle High Yield Bond Fund
Financial Highlights
Class I(a)

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(f)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$9.23	$8.91	$9.74	$10.24	$8.66	$9.98
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.32	0.61	0.50	0.49	0.53	0.54
Net realized and unrealized gain (loss) on investments	0.15	0.31	(0.80)	(0.50)	1.59	(1.33)
Total from investment operations	0.47	0.92	(0.30)	(0.01)	2.12	(0.79)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.32)	(0.60)	(0.53)	(0.49)	(0.54)	(0.53)
Total distributions	(0.32)	(0.60)	(0.53)	(0.49)	(0.54)	(0.53)
Net asset value, end of period	$9.38	$9.23	$8.91	$9.74	$10.24	$8.66
Total return(c)(d)	5.26%	10.78%	(2.91)%	(0.20)%	24.76%	(8.36)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$77,137	$60,689	$1,694	$86	$62	$54
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.56%	0.66%	0.92%	0.87%	0.88%	0.88%
After expense reimbursement (recapture)(e)	0.55%	0.65%	0.65%	0.69%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	6.96%	6.78%	5.67%	4.79%	5.38%	5.36%
Portfolio turnover rate(c)	40%	74%	35%	40%	66%	63%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	On April 17, 2023 Pacific Funds High Income Class P shares were merged into the Fund’s Class I shares.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds High Income.
The accompanying notes are an integral part of these financial statements.

92

Aristotle High Yield Bond Fund
Financial Highlights
Class I-2(a)

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(g)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$9.38	$9.05	$9.87	$10.36	$8.76	$10.08
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.32	0.62	0.51	0.50	0.54	0.54
Net realized and unrealized gain (loss) on investments	0.16	0.31	(0.81)	(0.50)	1.60	(1.33)
Total from investment operations	0.48	0.93	(0.30)	0.00(c)	2.14	(0.79)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.32)	(0.60)	(0.52)	(0.49)	(0.54)	(0.53)
Total distributions	(0.32)	(0.60)	(0.52)	(0.49)	(0.54)	(0.53)
Net asset value, end of period	$9.54	$9.38	$9.05	$9.87	$10.36	$8.76
Total return(d)(e)	5.22%	10.67%	(2.84)%	(0.11)%	24.86%	(8.38)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,713	$11,112	$8,707	$6,741	$3,937	$3,329
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.65%	0.72%	0.91%	0.87%	0.88%	1.00%
After expense reimbursement (recapture)(f)	0.65%	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	6.83%	6.74%	5.62%	4.78%	5.38%	5.36%
Portfolio turnover rate(d)	40%	74%	35%	40%	66%	63%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Advisor Class shares of Pacific Funds High Income, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Amount is less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds High Income.
The accompanying notes are an integral part of these financial statements.

93

Aristotle Short Duration Income Fund
Financial Highlights
Class A

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(e)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$10.12	$10.00	$10.16	$10.57	$10.05	$10.30
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.24	0.41	0.23	0.12	0.16	0.24
Net realized and unrealized gain (loss) on investments	0.18	0.12	(0.16)	(0.31)	0.52	(0.25)
Total from investment operations	0.42	0.53	0.07	(0.19)	0.68	(0.01)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.25)	(0.41)	(0.23)	(0.12)	(0.16)	(0.24)
From net realized gains	—	—	—	(0.10)	—	—
Total distributions	(0.25)	(0.41)	(0.23)	(0.22)	(0.16)	(0.24)
Net asset value, end of period	$10.29	$10.12	$10.00	$10.16	$10.57	$10.05
Total return(b)(c)	4.18%	5.43%	0.75%	(1.85)%	6.78%	(0.13)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$94,394	$94,101	$117,609	$174,444	$204,761	$154,309
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	0.75%	0.76%	0.87%	0.87%	0.88%	0.99%
After expense reimbursement (recapture)(d)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	4.71%	4.09%	2.33%	1.14%	1.50%	2.33%
Portfolio turnover rate(b)	37%	76%	61%	60%	76%	56%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.
(e)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Short Duration Income.
The accompanying notes are an integral part of these financial statements.

94

Aristotle Short Duration Income Fund
Financial Highlights
Class C

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(f)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$10.09	$9.98	$10.14	$10.55	$10.03	$10.28
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.20	0.33	0.16	0.04	0.08	0.16
Net realized and unrealized gain (loss) on investments	0.18	0.12	(0.16)	(0.31)	0.52	(0.25)
Total from investment operations	0.38	0.45	0.00(b)	(0.27)	0.60	(0.09)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.21)	(0.34)	(0.16)	(0.04)	(0.08)	(0.16)
From net realized gains	—	—	—	(0.10)	—	—
Total distributions	(0.21)	(0.34)	(0.16)	(0.14)	(0.08)	(0.16)
Net asset value, end of period	$10.26	$10.09	$9.98	$10.14	$10.55	$10.03
Total return(c)(d)	3.80%	4.63%	0.00%	(2.59)%	6.00%	(0.87)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$24,070	$26,358	$30,904	$39,891	$51,385	$48,816
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	1.50%	1.51%	1.62%	1.62%	1.63%	1.74%
After expense reimbursement (recapture)(e)	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	3.96%	3.34%	1.58%	0.39%	0.75%	1.58%
Portfolio turnover rate(c)	37%	76%	61%	60%	76%	56%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Short Duration Income.
The accompanying notes are an integral part of these financial statements.

95

Aristotle Short Duration Income Fund
Financial Highlights
Class I

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(e)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$10.11	$9.98	$10.14	$10.56	$10.03	$10.29
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.26	0.44	0.26	0.15	0.18	0.27
Net realized and unrealized gain (loss) on investments	0.17	0.13	(0.16)	(0.32)	0.54	(0.26)
Total from investment operations	0.43	0.57	0.10	(0.17)	0.72	0.01
LESS DISTRIBUTIONS FROM:
From net investment income	(0.27)	(0.44)	(0.26)	(0.15)	(0.19)	(0.27)
From net realized gains	—	—	—	(0.10)	—	—
Total distributions	(0.27)	(0.44)	(0.26)	(0.25)	(0.19)	(0.27)
Net asset value, end of period	$10.27	$10.11	$9.98	$10.14	$10.56	$10.03
Total return(b)(c)	4.27%	5.84%	1.06%	(1.69)%	7.16%	0.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$285,356	$376,103	$195,023	$171,154	$141,974	$106,402
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	0.39%	0.46%	0.62%	0.62%	0.63%	0.63%
After expense reimbursement (recapture)(d)	0.39%	0.45%	0.45%	0.48%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	5.04%	4.43%	2.63%	1.40%	1.75%	2.58%
Portfolio turnover rate(b)	37%	76%	61%	60%	76%	56%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.
(e)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Short Duration Income.
The accompanying notes are an integral part of these financial statements.

96

Aristotle Short Duration Income Fund
Financial Highlights
Class I-2(a)

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(f)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$10.13	$10.00	$10.16	$10.58	$10.05	$10.31
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.25	0.43	0.26	0.15	0.18	0.27
Net realized and unrealized gain (loss) on investments	0.17	0.13	(0.16)	(0.32)	0.54	(0.26)
Total from investment operations	0.42	0.56	0.10	(0.17)	0.72	0.01
LESS DISTRIBUTIONS FROM:
From net investment income	(0.26)	(0.43)	(0.26)	(0.15)	(0.19)	(0.27)
From net realized gains	—	—	—	(0.10)	—	—
Total distributions	(0.26)	(0.43)	(0.26)	(0.25)	(0.19)	(0.27)
Net asset value, end of period	$10.29	$10.13	$10.00	$10.16	$10.58	$10.05
Total return(c)(d)	4.21%	5.77%	1.01%	(1.70)%	7.14%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$471,918	$473,384	$651,148	$622,664	$778,271	$717,804
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.49%	0.51%	0.62%	0.62%	0.63%	0.73%
After expense reimbursement (recapture)(e)	0.49%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	4.97%	4.32%	2.58%	1.39%	1.75%	2.58%
Portfolio turnover rate(c)	37%	76%	61%	60%	76%	56%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Advisor Class shares of Pacific Funds Short Duration Income, the Fund’s predecessor fund were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Short Duration Income.
The accompanying notes are an integral part of these financial statements.

97

Aristotle Strategic Income Fund
Financial Highlights
Class A

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(e)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$10.48	$10.20	$10.96	$11.52	$9.72	$10.60
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.30	0.56	0.44	0.33	0.40	0.43
Net realized and unrealized gain (loss) on investments	0.18	0.26	(0.72)	(0.47)	1.79	(0.88)
Total from investment operations	0.48	0.82	(0.28)	(0.14)	2.19	(0.45)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.30)	(0.54)	(0.44)	(0.32)	(0.39)	(0.43)
From net realized gains	—	—	(0.04)	(0.10)	—	—
Total distributions	(0.30)	(0.54)	(0.48)	(0.42)	(0.39)	(0.43)
Net asset value, end of period	$10.66	$10.48	$10.20	$10.96	$11.52	$9.72
Total return(b)(c)	4.69%	8.33%	(2.41)%	(1.30)%	22.82%	(4.58)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$183,628	$152,889	$101,292	$134,612	$104,659	$71,510
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	0.94%	0.95%	1.07%	1.07%	1.08%	1.19%
After expense reimbursement (recapture)(d)	0.94%	0.94%	0.94%	0.94%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	5.72%	5.50%	4.34%	2.85%	3.57%	3.94%
Portfolio turnover rate(b)	24%	56%	45%	40%	86%	98%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.
(e)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Strategic Income.
The accompanying notes are an integral part of these financial statements.

98

Aristotle Strategic Income Fund
Financial Highlights
Class C

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(e)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$10.44	$10.18	$10.93	$11.49	$9.69	$10.58
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.26	0.49	0.37	0.25	0.32	0.35
Net realized and unrealized gain (loss) on investments	0.18	0.24	(0.72)	(0.47)	1.80	(0.89)
Total from investment operations	0.44	0.73	(0.35)	(0.22)	2.12	(0.54)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.26)	(0.47)	(0.36)	(0.24)	(0.32)	(0.35)
From net realized gains	—	—	(0.04)	(0.10)	—	—
Total distributions	(0.26)	(0.47)	(0.40)	(0.34)	(0.32)	(0.35)
Net asset value, end of period	$10.62	$10.44	$10.18	$10.93	$11.49	$9.69
Total return(b)(c)	4.33%	7.43%	(3.04)%	(1.99)%	22.04%	(5.35)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$111,885	$89,723	$63,154	$78,497	$72,157	$63,134
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	1.69%	1.70%	1.82%	1.82%	1.83%	1.94%
After expense reimbursement (recapture)(d)	1.69%	1.69%	1.68%	1.64%	1.65%	1.65%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	4.97%	4.75%	3.60%	2.15%	2.87%	3.24%
Portfolio turnover rate(b)	24%	56%	45%	40%	86%	98%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.
(e)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Strategic Income.
The accompanying notes are an integral part of these financial statements.

99

Aristotle Strategic Income Fund
Financial Highlights
Class I

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(e)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$10.40	$10.14	$10.89	$11.45	$9.66	$10.54
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.32	0.60	0.47	0.36	0.42	0.46
Net realized and unrealized gain (loss) on investments	0.19	0.23	(0.71)	(0.46)	1.80	(0.88)
Total from investment operations	0.51	0.83	(0.24)	(0.10)	2.22	(0.42)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.32)	(0.57)	(0.47)	(0.36)	(0.43)	(0.46)
From net realized gains	—	—	(0.04)	(0.10)	—	—
Total distributions	(0.32)	(0.57)	(0.51)	(0.46)	(0.43)	(0.46)
Net asset value, end of period	$10.59	$10.40	$10.14	$10.89	$11.45	$9.66
Total return(b)(c)	5.01%	8.49%	(2.03)%	(1.02)%	23.23%	(4.32)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$480,589	$354,281	$126,525	$142,365	$13,842	$16,622
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	0.59%	0.65%	0.82%	0.82%	0.84%	0.83%
After expense reimbursement (recapture)(d)	0.59%	0.64%	0.64%	0.64%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	6.08%	5.84%	4.64%	3.15%	3.87%	4.24%
Portfolio turnover rate(b)	24%	56%	45%	40%	86%	98%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.
(e)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Strategic Income.
The accompanying notes are an integral part of these financial statements.

100

Aristotle Strategic Income Fund
Financial Highlights
Class I-2(a)

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(f)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$10.48	$10.21	$10.97	$11.52	$9.72	$10.60
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.32	0.59	0.47	0.36	0.43	0.45
Net realized and unrealized gain (loss) on investments	0.18	0.25	(0.73)	(0.46)	1.79	(0.87)
Total from investment operations	0.50	0.84	(0.26)	(0.10)	2.22	(0.42)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.32)	(0.57)	(0.46)	(0.35)	(0.42)	(0.46)
From net realized gains	—	—	(0.04)	(0.10)	—	—
Total distributions	(0.32)	(0.57)	(0.50)	(0.45)	(0.42)	(0.46)
Net asset value, end of period	$10.66	$10.48	$10.21	$10.97	$11.52	$9.72
Total return(c)(d)	4.82%	8.46%	(2.16)%	(0.97)%	23.12%	(4.34)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,591,341	$2,076,479	$1,185,434	$1,245,830	$832,054	$491,221
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.69%	0.70%	0.82%	0.82%	0.83%	0.94%
After expense reimbursement (recapture)(e)	0.69%	0.69%	0.69%	0.69%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	5.98%	5.77%	4.59%	3.10%	3.82%	4.19%
Portfolio turnover rate(c)	24%	56%	45%	40%	86%	98%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Advisor Class shares of Pacific Funds Strategic Income, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Strategic Income.
The accompanying notes are an integral part of these financial statements.

101

Aristotle Ultra Short Income Fund
Financial Highlights
Class A

	Period Ended September 30, 2024 (Unaudited)	For the Period April 17, 2023(a) - March 31, 2024
PER SHARE DATA:
Net asset value, beginning of period	$10.06	$10.00
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.27	0.50
Net realized and unrealized gain (loss) on investments	0.05	0.05
Total from investment operations	0.32	0.55
LESS DISTRIBUTIONS FROM:
From net investment income	(0.26)	(0.49)
Total distributions	(0.26)	(0.49)
Net asset value, end of period	$10.12	$10.06
Total return(c)(d)	3.22%	5.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$509	$434
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.57%	0.58%
After expense reimbursement (recapture)(e)	0.57%	0.57%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	5.28%	5.30%
Portfolio turnover rate(c)	52%	102%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Commencement of operations.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

102

Aristotle Ultra Short Income Fund
Financial Highlights
Class I

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,				For the Period June 28, 2019(a) - March 31, 2020
		2024(g)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.93	$9.86	$9.92	$10.07	$9.65	$10.00
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.27	0.53	0.31	0.06	0.12	0.17
Net realized and unrealized gain (loss) on investments	0.05	0.06	(0.09)	(0.10)	0.44	(0.35)
Total from investment operations	0.32	0.59	0.22	(0.04)	0.56	(0.18)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.27)	(0.52)	(0.28)	(0.07)	(0.12)	(0.17)
From net realized gains	—	—	—	(0.04)	(0.02)	(0.00)(c)
Total distributions	(0.27)	(0.52)	(0.28)	(0.11)	(0.14)	(0.17)
Net asset value, end of period	$9.98	$9.93	$9.86	$9.92	$10.07	$9.65
Total return(d)(e)	3.26%	6.18%	2.30%	(0.42)%	5.81%	(1.81)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$13,698	$15,784	$13,231	$12,929	$12,993	$12,273
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.33%	0.35%	0.73%	0.66%	0.70%	0.87%
After expense reimbursement (recapture)(f)	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	5.51%	5.40%	3.16%	0.62%	1.16%	2.27%
Portfolio turnover rate(d)	52%	102%	51%	75%	96%	81%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Commencement of operations of Class I of the Fund’s predecessor fund, Pacific Funds Ultra Short Income.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Amount is less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Ultra Short Income.
The accompanying notes are an integral part of these financial statements.

103

Aristotle Ultra Short Income Fund
Financial Highlights
Class I-2(a)

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,				For the Period June 28, 2019(b) - March 31, 2020
		2024(h)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.93	$9.86	$9.92	$10.07	$9.65	$10.00
INVESTMENTS OPERATIONS:
Net investment income (loss)(c)	0.27	0.53	0.31	0.06	0.12	0.17
Net realized and unrealized gain (loss) on investments	0.05	0.07	(0.09)	(0.10)	0.44	(0.35)
Total from investment operations	0.32	0.60	0.22	(0.04)	0.56	(0.18)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.27)	(0.53)	(0.28)	(0.07)	(0.12)	(0.17)
From net realized gains	—	—	—	(0.04)	(0.02)	(0.00)(d)
Total distributions	(0.27)	(0.53)	(0.28)	(0.11)	(0.14)	(0.17)
Net asset value, end of period	$9.98	$9.93	$9.86	$9.92	$10.07	$9.65
Total return(e)(f)	3.25%	6.18%	2.30%	(0.42)%	5.81%	(1.81)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$19,577	$31,663	$50,169	$18,598	$18,449	$12,401
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(g)	0.32%	0.36%	0.77%	0.66%	0.69%	0.97%
After expense reimbursement (recapture)(g)	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(g)	5.50%	5.31%	3.16%	0.62%	1.16%	2.27%
Portfolio turnover rate(e)	52%	102%	51%	75%	96%	81%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Advisor Class shares of Pacific Funds Ultra Short Income, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Commencement of operations of Class I-2 of the Fund’s predecessor fund, Pacific Funds Ultra Short Income.
(c)	Net investment income per share has been calculated based on the average shares outstanding method.
(d)	Amount is less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(g)	Annualized for periods less than one year.
(h)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Ultra Short Income.
The accompanying notes are an integral part of these financial statements.

104

Aristotle Core Equity Fund
Financial Highlights
Class A

	Period Ended September 30, 2024 (Unaudited)	January 1, 2024 through March 31, 2024(g)	October 25, 2023(a) through December 31, 2023
PER SHARE DATA:
Net asset value, beginning of period	$12.67	$11.33	$10.00
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.00(f)	0.00(f)	0.01
Net realized and unrealized gain (loss) on investments	1.07	1.34	1.39
Total from investment operations	1.07	1.34	1.40
LESS DISTRIBUTIONS FROM:
From net investment income	—	—	(0.07)
Total distributions	—	—	(0.07)
Net asset value, end of period	$13.74	$12.67	$11.33
Total return(c)(d)	8.45%	11.83%	14.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$490	$52	$47
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.90%	0.90%	0.91%
After expense reimbursement (recapture)(e)	0.90%	0.90%	0.91%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	0.07%	0.07%	0.70%
Portfolio turnover rate(c)	11%	3%	18%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Commencement of operations.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than $0.005 per share.
(g)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

105

Aristotle Core Equity Fund
Financial Highlights
Class I

	Period Ended September 30, 2024 (Unaudited)	January 1, 2024 through March 31, 2024(f)	October 23, 2023(a) through December 31, 2023
PER SHARE DATA:
Net asset value, beginning of period	$12.95	$11.58	$10.12
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.02	0.01	0.02
Net realized and unrealized gain (loss) on investments	1.09	1.36	1.48
Total from investment operations	1.11	1.37	1.50
LESS DISTRIBUTIONS FROM:
From net investment income	—	—	(0.04)
Total distributions	—	—	(0.04)
Net asset value, end of period	$14.06	$12.95	$11.58
Total return(c)(d)	8.57%	11.83%	14.79%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$240,603	$226,581	$221,283
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.65%	0.65%	0.66%
After expense reimbursement (recapture)(e)	0.65%	0.65%	0.66%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	0.27%	0.31%	0.85%
Portfolio turnover rate(c)	11%	3%	18%

Portfolio Turnover is calculated for the Fund as a whole.
(a)
This Fund was part of a reorganization of a series of the Investment Managers Series Trust (an “Acquired Fund”) into the Fund, in which the Acquired Fund acted as the accounting survivor. The amounts shown are based on the 70 days between the date of reorganization and the end of the period.

(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

106

Aristotle Core Equity Fund
Financial Highlights
Class I-2(a)

	Period Ended September 30, 2024 (Unaudited)	January 1, 2024 through March 31, 2024(g)	Year Ended December 31,
			2023	2022	2021	2020	2019
PER SHARE DATA:
Net asset value, beginning of year	$23.10	$20.64	$16.89	$21.87	$17.86	$14.33	$10.66
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.03	0.02	0.11	0.09	0.07	0.10	0.09
Net realized and unrealized gain (loss) on investments	1.95	2.44	3.80	(4.93)	4.28	3.58	3.67
Total from investment operations	1.98	2.46	3.91	(4.84)	4.35	3.68	3.76
LESS DISTRIBUTIONS FROM:
From net investment income	—	—	(0.16)	(0.08)	(0.06)	(0.07)	(0.07)
From net realized gains	—	—	—	(0.06)	(0.28)	(0.08)	(0.02)
Total distributions	—	—	(0.16)	(0.14)	(0.34)	(0.15)	(0.09)
Redemption fee proceeds(b)	—	—	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of year	$25.08	$23.10	$20.64	$16.89	$21.87	$17.86	$14.33
Total return(d)(f)	8.57%	11.92%	23.21%	(22.15)%	24.34%	25.69%	35.24%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$198,463	$185,090	$175,473	$167,455	$178,513	$90,679	$27,269
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.65%	0.65%	0.76%	0.79%	0.79%	0.96%	1.47%
After expense reimbursement (recapture)(e)	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	0.27%	0.32%	0.62%	0.51%	0.33%	0.62%	0.67%
Portfolio turnover rate(f)	11%	3%	18%	18%	8%	20%	18%

Portfolio Turnover is calculated for the Fund as a whole.
(a)
For periods prior to October 23, 2023, reflects financial information and returns of Class I of Aristotle Core Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on October 23, 2023.

(b)	Based on the average shares outstanding for the year.
(c)	Amount represents less than $0.005 per share.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	Not annualized for periods less than one year.
(g)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

107

Aristotle Growth Equity Fund
Financial Highlights
Class A

	Period Ended September 30, 2024 (Unaudited)	November 29, 2023(a) through March 31, 2024
PER SHARE DATA:
Net asset value, beginning of period	$9.01	$10.00
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	0.89	1.14
Total from investment operations	0.87	1.13
LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.06)
From net realized gains	—	(2.06)
Total distributions	—	(2.12)
Net asset value, end of period	$9.88	$9.01
Total return(c)(d)	9.66%	14.08%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$642	$261
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.96%	0.96%
After expense reimbursement (recapture)(e)	0.96%	0.96%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	(0.43)%	(0.37)%
Portfolio turnover rate(c)	22%	84%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Commencement of Operations.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements

108

Aristotle Growth Equity Fund
Financial Highlights
Class I(a)

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(g)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$14.04	$12.36	$29.12	$30.54	$27.10	$27.18
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	(0.01)	(0.01)	0.01	(0.10)	(0.08)	(0.02)
Net realized and unrealized gain (loss) on investments	1.38	3.76	(4.62)	3.07	13.51	0.93
Total from investment operations	1.37	3.75	(4.61)	2.97	13.43	0.91
LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.01)	—	—	—	(0.00)(c)
From net realized gains	—	(2.06)	(12.15)	(4.39)	(9.99)	(0.99)
Total distributions	—	(2.07)	(12.15)	(4.39)	(9.99)	(0.99)
Net asset value, end of period	$15.41	$14.04	$12.36	$29.12	$30.54	$27.10
Total return(d)(e)	9.76%	32.55%	(13.10)%	7.84%	50.42%	3.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$310,325	$277,674	$146,168	$158,592	$179,183	$163,575
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.70%	0.71%	0.86%	0.77%	0.78%	0.77%
After expense reimbursement (recapture)(f)	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	(0.18)%	(0.05)%	0.03%	(0.30)%	(0.24)%	(0.06)%
Portfolio turnover rate(d)	22%	84%	78%	10%	32%	20%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Prior to April 17, 2023, the financial and return information is of Class P shares of PF Growth Fund, which merged into Class I shares of the Fund on April 17, 2023.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Amount calculated is less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, PF Growth Fund.
The accompanying notes are an integral part of these financial statements

109

Aristotle Growth Equity Fund
Financial Highlights
Class I-2

	Period Ended September 30, 2024 (Unaudited)	January 16, 2024(a) through March 31, 2024
PER SHARE DATA:
Net asset value, beginning of period	$14.04	$12.86
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	(0.01)	(0.00)(c)
Net realized and unrealized gain (loss) on investments	1.38	1.18
Total from investment operations	1.37	1.18
Net asset value, end of period	$15.41	$14.04
Total return(d)(e)	9.76%	9.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$12	$11
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.70%	0.71%
After expense reimbursement (recapture)(f)	0.70%	0.71%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	(0.18)%	(0.15)%
Portfolio turnover rate(d)	22%	84%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Commencement of Operations.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Amount calculated is less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements

110

Aristotle International Equity Fund
Financial Highlights
Class A

	Period Ended September 30, 2024 (Unaudited)	January 1, 2024 through March 31, 2024(f)	December 28, 2023(a) through December 31, 2023
PER SHARE DATA:
Net asset value, beginning of period	$10.34	$10.00	$10.00
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.03	0.01	—
Net realized and unrealized gain (loss) on investments	0.94	0.33	—
Total from investment operations	0.97	0.34	—
Net asset value, end of period	$11.31	$10.34	$10.00
Total return(c)(d)	9.38%	3.40%	0.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$652	$11	$1
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	1.04%	1.03%	1.04%
After expense reimbursement (recapture)(e)	1.04%	1.03%	1.04%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	0.64%	0.54%	0.39%
Portfolio turnover rate(c)	8%	3%	16%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Commencement of operations.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

111

Aristotle International Equity Fund
Financial Highlights
Class I

	Period Ended September 30, 2024 (Unaudited)	January 1, 2024 through March 31, 2024(f)	October 23, 2023(a) through December 31, 2023
PER SHARE DATA:
Net asset value, beginning of period	$11.07	$10.71	$9.39
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.13	0.02	0.01
Net realized and unrealized gain (loss) on investments	0.92	0.34	1.33
Total from investment operations	1.05	0.36	1.34
LESS DISTRIBUTIONS FROM:
From net investment income	—	—	(0.02)
Total distributions	—	—	(0.02)
Net asset value, end of period	$12.12	$11.07	$10.71
Total return(c)(d)	9.49%	3.36%	14.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$208,958	$188,136	$199,073
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.78%	0.78%	0.79%
After expense reimbursement (recapture)(e)	0.78%	0.78%	0.79%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	2.37%	0.69%	0.64%
Portfolio turnover rate(c)	8%	3%	16%

Portfolio Turnover is calculated for the Fund as a whole.
(a)
This Fund was part of a reorganization of a series of the Investment Managers Series Trust (an “Acquired Fund”) into the Fund, in which the Acquired Fund acted as the accounting survivor. The amounts shown are based on the 70 days between the date of reorganization and the end of the period.

(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

112

Aristotle International Equity Fund
Financial Highlights
Class I-2(a)

	Period Ended September 30, 2024 (Unaudited)	January 1, 2024 through March 31, 2024(h)	Year Ended December 31,
			2023	2022	2021	2020	2019
PER SHARE DATA:
Net asset value, beginning of period	$13.63	$13.17	$11.38	$14.56	$12.80	$11.66	$9.54
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.16	0.02	0.17	0.15	0.13	0.10	0.18
Net realized and unrealized gain (loss) on investments	1.13	0.44	1.83	(3.19)	1.88	1.11	2.11
Total from investment operations	1.29	0.46	2.00	(3.04)	2.01	1.21	2.29
LESS DISTRIBUTIONS FROM:
From net investment income	—	—	(0.21)	(0.14)	(0.11)	(0.07)	(0.15)
From net realized gains	—	—	—	—	(0.14)	—	(0.02)
Total distributions	—	—	(0.21)	(0.14)	(0.25)	(0.07)	(0.17)
Redemption fee proceeds(b)	—	—	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of period	$14.92	$13.63	$13.17	$11.38	$14.56	$12.80	$11.66
Total Return(d)(f)	9.46%	3.49%	17.73%	(20.91)%	15.79%	10.40%	23.98%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$485,497	$443,745	$420,596	$378,577	$391,477	$245,021	$91,225
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(g)	0.78%	0.78%	0.90%(e)	0.94%	0.93%	1.04%	1.17%
After expense reimbursement (recapture)(g)	0.78%	0.78%	0.80%(e)	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(g)	2.28%	0.72%	1.37%	1.26%	0.91%	0.96%	1.63%
Portfolio turnover rate(f)	8%	3%	16%	18%	10%	14%	11%

Portfolio Turnover is calculated for the Fund as a whole.
(a)
For periods prior to October 23, 2023, reflects financial information and returns of Class I of Aristotle International Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on October 23, 2023.

(b)	Based on the average shares outstanding for the year.
(c)	Amount represents less than $0.005 per share.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Includes tax reclaim service fee of 0.00%.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

113

Aristotle Small Cap Equity Fund
Financial Highlights
Class A

	Period Ended September 30, 2024 (Unaudited)	January 1, 2024 through March 31, 2024(g)	October 23, 2023(a) through December 31, 2023
PER SHARE DATA:
Net asset value, beginning of period	$14.30	$13.78	$11.95
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.02	0.00(c)	0.01
Net realized and unrealized gain (loss) on investments	0.76	0.52	1.82
Total from investment operations	0.78	0.52	1.83
Net asset value, end of period	$15.08	$14.30	$13.78
TOTAL RETURN(d)(e)	5.45%	3.77%	15.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,205	$3,734	$3,802
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	1.15%	1.15%	1.16%
After expense reimbursement (recapture)(e)	1.15%	1.15%	1.16%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	0.25%	0.03%	0.42%
Portfolio turnover rate(g)	7%	1%	10%

Portfolio Turnover is calculated for the Fund as a whole.
(a)
This Fund was part of a reorganization of a series of the Investment Managers Series Trust (an “Acquired Fund”) into the Fund, in which the Acquired Fund acted as the accounting survivor. The amounts shown are based on the 70 days between the date of reorganization and the end of the period.

(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
(g)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

114

Aristotle Small Cap Equity Fund
Financial Highlights
Class C

	Period Ended September 30, 2024 (Unaudited)	January 1, 2024 through March 31, 2024(f)	October 23, 2023(a) through December 31, 2023
PER SHARE DATA:
Net asset value, beginning of period	$13.56	$13.10	$11.38
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	(0.04)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	0.73	0.48	1.73
Total from investment operations	0.69	0.46	1.72
Net asset value, end of period	$14.25	$13.56	$13.10
TOTAL RETURN(c)(d)	5.09%	3.51%	15.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$835	$996	$988
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	1.90%	1.90%	1.91%
After expense reimbursement (recapture)(e)	1.90%	1.90%	1.91%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	(0.52)%	(0.71)%	(0.33)%
Portfolio turnover rate(c)	7%	1%	10%

Portfolio Turnover is calculated for the Fund as a whole.
(a)
This Fund was part of a reorganization of a series of the Investment Managers Series Trust (an “Acquired Fund”) into the Fund, in which the Acquired Fund acted as the accounting survivor. The amounts shown are based on the 70 days between the date of reorganization and the end of the period.

(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

115

Aristotle Small Cap Equity Fund
Financial Highlights
Class I

	Period Ended September 30, 2024 (Unaudited)	January 16, 2024 through March 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.00	$13.88
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.04	0.01
Net realized and unrealized gain (loss) on investments	0.80	1.11
Total from investment operations	0.84	1.12
Net asset value, end of period	$15.84	$15.00
TOTAL RETURN(c)(d)	5.60%	8.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$11	$11
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.90%	0.90%
After expense reimbursement (recapture)(e)	0.90%	0.90%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	0.50%	0.49%
Portfolio turnover rate(c)	7%	1%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Commencement of operations.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

116

Aristotle Small Cap Equity Fund
Financial Highlights
Class I-2(a)

	Period Ended September 30, 2024 (Unaudited)	January 1, 2024 through March 31, 2024(g)	Year Ended December 31,
			2023	2022	2021	2020	2019
PER SHARE DATA:
Net asset value, beginning of period	$14.99	$14.44	$13.67	$15.99	$13.90	$12.96	$10.74
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.04	0.01	0.06	0.00(c)	(0.01)	0.01	0.01
Net realized and unrealized gain (loss) on investments	0.80	0.54	0.84	(1.63)	2.61	1.19	2.41
Total from investment operations	0.84	0.55	0.90	(1.63)	2.60	1.20	2.42
LESS DISTRIBUTIONS FROM:
From net investment income	—	—	(0.08)	—	(0.00)(c)	(0.00)(c)	(0.00)(c)
From net realized gains	—	—	(0.05)	(0.69)	(0.51)	(0.26)	(0.20)
Total distributions	—	—	(0.13)	(0.69)	(0.51)	(0.26)	(0.20)
Redemption fee proceeds(b)	—	—	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of period	$15.83	$14.99	$14.44	$13.67	$15.99	$13.90	$12.96
TOTAL RETURN(d)(e)	5.60%	3.81%	6.65%	(10.26)%	18.87%	9.31%	22.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$208,897	$207,121	$203,865	$190,626	$215,876	$161,570	$117,255
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.90%	0.90%	1.00%	1.01%	1.00%	1.13%	1.16%
After expense reimbursement (recapture)(f)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	0.50%	0.29%	0.44%	0.02%	(0.06)%	0.06%	0.05%
Portfolio turnover rate(e)	7%	1%	10%	19%	14%	24%	59%

Portfolio Turnover is calculated for the Fund as a whole.
(a)
For periods prior to October 23, 2023, reflects financial information and returns of Class I of Aristotle Small Cap Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on October 23, 2023. On November 6, 2023, the Fund’s Class I-2 shares were merged into Class I-3 shares. Class I-3 was subsequently renamed Class I-2, and the Class I-3 name was discontinued following the merger.

(b)	Based on the average shares outstanding for the year.
(c)	Amount represents less than $0.005 per share.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

117

Aristotle Small Cap Equity Fund
Financial Highlights
Class R6

	Period Ended September 30, 2024 (Unaudited)	January 1, 2024 through March 31, 2024(g)	October 23, 2023(a) through December 31, 2023
PER SHARE DATA:
Net asset value, beginning of period	$14.11	$13.59	$11.78
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.04	0.01	0.02
Net realized and unrealized gain (loss) on investments	0.76	0.51	1.79
Total from investment operations	0.80	0.52	1.81
LESS DISTRIBUTIONS FROM:
From net investment income	—	—	(0.00)(f)
Total distributions	—	—	—
Net asset value, end of period	$14.91	$14.11	$13.59
TOTAL RETURN(c)(d)	5.67%	3.83%	15.38%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,200	$1,177	$1,235
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.85%	0.85%	0.86%
After expense reimbursement (recapture)(e)	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	0.55%	0.32%	0.73%
Portfolio turnover rate(c)	7%	1%	10%

Portfolio Turnover is calculated for the Fund as a whole.
(a)
This Fund was part of a reorganization of a series of the Investment Managers Series Trust (an “Acquired Fund”) into the Fund, in which the Acquired Fund acted as the accounting survivor. The amounts shown are based on the 70 days between the date of reorganization and the end of the period.

(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than $0.005 per share.
(g)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

118

Aristotle Small/Mid Cap Equity Fund
Financial Highlights
Class A

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(f)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$7.02	$9.29	$15.98	$17.47	$9.52	$13.02
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.00(b)	0.01	0.04	(0.07)	(0.04)	(0.00)(b)
Net realized and unrealized gain (loss) on investments	0.51	0.83	(1.91)	(0.34)	7.99	(3.47)
Total from investment operations	0.51	0.84	(1.87)	(0.41)	7.95	(3.47)
LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.10)	—	—	—	(0.03)
From net realized gains	—	(3.01)	(4.82)	(1.08)	—	—
Total distributions	—	(3.11)	(4.82)	(1.08)	—	(0.03)
Net asset value, end of period	$7.53	$7.02	$9.29	$15.98	$17.47	$9.52
TOTAL RETURN(c)(d)	7.26%	13.16%	(11.41)%	(2.82)%	83.51%	(26.71)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$12,108	$12,864	$13,055	$19,675	$22,988	$14,379
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	1.15%	1.16%	1.29%	1.23%	1.24%	1.37%
After expense reimbursement (recapture)(e)	1.15%	1.16%	1.21%	1.20%	1.20%	1.23%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	0.05%	0.16%	0.34%	(0.38)%	(0.33)%	(0.03)%
Portfolio turnover rate(c)	8%	151%	33%	34%	64%	36%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Small/Mid-Cap.
The accompanying notes are an integral part of these financial statements.

119

Aristotle Small/Mid Cap Equity Fund
Financial Highlights
Class C

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(e)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$6.15	$8.55	$15.24	$16.83	$9.24	$12.70
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	(0.02)	(0.05)	(0.05)	(0.19)	(0.14)	(0.10)
Net realized and unrealized gain (loss) on investments	0.44	0.72	(1.82)	(0.32)	7.73	(3.36)
Total from investment operations	0.42	0.67	(1.87)	(0.51)	7.59	(3.46)
LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.06)	—	—	—	—
From net realized gains	—	(3.01)	(4.82)	(1.08)	—	—
Total distributions	—	(3.07)	(4.82)	(1.08)	—	—
Net asset value, end of period	$6.57	$6.15	$8.55	$15.24	$16.83	$9.24
TOTAL RETURN(b)(c)	6.99%	12.14%	(12.01)%	(3.53)%	82.14%	(27.24)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,167	$2,660	$5,260	$9,370	$10,990	$9,277
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	1.90%	1.91%	2.04%	1.98%	1.99%	2.13%
After expense reimbursement (recapture)(d)	1.90%	1.91%	1.96%	1.95%	1.95%	1.98%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	(0.71)%	(0.62)%	(0.41)%	(1.13)%	(1.08)%	(0.78)%
Portfolio turnover rate(b)	8%	151%	33%	34%	64%	36%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.
(e)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Small/Mid-Cap.
The accompanying notes are an integral part of these financial statements.

120

Aristotle Small/Mid Cap Equity Fund
Financial Highlights
Class I

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(a)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$8.29	$10.40	$17.17	$17.61	$9.59	$13.12
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.01	0.04	0.09	(0.01)	0.00(c)	0.04
Net realized and unrealized gain (loss) on investments	0.60	0.98	(2.04)	(0.43)	8.08	(3.50)
Total from investment operations	0.61	1.02	(1.95)	(0.44)	8.08	(3.46)
LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.12)	—	—	(0.06)	(0.07)
From net realized gains	—	(3.01)	(4.82)	—	—	—
Total distributions	—	(3.13)	(4.82)	—	(0.06)	(0.07)
Net asset value, end of period	$8.90	$8.29	$10.40	$17.17	$17.61	$9.59
Total return(d)(e)	7.48%	13.48%	(11.11)%	(2.44)%	84.32%	(26.57)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$661	$679	$497	$1,017	$1,558	$4,802
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.85%	0.87%	1.03%	0.98%	0.99%	1.01%
After expense reimbursement (recapture)(f)	0.85%	0.85%	0.86%	0.85%	0.86%	0.93%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	0.36%	0.46%	0.69%	(0.03)%	0.01%	0.27%
Portfolio turnover rate(d)	8%	151%	33%	34%	64%	36%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Small/Mid-Cap.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Amount is less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

121

Aristotle Small/Mid Cap Equity Fund
Financial Highlights
Class I-2(a)

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$7.23	$9.46	$16.12	$17.57	$9.58	$13.11
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.01	0.03	0.08	(0.02)	(0.01)	0.03
Net realized and unrealized gain (loss) on investments	0.52	0.85	(1.92)	(0.35)	8.05	(3.50)
Total from investment operations	0.53	0.88	(1.84)	(0.37)	8.04	(3.47)
LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.10)	—	—	(0.05)	(0.06)
From net realized gains	—	(3.01)	(4.82)	(1.08)	—	—
Total distributions	—	(3.11)	(4.82)	(1.08)	(0.05)	(0.06)
Net asset value, end of period	$7.76	$7.23	$9.46	$16.12	$17.57	$9.58
Total return(c)(d)	7.33%	13.39%	(11.15)%	(2.52)%	84.04%	(26.61)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$29,399	$31,874	$72,294	$184,718	$312,981	$214,344
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.90%	0.91%	1.04%	0.98%	1.00%	1.12%
After expense reimbursement (recapture)(e)	0.90%	0.91%	0.96%	0.95%	0.95%	0.98%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	0.30%	0.39%	0.59%	(0.13)%	(0.08)%	0.22%
Portfolio turnover rate(c)	8%	151%	33%	34%	64%	36%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Advisor Class shares of Pacific Funds Small/Mid-Cap, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

122

Aristotle/Saul Global Equity Fund
Financial Highlights
Class A

	Period Ended September 30, 2024 (Unaudited)	January 16, 2024(a) through March 31, 2024
PER SHARE DATA:
Net asset value, beginning of period	$15.33	$14.29
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.10	0.01
Net realized and unrealized gain (loss) on investments	0.72	1.03
Total from investment operations	0.82	1.04
Net asset value, end of period	$16.15	$15.33
TOTAL RETURN(c)(d)	5.35%	7.28%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$12	$10
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	1.03%	1.04%
After expense reimbursement (recapture)(e)	1.03%	1.04%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	1.27%	0.49%
Portfolio turnover rate(c)	4%	1%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Commencement of operations.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

123

Aristotle/Saul Global Equity Fund
Financial Highlights
Class I

	Period Ended September 30, 2024 (Unaudited)	January 16, 2024(a) through March 31, 2024
PER SHARE DATA:
Net asset value, beginning of period	$15.34	$14.29
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.12	0.02
Net realized and unrealized gain (loss) on investments	0.72	1.03
Total from investment operations	0.84	1.05
Net asset value, end of period	$16.18	$15.34
TOTAL RETURN(c)(d)	5.48%	7.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$11	$11
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.78%	0.79%
After expense reimbursement (recapture)(e)	0.78%	0.79%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	1.52%	0.75%
Portfolio turnover rate(c)	4%	1%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Commencement of operations.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

124

Aristotle/Saul Global Equity Fund
Financial Highlights
Class I-2(a)

	Period Ended September 30, 2024 (Unaudited)	January 1, 2024 through March 31, 2024(h)	For the Year Ended December 31,
			2023	2022	2021	2020	2019
PER SHARE DATA:
Net asset value, beginning of period	$15.34	$14.47	$12.98	$16.53	$14.18	$12.79	$10.76
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.12	0.02	0.16	0.14	0.11	0.11	0.12
Net realized and unrealized gain (loss) on investments	0.72	0.85	2.28	(3.01)	2.65	2.01	2.83
Total from investment operations	0.84	0.87	2.44	(2.87)	2.76	2.12	2.95
LESS DISTRIBUTIONS FROM:
From net investment income	—	—	(0.18)	(0.16)	(0.11)	(0.12)	(0.17)
From net realized gains	—	—	(0.77)	(0.52)	(0.30)	(0.61)	(0.75)
Total distributions	—	—	(0.95)	(0.68)	(0.41)	(0.73)	(0.92)
Redemption fee proceeds(b)	—	—	—	—	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of period	$16.18	$15.34	$14.47	$12.98	$16.53	$14.18	$12.79
TOTAL RETURN(d)(f)	5.48%	6.01%	19.07%	(17.49)%	19.54%	16.68%	27.55%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$37,875	$61,650	$58,073	$67,499	$94,029	$69,128	$70,240
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(g)	0.79%	0.79%	1.00%(e)	0.95%	0.95%	1.07%	1.02%
After expense reimbursement (recapture)(g)	0.78%	0.78%	0.81%(e)	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(g)	1.62%	0.61%	1.16%	1.03%	0.70%	0.90%	0.97%
Portfolio turnover rate(f)	4%	1%	10%	22%	13%	12%	22%

Portfolio Turnover is calculated for the Fund as a whole.
(a)
For periods prior to October 23, 2023, reflects financial information and returns of Class I of Aristotle/Saul Global Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on October 23, 2023.

(b)	Based on the average shares outstanding for the year.
(c)	Amount represents less than $0.005 per share.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Includes tax expense of 0.01%.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

125

Aristotle Value Equity Fund
Financial Highlights
Class A

	Period Ended September 30, 2024 (Unaudited)	January 1, 2024 through March 31, 2024(g)	December 28, 2023(a) through December 31, 2023
PER SHARE DATA:
Net asset value, beginning of period	$10.72	$9.98	$10.00
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.05	0.04	0.00(c)
Net realized and unrealized gain (loss) on investments	0.42	0.70	(0.02)
Total from investment operations	0.47	0.74	(0.02)
Net asset value, end of period	$11.19	$10.72	$9.98
Total return(d)(e)	4.38%	7.41%	(0.20)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$115	$107	$1
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.94%	0.94%	0.95%
After expense reimbursement (recapture)(f)	0.94%	0.94%	0.95%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	0.90%	1.39%	1.13%
Portfolio turnover rate(d)	7%	4%	7%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Commencement of operations.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
(g)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

126

Aristotle Value Equity Fund
Financial Highlights
Class I

	Period Ended September 30, 2024 (Unaudited)	January 1, 2024 through March 31, 2024(g)	December 26, 2023(a) through December 31, 2023
PER SHARE DATA:
Net asset value, beginning of period	$10.48	$9.75	$10.00
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.06	0.03	0.00(c)
Net realized and unrealized gain (loss) on investments	0.41	0.70	0.01
Total from investment operations	0.47	0.73	0.01
LESS DISTRIBUTIONS FROM:
From net investment income	—	—	(0.26)
Total distributions	—	—	(0.26)
Net asset value, end of period	$10.95	$10.48	$9.75
Total return(d)(e)	4.48%	7.49%	0.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$39	$37	$24
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.69%	0.69%	0.70%
After expense reimbursement (recapture)(f)	0.69%	0.69%	0.70%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	1.15%	1.12%	1.44%
Portfolio turnover rate(d)	7%	4%	7%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Commencement of operations.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
(g)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

127

Aristotle Value Equity Fund
Financial Highlights
Class I-2(a)

	Period Ended September 30, 2024 (Unaudited)	January 1, 2024 through March 31, 2024(i)	Year Ended December 31,
			2023	2022	2021	2020	2019
PER SHARE DATA:
Net asset value, beginning of year	$21.79	$20.28	$17.14	$20.55	$16.83	$14.79	$11.29
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.12	0.05	0.25	0.21	0.16	0.13	0.13
Net realized and unrealized gain (loss) on investments	0.86	1.46	3.13	(3.29)	4.03	2.00	3.50
Total from investment operations	0.98	1.51	3.38	(3.08)	4.19	2.13	3.63
LESS DISTRIBUTIONS FROM:
From net investment income	—	—	(0.24)	(0.21)	(0.13)	(0.09)	(0.13)
From net realized gains	—	—	—	(0.12)	(0.34)	—	—
Total distributions	—	—	(0.24)	(0.33)	(0.47)	(0.09)	(0.13)
Redemption fee proceeds(b)	—	—	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of year	$22.77	$21.79	$20.28	$17.14	$20.55	$16.83	$14.79
Total return(d)(g)	4.50%	7.45%	19.70%	(15.04)%	24.90%	14.38%	32.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$703,295	$695,930	$679,164	$683,322	$947,191	$396,792	$99,537
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(h)	0.69%	0.69%	0.71%(f)	0.71%	0.71%	0.79%	0.93%
After expense reimbursement (recapture)(h)	0.69%	0.69%	0.69%(f)	0.69%	0.69%	0.70%(e)	0.78%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(h)	1.15%	1.05%	1.38%	1.18%	0.80%	0.92%	0.97%
Portfolio turnover rate(g)	7%	4%	7%	20%	14%	14%	86%

Portfolio Turnover is calculated for the Fund as a whole.
(a)
For periods prior to October 23, 2023, reflects financial information and returns of Class I of Aristotle Value Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on October 23, 2023.

(b)	Based on the average shares outstanding for the year.
(c)	Amount represents less than $0.005 per share.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)
Effective March 1, 2020, the Predecessor Fund’s adviser had contractually agreed to waive its fees and/or absorb expenses of the Predecessor Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.69% of average daily net assets of the Predecessor Fund. Prior to March 1, 2020, the annual operating expense limitation was 0.78%.

(f)	Includes tax reclaim service fee of 0.00%.
(g)	Not annualized for periods less than one year.
(h)	Annualized for periods less than one year.
(i)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

128

Aristotle Value Equity Fund
Financial Highlights
Class R6

	Period Ended September 30, 2024 (Unaudited)	January 29, 2024(a) through March 31, 2024
PER SHARE DATA:
Net asset value, beginning of period	$21.79	$20.55
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.13	0.05
Net realized and unrealized gain (loss) on investments	0.87	1.19
Total from investment operations	1.00	1.24
Net asset value, end of period	$22.79	$21.79
Total return(c)(d)	4.59%	6.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$11	$11
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.62%	0.61%
After expense reimbursement (recapture)(e)	0.61%	0.61%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	1.23%	1.47%
Portfolio turnover rate(c)	7%	4%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Commencement of operations.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

129

Aristotle Portfolio Optimization Aggressive Growth Fund
Financial Highlights
Class A

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(f)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$12.86	$10.95	$16.37	$17.62	$11.38	$14.25
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.04	0.25	0.06	0.02	0.09	0.19
Net realized and unrealized gain (loss) on investments	1.04	1.87	(1.74)	0.63	6.70	(1.89)
Total from investment operations	1.08	2.12	(1.68)	0.65	6.79	(1.70)
LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.06)	—	(0.52)	(0.21)	(0.23)
From net realized gains	—	(0.15)	(3.74)	(1.38)	(0.34)	(0.94)
Total distributions	—	(0.21)	(3.74)	(1.90)	(0.55)	(1.17)
Net asset value, end of period	$13.94	$12.86	$10.95	$16.37	$17.62	$11.38
Total return(b)(c)	8.40%	19.48%	(9.53)%	2.80%	60.05%	(13.66)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$245,853	$241,995	$230,188	$270,691	$275,818	$191,505
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.70%	0.70%	0.66%	0.65%	0.66%	0.67%
After expense reimbursement (recapture)(d)(e)	0.70%	0.70%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	0.61%	2.20%	0.46%	0.12%	0.56%	1.31%
Portfolio turnover rate(b)	13%	121%	29%	15%	31%	19%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)
The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Aggressive-Growth.
The accompanying notes are an integral part of these financial statements.

130

Aristotle Portfolio Optimization Aggressive Growth Fund
Financial Highlights
Class C

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(f)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$11.87	$10.18	$15.62	$16.92	$10.97	$13.76
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	(0.01)	0.16	(0.04)	(0.11)	(0.03)	0.08
Net realized and unrealized gain (loss) on investments	0.95	1.71	(1.66)	0.60	6.45	(1.82)
Total from investment operations	0.94	1.87	(1.70)	0.49	6.42	(1.74)
LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.03)	—	(0.41)	(0.13)	(0.11)
From net realized gains	—	(0.15)	(3.74)	(1.38)	(0.34)	(0.94)
Total distributions	—	(0.18)	(3.74)	(1.79)	(0.47)	(1.05)
Net asset value, end of period	$12.81	$11.87	$10.18	$15.62	$16.92	$10.97
Total return(b)(c)	7.92%	18.54%	(10.16)%	2.04%	58.83%	(14.25)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$23,260	$24,630	$26,893	$35,333	$43,705	$35,339
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	1.45%	1.45%	1.41%	1.40%	1.41%	1.42%
After expense reimbursement (recapture)(d)(e)	1.45%	1.45%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	(0.15)%	1.51%	(0.29)%	(0.63)%	(0.19)%	0.56%
Portfolio turnover rate(b)	13%	121%	29%	15%	31%	19%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)
The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Aggressive-Growth.
The accompanying notes are an integral part of these financial statements.

131

Aristotle Portfolio Optimization Aggressive Growth Fund
Financial Highlights
Class I-2(a)

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(g)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$13.06	$11.09	$16.48	$17.72	$11.44	$14.29
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.06	0.30	0.09	0.07	0.12	0.23
Net realized and unrealized gain (loss) on investments	1.04	1.88	(1.74)	0.62	6.74	(1.89)
Total from investment operations	1.10	2.18	(1.65)	0.69	6.86	(1.66)
LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.06)	—	(0.55)	(0.24)	(0.25)
From net realized gains	—	(0.15)	(3.74)	(1.38)	(0.34)	(0.94)
Total distributions	—	(0.21)	(3.74)	(1.93)	(0.58)	(1.19)
Net asset value, end of period	$14.16	$13.06	$11.09	$16.48	$17.72	$11.44
Total return(c)(d)	8.42%	19.84%	(9.25)%	3.02%	60.35%	(13.34)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,646	$9,014	$9,333	$10,940	$14,855	$9,606
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.45%	0.45%	0.41%	0.40%	0.41%	0.42%
After expense reimbursement (recapture)(e)(f)	0.45%	0.45%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	0.88%	2.52%	0.71%	0.37%	0.81%	1.56%
Portfolio turnover rate(c)	13%	121%	29%	15%	31%	19%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Advisor Class shares of Pacific Funds Portfolio Optimization Aggressive-Growth, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)
The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(f)	Annualized for periods less than one year.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Aggressive Growth Fund.
The accompanying notes are an integral part of these financial statements.

132

Aristotle Portfolio Optimization Conservative Fund
Financial Highlights
Class A

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(f)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$9.82	$9.40	$10.77	$11.46	$9.83	$10.23
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.17	0.34	0.27	0.18	0.16	0.17
Net realized and unrealized gain (loss) on investments	0.39	0.41	(1.00)	(0.39)	1.80	(0.35)
Total from investment operations	0.56	0.75	(0.73)	(0.21)	1.96	(0.18)
LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.33)	(0.02)	(0.28)	(0.33)	(0.20)
From net realized gains	—	—	(0.62)	(0.20)	—	(0.02)
Total distributions	—	(0.33)	(0.64)	(0.48)	(0.33)	(0.22)
Net asset value, end of year	$10.38	$9.82	$9.40	$10.77	$11.46	$9.83
Total return(b)(c)	5.70%	8.01%	(6.71)%	(2.13)%	19.96%	(1.95)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$122,314	$124,966	$139,384	$174,061	$191,406	$159,186
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.71%	0.71%	0.68%	0.67%	0.67%	0.68%
After expense reimbursement (recapture)(d)(e)	0.71%	0.70%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	3.42%	3.52%	2.74%	1.53%	1.47%	1.60%
Portfolio turnover rate(b)	16%	127%	28%	20%	37%	22%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)
The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor, Pacific Funds Portfolio Optimization Conservative.
The accompanying notes are an integral part of these financial statements.

133

Aristotle Portfolio Optimization Conservative Fund
Financial Highlights
Class C

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(f)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$9.39	$9.05	$10.44	$11.14	$9.59	$9.97
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.13	0.26	0.19	0.09	0.08	0.09
Net realized and unrealized gain (loss) on investments	0.37	0.38	(0.96)	(0.38)	1.74	(0.35)
Total from investment operations	0.50	0.64	(0.77)	(0.29)	1.82	(0.26)
LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.30)	—	(0.21)	(0.27)	(0.10)
From net realized gains	—	—	(0.62)	(0.20)	—	(0.02)
Total distributions	—	(0.30)	(0.62)	(0.41)	(0.27)	(0.12)
Net asset value, end of year	$9.89	$9.39	$9.05	$10.44	$11.14	$9.59
Total return(b)(c)	5.32%	7.12%	(7.34)%	(2.85)%	18.96%	(2.72)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$13,500	$16,138	$24,031	$37,841	$46,869	$46,909
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	1.46%	1.46%	1.43%	1.42%	1.42%	1.43%
After expense reimbursement (recapture)(d)(e)	1.46%	1.45%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	2.65%	2.79%	1.99%	0.78%	0.72%	0.86%
Portfolio turnover rate(b)	16%	127%	28%	20%	37%	22%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)
The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor, Pacific Funds Portfolio Optimization Conservative.
The accompanying notes are an integral part of these financial statements.

134

Aristotle Portfolio Optimization Conservative Fund
Financial Highlights
Class I-2(a)

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(g)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$9.93	$9.48	$10.84	$11.52	$9.88	$10.26
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.19	0.36	0.29	0.21	0.19	0.20
Net realized and unrealized gain (loss) on investments	0.38	0.42	(1.00)	(0.39)	1.80	(0.35)
Total from investment operations	0.57	0.78	(0.71)	(0.18)	1.99	(0.15)
LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.33)	(0.03)	(0.30)	(0.35)	(0.21)
From net realized gains	—	—	(0.62)	(0.20)	—	(0.02)
Total distributions	—	(0.33)	(0.65)	(0.50)	(0.35)	(0.23)
Net asset value, end of year	$10.50	$9.93	$9.48	$10.84	$11.52	$9.88
Total return(c)(d)	5.74%	8.33%	(6.50)%	(1.84)%	20.17%	(1.68)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,583	$4,857	$6,871	$13,647	$11,299	$6,994
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.46%	0.46%	0.43%	0.42%	0.42%	0.43%
After expense reimbursement (recapture)(e)(f)	0.46%	0.45%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	3.66%	3.77%	2.99%	1.78%	1.72%	1.85%
Portfolio turnover rate(c)	16%	127%	28%	20%	37%	22%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Advisor Class shares of Pacific Funds Portfolio Optimization Conservative, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)
The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(f)	Annualized for periods less than one year.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Conservative Fund.
The accompanying notes are an integral part of these financial statements.

135

Aristotle Portfolio Optimization Growth Fund
Financial Highlights
Class A

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(f)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$11.94	$10.36	$14.33	$15.50	$10.59	$12.77
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.07	0.29	0.11	0.07	0.11	0.19
Net realized and unrealized gain (loss) on investments	0.86	1.44	(1.47)	0.39	5.19	(1.45)
Total from investment operations	0.93	1.73	(1.36)	0.46	5.30	(1.26)
LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.11)	—	(0.40)	(0.23)	(0.22)
From net realized gains	—	(0.04)	(2.61)	(1.23)	(0.16)	(0.70)
Total distributions	—	(0.15)	(2.61)	(1.63)	(0.39)	(0.92)
Net asset value, end of period	$12.87	$11.94	$10.36	$14.33	$15.50	$10.59
Total return(b)(c)	7.79%	16.81%	(8.93)%	2.22%	50.27%	(11.24)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$602,660	$594,004	$586,164	$712,010	$743,213	$544,605
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.70%	0.70%	0.64%	0.64%	0.64%	0.66%
After expense reimbursement (recapture)(d)(e)	0.70%	0.70%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	1.13%	2.64%	0.97%	0.46%	0.80%	1.45%
Portfolio turnover rate(b)	15%	126%	30%	19%	28%	18%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)
The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Growth.
The accompanying notes are an integral part of these financial statements.

136

Aristotle Portfolio Optimization Growth Fund
Financial Highlights
Class C

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(f)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$11.27	$9.84	$13.86	$15.06	$10.33	$12.45
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.02	0.20	0.03	(0.04)	0.01	0.09
Net realized and unrealized gain (loss) on investments	0.81	1.36	(1.44)	0.38	5.03	(1.41)
Total from investment operations	0.83	1.56	(1.41)	0.34	5.04	(1.32)
LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.09)	—	(0.31)	(0.15)	(0.10)
From net realized gains	—	(0.04)	(2.61)	(1.23)	(0.16)	(0.70)
Total distributions	—	(0.13)	(2.61)	(1.54)	(0.31)	(0.80)
Net asset value, end of period	$12.10	$11.27	$9.84	$13.86	$15.06	$10.33
Total return(b)(c)	7.36%	15.92%	(9.63)%	1.51%	48.99%	(11.81)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$52,765	$56,368	$64,896	$89,501	$116,482	$100,768
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	1.45%	1.45%	1.39%	1.39%	1.39%	1.41%
After expense reimbursement (recapture)(d)(e)	1.45%	1.45%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	0.37%	1.97%	0.22%	(0.29)%	0.05%	0.70%
Portfolio turnover rate(b)	15%	126%	30%	19%	28%	18%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)
The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Growth.
The accompanying notes are an integral part of these financial statements.

137

Aristotle Portfolio Optimization Growth Fund
Financial Highlights
Class I-2(a)

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(g)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$12.12	$10.49	$14.44	$15.60	$10.65	$12.82
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.08	0.33	0.15	0.11	0.14	0.22
Net realized and unrealized gain (loss) on investments	0.88	1.46	(1.49)	0.39	5.23	(1.45)
Total from investment operations	0.96	1.79	(1.34)	0.50	5.37	(1.23)
LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.12)	—	(0.43)	(0.26)	(0.24)
From net realized gains	—	(0.04)	(2.61)	(1.23)	(0.16)	(0.70)
Total distributions	—	(0.16)	(2.61)	(1.66)	(0.42)	(0.94)
Net asset value, end of period	$13.08	$12.12	$10.49	$14.44	$15.60	$10.65
Total return(c)(d)	7.92%	17.15%	(8.72)%	2.46%	50.62%	(10.98)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$13,337	$14,019	$15,875	$19,833	$20,137	$14,485
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.45%	0.45%	0.39%	0.39%	0.39%	0.41%
After expense reimbursement (recapture)(e)(f)	0.45%	0.45%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	1.37%	2.99%	1.22%	0.71%	1.05%	1.70%
Portfolio turnover rate(c)	15%	126%	30%	19%	28%	18%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Advisor Class shares of Pacific Funds Portfolio Optimization Growth, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)
The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(f)	Annualized for periods less than one year.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Growth.
The accompanying notes are an integral part of these financial statements.

138

Aristotle Portfolio Optimization Moderate Conservative Fund
Financial Highlights
Class A

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(f)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$10.20	$9.47	$11.62	$12.52	$9.95	$10.70
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.14	0.32	0.23	0.15	0.15	0.17
Net realized and unrealized gain (loss) on investments	0.52	0.67	(1.14)	(0.20)	2.74	(0.66)
Total from investment operations	0.66	0.99	(0.91)	(0.05)	2.89	(0.49)
LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.26)	—	(0.29)	(0.32)	(0.22)
From net realized gains	—	—	(1.24)	(0.56)	—	(0.04)
Total distributions	—	(0.26)	(1.24)	(0.85)	(0.32)	(0.26)
Net asset value, end of period	$10.86	$10.20	$9.47	$11.62	$12.52	$9.95
Total return(b)(c)	6.47%	10.58%	(7.59)%	(0.83)%	29.06%	(4.94)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$192,182	$193,061	$207,516	$262,457	$283,474	$231,749
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.71%	0.70%	0.67%	0.65%	0.66%	0.67%
After expense reimbursement (recapture)(d)(e)	0.71%	0.70%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	2.70%	3.27%	2.26%	1.14%	1.25%	1.55%
Portfolio turnover rate(b)	15%	123%	26%	19%	28%	20%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)
The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Moderate-Conservative.
The accompanying notes are an integral part of these financial statements.

139

Aristotle Portfolio Optimization Moderate Conservative Fund
Financial Highlights
Class C

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(f)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$9.72	$9.08	$11.29	$12.20	$9.72	$10.44
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.10	0.23	0.15	0.05	0.06	0.09
Net realized and unrealized gain (loss) on investments	0.50	0.65	(1.12)	(0.18)	2.66	(0.66)
Total from investment operations	0.60	0.88	(0.97)	(0.13)	2.72	(0.57)
LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.24)	—	(0.22)	(0.24)	(0.11)
From net realized gains	—	—	(1.24)	(0.56)	—	(0.04)
Total distributions	—	(0.24)	(1.24)	(0.78)	(0.24)	(0.15)
Net asset value, end of period	$10.32	$9.72	$9.08	$11.29	$12.20	$9.72
Total return(b)(c)	6.17%	9.78%	(8.37)%	(1.54)%	28.06%	(5.63)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$12,644	$14,906	$19,045	$31,538	$45,349	$48,929
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	1.46%	1.45%	1.42%	1.41%	1.41%	1.42%
After expense reimbursement (recapture)(d)(e)	1.46%	1.45%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	1.94%	2.49%	1.51%	0.39%	0.50%	0.80%
Portfolio turnover rate(b)	15%	123%	26%	19%	28%	20%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)
The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Moderate-Conservative.
The accompanying notes are an integral part of these financial statements.

140

Aristotle Portfolio Optimization Moderate Conservative Fund
Financial Highlights
Class I-2(a)

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(g)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$10.33	$9.57	$11.70	$12.60	$10.00	$10.75
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.15	0.35	0.26	0.18	0.18	0.20
Net realized and unrealized gain (loss) on investments	0.54	0.68	(1.15)	(0.20)	2.76	(0.67)
Total from investment operations	0.69	1.03	(0.89)	(0.02)	2.94	(0.47)
LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.27)	—	(0.32)	(0.34)	(0.24)
From net realized gains	—	—	(1.24)	(0.56)	—	(0.04)
Total distributions	—	(0.27)	(1.24)	(0.88)	(0.34)	(0.28)
Net asset value, end of period	$11.02	$10.33	$9.57	$11.70	$12.60	$10.00
Total return(c)(d)	6.68%	10.85%	(7.36)%	(0.64)%	29.44%	(4.67)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,546	$4,348	$4,479	$6,710	$6,126	$5,659
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.46%	0.45%	0.41%	0.40%	0.41%	0.42%
After expense reimbursement (recapture)(e)(f)	0.46%	0.45%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	2.90%	3.54%	2.51%	1.39%	1.50%	1.80%
Portfolio turnover rate(c)	15%	123%	26%	19%	28%	20%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Advisor Class shares of Pacific Funds Portfolio Optimization Moderate-Conservative, the Fund’s predecessor fund were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)
The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(f)	Annualized for periods less than one year.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Moderate Conservative Fund.
The accompanying notes are an integral part of these financial statements.

141

Aristotle Portfolio Optimization Moderate Fund
Financial Highlights
Class A

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(f)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$11.19	$9.94	$13.33	$14.35	$10.60	$12.01
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.11	0.29	0.17	0.10	0.12	0.17
Net realized and unrealized gain (loss) on investments	0.68	1.14	(1.38)	0.11	4.06	(0.95)
Total from investment operations	0.79	1.43	(1.21)	0.21	4.18	(0.78)
LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.18)	—	(0.36)	(0.32)	(0.19)
From net realized gains	—	—	(2.18)	(0.87)	(0.11)	(0.44)
Total distributions	—	(0.18)	(2.18)	(1.23)	(0.43)	(0.63)
Net asset value, end of period	$11.98	$11.19	$9.94	$13.33	$14.35	$10.60
Total return(b)(c)	7.06%	14.47%	(8.67)%	0.92%	39.61%	(7.24)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$665,539	$667,295	$677,263	$845,027	$897,486	$714,447
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.71%	0.70%	0.64%	0.63%	0.64%	0.66%
After expense reimbursement (recapture)(d)(e)	0.71%	0.70%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	1.89%	2.80%	1.52%	0.68%	0.95%	1.38%
Portfolio turnover rate(b)	18%	121%	32%	20%	27%	19%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)
The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Moderate.
The accompanying notes are an integral part of these financial statements.

142

Aristotle Portfolio Optimization Moderate Fund
Financial Highlights
Class C

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(f)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$10.68	$9.55	$12.98	$14.03	$10.39	$11.77
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.06	0.20	0.08	(0.01)	0.03	0.08
Net realized and unrealized gain (loss) on investments	0.65	1.09	(1.33)	0.11	3.96	(0.94)
Total from investment operations	0.71	1.29	(1.25)	0.10	3.99	(0.86)
LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.16)	—	(0.28)	(0.24)	(0.08)
From net realized gains	—	—	(2.18)	(0.87)	(0.11)	(0.44)
Total distributions	—	(0.16)	(2.18)	(1.15)	(0.35)	(0.52)
Net asset value, end of period	$11.39	$10.68	$9.55	$12.98	$14.03	$10.39
Total return(b)(c)	6.65%	13.54%	(9.24)%	0.14%	38.56%	(7.97)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$52,391	$58,421	$70,433	$107,229	$143,244	$142,846
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	1.45%	1.45%	1.39%	1.38%	1.39%	1.41%
After expense reimbursement (recapture)(d)(e)	1.45%	1.45%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	1.13%	2.00%	0.77%	(0.07)%	0.20%	0.63%
Portfolio turnover rate(b)	18%	121%	32%	20%	27%	19%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)
The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Moderate.
The accompanying notes are an integral part of these financial statements.

143

Aristotle Portfolio Optimization Moderate Fund
Financial Highlights
Class I-2(a)

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024(g)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$11.33	$10.05	$13.41	$14.42	$10.64	$12.05
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.13	0.32	0.20	0.14	0.16	0.20
Net realized and unrealized gain (loss) on investments	0.70	1.15	(1.38)	0.11	4.07	(0.96)
Total from investment operations	0.83	1.47	(1.18)	0.25	4.23	(0.76)
LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.19)	—	(0.39)	(0.34)	(0.21)
From net realized gains	—	—	(2.18)	(0.87)	(0.11)	(0.44)
Total distributions	—	(0.19)	(2.18)	(1.26)	(0.45)	(0.65)
Net asset value, end of period	$12.16	$11.33	$10.05	$13.41	$14.42	$10.64
Total return(c)(d)	7.33%	14.68%	(8.39)%	1.17%	39.99%	(7.07)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$24,425	$20,351	$21,881	$30,378	$35,732	$21,729
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.46%	0.45%	0.39%	0.38%	0.39%	0.41%
After expense reimbursement (recapture)(e)(f)	0.46%	0.45%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	2.23%	3.02%	1.77%	0.93%	1.20%	1.63%
Portfolio turnover rate(c)	18%	121%	32%	20%	27%	19%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Advisor Class shares of Pacific Funds Portfolio Optimization Moderate, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)
The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(f)	Annualized for periods less than one year.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Moderate.
The accompanying notes are an integral part of these financial statements.

144

Aristotle Funds Series Trust
NOTES TO FINANCIAL STATEMENTS
NOTE 1 – ORGANIZATION
Aristotle Funds Series Trust (which may be referred to as “Aristotle Funds” or the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company, and is organized as a Delaware statutory trust established pursuant to a Declaration of Trust dated November 29, 2022. Aristotle Investment Services, LLC (“AIS” or the “Adviser”) serves as investment adviser to the Trust. As of September 30, 2024, the Trust was comprised of the following nineteen separate funds (each individually a “Fund”, and collectively the “Funds”):

•	Aristotle Core Income Fund
•	Aristotle ESG Core Bond Fund
•	Aristotle Floating Rate Income Fund
•	Aristotle High Yield Bond Fund
•	Aristotle Short Duration Income Fund
•	Aristotle Strategic Income Fund
•	Aristotle Ultra Short Income Fund
•	Aristotle Core Equity Fund
•	Aristotle Growth Equity Fund
•	Aristotle International Equity Fund
•	Aristotle Small Cap Equity Fund
•	Aristotle Small/Mid Cap Equity Fund
•	Aristotle Value Equity Fund
•	Aristotle/Saul Global Equity Fund
•	Aristotle Portfolio Optimization Aggressive
Growth Fund
•	Aristotle Portfolio Optimization Conservative Fund
•	Aristotle Portfolio Optimization Growth Fund
•	Aristotle Portfolio Optimization Moderate
Conservative Fund
•	Aristotle Portfolio Optimization Moderate
Fund
All of the Funds are classified and operate as diversified funds as of the date of this shareholder report under the 1940 Act, with the exception of Aristotle Growth Equity Fund, which operates as a non-diversified company within the meaning of the 1940 Act. Each Fund represents a distinct portfolio with its own investment objectives and policies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
Aristotle Core Income Fund, Aristotle ESG Core Bond Fund, Aristotle Floating Rate Income Fund, Aristotle High Yield Bond Fund, Aristotle Short Duration Income Fund, Aristotle Strategic Income Fund and Aristotle Ultra Short Income Fund are collectively the “Income Funds.” Aristotle Core Equity Fund, Aristotle Growth Equity Fund, Aristotle International Equity Fund, Aristotle Small Cap Equity Fund, Aristotle Value Equity Fund, Aristotle/Saul Global Equity Fund, and Aristotle Small/Mid Cap Equity Fund are collectively the “Equity Funds.” Aristotle Portfolio Optimization Aggressive Growth Fund, Aristotle Portfolio Optimization Conservative Fund, Aristotle Portfolio Optimization Growth Fund, Aristotle Portfolio Optimization Moderate Conservative Fund and Aristotle Portfolio Optimization Moderate Fund are collectively the “Portfolio Optimization Funds.”
Aristotle Core Equity Fund, Aristotle International Equity Fund, Aristotle Small Cap Equity Fund, Aristotle/Saul Global Equity Fund, and Aristotle Value Equity Fund (the “Legacy Aristotle Funds”) were each part of a reorganization with corresponding series of the Investment Managers Series Trust (the “IMST Funds”), which occurred on October 23, 2023 (the “October 2023 Reorganization”). The IMST Funds were the accounting survivors of the October 2023 Reorganization, and had a fiscal year end of December 31; as such, the Legacy Aristotle Funds had a fiscal year end of December 31 following the October 2023 Reorganization. The Legacy Aristotle Funds changed their fiscal year end to March 31, beginning March 31, 2024.
Aristotle Core Income Fund’s primary investment goal is to seek a high level of current income; capital appreciation is of secondary importance. The Fund offers Class A, Class C, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% contingent deferred

145

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NOTES TO FINANCIAL STATEMENTS(Continued)
sales charge (“CDSC”); and (iii) Class I and Class I- 2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Core Income Fund acquired the assets and assumed the liabilities of Pacific Funds Core Income, a series of Pacific Funds Series Trust.
Aristotle ESG Core Bond Fund’s primary investment goal is to seek total return, consisting of current income and capital appreciation, while giving consideration to certain environmental, social, and governance criteria. The Fund offers Class I and Class I-2 shares. Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle ESG Core Bond Fund acquired the assets and assumed the liabilities of Pacific Funds ESG Core Bond, a series of Pacific Funds Series Trust.
Aristotle Floating Rate Income Fund’s primary investment goal is to seek a high level of current income. The Fund offers Class A, Class C, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 3.00% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Floating Rate Income Fund acquired the assets and assumed the liabilities of Pacific Funds Floating Rate Income, a series of Pacific Funds Series Trust.
Aristotle High Yield Bond Fund’s primary investment goal is to seek a high level of current income. The Fund offers Class A, Class C, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle High Yield Bond Fund acquired the assets and assumed the liabilities of Pacific Funds High Income, a series of Pacific Funds Series Trust.
Aristotle Short Duration Income Fund’s primary investment goal is to seek current income; capital appreciation is of secondary importance. The Fund offers Class A, Class C, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 3.00% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Short Duration Income Fund acquired the assets and assumed the liabilities of Pacific Funds Short Duration Income, a series of Pacific Funds Series Trust.
Aristotle Strategic Income Fund’s primary investment goal is to seek a high level of current income. The Fund may also seek capital appreciation. The Fund offers Class A, Class C, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I and Class I- 2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Strategic Income Fund acquired the assets and assumed the liabilities of Pacific Funds Strategic Income, a series of Pacific Funds Series Trust.
Aristotle Ultra Short Income Fund’s primary investment goal is to seek current income consistent with capital preservation. The Fund offers Class A, Class I and Class I-2 shares. Each class is distinguished by its applicable level of distribution and/or service fees. Class A, Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Ultra Short Income Fund acquired the assets and assumed the liabilities of Pacific Funds Ultra Short Income, a series of Pacific Funds Series Trust.
Aristotle Core Equity Fund’s primary investment goal is to seek long-term growth of capital. The Fund offers Class A, Class I, and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. In general: (i) Class A shares are subject to a maximum 4.25% front-end sales charge; and; (ii) Class I, and Class I-2 shares are sold at net asset value without a sales charge. Effective on October 23, 2023, Aristotle Core Equity Fund II acquired the assets and assumed the liabilities of Aristotle Core Equity Fund, a series of Investment Managers Series Trust (“IMST”). Aristotle Core Equity Fund acted as the accounting survivor. The newly reorganized Fund was subsequently renamed Aristotle Core Equity Fund.
Aristotle Growth Equity Fund’s primary investment goal is to seek long-term growth of capital. The Fund offers Class A, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge and; (ii) Class I and

146

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NOTES TO FINANCIAL STATEMENTS(Continued)
Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Growth Equity Fund acquired the assets and assumed the liabilities of PF Growth Fund, a series of Pacific Funds Series Trust.
Aristotle International Equity Fund’s primary investment goal is to seek long-term capital appreciation. The Fund offers Class A, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge and; (ii) Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective on October 23, 2023, the Aristotle International Equity Fund II acquired the assets and assumed the liabilities of Aristotle International Equity Fund, a series of IMST. The Aristotle International Equity Fund acted as the accounting survivor. The newly reorganized Fund was subsequently renamed the Aristotle International Equity Fund.
Aristotle Small Cap Equity Fund’s primary investment goal is to seek long-term capital appreciation. The Fund offers Class A, Class C, Class I, Class I-2 and Class R6 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I, Class I-2, Class R6 shares are sold at net asset value without a sales charge. On April 17, 2023, Aristotle Small Cap Equity Fund II acquired the assets and assumed the liabilities of the Pacific Funds Small-Cap and the Pacific Funds Small-Cap Value, both series of Pacific Funds Series Trust. In addition, effective October 23, 2023, the Aristotle Small Cap Equity Fund II acquired the assets and assumed the liabilities of the Aristotle Small Cap Equity Fund, a series of IMST. The Aristotle Small Cap Equity Fund acted as the accounting survivor. The newly reorganized Fund was subsequently renamed the Aristotle Small Cap Equity Fund.
Aristotle Small/Mid Cap Equity Fund’s primary investment goal is to seek long-term capital appreciation. The Fund offers Class A, Class C, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Small/Mid Cap Equity Fund acquired the assets and assumed the liabilities of Pacific Funds Small/Mid-Cap, a series of Pacific Funds Series Trust.
Aristotle/Saul Global Equity Fund’s primary investment goal is to maximize long-term capital appreciation. The Fund offers Class A, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge; and (ii) Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective on October 23, 2023. Aristotle/Saul Global Equity Fund II acquired the assets and assumed the liabilities of Aristotle/Saul Global Equity Fund, a series of IMST. Aristotle/Saul Global Equity Fund acted as the accounting survivor. The newly reorganized Fund was subsequently renamed Aristotle/Saul Global Equity Fund.
Aristotle Value Equity Fund’s primary investment goal is to seek long-term growth of capital. The Fund offers Class A, Class I, Class I-2 and Class R6. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge; and (ii) Class I, Class I-2 and Class R6 shares are sold at net asset value without a sales charge. Effective on October 23, 2023, Aristotle Value Equity Fund II acquired the assets and assumed the liabilities of Aristotle Value Equity Fund, a series of IMST. Aristotle Value Equity Fund acted as the accounting survivor. The newly reorganized Fund was subsequently renamed Aristotle Value Equity Fund.
Aristotle Portfolio Optimization Aggressive Growth Fund’s primary investment goal is to seek high, long-term capital appreciation. The Fund offers Class A, Class C and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Portfolio Optimization Aggressive Growth Fund acquired the assets and assumed the liabilities of Pacific Funds Portfolio Optimization Aggressive Growth, a series of Pacific Funds Series Trust.
Aristotle Portfolio Optimization Conservative Fund’s primary investment goal is to seek current income and preservation of capital. The Fund offers Class A, Class C and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I-2 shares are sold at

147

Aristotle Funds Series Trust
NOTES TO FINANCIAL STATEMENTS(Continued)
net asset value without a sales charge. Effective on April 17, 2023, Aristotle Portfolio Optimization Conservative Fund acquired the assets and assumed the liabilities of Pacific Funds Portfolio Optimization Conservative, a series of Pacific Funds Series Trust.
Aristotle Portfolio Optimization Growth Fund’s primary investment goal is to seek moderately high, long-term capital appreciation with low, current income. The Fund offers Class A, Class C and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Portfolio Optimization Growth Fund acquired the assets and assumed the liabilities of the Pacific Funds Portfolio Optimization Growth, a series of Pacific Funds Series Trust.
Aristotle Portfolio Optimization Moderate Conservative Fund’s primary investment goal is to seek current income and moderate growth of capital. The Fund offers Class A, Class C and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Portfolio Optimization Moderate Conservative Fund acquired the assets and assumed the liabilities of Pacific Funds Portfolio Optimization Moderate Conservative, a series of Pacific Funds Series Trust.
Aristotle Portfolio Optimization Moderate Fund’s primary investment goal is to seek long-term growth of capital and low to moderate income. The Fund offers Class A, Class C and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Portfolio Optimization Moderate Fund acquired the assets and assumed the liabilities of Pacific Funds Portfolio Optimization Moderate, a series of Pacific Funds Series Trust.
NOTE 2 – ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.
Valuation Policy. The Trust’s Board of Trustees (the “Board”) has adopted a Valuation Policy (the “Valuation Policy”) for determining the value of the investments of each Fund of the Trust. Each Fund of the Trust is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares reflects its net asset value (“NAV”), which is determined by taking the total value of its investments and other assets, subtracting any liabilities, and dividing by the total number of shares outstanding. For the purpose of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data from various sources detailed in the Adviser’s valuation procedures. Additionally, the Board has designated AIS as the “valuation designee” for fair valuation determination pursuant to 1940 Act Rule 2a-5, as discussed below.
The NAVs are calculated once per day on each day that the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. Each NAV is generally determined as of the close of trading of the NYSE (typically 4:00 p.m. Eastern Time) on days that the NYSE is open. Information that becomes known to the Trust or its agents after the determination of a NAV on a particular day will not normally be used to retroactively adjust the price of a Fund’s investment or the NAV determined earlier that day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.
The NAVs will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a NYSE scheduled holiday or weekend, (ii) trading on the NYSE is

148

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NOTES TO FINANCIAL STATEMENTS(Continued)
restricted or halted, (iii) an emergency exists (as determined by the U.S. Securities and Exchange Commission (“SEC”)), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.
Based on information obtained from the NYSE, it is anticipated that the NYSE will be closed when the following annual holidays are observed: New Year’s Day; Martin Luther King, Jr. Day; Washington’s Birthday; Good Friday; Memorial Day; Juneteenth; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. The NYSE is normally closed on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, the NYSE typically closes early (usually 1:00 p.m. Eastern Time) on the day after Thanksgiving Day and the day before Christmas Day. Although the Trust expects the same holidays to be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time.
Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends or other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.
In the event the NYSE closes prior to 4:00 p.m. Eastern Time, whether due to a scheduled or unscheduled early close, certain other markets or exchanges may remain open. Generally, the valuation of the securities in those markets or exchanges will follow the Valuation Policy as described below, which may be after the official closing time of the NYSE.
Investment Valuation. Investments for which market quotations are readily available are valued at market value. Investments in underlying funds that are open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. When a market quotation for a portfolio holding is not readily available or is deemed unreliable (for example, when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other portfolio holdings, the portfolio holding is priced at its fair value. The Board has designated AIS, as the valuation designee, to make fair value determinations in good faith.
In determining the fair value of a Fund’s portfolio holdings, AIS, pursuant to its valuation procedures, may consider inputs from pricing service providers, broker-dealers, or a Fund’s sub-adviser. Issuer-specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers, and other market data may be reviewed in the course of making a good faith determination of the fair value of a portfolio holding. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Domestic Equity Investments. Domestic equity investments (including exchange-traded funds) are generally valued using the official closing price or last reported sale price from an exchange and does not normally take into account trading, clearances or settlements that take place after the close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.
Foreign Equity Investments. Foreign equity investments are generally valued using the official closing price or the last reported sale price from the principal foreign exchanges. The Funds may adjust for market events occurring between the close of certain foreign exchanges and the close of the NYSE. With respect to foreign equity holdings (traded in a foreign market which closes prior to the NYSE close), the values determined in accordance with the above, may be modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service or other service approved by the AIS Valuation Oversight Committee (“VOC”), to the extent that such foreign fair values are available. Certain Funds may hold investments that are primarily listed on foreign exchanges.
Domestic and Foreign Debt Investments. Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using broker quotes, cost, or other pricing methodology approved pursuant to the Valuation Policy. Generally, the prices are obtained from approved pricing sources or services as of 4:00 p.m. Eastern Time.

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Investments in Mutual Funds. With respect to shares of the following: registered and unregistered investment companies (including series thereof, or underlying funds held by Funds that are “funds-of-funds”), the NAV per share of the acquired fund whose time of determination coincides with the time of valuation of the Fund, provided that the NAV is published daily or provided by agents of the acquired fund that the VOC believes to be reliable.
Foreign Forward Currency Contracts. Foreign forward currency contracts values are generally determined at the mean between the bid and offer forward rates. A forward foreign currency contract might be used to try to “lock in” the U.S. dollar price of the security. A position hedge is used to protect against a potential decline of the U.S. dollar against a foreign currency by buying a forward contract on that foreign currency for a fixed U.S. dollar amount. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency the Manager believes will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities are denominated. Interpolated forward rates shall be used when the life of the contract is not the same as a life for which quotations are available.
Investment Values Determined by the Valuation Oversight Committee. The Adviser’s valuation procedures include methodologies approved for valuing investments in circumstances where pricing data from approved sources is not readily available or deemed to be unreliable. In such circumstances, the valuation procedures provides that the value of such investments may be determined in accordance with pre-approved fair valuation methodologies (“Pre-Approved Fair Valuation Methods”). These Pre-Approved Fair Valuation Methods may include, among others, amortized cost, intrinsic value, the use of broker dealer quotes, use of purchase price, use of merger or acquisition price, use of a reference instrument.
In the event pricing data from approved sources or Pre-Approved Fair Valuation Methods are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the VOC or its delegate pursuant to the Valuation Oversight Committee Charter. Valuations determined by the VOC or its delegate may require subjective inputs about the value of such investments. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers, and other market data may be reviewed in the course of making a good faith determination of the fair value of a portfolio holding. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.
Fair Value Measurements and Disclosure. The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Utilizing the valuation procedures, the VOC determines the level in which each investment is characterized. The VOC includes finance, operations, legal, risk and compliance members of AIS, and the Trust’s Chief Legal Officer and Chief Compliance Officer. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The VOC reviews the AIS valuation procedures periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third-party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value

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those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange traded prices, transaction prices, and/or observable vendor prices.
The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The following is a summary of the inputs used, as of September 30, 2024, in valuing the Funds’ assets carried at fair value:
Aristotle Core Income Fund

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds*	$—	$1,223,488,764	$—	$1,223,488,764
U.S. Treasury Securities	—	657,199,873	—	657,199,873
Bank Loans*	—	413,350,010	—	413,350,010
Asset-Backed Securities	—	268,618,064	—	268,618,064
Mortgage-Backed Securities	—	188,074,318	—	188,074,318
Collateralized Loan Obligations	—	140,678,114	—	140,678,114
U.S. Government Agency Issues	—	9,390,232	—	9,390,232
Total Assets	$—	$2,900,799,375	$—	$2,900,799,375

Aristotle ESG Core Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds*	$—	$15,905,665	$—	$15,905,665
U.S. Treasury Securities	—	6,941,146	—	6,941,146
Asset-Backed Securities	—	3,056,448	—	3,056,448
Collateralized Loan Obligations	—	959,735	—	959,735
Mortgage-Backed Securities	—	603,087	—	603,087
Total Assets	$—	$27,466,081	$—	$27,466,081

Aristotle Floating Rate Income Fund

	Level 1	Level 2	Level 3	Total
Assets:
Bank Loans*	$—	$3,470,513,221	$—	$3,470,513,221
Exchange Traded Funds	260,515,510	—	—	260,515,510
Corporate Bonds*	—	210,989,227	—	210,989,227
Total Assets	$260,515,510	$3,681,502,448	$—	$3,942,017,958

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Aristotle High Yield Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds*	$—	$75,647,819	$—	$75,647,819
Bank Loans*	—	6,576,131	—	6,576,131
Collateralized Loan Obligations	—	4,652,914	—	4,652,914
Common Stocks*	196,514	—	—	196,514
Total Assets	$196,514	$86,876,864	$—	$87,073,378

Aristotle Short Duration Income Fund

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds*	$—	$406,062,677	$—	$406,062,677
Asset-Backed Securities	—	144,186,071	—	144,186,071
Bank Loans*	—	132,958,457	—	132,958,457
U.S. Treasury Securities	—	108,546,953	—	108,546,953
Collateralized Loan Obligations	—	70,449,401	—	70,449,401
Total Assets	$—	$862,203,559	$—	$862,203,559

Aristotle Strategic Income Fund

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds*	$—	$2,228,854,686	$—	$2,228,854,686
Bank Loans*	—	874,155,066	—	874,155,066
Collateralized Loan Obligations	—	167,800,152	—	167,800,152
U.S. Treasury Securities	—	34,490,195	—	34,490,195
Asset-Backed Securities	—	9,973,553	—	9,973,553
Total Assets	$—	$3,351,273,652	$—	$3,351,273,652

Aristotle Ultra Short Income Fund

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds*	$—	$18,692,173	$—	$18,692,173
Collateralized Loan Obligations	—	7,005,035	—	7,005,035
Asset-Backed Securities	—	4,894,344	—	4,894,344
Bank Loans*	—	2,505,475	—	2,505,475
U.S. Treasury Securities	—	328,948	—	328,948
Total Assets	$—	$33,425,975	$—	$33,425,975

Aristotle Core Equity Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$427,710,484	$—	$—	$427,710,484
Real Estate Investment Trusts	6,714,695	—	—	6,714,695
Total Assets	$434,425,179	$—	$—	$434,425,179

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Aristotle Growth Equity Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$306,472,415	$—	$—	$306,472,415
Real Estate Investment Trusts	2,838,877	—	—	2,838,877
Total Assets	$309,311,292	$—	$—	$309,311,292

Aristotle International Equity Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$681,988,139	$—	$—	$681,988,139
Total Assets	$681,988,139	$—	$—	$681,988,139

Aristotle Small Cap Equity Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$198,698,105	$—	$—	$198,698,105
Real Estate Investment Trusts	10,569,832	—	—	10,569,832
Exchange Traded Funds	2,438,501	—	—	2,438,501
Total Assets	$211,706,438	$—	$—	$211,706,438

Aristotle Small/Mid Cap Equity Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$41,866,939	$—	$—	$41,866,939
Real Estate Investment Trusts	1,491,279	—	—	1,491,279
Closed End Funds	333,884	—	—	333,884
Exchange Traded Funds	267,610	—	—	267,610
Total Assets	$43,959,712	$—	$—	$43,959,712

Aristotle/Saul Global Equity Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$36,363,609	$—	$—	$36,363,609
Preferred Stocks*	794,035	—	—	794,035
Total Assets	$37,157,644	$—	$—	$37,157,644

Aristotle Value Equity Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$674,654,328	$—	$—	$674,654,328
Real Estate Investment Trusts	11,421,534	—	—	11,421,534
Total Assets	$686,075,862	$—	$—	$686,075,862

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Aristotle Portfolio Optimization Aggressive Growth Fund

	Level 1	Level 2	Level 3	Total
Assets:
Affiliated Open-End Funds	$149,886,928	$—	$—	$149,886,928
Exchange Traded Funds	128,118,600	—	—	128,118,600
Total Assets	$278,005,528	$—	$—	$278,005,528

Aristotle Portfolio Optimization Conservative Fund

	Level 1	Level 2	Level 3	Total
Assets:
Affiliated Open-End Funds	$100,095,271	$—	$—	$100,095,271
Exchange Traded Funds	40,099,912	—	—	40,099,912
Total Assets	$140,195,183	$—	$—	$140,195,183

Aristotle Portfolio Optimization Growth Fund

	Level 1	Level 2	Level 3	Total
Assets:
Affiliated Open-End Funds	$384,743,897	$—	$—	$384,743,897
Exchange Traded Funds	282,350,984	—	—	282,350,984
Total Assets	$667,094,881	$—	$—	$667,094,881

Aristotle Portfolio Optimization Moderate Conservative Fund

	Level 1	Level 2	Level 3	Total
Assets:
Affiliated Open-End Funds	$137,821,607	$—	$—	$137,821,607
Exchange Traded Funds	70,107,599	—	—	70,107,599
Total Assets	$207,929,206	$—	$—	$207,929,206

Aristotle Portfolio Optimization Moderate Fund

	Level 1	Level 2	Level 3	Total
Assets:
Affiliated Open-End Funds	$501,110,481	$—	$—	$501,110,481
Exchange Traded Funds	239,483,575	—	—	239,483,575
Total Assets	$740,594,056	$—	$—	$740,594,056

*	Refer to the Schedule of Investments for industry classifications.
Bank Loans. Floating rate bank loan notes (“Bank Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Bank Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset under investments at value, and any change in net unrealized appreciation or depreciation for the reporting period is recorded within the change in net unrealized appreciation or depreciation on investment securities. Unfunded loan commitments are included in the Schedules of Investments.

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The total unfunded loan commitments that could be extended at the option of the borrowers for the period ended September 30, 2024, are summarized in the following table:

Fund	Unfunded Loan Commitments	Value	Net Unrealized Appreciation (Depreciation)
Aristotle Floating Rate Income Fund	$6,001,502	$6,013,588	$20,916

Investment Transactions, Investment Income and Expenses. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends and interest, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated on a daily basis to each class of shares based upon the relative portion of net assets of each class. Certain Trust expenses directly attributable to a particular Fund are charged to that Fund (such as fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs) and class-specific fees and expenses are charged directly to the respective share class within each Fund. Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.
Federal Income Taxes. Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Distributions to Shareholders. Each Fund intends to distribute substantially all of its net investment income, as described in the schedule below, and distribute realized capital gains, if any, to shareholders at least annually, although distributions could occur more or less frequently if it is advantageous to the specific Fund and to its shareholders.
•	Portfolio Optimization and Equity Funds - dividends, if any, are generally declared and paid annually.
•	Fixed Income Funds (except Floating Rate Income Fund and Ultra Short Income Fund) - dividends, if any, are generally declared and paid monthly.
•	Floating Rate Income Fund and Ultra Short Income Fund - dividends, if any, are generally declared daily and paid monthly.
The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

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NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser. Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Adviser based on each Fund’s average daily net assets. Fees paid to the Adviser for the period ended September 30, 2024 are reported on the Statements of Operations. The annual rates are listed by Fund in the below table:

Fund	Annual Investment Advisory Fee Rate (as a percentage of average daily net assets)
Aristotle Core Income Fund	0.40%
Aristotle ESG Core Bond Fund	0.35%
Aristotle Floating Rate Income Fund	0.55%
Aristotle High Yield Bond Fund	0.50%
Aristotle Short Duration Income Fund	0.25%
Aristotle Strategic Income Fund	0.50%
Aristotle Ultra Short Income Fund	0.25%
Aristotle Core Equity Fund	0.50%
Aristotle Growth Equity Fund	0.55%
Aristotle International Equity Fund	0.60%
Aristotle Small Cap Equity Fund	0.65%
Aristotle Small/Mid Cap Equity Fund	0.65%
Aristotle/Saul Global Equity Fund	0.60%
Aristotle Value Equity Fund	0.55%
Aristotle Portfolio Optimization Aggressive Growth Fund	0.20%
Aristotle Portfolio Optimization Conservative Fund	0.20%
Aristotle Portfolio Optimization Growth Fund	0.20%
Aristotle Portfolio Optimization Moderate Conservative Fund	0.20%
Aristotle Portfolio Optimization Moderate Fund	0.20%

The Adviser engages the following sub-advisers to manage the Funds (each a “Sub Adviser” and collectively the “Sub Advisers”). The Adviser pays the Sub Advisers from its advisory fees.
Aristotle Atlantic Partners, LLC (“Aristotle Atlantic”)
Aristotle Atlantic, located at 50 Central Avenue, Suite 750, Sarasota, Florida 34236, acts as sub-adviser to Aristotle Core Equity Fund and Aristotle Growth Equity Fund.
Aristotle Capital Boston, LLC (“Aristotle Boston”)
Aristotle Boston, located at One Federal Street, 36th Floor, Boston, Massachusetts 02110, acts as sub-adviser to the Aristotle Small/Mid Cap Equity Fund and Aristotle Small Cap Equity Fund.
Aristotle Capital Management, LLC (“Aristotle Capital”)
Aristotle Capital, located at 11100 Santa Monica Boulevard, Suite 1700, Los Angeles, California 90025, acts as investment adviser to Aristotle International Equity Fund, Aristotle/Saul Global Equity Fund, and Aristotle Value Equity Fund.
Aristotle Pacific Capital, LLC (“Aristotle Pacific”)
Aristotle Pacific, located at 840 Newport Center Drive, 7th Floor, Newport Beach, California 92660, acts as sub-adviser to Aristotle Ultra Short Income Fund, Aristotle Short Duration Income Fund, Aristotle Core Income Fund, Aristotle ESG Core Bond Fund, Aristotle Strategic Income Fund, Aristotle Floating Rate Income Fund, and Aristotle High Yield Bond Fund.

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Pacific Life Fund Advisors LLC (“PLFA”)
PLFA, located at 700 Newport Center Drive, Newport Beach, California 92660, acts as sub-adviser to the Portfolio Optimization Funds.
The total advisory fee amounts paid to AIS for the period ending September 30, 2024 can be referenced on the Statements of Operations of the Funds.
AIS in its capacity as the Funds’ administrator (the “Administrator”), performs certain administrative services for each of the Funds pursuant to a supervision and administration agreement (as amended and restated from time to time, the “Supervision and Administration Agreement”) with the Trust. Pursuant to the Supervision and Administration Agreement, the Administrator provides the Funds with certain supervisory, administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other Fund service providers. The Administrator receives a supervision and administration fee in return for its services. The supervision and administration services provided by the Administrator include, among others, (i) shareholder services, including the preparation of shareholder reports and the maintenance of a shareholder call center; (ii) regulatory compliance, such as report filings with the SEC and state or other regulatory authorities; and (iii) general supervision and coordination of matters relating to the operation of the Funds, including coordination of the services performed by the Funds’ advisers, custodian, transfer agent, dividend disbursing agent, recordkeeping agent, legal counsel, independent public accountants and others. The Administrator pays for and furnishes the office space and equipment necessary to carry out the Funds’ business and pays the compensation of the Trust’s officers and employees. In addition, the Administrator is responsible for arranging the services and bearing the expenses of the Trust’s service providers, including, among others, legal, audit, transfer agency, and recordkeeping services. The Administrator is also responsible for the costs of registration of the Trust’s shares and the printing of prospectuses and shareholder reports for current shareholders.
The supervision and administration fee for each class of each Fund is paid at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to each class’s shares taken separately):

Fund	Supervision and Administration Fee
Aristotle Core Income Fund
Class A	0.20%
Class C	0.20%
Class I	0.05%
Class I-2	0.15%
Aristotle ESG Core Bond Fund
Class I	0.13%
Class I-2	0.13%
Aristotle Floating Rate Income Fund
Class A	0.20%
Class C	0.20%
Class I	0.12%
Class I-2	0.20%
Aristotle High Yield Bond Fund
Class A	0.20%
Class C	0.20%
Class I	0.05%
Class I-2	0.15%
Aristotle Short Duration Income Fund
Class A	0.25%
Class C	0.25%
Class I	0.14%
Class I-2	0.24%

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Fund	Supervision and Administration Fee
Aristotle Strategic Income Fund
Class A	0.19%
Class C	0.19%
Class I	0.09%
Class I-2	0.19%
Aristotle Ultra Short Income Fund
Class A	0.07%
Class I	0.07%
Class I-2	0.07%
Aristotle Core Equity Fund
Class A	0.15%
Class I	0.15%
Class I-2	0.15%
Aristotle Growth Equity Fund
Class A	0.15%
Class I	0.15%
Class I-2	0.15%
Aristotle International Equity Fund
Class A	0.18%
Class I	0.18%
Class I-2	0.18%
Aristotle Small Cap Equity Fund
Class A	0.25%
Class C	0.25%
Class I	0.25%
Class R6	0.20%
Class I-2	0.25%
Aristotle Small/Mid Cap Equity Fund
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class I-2	0.25%
Aristotle/Saul Global Equity Fund
Class A	0.18%
Class I	0.18%
Class I-2	0.18%
Aristotle Value Equity Fund
Class A	0.14%
Class I	0.14%
Class I-2	0.14%
Class R6	0.06%

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Fund	Supervision and Administration Fee
Aristotle Portfolio Optimization Aggressive Growth Fund
Class A	0.25%
Class C	0.25%
Class I-2	0.25%
Aristotle Portfolio Optimization Conservative Fund
Class A	0.25%
Class C	0.25%
Class I-2	0.25%
Aristotle Portfolio Optimization Growth Fund
Class A	0.25%
Class C	0.25%
Class I-2	0.25%
Aristotle Portfolio Optimization Moderate Conservative Fund
Class A	0.25%
Class C	0.25%
Class I-2	0.25%
Aristotle Portfolio Optimization Moderate Fund
Class A	0.25%
Class C	0.25%
Class I-2	0.25%

The total supervision and administration fee amounts paid to AIS for the period ending September 30, 2024 can be referenced on the Statements of Operations of the Funds.
AIS has contractually agreed that to the extent that the aggregate expenses (the “Expenses”) incurred by a Fund, including but not limited to organizational and offering costs and the fees (but excluding interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures which are capitalized in accordance with generally accepted accounting principles (other than offering costs), other extraordinary expenses not incurred in the ordinary course of such Fund’s business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), exceed on an annual basis the amount specified below, AIS shall waive its fees under either or both of the Supervision and Administration Agreement and Advisory Agreement in an amount equal to such excess amount so that the Expenses incurred by a Fund in any fiscal year do not exceed the expense limit. Waived expenses are not subject to future recoupment.

	Agreement Expires	Total Limit on Annual Operating Expenses†
Fund		Class A	Class C	Class I	Class I-2	Class R6
Aristotle Core Income Fund	July 31, 2025	0.85%	1.60%	0.45%	0.55%	—
Aristotle ESG Core Bond Fund	July 31, 2025	—	—	0.48%	0.48%	—
Aristotle Floating Rate Income Fund	July 31, 2025	1.02%	1.77%	0.72%	0.77%	—
Aristotle High Yield Bond Fund	July 31, 2025	0.95%	1.70%	0.55%	0.65%	—
Aristotle Short Duration Income Fund	July 31, 2025	0.75%	1.50%	0.39%	0.49%	—
Aristotle Strategic Income Fund	July 31, 2025	0.94%	1.69%	0.59%	0.69%	—
Aristotle Ultra Short Income Fund	July 31, 2025	0.57%	—	0.32%	0.32%	—
Aristotle Core Equity Fund	July 31, 2026	—	—	0.65%	0.65%	—
Aristotle Growth Equity Fund	July 31, 2025	—	—	0.70%	—	—
Aristotle International Equity Fund	July 31, 2026	—	—	0.78%	0.78%	—
Aristotle Small Cap Equity Fund	July 31, 2025	1.20%	1.95%	0.90%(a)	0.90%(a)	0.85%
Aristotle Small/Mid Cap Equity Fund	July 31, 2025	1.20%	1.95%	0.85%	0.95%	—
Aristotle/Saul Global Equity Fund	July 31, 2026	—	—	0.78%	0.78%	—

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NOTES TO FINANCIAL STATEMENTS(Continued)

	Agreement Expires	Total Limit on Annual Operating Expenses†
Fund		Class A	Class C	Class I	Class I-2	Class R6
Aristotle Value Equity Fund	July 31, 2026	—	—	0.69%	0.69%	0.61%
Aristotle Portfolio Optimization Aggressive Growth Fund	July 31, 2025	1.26%	2.01%	—	1.01%	—
Aristotle Portfolio Optimization Conservative Fund	July 31, 2025	1.22%	1.97%	—	0.97%	—
Aristotle Portfolio Optimization Growth Fund	July 31, 2025	1.25%	2.00%	—	1.00%	—
Aristotle Portfolio Optimization Moderate Conservative Fund	July 31, 2025	1.22%	1.97%	—	0.97%	—
Aristotle Portfolio Optimization Moderate Fund	July 31, 2025	1.23%	1.98%	—	0.98%	—

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.
(a)	Agreement expires on July 31, 2026.
The total expense reimbursement amounts paid by AIS for the period ending September 30, 2024 can be referenced on the Statements of Operations of the Funds.
NOTE 4 – FEDERAL INCOME TAX INFORMATION
Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”). A Fund that qualifies as a RIC does not have to pay income tax as long as it distributes sufficient taxable income and net capital gains. Each Fund declared and paid sufficient dividends on net investment income and capital gains distributions during the fiscal year ended March 31, 2024, to qualify as a RIC and is not required to pay Federal income tax under the Code. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined in accordance with income tax regulations, which may differ from U.S. GAAP for financial reporting purposes. These differences are primarily due to differing treatments for short-term capital gain distributions received, late year ordinary and post-October capital losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of capital accounts. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.
Net investment income and realized gains and losses for Federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. The amount and character of tax-basis distributions and composition of distributable earnings are finalized at fiscal year-end. Accordingly, tax-basis balances have not been determined as of the date of this report.

160

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NOTES TO FINANCIAL STATEMENTS(Continued)
Accumulated capital losses represent net capital loss carryovers as of March 31, 2024 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. The following table shows the amounts of capital loss carryover, if any, by each of the applicable Funds as of March 31, 2024 and capital loss carryover from prior years utilized during the fiscal year ended March 31, 2024, as applicable:

	Unlimited Period of Net Capital Loss Carryover		Accumulated Capital Loss Carryover	Capital Loss Carryover Utilized During the Year Ended March 31, 2024
Fund	Short Term	Long Term
Aristotle Core Income Fund	$(18,049,239)	$(37,056,079)	$(55,105,318)	$ —
Aristotle ESG Core Bond Fund	(574,896)	(1,188,437)	(1,763,333)	—
Aristotle Floating Rate Income Fund	(41,086,688)	(201,314,832)	(242,401,520)	—
Aristotle High Yield Bond Fund	(4,484,062)	(14,216,364)	(18,700,426)	—
Aristotle Short Duration Income Fund	(6,212,686)	(17,567,115)	(23,779,801)	—
Aristotle Strategic Income Fund	(9,822,601)	(79,599,343)	(89,421,944)	—
Aristotle Ultra Short Income Fund	(139,028)	(33,346)	(172,374)	—
Aristotle Core Equity Fund	—	—	—	(8,858,919)
Aristotle Growth Equity Fund	—	—	—	—
Aristotle International Equity Fund	(2,121,142)	(14,108,363)	(16,229,505)	(548,939)
Aristotle Small Cap Equity Fund	(1,323,414)	—	(1,323,414)	(784,261)
Aristotle Small/Mid Cap Equity Fund	—	—	—	—
Aristotle/Saul Global Equity Fund	—	—	—	—
Aristotle Value Equity Fund	—	(3,940,950)	(3,940,950)	(12,313,747)
Aristotle Portfolio Optimization Aggressive Growth Fund	—	(16,833,610)	(16,833,610)	—
Aristotle Portfolio Optimization Conservative Fund	(2,479,492)	(15,018,659)	(17,498,151)	—
Aristotle Portfolio Optimization Growth Fund	—	(30,089,010)	(30,089,010)	—
Aristotle Portfolio Optimization Moderate Conservative Fund	(3,286,779)	(20,455,937)	(23,742,716)	—
Aristotle Portfolio Optimization Moderate Fund	(17,665,632)	(22,178,761)	(39,844,393)	—

Additionally, at March 31, 2024, the Funds deferred no post-October or late-year losses.
A regulated investment company may elect for any taxable year to treat any portion of the qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the taxable year subsequent to October 31 and December 31, respectively.
At March 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

Fund	Aristotle Core Income Fund	Aristotle ESG Core Bond Fund	Aristotle Floating Rate Income Fund	Aristotle High Yield Bond Fund	Aristotle Short Duration Income Fund
Cost of Portfolio	$2,316,692,966	$29,472,504	$3,816,581,941	$76,388,836	$960,914,866
Gross Unrealized Appreciation	19,365,148	155,127	52,410,617	1,432,600	4,923,725
Gross Unrealized Depreciation	(75,602,244)	(2,379,812)	(25,060,168)	(2,762,658)	(9,904,707)
Net Unrealized Appreciation/ (Depreciation)	(56,237,096)	(2,224,685)	27,350,449	(1,330,058)	(4,980,982)
Undistributed Ordinary Income	1,875,506	9,111	5,563,387	47,445	516,323

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NOTES TO FINANCIAL STATEMENTS(Continued)

Fund	Aristotle Core Income Fund	Aristotle ESG Core Bond Fund	Aristotle Floating Rate Income Fund	Aristotle High Yield Bond Fund	Aristotle Short Duration Income Fund
Other Accumulated Gains/(Losses)	(55,924,466)	(1,763,333)	(247,042,028)	(18,701,202)	(23,855,391)
Total Distributable Earnings/ (Loss)	$(110,286,056)	$(3,978,907)	$(214,128,192)	$(19,983,815)	$(28,320,050)

Fund	Aristotle Strategic Income Fund	Aristotle Ultra Short Income Fund	Aristotle Core Equity Fund	Aristotle Growth Equity Fund	Aristotle International Equity Fund
Cost of Portfolio	$2,582,511,826	$46,375,236	$294,100,862	$201,951,750	$537,326,349
Gross Unrealized Appreciation	34,347,606	151,776	126,565,415	80,669,616	118,180,315
Gross Unrealized Depreciation	(52,006,357)	(101,295)	(12,167,359)	(5,312,785)	(34,432,183)
Gross Unrealized Appreciation/ (Depreciation) on Foreign Currencies	—	—	—	—	(31,985)
Net Unrealized Appreciation/ (Depreciation)	(17,658,751)	50,481	114,398,056	75,356,831	83,716,147
Undistributed Ordinary Income	2,511,771	47,198	319,814	733,053	1,062,720
Undistributed Long-Term Capital Gains	—	—	274,976	8,631,304	—
Other Accumulated Gains/ (Losses)	(90,644,805)	(172,374)	—	—	(16,229,505)
Total Distributable Earnings/(Loss)	$(105,791,785)	$(74,695)	$114,992,846	$84,721,188	$68,549,362

Fund	Aristotle Small Cap Equity Fund	Aristotle Small/Mid Cap Equity Fund	Aristotle/ Saul Global Equity Fund	Aristotle Value Equity Fund
Cost of Portfolio	$176,163,780	$40,483,495	$38,946,873	$494,202,079
Gross Unrealized Appreciation	61,716,197	9,222,540	23,335,123	204,522,382
Gross Unrealized Depreciation	(29,646,527)	(2,342,481)	(2,023,290)	(15,210,434)
Gross Unrealized Appreciation/(Depreciation) on Foreign Currencies	—	—	(5,890)	—
Net Unrealized Appreciation/(Depreciation)	32,069,670	6,880,059	21,305,943	189,311,948
Undistributed Ordinary Income	142,020	293,775	91,705	4,032,115
Undistributed Long-Term Capital Gains	—	1,004,202	559,797	—
Other Accumulated Gains/(Losses)	(1,323,414)	—	—	(3,940,950)
Total Distributable Earnings/(Loss)	$30,888,276	$8,178,036	$21,957,445	$189,403,113

Fund	Aristotle Portfolio Optimization Aggressive Growth Fund	Aristotle Portfolio Optimization Conservative Fund	Aristotle Portfolio Optimization Growth Fund	Aristotle Portfolio Optimization Moderate Conservative Fund	Aristotle Portfolio Optimization Moderate Fund
Cost of Portfolio	$240,625,457	$140,402,313	$590,401,008	$200,226,397	$680,107,643
Gross Unrealized Appreciation	37,118,840	6,394,434	75,004,177	13,419,628	70,135,533
Gross Unrealized Depreciation	(2,733,000)	(1,022,988)	(2,155,447)	(1,664,931)	(5,370,725)
Net Unrealized Appreciation/ (Depreciation)	34,385,840	5,371,446	72,848,730	11,754,697	64,764,808

162

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NOTES TO FINANCIAL STATEMENTS(Continued)

Fund	Aristotle Portfolio Optimization Aggressive Growth Fund	Aristotle Portfolio Optimization Conservative Fund	Aristotle Portfolio Optimization Growth Fund	Aristotle Portfolio Optimization Moderate Conservative Fund	Aristotle Portfolio Optimization Moderate Fund
Undistributed Ordinary Income	5,622,719	5,351,975	16,742,462	6,980,538	20,301,550
Other Accumulated Gains/(Losses)	(16,833,610)	(17,498,151)	(30,089,010)	(23,742,716)	(39,844,393)
Total Distributable Earnings/(Loss)	$23,174,949	$(6,774,730)	$59,502,182	$(5,007,481)	$45,221,965

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended as of and after March 31, 2021.
TAX CHARACTER OF DISTRIBUTIONS
The tax character of income and capital gains distributions to shareholders during the fiscal years ended March 31, 2024, December 31, 2023 and December 31, 2022 were as follows:

	For the Year Ended March 31, 2024			For the Year Ended December 31, 2023			For the Year Ended December 31, 2022
Fund	Ordinary Income	Long-Term Capital Gains	Total Distributions	Ordinary Income	Long-Term Capital Gains	Total Distributions	Ordinary Income	Long-Term Capital Gains	Total Distributions
Aristotle Core Equity Fund	$ —	$ —	$ —	$2,089,883	$—	$2,089,883	$803,097	$598,391	$1,401,488
Aristotle International Equity Fund	—	—	—	7,188,659	—	7,188,659	4,698,478	—	4,698,478
Aristotle Small Cap Equity Fund	—	—	—	1,098,665	669,428	1,768,093	—	9,325,231	9,325,231
Aristotle/Saul Global Equity Fund	—	—	—	706,709	2,936,281	3,642,990	786,248	2,576,225	3,362,473
Aristotle Value Equity Fund	—	—	—	7,885,115	—	7,885,115	8,597,840	4,643,009	13,240,849

The tax character of income and capital gains distributions to shareholders during the fiscal years ended March 31, 2024 and March 31, 2023 were as follows:

	For the Year Ended March 31, 2024			For the Year Ended March 31, 2023
Fund	Ordinary Income	Long-Term Capital Gains	Total Distributions	Ordinary Income	Long-Term Capital Gains	Total Distributions
Aristotle Core Income Fund	$78,725,495	$—	$78,725,495	$27,227,189	$—	$27,227,189
Aristotle ESG Core Bond Fund	877,868	—	877,868	583,386	—	583,386
Aristotle Floating Rate Income Fund	329,162,269	—	329,162,269	276,118,537	—	276,118,537
Aristotle High Yield Bond Fund	5,317,141	—	5,317,141	6,230,519	—	6,230,519
Aristotle Short Duration Income Fund	44,904,494	—	44,904,494	25,596,728	—	25,596,728
Aristotle Strategic Income Fund	108,752,164	—	108,752,164	63,781,346	5,752,429	69,533,775
Aristotle Ultra Short Income Fund	2,881,216	—	2,881,216	1,407,993	—	1,407,993
Aristotle Growth Equity Fund	161,601	37,839,036	38,000,637	—	37,976,618	37,976,618
Aristotle Small/Mid Cap Equity Fund	708,745	17,363,830	18,072,575	—	37,080,431	37,080,431
Aristotle Portfolio Optimization Aggressive Growth Fund	1,212,212	3,245,439	4,457,651	—	69,949,540	69,949,540

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NOTES TO FINANCIAL STATEMENTS(Continued)

	For the Year Ended March 31, 2024			For the Year Ended March 31, 2023
Fund	Ordinary Income	Long-Term Capital Gains	Total Distributions	Ordinary Income	Long-Term Capital Gains	Total Distributions
Aristotle Portfolio Optimization Conservative Fund	4,932,819	—	4,932,819	343,974	11,118,430	11,462,404
Aristotle Portfolio Optimization Growth Fund	6,481,877	2,104,118	8,585,995	—	140,125,011	140,125,011
Aristotle Portfolio Optimization Moderate Conservative Fund	5,591,090	—	5,591,090	499	28,911,564	28,912,063
Aristotle Portfolio Optimization Moderate Fund	12,160,730	—	12,160,730	493	146,282,178	146,282,671

The Funds also designate as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.
Note 5 – Distribution and Service Plan
Class A shares and Class C shares have adopted a Distribution and Service Plan in accordance with Rule 12b-1 (“12b-1”) under the 1940 Act. For the period ended September 30, 2024, distribution and service fees incurred are disclosed on the Statements of Operations. The Plan provides for the payment of distribution and service fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares and up to 1.00% of average daily net assets attributable to Class C shares.
Prior to October 23, 2023, the Phase II Predecessor Trust, on behalf of Aristotle International Equity Fund, Aristotle Small Cap Equity Fund and Aristotle Core Equity Fund, had adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares service by shareholder servicing agents who provide administrative and support services to their customers.
Note 6 – Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties of the Trust. In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
Note 7 – Fund of Funds
Aristotle Portfolio Optimization Conservative Fund, Aristotle Portfolio Optimization Moderate Conservative Fund, Aristotle Portfolio Optimization Moderate Fund, Aristotle Portfolio Optimization Growth Fund and Aristotle Portfolio Optimization Aggressive Growth Fund each operate as a “Fund of Funds,” by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of AIS and unaffiliated exchange-traded funds (“ETFs”) (the “Underlying Funds”). The allocation of the Funds’ assets between underlying funds sub-advised by an affiliate of AIS and unaffiliated ETFs will vary over time, although PLFA currently expects to invest, under normal circumstances within the asset breakout shown below in Underlying Funds sub-advised by an affiliate of AIS. Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges below. AIS believes that investing in Underlying Funds provides each Fund of Funds with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities. By investing in a Fund of Funds, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses. In order to obtain exposure to certain markets, asset classes or active management styles, each Fund of Funds may buy Underlying Funds managed by AIS or its affiliates, which in turn, invest in various securities, including ETFs. The Fund of Funds may also invest directly in securities and other exchange-traded products, such as exchange-traded notes.

164

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NOTES TO FINANCIAL STATEMENTS(Continued)

Broad Asset Class Allocations
	Debt	Equity
Aristotle Portfolio Optimization Aggressive Growth Fund	0-15%	85-100%
Aristotle Portfolio Optimization Conservative Fund	70-85%	15-30%
Aristotle Portfolio Optimization Growth Fund	15-30%	70-85%
Aristotle Portfolio Optimization Moderate Conservative Fund	50-70%	30-50%
Aristotle Portfolio Optimization Moderate Fund	30-50%	50-70%

Aristotle Portfolio Optimization Aggressive Growth Fund
Transactions with Affiliates
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the six-month period with entities that are affiliates as of September 30, 2024 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

	Value, Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, End of Period	Distributions Received	Interest Income	Shares, End of Period
Aristotle Core Equity Fund - Class I	$44,096,991	$2,341,520	$(6,402,279)	$1,066,786	$2,468,672	$43,571,690	$—	$ —	3,098,982
Aristotle Core Income Fund - Class I	9,318,571	3,748,589	(4,322,471)	42,134	277,843	9,064,666	272,323	—	915,623
Aristotle Growth Equity Fund - Class I	46,989,382	8,141,127	(8,349,601)	285,275	4,503,036	51,569,219	—	—	3,346,478
Aristotle High Yield Bond Fund - Class I	3,937,489	518,493	(600,155)	4,587	61,907	3,922,321	139,523	—	418,158
Aristotle International Equity Fund - Class I	37,493,291	5,619,106	(5,069,102)	145,129	3,570,608	41,759,032	—	—	3,445,465
Aristotle Short Duration Income Fund - Class I	9,071,391	—	(9,026,909)	55,749	(100,231)	—	—	—	—
	$150,907,115	$20,368,835	$(33,770,517)	$1,599,660	$10,781,835	$149,886,928	$411,846	$—	11,224,706

Aristotle Portfolio Optimization Conservative Fund
Transactions with Affiliates
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the six-month period with entities that are affiliates as of September 30, 2024 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

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NOTES TO FINANCIAL STATEMENTS(Continued)

	Value, Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, End of Period	Distributions Received	Interest Income	Shares, End of Period
Aristotle Core Equity Fund - Class I	$5,049,155	$1,741,631	$(963,100)	$113,281	$320,531	$6,261,498	$—	$ —	445,341
Aristotle Core Income Fund - Class I	55,332,323	5,734,300	(7,571,594)	(30,238)	1,461,481	54,926,272	1,401,477	—	5,548,108
Aristotle Floating Rate Income Fund - Class I	2,167,095	1,504,982	(921,326)	17,889	(30,999)	2,737,641	87,163	—	288,476
Aristotle Growth Equity Fund - Class I	6,417,232	1,888,499	(1,330,388)	76,754	644,639	7,696,736	—	—	499,464
Aristotle High Yield Bond Fund - Class I	6,493,089	1,276,350	(938,748)	7,494	111,568	6,949,753	243,469	—	740,912
Aristotle International Equity Fund - Class I	2,938,989	2,218,745	(1,137,272)	20,222	397,177	4,437,861	—	—	366,160
Aristotle Short Duration Income Fund - Class I	23,502,737	915,553	(7,588,871)	63,405	192,686	17,085,510	462,369	—	1,663,633
	$101,900,620	$15,280,060	$(20,451,299)	$268,807	$3,097,083	$100,095,271	$2,194,478	$—	9,552,094

Aristotle Portfolio Optimization Growth Fund
Transactions with Affiliates
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the six-month period with entities that are affiliates as of September 30, 2024 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

	Value, Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, End of Period	Distributions Received	Interest Income	Shares, End of Period
Aristotle Core Equity Fund - Class I	$82,344,994	$10,075,736	$(11,012,039)	$1,046,320	$5,796,123	$88,251,134	$—	$ —	6,276,752
Aristotle Core Income Fund - Class I	68,953,795	7,373,666	(8,903,913)	14,151	1,850,414	69,288,113	1,788,025	—	6,998,799
Aristotle Floating Rate Income Fund - Class I	—	6,427,360	(174,215)	157	6,557	6,259,859	68,946	—	659,627
Aristotle Growth Equity Fund - Class I	99,857,583	21,500,937	(17,647,156)	773,608	9,935,529	114,420,501	—	—	7,425,081
Aristotle High Yield Bond Fund - Class I	12,713,585	8,218,784	(2,228,081)	(120,427)	497,406	19,081,267	637,440	—	2,034,250
Aristotle International Equity Fund - Class I	81,053,706	12,397,334	(19,350,931)	1,221,871	5,868,703	81,190,683	—	—	6,698,901
Aristotle Short Duration Income Fund - Class I	50,205,893	486,979	(44,544,769)	485,178	(380,941)	6,252,340	399,181	—	608,796
	$395,129,556	$66,480,796	$(103,861,104)	$3,420,858	$23,573,791	$384,743,897	$2,893,592	$—	30,702,206

166

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NOTES TO FINANCIAL STATEMENTS(Continued)
Aristotle Portfolio Optimization Moderate Conservative Fund
Transactions with Affiliates
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the six-month period with entities that are affiliates as of September 30, 2024 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

	Value, Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, End of Period	Distributions Received	Interest Income	Shares, End of Period
Aristotle Core Equity Fund - Class I	$13,840,002	$2,803,458	$(2,393,742)	$257,913	$887,410	$15,395,041	$—	$ —	1,094,953
Aristotle Core Income Fund - Class I	66,678,291	8,636,429	(9,271,187)	27,991	1,837,461	67,908,985	1,762,025	—	6,859,493
Aristotle Floating Rate Income Fund - Class I	3,125,481	1,218,567	(1,344,905)	25,359	(43,610)	2,980,892	101,067	—	314,109
Aristotle Growth Equity Fund - Class I	15,649,541	2,069,170	(2,878,098)	212,503	1,379,284	16,432,400	—	—	1,066,347
Aristotle High Yield Bond Fund - Class I	9,364,708	4,095,548	(1,594,094)	(36,444)	272,106	12,101,824	431,054	—	1,290,173
Aristotle International Equity Fund - Class I	14,862,503	2,709,220	(3,903,254)	169,864	1,233,398	15,071,731	—	—	1,243,542
Aristotle Short Duration Income Fund - Class I	20,544,617	396,473	(13,106,935)	112,065	(15,486)	7,930,734	240,130	—	772,223
	$144,065,143	$21,928,865	$(34,492,215)	$769,251	$5,550,563	$137,821,607	$2,534,276	$—	12,640,840

Aristotle Portfolio Optimization Moderate Fund
Transactions with Affiliates
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the six-month period with entities that are affiliates as of September 30, 2024 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

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	Value, Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, End of Period	Distributions Received	Interest Income	Shares, End of Period
Aristotle Core Equity Fund - Class I	$81,222,686	$11,038,581	$(11,801,343)	$1,294,422	$5,336,128	$87,090,474	$—	$ —	6,194,202
Aristotle Core Income Fund - Class I	145,051,548	29,440,295	(20,565,682)	27,641	4,401,578	158,355,380	4,069,237	—	15,995,493
Aristotle Floating Rate Income Fund - Class I	3,627,746	3,995,976	(535,133)	(447)	(25,980)	7,062,162	191,517	—	744,169
Aristotle Growth Equity Fund - Class I	108,782,878	18,475,328	(18,185,392)	961,978	10,169,560	120,204,352	—	—	7,800,412
Aristotle High Yield Bond Fund - Class I	25,362,576	10,232,917	(3,927,216)	(149,582)	746,554	32,265,249	1,095,324	—	3,439,792
Aristotle International Equity Fund - Class I	51,714,333	19,137,778	(15,127,521)	919,704	4,236,772	60,881,066	—	—	5,023,190
Aristotle Short Duration Income Fund - Class I	89,430,554	1,554,435	(56,250,608)	557,771	(40,352)	35,251,798	1,164,249	—	3,432,502
	$505,192,321	$93,875,310	$(126,392,895)	$3,611,487	$24,824,260	$501,110,481	$6,520,327	$—	42,629,760

Note 8 – Restricted and Illiquid Securities
No Fund may acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. AIS, with the assistance of the Sub Advisers and/or pricing services, will determine the value of such securities in good faith pursuant to its fair valuation procedures. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are no restrictions on each Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under the Funds’ liquidity risk management program adopted pursuant to Rule 22e-4 under the 1940 Act.
Note 9 – Foreign Securities
For purposes of these financial statements, foreign securities are defined as securities issued by companies that are organized outside the United States. Investing in these types of securities make a Fund more susceptible to additional risks. These risks include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded. If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to the Adviser’s valuation procedures.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Net realized gain (loss) on foreign currencies include those gains and losses arising from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the differences between the amounts of dividends, and foreign withholding taxes recorded on a Fund’s books, and the U.S.

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dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on investments includes changes in the value of investments resulting from exchange rates.
The value of the Funds’ foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates, as a change in the value of a foreign currency against the U.S. dollar generally will result in a corresponding change in the U.S. dollar value of securities denominated in that currency held by a Fund. In addition to the risks of foreign currency exchange rates generally, trading in the currencies of certain countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions, which may in turn make such holdings denominated in those currencies difficult to value. The Funds may also incur losses in connection with conversions between various currencies.
Note 10 – Investment Transactions
For the period ended September 30, 2024, purchases and sales of investments were as follows:

	Purchases	Sales
Aristotle Core Income Fund	$1,527,859,186	$962,549,767
Aristotle ESG Core Bond Fund	6,113,159	6,837,918
Aristotle Floating Rate Income Fund	2,513,415,894	2,378,744,923
Aristotle High Yield Bond Fund	43,581,365	33,449,612
Aristotle Short Duration Income Fund	323,337,123	432,157,472
Aristotle Strategic Income Fund	1,371,711,894	681,344,673
Aristotle Ultra Short Income Fund	21,000,128	32,612,624
Aristotle Core Equity Fund	47,017,381	54,776,609
Aristotle Growth Equity Fund	66,986,912	64,249,525
Aristotle International Equity Fund	56,388,688	48,760,060
Aristotle Small Cap Equity Fund	13,581,107	20,953,937
Aristotle Small/Mid Cap Equity Fund	3,348,142	9,709,847
Aristotle/Saul Global Equity Fund	1,887,152	26,872,658
Aristotle Value Equity Fund	50,587,719	74,471,536
Aristotle Portfolio Optimization Aggressive Growth Fund	35,567,646	53,472,381
Aristotle Portfolio Optimization Conservative Fund	22,158,988	33,014,801
Aristotle Portfolio Optimization Growth Fund	100,658,966	142,242,856
Aristotle Portfolio Optimization Moderate Conservative Fund	31,198,566	45,608,379
Aristotle Portfolio Optimization Moderate Fund	132,746,158	180,127,126

Included in these amounts were the following purchases and sales of U.S. Government Securities:

	Purchases	Sales
Aristotle Core Income Fund	$350,757,226	$220,029,644
Aristotle ESG Core Bond Fund	490,723	726,287
Aristotle Short Duration Income Fund	4,999,023	27,945,316
Aristotle Strategic Income Fund	—	73,522,031
Aristotle Ultra Short Income Fund	402,016	2,069,890

NOTE 11 – REORGANIZATION
Reorganizations of Pacific Funds Portfolio Optimization Conservative, Pacific Funds Portfolio Optimization Moderate-Conservative, Pacific Funds Portfolio Optimization Moderate, Pacific Funds Portfolio Optimization Growth, Pacific Funds Portfolio Optimization Aggressive-Growth, Pacific Funds Ultra Short Income, Pacific Funds Short Duration Income, Pacific Funds Core Income, Pacific Funds ESG Core Bond, Pacific Funds Strategic Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, Pacific Funds Small/Mid-Cap, PF Growth Fund and Aristotle Portfolio Optimization Conservative Fund, Aristotle Portfolio Optimization Moderate Conservative Fund, Aristotle Portfolio Optimization Moderate Fund, Aristotle

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Portfolio Optimization Growth Fund, Aristotle Portfolio Optimization Aggressive Growth Fund, Aristotle Ultra Short Income Fund, Aristotle Short Duration Income Fund, Aristotle Core Income Fund, Aristotle ESG Core Bond Fund, Aristotle Strategic Income Fund, Aristotle Floating Rate Income Fund, Aristotle High Yield Bond Fund, Aristotle Small/Mid Cap Equity Fund, Aristotle Growth Equity Fund.
Effective April 17, 2023, the Pacific Funds Portfolio Optimization Conservative, Pacific Funds Portfolio Optimization Moderate-Conservative, Pacific Funds Portfolio Optimization Moderate, Pacific Funds Portfolio Optimization Growth, Pacific Funds Portfolio Optimization Aggressive-Growth, Pacific Funds Ultra Short Income, Pacific Funds Short Duration Income, Pacific Funds Core Income, Pacific Funds ESG Core Bond, Pacific Funds Strategic Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, Pacific Funds Small/Mid-Cap and the PF Growth Fund, each a series of the Pacific Funds Series Trust, (the “Phase I Predecessor Funds” or the “Phase I Acquired Funds”) reorganized into the Aristotle Portfolio Optimization Conservative Fund, Aristotle Portfolio Optimization Moderate Conservative Fund, Aristotle Portfolio Optimization Moderate Fund, Aristotle Portfolio Optimization Growth Fund, Aristotle Portfolio Optimization Aggressive Growth Fund, Aristotle Ultra Short Income Fund, Aristotle Short Duration Income Fund, Aristotle Core Income Fund, Aristotle ESG Core Bond Fund, Aristotle Strategic Income Fund, Aristotle Floating Rate Income Fund, Aristotle High Yield Bond Fund, Aristotle Small/Mid Cap Equity Fund and Aristotle Growth Equity Fund (the “Phase I Acquiring Funds”), respectively (the “April Reorganization”). The Phase I Predecessor Funds were deemed to be the accounting survivor for financial reporting purposes, and as a result, the financial statements and financial highlights of the Phase I Acquiring Funds reflect the operations of the Phase I Predecessor Funds for the periods prior to the April Reorganization.
As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflect their historical cost basis as of the date of the reorganization. Immediately prior to the April Reorganization, the net assets, fair value of investments, net unrealized appreciation/(depreciation) and fund shares outstanding of the Phase I Predecessor Funds were as follows:

Fund	Net Assets	Fair Value of Investments	Net Unrealized Appreciation/ (Depreciation)	Shares Outstanding
Pacific Funds Core Income	$935,611,883	$961,143,502	$(79,887,454)	96,297,069
Pacific Funds ESG Core Bond	26,396,218	26,215,919	(2,818,878)	3,070,456
Pacific Funds Floating Rate Income	3,701,230,958	3,762,711,432	(120,015,201)	396,807,848
Pacific Funds High Income	77,645,458	76,251,978	(6,709,578)	8,599,510
Pacific Funds Short Duration Income	984,439,857	983,953,498	(26,793,320)	98,246,153
Pacific Funds Strategic Income	1,520,524,994	1,509,934,099	(108,123,172)	148,370,789
Pacific Funds Ultra Short Income	63,849,532	63,819,187	(244,482)	6,471,287
PF Growth Fund	144,197,259	145,198,867	44,517,916	11,624,259
Pacific Funds Small/Mid-Cap	89,840,335	89,928,953	13,629,485	9,646,158
Pacific Funds Portfolio Optimization Aggressive Growth	266,118,262	266,208,121	(18,197,873)	24,301,312
Pacific Funds Portfolio Optimization Conservative	168,765,053	168,812,537	(7,247,507)	17,978,603
Pacific Funds Portfolio Optimization Growth	668,556,274	668,770,668	(35,013,889)	64,432,305
Pacific Funds Portfolio Optimization Moderate Conservative	230,510,334	230,570,543	(11,390,850)	24,314,365
Pacific Funds Portfolio Optimization Moderate	769,938,281	770,164,982	(24,120,049)	77,251,995

In connection with the April Reorganization, the net assets of the Acquired Funds were acquired by the Phase I Acquiring Funds on April 17, 2023. The Phase I Acquiring Funds commenced operations on April 17, 2023. The acquisition was accomplished by a tax-free exchange of all shares of the Phase I Acquired Funds for shares of the Phase I Acquiring Funds as described in the prior table. For financial reporting purposes, the Phase I Predecessor Funds are deemed to be the accounting survivor. In the instance of Pacific Funds Small Cap Equity and Pacific Funds Small Cap

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Value, the accounting survivor is the Aristotle Small Cap Equity Fund, effective as part of the October 23, 2023 Reorganization. The assets received and shares issued by the Phase I Acquiring Funds were recorded at market value and, where not available, fair value; and, the cost basis of the investments received from the Phase I Acquired Funds were carried forward to align ongoing reporting of the Phase I Acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Information with respect to the net assets and other relevant operating data for the Phase I Acquired Funds on the merger date are included below:

	Before April Reorganization	After April Reorganization
	Pacific Funds Core Income	Aristotle Core Income Fund
Class A
Shares	10,262,561	10,262,561
Net Assets	$99,486,731	$99,486,731
Net Asset Value	$9.69	$9.69
Class C
Shares	2,383,177	2,383,177
Net Assets	$23,108,435	$23,108,435
Net Asset Value	$9.70	$9.70
Class I*
Shares	12,014,012	19,212,347
Net Assets	$116,589,431	$186,079,234
Net Asset Value	$9.70	$9.70
Class I-2
Shares	64,438,983	64,438,983
Net Assets	$626,307,484	$626,307,484
Net Asset Value	$9.72	$9.72
Class P*
Shares	7,198,335	—
Net Assets	$70,119,803	$—
Net Asset Value	$9.74	$—
Fund Total
Net Unrealized Appreciation/(Depreciation)	$(79,887,454)	$(79,887,454)

*	Class P Shares of Pacific Funds Core Income were exchanged for Class I shares of the Aristotle Core Income Fund

	Before April Reorganization	After April Reorganization
	Pacific Funds ESG Core Bond	Aristotle ESG Core Bond Fund
Class I
Shares	1,772,724	1,772,724
Net Assets	$15,240,243	$15,240,243
Net Asset Value	$8.60	$8.60
Class I-2
Shares	1,297,732	1,297,732
Net Assets	$11,155,975	$11,155,975
Net Asset Value	$8.60	$8.60
Fund Total
Net Unrealized Appreciation/(Depreciation)	$(2,818,878)	$(2,818,878)

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	Before April Reorganization	After April Reorganization
	Pacific Funds Floating Rate Income	Aristotle Floating Rate Income Fund
Class A
Shares	28,681,106	28,681,106
Net Assets	$266,922,309	$266,922,309
Net Asset Value	$9.31	$9.31
Class C
Shares	11,765,781	11,765,781
Net Assets	$109,343,174	$109,343,174
Net Asset Value	$9.29	$9.29
Class I*
Shares	156,955,666	160,094,206
Net Assets	$1,462,761,726	$1,492,010,608
Net Asset Value	$9.32	$9.32
Class I-2
Shares	196,266,755	196,266,755
Net Assets	$1,832,954,867	$1,832,954,867
Net Asset Value	$9.34	$9.34
Class P*
Shares	3,138,540	—
Net Assets	$29,248,882	$—
Net Asset Value	$9.32	$—
Fund Total
Net Unrealized Appreciation/(Depreciation)	$(120,015,201)	$(120,015,201)

*	Class P Shares of Pacific Funds Floating Rate Income were exchanged for Class I shares of the Aristotle Floating Rate Income Fund

	Before April Reorganization	After April Reorganization
	Pacific Funds High Income	Aristotle High Yield Bond Fund
Class A
Shares	680,978	680,978
Net Assets	$6,204,809	$6,204,809
Net Asset Value	$9.11	$9.11
Class C
Shares	96,614	96,614
Net Assets	$878,761	$878,761
Net Asset Value	$9.10	$9.10
Class I*
Shares	187,728	6,872,845
Net Assets	$1,689,066	$61,827,933
Net Asset Value	$9.00	$9.00
Class I-2
Shares	956,492	956,492
Net Assets	$8,733,955	$8,733,955
Net Asset Value	$9.13	$9.13

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	Before April Reorganization	After April Reorganization
	Pacific Funds High Income	Aristotle High Yield Bond Fund
Class P*
Shares	6,677,698	—
Net Assets	$60,138,867	$—
Net Asset Value	$9.01	$—
Fund Total
Net Unrealized Appreciation/(Depreciation)	$(6,709,578)	$(6,709,578)

*	Class P Shares of Pacific Funds High Income were exchanged for Class I shares of the Aristotle High Yield Bond Fund

	Before April Reorganization	After April Reorganization
	Pacific Funds Short Duration Income	Aristotle Short Duration Income Fund
Class A
Shares	11,599,364	11,599,364
Net Assets	$116,228,890	$116,228,890
Net Asset Value	$10.02	$10.02
Class C
Shares	3,047,013	3,047,013
Net Assets	$30,463,311	$30,463,311
Net Asset Value	$10.00	$10.00
Class I
Shares	19,245,972	19,245,972
Net Assets	$192,603,159	$192,603,159
Net Asset Value	$10.01	$10.01
Class I-2
Shares	64,353,803	64,353,803
Net Assets	$645,144,496	$645,144,496
Net Asset Value	$10.02	$10.02
Fund Total
Net Unrealized Appreciation/(Depreciation)	$(26,793,320)	$(26,793,320)

	Before April Reorganization	After April Reorganization
	Pacific Funds Strategic Income	Aristotle Strategic Income Fund
Class A
Shares	9,907,133	9,907,133
Net Assets	$101,574,865	$101,574,865
Net Asset Value	$10.25	$10.25
Class C
Shares	6,205,041	6,205,041
Net Assets	$63,425,650	$63,425,650
Net Asset Value	$10.22	$10.22
Class I
Shares	12,605,375	12,605,375
Net Assets	$128,408,323	$128,408,323
Net Asset Value	$10.19	$10.19

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	Before April Reorganization	After April Reorganization
	Pacific Funds Strategic Income	Aristotle Strategic Income Fund
Class I-2
Shares	119,653,240	119,653,240
Net Assets	$1,227,116,156	$1,227,116,156
Net Asset Value	$10.26	$10.26
Fund Total
Net Unrealized Appreciation/(Depreciation)	$(108,123,172)	$(108,123,172)

	Before April Reorganization	After April Reorganization
	Pacific Funds Ultra Short Income	Aristotle Ultra Short Income Fund
Class I
Shares	1,342,100	1,342,100
Net Assets	$13,242,817	$13,242,817
Net Asset Value	$9.87	$9.87
Class I-2
Shares	5,129,187	5,129,187
Net Assets	$50,606,715	$50,606,715
Net Asset Value	$9.87	$9.87
Fund Total
Net Unrealized Appreciation/(Depreciation)	$(244,482)	$(244,482)

	Before April Reorganization	After April Reorganization
	PF Growth Fund	Aristotle Growth Equity Fund
Class I
Shares	—	11,624,259
Net Assets	$—	$144,197,259
Net Asset Value	$—	$12.40
Class P*
Shares	11,624,259	—
Net Assets	$144,197,259	$—
Net Asset Value	$12.40	$—
Fund Total
Net Unrealized Appreciation/(Depreciation)	$44,517,916	$44,517,916

*	Class P Shares of the PF Growth Fund were exchanged for Class I shares of the Aristotle Growth Equity Fund.

	Before April Reorganization	After April Reorganization
	Pacific Funds Small/Mid-Cap	Aristotle Small/Mid Cap Equity Fund
Class A
Shares	1,413,864	1,413,864
Net Assets	$13,041,317	$13,041,317
Net Asset Value	$9.22	$9.22

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	Before April Reorganization	After April Reorganization
	Pacific Funds Small/Mid-Cap	Aristotle Small/Mid Cap Equity Fund
Class C
Shares	575,563	575,563
Net Assets	$4,880,612	$4,880,612
Net Asset Value	$8.48	$8.48
Class I
Shares	45,982	45,982
Net Assets	$474,847	$474,847
Net Asset Value	$10.33	$10.33
Class I-2
Shares	7,610,749	7,610,749
Net Assets	$71,443,559	$71,443,559
Net Asset Value	$9.39	$9.39
Fund Total
Net Unrealized Appreciation/(Depreciation)	$13,629,485	$13,629,485

	Before April Reorganization	After April Reorganization
	Pacific Funds Portfolio Optimization Aggressive Growth	Aristotle Portfolio Optimization Aggressive Growth Fund
Class A
Shares	20,840,847	20,840,847
Net Assets	$229,891,044	$229,891,044
Net Asset Value	$11.03	$11.03
Class C
Shares	2,629,121	2,629,121
Net Assets	$26,938,808	$26,938,808
Net Asset Value	$10.25	$10.25
Class I-2
Shares	831,344	831,344
Net Assets	$9,288,410	$9,288,410
Net Asset Value	$11.17	$11.17
Fund Total
Net Unrealized Appreciation/(Depreciation)	$(18,197,873)	$(18,197,873)

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	Before April Reorganization	After April Reorganization
	Pacific Funds Portfolio Optimization Conservative	Aristotle Portfolio Optimization Conservative Fund
Class A
Shares	14,711,844	14,711,844
Net Assets	$138,805,800	$138,805,800
Net Asset Value	$9.43	$9.43
Class C
Shares	2,554,194	2,554,194
Net Assets	$23,179,152	$23,179,152
Net Asset Value	$9.07	$9.07
Class I-2
Shares	712,565	712,565
Net Assets	$6,780,102	$6,780,102
Net Asset Value	$9.52	$9.52
Fund Total
Net Unrealized Appreciation/(Depreciation)	$(7,247,507)	$(7,247,507)

	Before April Reorganization	After April Reorganization
	Pacific Funds Portfolio Optimization Growth	Aristotle Portfolio Optimization Growth Fund
Class A
Shares	56,428,259	56,428,259
Net Assets	$588,324,489	$588,324,489
Net Asset Value	$10.43	$10.43
Class C
Shares	6,482,215	6,482,215
Net Assets	$64,159,587	$64,159,587
Net Asset Value	$9.90	$9.90
Class I-2
Shares	1,521,830	1,521,830
Net Assets	$16,072,198	$16,072,198
Net Asset Value	$10.56	$10.56
Fund Total
Net Unrealized Appreciation/(Depreciation)	$(35,013,889)	$(35,013,889)

	Before April Reorganization	After April Reorganization
	Pacific Funds Portfolio Optimization Moderate- Conservative	Aristotle Portfolio Optimization Moderate- Conservative Fund
Class A
Shares	21,810,560	21,810,560
Net Assets	$207,437,663	$207,437,663
Net Asset Value	$9.51	$9.51

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NOTES TO FINANCIAL STATEMENTS(Continued)

	Before April Reorganization	After April Reorganization
	Pacific Funds Portfolio Optimization Moderate- Conservative	Aristotle Portfolio Optimization Moderate- Conservative Fund
Class C
Shares	2,042,313	2,042,313
Net Assets	$18,634,871	$18,634,871
Net Asset Value	$9.12	$9.12
Class I-2
Shares	461,492	461,492
Net Assets	$4,437,800	$4,437,800
Net Asset Value	$9.62	$9.62
Fund Total
Net Unrealized Appreciation/(Depreciation)	$(11,390,850)	$(11,390,850)

	Before April Reorganization	After April Reorganization
	Pacific Funds Portfolio Optimization Moderate	Aristotle Portfolio Optimization Moderate Fund
Class A
Shares	67,817,002	67,817,002
Net Assets	$678,265,951	$678,265,951
Net Asset Value	$10.00	$10.00
Class C
Shares	7,265,025	7,265,025
Net Assets	$69,729,286	$69,729,286
Net Asset Value	$9.60	$9.60
Class I-2
Shares	2,169,967	2,169,967
Net Assets	$21,943,043	$21,943,043
Net Asset Value	$10.11	$10.11
Fund Total
Net Unrealized Appreciation/(Depreciation)	$(24,120,049)	$(24,120,049)

Reogranizations of Aristotle Core Equity Fund, Aristotle International Equity Fund, Aristotle Small Cap Equity Fund, Aristotle/Saul Global Equity Fund, Aristotle Value Equity Fund and Aristotle Core Equity Fund II, Aristotle International Equity Fund II, Aristotle Small Cap Equity Fund II, Aristotle/Saul Global Equity Fund II, Aristotle Value Equity Fund II.
Effective October 23, 2023, Aristotle Core Equity Fund, Aristotle International Equity Fund, Aristotle Small Cap Equity Fund, Aristotle/Saul Global Equity Fund and Aristotle Value Equity Fund, each a series of the Investment Managers Series Trust (“IMST”), (the “Phase II Predecessor Funds” or the “Phase II Acquired Funds”) reorganized into Aristotle Core Equity Fund II, Aristotle International Equity Fund II, Aristotle Small Cap Equity Fund II, Aristotle/Saul Global Equity Fund II and Aristotle Value Equity Fund II (the “Phase II Acquiring Funds”), respectively (the “October Reorganization”). The Phase II Predecessor Funds were deemed to be the accounting survivor for financial reporting purposes, and as a result, the financial statements and financial highlights of the Acquiring Funds, subsequently re-named Aristotle Core Equity Fund, Aristotle International Equity Fund, Aristotle Small Cap Equity Fund, Aristotle/Saul Global Equity Fund and Aristotle Value Equity Fund, reflect the operations of the Phase II Predecessor Funds for the periods prior to the October Reorganization.

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As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflect their historical cost basis as of the date of the reorganization. Immediately prior to the October Reorganization, the net assets, fair value of investments, net unrealized appreciation/(depreciation) and fund shares outstanding of the Phase II Predecessor Funds were as follows:

Fund	Net Assets	Fair Value of Investments	Net Unrealized Appreciation/ (Depreciation)	Shares Outstanding
Aristotle Core Equity Fund	$160,303,939	$160,401,086	$25,327,710	8,881,307
Aristotle International Equity Fund	375,259,394	377,360,178	12,596,276	32,399,612
Aristotle Small Cap Equity Fund	176,656,934	176,913,445	1,710,106	14,084,291
Aristotle/Saul Global Equity Fund	54,895,317	54,762,270	11,276,599	4,071,521
Aristotle Value Equity Fund	607,640,014	607,234,371	58,948,691	34,641,853

In connection with the reorganization, the net assets of the Phase II Acquired Funds were acquired by the Phase II Acquiring Funds on October 23, 2023. The acquisition was accomplished by a tax-free exchange of all shares of the Phase II Acquired Funds for shares of the Phase II Acquiring Funds as described in the prior table. For financial reporting purposes, the Phase II Predecessor Funds are deemed to be the accounting survivor and as a result, the financial statements and financial highlights do not reflect the operations of the Phase II Acquiring Funds. The assets received and shares issued by the Phase II Acquiring Funds were recorded at fair value; and, the cost basis of the investments received from the Phase II Acquired Funds were carried forward to align ongoing reporting of the Phase II Acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Information with respect to the net assets and other relevant operating data for the Phase II Acquired Funds on the merger date are included below:

	Before October Reorganization		After October Reorganization
	Aristotle Core Equity Fund II	Aristotle Core Equity Fund	Aristotle Core Equity Fund
Class I*
Shares	$19,415,441	$8,881,307	$19,415,441
Net Assets	$196,500,075	$160,303,939	$196,500,075
Net Asset Value	$10.12	$18.05	$10.12
Class I-2
Shares	$—	$—	$8,881,307
Net Assets	$—	$—	$160,303,939
Net Asset Value	$—	$—	$18.05
Fund Total
Net Unrealized Appreciation/(Depreciation)	$3,322,853	$25,327,710	$28,650,563

*
Class I Shares of the Aristotle Core Equity Fund, a series of IMST, were exchanged for Class I-2 shares of the Aristotle Core Equity Fund II, a series of Aristotle Funds Series Trust, which was subsequently renamed Aristotle Core Equity Fund.

	Before October Reorganization		After October Reorganization
	Aristotle International Equity Fund II	Aristotle International Equity Fund	Aristotle International Equity Fund
Class I*
Shares	$19,448,229	$32,399,612	$19,448,229
Net Assets	$182,607,294	$375,259,394	$182,607,294
Net Asset Value	$9.39	$11.58	$9.39

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	Before October Reorganization		After October Reorganization
	Aristotle International Equity Fund II	Aristotle International Equity Fund	Aristotle International Equity Fund
Class I-2
Shares	$—	$—	$32,399,612
Net Assets	$—	$—	$375,259,394
Net Asset Value	$—	$—	$11.58
Fund Total
Net Unrealized Appreciation/(Depreciation)	$(12,924,347)	$12,596,276	$(328,071)

*
Class I Shares of the Aristotle International Equity Fund, a series of IMST, were exchanged for Class I-2 shares of the Aristotle International Equity Fund II, a series of Aristotle Funds Series Trust, which was subsequently renamed Aristotle International Equity Fund.

	Before October Reorganization		After October Reorganization
	Aristotle Small Cap Equity Fund II	Aristotle Small Cap Equity Fund	Aristotle Small Cap Equity Fund
Class A
Shares	290,893	—	290,893
Net Assets	$3,476,633	$—	$3,476,633
Net Asset Value	$11.95	$—	$11.95
Class C
Shares	74,917	—	74,917
Net Assets	$852,283	$—	$852,283
Net Asset Value	$11.38	$—	$11.38
Class I*
Shares	—	14,084,291	—
Net Assets	$—	$176,656,934	$—
Net Asset Value	$—	$12.54	$—
Class I-2**
Shares	1,297,021	—	1,297,021
Net Assets	$15,893,062	$—	$15,893,062
Net Asset Value	$12.25	$—	$12.25
Class I-3
Shares	—	—	14,084,291
Net Assets	$—	$—	$176,656,934
Net Asset Value	$—	$—	$12.54
Class R6
Shares	90,862	—	90,862
Net Assets	$1,070,788	$—	$1,070,788
Net Asset Value	$11.78	$—	$11.78
Fund Total
Net Unrealized Appreciation/(Depreciation)	$(1,386,574)	$1,710,106	$353,532

*
Class I Shares of the Aristotle Small Cap Equity Fund, a series of IMST, were exchanged for Class I-3 shares of the Aristotle Small Cap Equity Fund II, a series of Aristotle Funds Series Trust, which was subsequently renamed Aristotle Small Cap Equity Fund.

**	Effective November 6, 2023, Class I-2 was merged into Class I-3, and the subsequent share class was renamed Class I-2. The Class I-3 name was subsequently discontinued following the merger.

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	Before October Reorganization		After October Reorganization
	Aristotle/Saul Global Equity Fund II	Aristotle/Saul Global Equity Fund	Aristotle/Saul Global Equity Fund
Class I*
Shares	—	4,071,521	—
Net Assets	$—	$54,895,317	$—
Net Asset Value	$—	$13.48	$—
Class I-2
Shares	—	—	4,071,521
Net Assets	$—	$—	$54,896,047
Net Asset Value	$—	$—	$13.48
Fund Total
Net Unrealized Appreciation/(Depreciation)	$—	$11,276,599	$11,276,599

*
Class I Shares of the Aristotle/Saul Global Equity Fund, a series of IMST, were exchanged for Class I-2 shares of the Aristotle/Saul Global Equity Fund II, a series of Aristotle Funds Series Trust, which was subsequently renamed Aristotle/Saul Global Equity Fund.

	Before October Reorganization		After October Reorganization
	Aristotle Value Equity Fund II	Aristotle Value Equity Fund	Aristotle Value Equity Fund
Class I*
Shares	—	34,641,853	—
Net Assets	$—	$607,640,014	$—
Net Asset Value	$—	$17.54	$—
Class I-2
Shares	—	—	34,641,853
Net Assets	$—	$—	$607,640,014
Net Asset Value	$—	$—	$17.54
Fund Total
Net Unrealized Appreciation/(Depreciation)	$—	$58,948,691	$58,948,691

*
Class I Shares of the Aristotle Value Equity Fund, a series of IMST, were exchanged for Class I-2 shares of the Aristotle Value Equity Fund II, a series of Aristotle Funds Series Trust, which was subsequently renamed Aristotle Value Equity Fund.

Note 12 – Service, Custody, and Line of Credit Agreements
The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) and a Custody Agreement with U.S. Bank, N.A. (“USB” or the “Custodian”), an affiliate of Fund Services. Under these agreements, Fund Services and the Custodian provide certain transfer agency, administrative, accounting and custody services. The Funds have established an uncommitted line of credit (“LoC”) with USB to be used for temporary or emergency purposes, primarily for financing redemption payments, using the securities in the Funds’ portfolios as collateral, for all Funds except Aristotle Floating Rate Income Fund. Advances under the uncommitted LoC are limited to the lesser of the facility amount of $400,000,000, 20% of the Borrowing Fund’s market value, or 33 1/3% of the Borrowing Fund’s unencumbered assets. The uncommitted LoC has drawn pricing of the Prime Rate minus 1%.
Aristotle Floating Rate Income Fund has established a committed LoC with USB, as the lead arranger and administrative agent, to be used for temporary or emergency purposes, primarily for financing redemption payments, using the securities in the Funds’ portfolios as collateral. Advances under the committed line of credit facility are limited to $225,000,000. The commited line of credit has drawn pricing of the overnight rate + 120 basis points (“bps”) (10 bp credit spread adjustment) and a commitment fee of 30 basis points.

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The aggregate outstanding principal balance of all loans and other borrowings shall not exceed:
•	The maximum amount permitted to be borrowed by a Fund (the “Borrower”) under the Borrower’s fundamental policies and operating policies
•
The maximum amount permitted to be lent to the Borrower under the intercreditor agreement and in conformity with applicable law and with the regulations of the Board of Governors of the Federal Reserve System.

•	20% (or such lower percentage as may be stated in the Borrower’s offering documents) of the Adjusted Total Net Assets of the Borrower.
During the period from April 1, 2024 to September 30, 2024, the details of the borrowings were as follows:

Fund	Average Daily Borrowings	Weighted Average Annualized Interest Rate	Maximum Borrowings
Aristotle/Saul Global Equity Fund	$24,984	7.50%	$4,572,000

As of September 30, 2024, no Funds had outstanding borrowings.
Note 13 – Trustee Compensation
For each fiscal year, each Independent Trustee receives a retainer fee of $150,000. The Chairman of the Board receives additional compensation of $20,000. The chairs of the Audit Committee and Nominating and Fund Governance Committee receive additional compensation of $10,000 and $5,000, respectively. Along with this compensation, the Trustees are reimbursed for expenses incurred in connection with attendance at quarterly meetings. The retainer fees and expense reimbursements are allocated proportionally to each Fund within the Trust based on net assets. No compensation is paid by the Trust to any of the Trust’s Officers or the Interested Trustee. Effective January 1, 2025, each Independent Trustee will receive a retainer fee of $157,500, and the Nominating and Fund Governance Committee Chair will receive additional compensation of $7,000.
Note 14 – Subsequent Events Evaluation
In preparing these financial statements, the Funds have evaluated events and transactions through the date of issuance for potential recognition or disclosure resulting from subsequent events. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the financial statements.
Note 15 – Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2024, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
Aristotle ESG Core Bond Fund	Pacific Life Insurance Company	88.54%
Aristotle Ultra Short Income Fund	Pacific Life Insurance Company	70.67%
Aristotle Value Equity Fund	Morgan Stanley	55.89%
Aristotle Small Cap Equity Fund	National Financial Services LLC	45.08%
Aristotle Growth Equity Fund	Aristotle Portfoio Optimization Moderate Fund	38.07%
Aristotle Growth Equity Fund	Aristotle Portfolio Optimization Growth Fund	37.00%
Aristotle High Yield Bond Fund	Aristotle Portfoio Optimization Moderate Fund	35.31%
Aristotle Small/Mid Cap Equity Fund	National Financial Services LLC	26.66%

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Accounting Standards Update
In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06"). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.
Principal Risks
The following provides information about the principal risks of the Funds identified in the Prospectus.
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact a Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal. A portfolio manager’s investment strategies are also discretionary and there can be no assurance that their investment strategies will be advantageous for a Fund. From time to time, the activities of a portfolio manager’s firm (and/or its affiliates) may be limited because of regulatory restrictions and/or their own internal policies or market, liquidity or other issues which may limit the investment opportunities for a Fund managed by such firm. Investments held for cash management or temporary defensive investing purposes can fluctuate in value and are subject to risk, including market and regulatory, interest rate and credit risks. Uninvested cash will be subject to the credit risk of the depositary institution holding the cash, in which case it is possible that no income would be earned on the cash and yield would go down. If significant assets are used for cash management or defensive investing purposes, investment goals may not be met.
Asset Allocation Fund of Funds Risk: If a Fund is a fund of funds, it will be exposed to the same risks as the Underlying Funds in which it invests in direct proportion to its allocations to those Underlying Funds. Although the theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long term, this theory assumes that asset classes do not move in tandem and that positive returns in one asset class will help offset negative returns in another asset class. You still may lose money if this theory proves incorrect and/or experience price volatility. Because an Underlying Fund’s investments can change due to market movements, the Underlying Fund Manager’s investment decisions or other factors, the sub-adviser estimates each Underlying Fund’s investment exposures to determine a Fund’s allocations to the Underlying Fund. As a result, a Fund’s actual allocation to an Underlying Fund, as applicable, may deviate from the intended allocation, which could result in the Fund’s risk/return target not being met. Performance of and the sub-adviser’s assumptions about asset classes and Underlying Funds may diverge from historical performance and assumptions used to develop allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class or asset class category rather than investing in a fund of funds. Fund shareholders also bear indirectly their proportionate share of the expenses of the respective Underlying Fund in which the Fund invests in addition to the Fund’s management fee so there is a risk of an additional layer or layers of fees.
Conflicts of Interest Risk: The investment adviser and sub-adviser are subject to competing interests that have the potential to influence investment decisions for the Fund. With respect to retaining new Manager for Underlying Funds, if an affiliate of the investment adviser has investment advisory capabilities in investment strategies used or to be used by an Underlying Fund, then the investment adviser may be influenced to recommend its affiliate as Manager of that Underlying Fund. With respect to Underlying Funds already managed by an affiliate of the investment adviser, these competing interests may influence the investment adviser with regard to remedial measures that it might recommend in the event such a Fund was underperforming. For example, in the case of an underperforming Underlying Fund managed by an affiliate of the investment adviser, the investment adviser may be influenced to recommend the pursuit of remedial measures other than replacement of its affiliate as a Manager of the Fund and to pursue such remedial measures for a longer period of time than might be the case if the Underlying Fund were managed by an unaffiliated Manager. In addition, the sub-adviser may be influenced by its or the investment adviser’s view of the best interests of Underlying Funds, such as a view that an Underling Fund may benefit from additional assets or could be harmed by redemptions. The sub-adviser has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and the sub-adviser may not take into account the interests of an Underlying Fund and its shareholders when making investment decisions for the Fund.

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PLFA provides asset allocation advisory services to various mutual funds. Although some of the Funds sub-advised by PLFA may have names or investment goals that resemble other Funds managed by PLFA, they will not have the same allocation percentages, underlying holdings or performance.
Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and to the risks of debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk, though they generally are not as sensitive to interest rate changes as conventional debt securities. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.
Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically. The credit quality of securities can change rapidly in certain market environments, particularly during volatile markets or periods of economic uncertainty or downturn, and the default of a single holding could cause significant NAV deterioration. A debt security’s issuer (or a borrower or counterparty to a repurchase agreement or reverse repurchase agreement) may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk.
Currency Risk: Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition or removal of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of a Fund’s investments denominated in or with exposure to that foreign currency. For Funds that may hold short currency exposure, an appreciation in the value of the currency shorted would incur a loss for the Fund. As a currency control, certain countries aim to fix (or “peg” or “manage”) the exchange rates of their currencies against other countries’ currencies (the reference currency), rather than allowing them to fluctuate based on market forces. A pegged currency typically has a very narrow band of fluctuation (or a completely fixed rate) against the value of its reference currency and, as a result, may experience sudden and significant decline in value if the reference currency also declines in value. A managed currency establishes minimum exchange rates against its reference currency and, as a result, is not allowed to fall below a certain level against the reference currency but can rise above the reference currency’s value. There is no guarantee that these currency controls will remain in place and if these exchange rates were allowed to fluctuate based on market forces (for instance, a currency is “de-pegged” against its reference currency), there can be large losses as a result of exchange rates movements, which may adversely impact a Fund’s returns. In addition, the use of foreign exchange contracts (such as forward foreign currency contracts) to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.
Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including but not limited to interest rate risk and credit risk, which may affect their value. Many debt securities give the issuer the right to redeem (“call”) the security prior to maturity. If an issuer calls a security in which a Fund has invested, the Fund may not recoup the full amount of its initial investment in the security and may be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the called security. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Federal Reserve policy in response to market conditions may adversely affect the value, volatility and liquidity of debt securities.
Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller

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market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the imposition of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
Equity Securities Risk: Stock markets are volatile. Equity securities tend to go up and down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Income from equity securities may be reduced by changes in the dividend policies of issuers and there is no guarantee that issuers will distribute dividends in the future or that dividends will remain at current levels or increase over time. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer’s products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
ESG Criteria Risk: The sub-adviser’s consideration of ESG Criteria in its investment process could cause a Fund to forgo investment opportunities available to funds not using these criteria and underperform such funds. The sub-adviser’s determination of what constitutes ESG Criteria and its process to evaluate the ESG Criteria may differ from other investment advisers. Further, there can be no assurance that the ESG Criteria utilized by the sub-adviser or any judgment exercised by the sub-adviser will reflect the beliefs or values of any particular investor. An independent third-party ESG data provider’s assessment of the financial materiality of ESG factors could be inaccurate, and the provider could delay ESG data delivery and evaluation (e.g., changing geo-political risks that may impact involvement in one or more excluded activity), which may have an adverse impact on the Fund’s performance or cause the Fund to hold a security that might be ranked low from an environmental, social or governance perspective, or its methodology could be based on a methodology or perspective different from another provider’s. Because the methodologies for providers are different, if one of the third-party ESG data providers were to be replaced, the Fund’s portfolio could look different. Application of the ESG Criteria may also affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. Given that the ESG Criteria is qualitative and subjective by nature, there can be no assurance that the ESG Criteria utilized by the sub-adviser or any judgment exercised by the sub-adviser will reflect the beliefs or values of any particular investor. Given the subjective nature of ESG Criteria, it is also possible that the ESG exclusions and metrics screens may not always be effective in screening out all ESG issues that an issuer might have. In addition, regulations and industry practices related to ESG are evolving rapidly, and the sub-adviser’s practices may change if required to comply with such regulations or adopt such practices.
ETF Risk: Investing in an ETF will provide a Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their NAVs. If the Fund has to sell shares of an ETF when the shares are trading at a discount, the Fund will receive a price that is less than the ETF’s net asset value per share. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for several reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. An investment in an ETF is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests. A Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.
Financial Sector Risk: Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. The profitability of financial services companies is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or as a result of increased competition. During a general market downturn, numerous financial services companies may experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or even cease

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operations. These actions may cause the securities of a financial services company to experience dramatic declines in value. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector.
Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods, which may result in cash proceeds not being immediately available to a Fund. As a result, a Fund that invests in floating rate loans may be subject to greater liquidity risk than a Fund that does not. Funds that invest in floating rate loans take steps to maintain adequate liquidity, such as borrowing cash under a line of credit or other facility through their custodian bank; however, these actions may increase expenses to a Fund (such as borrowing cost) or may not always be adequate, particularly during periods of market stress. Investments in floating rate loans are typically in the form of a participation or assignment. Loan participations typically represent direct participation in a loan to a borrower, and generally are offered by financial institutions or lending syndicates. In a loan participation, a Fund may participate in such syndications, or buy part of a loan, becoming a part lender. In a loan participation, a Fund assumes the credit risk associated with the borrower and may assume the credit risk associated with the financial intermediary that syndicated the loan. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, a Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. In addition, a Fund may not be able to control the exercise of remedies that the lender would have under the loan and likely would not have any rights against the borrower directly. In purchasing an assignment, a Fund succeeds to all the rights and obligations under the loan agreement of the assigning bank or other financial intermediary and becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.
Floating rate loans are also subject to prepayment risk. Borrowers may pay off their loans sooner than expected, particularly when interest rates are falling. A Fund investing in such securities will be required to reinvest this money at lower yields, which can reduce its returns. Similarly, debt obligations with call features have the risk that an issuer will exercise the right to pay an obligation (such as a mortgage-backed security) earlier than expected. Prepayment and call risk typically occur when interest rates are declining.
In addition, the floating rate feature of loans means that floating rate loans will not generally experience capital appreciation in a declining interest rate environment. Conversely, when interest rates are rising, the duration of such securities tends to extend, making them more sensitive to changes in interest rates (extension risk), although floating rate debt securities are typically less exposed to this risk than fixed rate debt securities.
Floating rate loans generally are subject to restrictions on transfer and may be difficult to sell at a time when the Manager seeks to sell the loan or may only be sold at prices that are less than their fair market value. Fair market value may be difficult to establish for loans. A loan may not be fully collateralized and can decline significantly in value. In addition, access to collateral backing the loan may be limited by bankruptcy or other insolvency laws. Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions.
A loan may also be in the form of a bridge loan, which is designed to provide temporary or “bridge” financing to a borrower, pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. A bridge loan involves a risk that the borrowers may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.
A loan may be a senior loan or a junior loan. Senior loans typically provide lenders with a first right to cash flows or proceeds from the sale of a borrower’s collateral if the borrower becomes insolvent (subject to certain limitations of bankruptcy law). However, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of a default or that such collateral could be readily liquidated. In addition, senior loans are subject to the risk that a court could subordinate such senior loans to presently existing or future indebtedness of the borrower or take other action detrimental to the holders of senior loans including, in certain circumstances, invalidating such senior loans or causing interest previously paid to be refunded to the borrower. Any such actions could negatively affect

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a Fund’s performance. To the extent a Fund invests in junior loans, these loans involve a higher degree of overall risk than senior loans of the same borrower because of their lower place in the borrower’s capital structure and possible unsecured status.
A significant portion of the floating rate loans held by a Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans.
Although the overall size and number of participants in the market for floating rate loans (or bank loans) has grown over the past decade, floating rate loans continue to trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of floating rate loans are generally subject to contractual restrictions that must be satisfied before a floating rate loan can be bought or sold. These restrictions may impede a Fund’s ability to buy or sell floating rate loans, negatively impact the transaction price, and impede a Fund’s ability to timely vote or otherwise act with respect to floating rate loans. As a result, it may take longer than seven days for transactions in floating rate loans to settle, which make it more difficult for a Fund to raise cash to pay investors when they redeem their shares in the Fund. A Fund may then have to sell its floating rate loans or other investments at an unfavorable time and/or under unfavorable conditions, hold cash, temporarily borrow from banks or other lenders, or take other actions to meet short-term liquidity needs in order to satisfy redemption requests from Fund shareholders and may be adversely impacted. These actions may impact a Fund’s performance (in the case of holding cash or selling securities) or increase a Fund’s expenses (in the case of borrowing).
It is also unclear whether the U.S. federal securities laws, which afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities, would be available to a Fund’s investments in a loan. This is because a loan may not be deemed to be a security in certain circumstances. In these instances, the Fund may need to rely on contractual provisions in the loan documents for some protections and also avail itself of common law fraud protections under applicable state law, which could increase the risk and expense to the Fund of investing in loans. In addition, holders of such loans may from time to time receive confidential information about the borrower. In certain circumstances, this confidential information may be considered material non-public information. Because U.S. laws and regulations generally prohibit trading in securities of issuers while in possession of material, non-public information, a Fund that receives confidential information about a borrower for loan investments might be unable to trade securities or other instruments issued by the borrower when it would otherwise be advantageous to do so and, as such, could incur a loss. For this reason, a Fund or its Manager may determine not to receive confidential information about a borrower for loan investments, which may disadvantage the Fund relative to other investors who do receive such information.
Foreign Investment Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country, or region. Foreign securities may include ADRs, EDRs and GDRs. Unsponsored ADRs, EDRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.
Geographic Focus Risk: If a Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Fund’s performance. As a result, the Fund’s performance may be more volatile than the performance of more geographically diversified funds.
Geographic Risk Related to Europe: Europe includes both developed and emerging markets. Most Western European countries are members of the European Union (the “EU”), which imposes restrictions on inflation rates, deficits, and debt levels. Both developed and emerging market countries in Europe will be significantly affected by the

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fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro, recessions among European countries and acts of war in the region may have a significant adverse effect on the economies of other European countries, including those of Eastern Europe. In particular, the extent and duration of Russia’s invasion of Ukraine, the resulting sanctions on Russia, the subsequent impact on global markets and trade remain unknown but could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.
Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than “undervalued” companies, for example. A smaller company with a promising product and/or operating in a dynamic field may have greater potential for rapid earnings growth than a larger one. Additionally, many companies in certain market sectors like health care and technology are faster-growing companies with limited operating histories and greater business risks, and their potential profitability may be dependent on regulatory approval of their products or developments affecting those sectors, which increases the volatility of these companies’ securities prices and could have an adverse impact upon the companies’ future growth and profitability.
High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies or governments that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk due to fewer market participants (buyers/sellers of these assets) and less capital available to market makers (broker-dealers) as compared to higher rated securities, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities. Non-investment grade debt instruments may include securities that are stressed, distressed or in default and are subject to credit risk.
Index Sampling Risk: Because index sampling relies on the securities selected to have economic characteristics similar to securities in the fund’s benchmark index, it may not result in the aggregate in investment performance matching that of that fund’s benchmark index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index.
Industrials Sector Risk: The operations and businesses of companies in the industrials sector are subject to several risks. The industrials sector can be affected by government regulation, world events, commodity prices, exchange rates and economic conditions, and liabilities for environmental damage, product liability claims, and general civil liabilities. Companies in the industrials sector may also be adversely affected by supply and demand changes related to their specific products or services and industrials sector products in general. The products of industrial sector companies may face obsolescence due to rapid technological developments and frequent new product introduction.
Information Technology Sector Risk: Information Technology companies face numerous risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants, government regulation and patent and intellectual property rights and rapid obsolescence of products and services due to information technological innovations or changing consumer preferences. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. In addition, many U.S. technology companies have diverse operations, with products or services in foreign markets, exposing them to foreign investment risk.
Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable (also known as variable) interest rates. Many factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, general economic conditions, and expectations about the foregoing. In addition, as interest rates rise, the value of fixed income investments will generally decrease. The negative impact on debt instruments from interest rate increases could be swift and significant, including falling market values,

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increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt instruments may result in those broker-dealers restricting their market making activities for certain debt instruments, which may reduce the liquidity and increase the volatility of such debt instruments. Certain countries have experienced negative interest rates on certain debt securities. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. During periods when interest rates are low or there are negative interest rates, a Fund’s yield (and total return) also may be low, and the Fund may experience low or negative returns. A Fund may be subject to heightened levels of interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates. Floating or adjustable-rate instruments (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset. An interest rate reset may not completely offset changes in interest rates. Resets that may be tied to an index may not reflect the prevailing interest rate changes. There is a risk of a lag between interest rate and index changes.
Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies but are still subject to equity securities risk. Large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.
Leverage Risk: A Fund’s investment in forward commitments, futures contracts, options, or swap agreements, including taking short positions using certain derivatives, as a principal investment strategy gives rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed a Fund’s principal amount invested. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. There is no guarantee that a Fund will use leverage, or when it does, that a Fund’s leveraging strategy will be successful or produce a high return on an investment.
Liquidity Risk: Generally, a security or investment is considered illiquid if it is not reasonably expected to be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market value of the security. Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. A Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. Liquid investments may become less liquid or illiquid, and thus more difficult to sell, over time or suddenly and unexpectedly. This may occur, for example, as a result of adverse market or economic conditions (including financial distress, or geopolitical events such as sanctions, trading halts or wars) or investor perceptions, which may be independent of any adverse changes to the particular issuer. Less liquidity also means that more subjectivity may be used in establishing the value of the securities or other investments. For example, if market quotations are not readily available or reliable for these investments, the securities or other investments will be valued by a method that reflects fair value. Valuations determined in this manner may require subjective inputs about the value of these investments. Some securities (such as loans) may have no active trading market and may be subject to restrictions on resale. The markets in which such securities trade may be subject to irregular trading, wide bid/ask spreads and extended trade settlement periods, which may impair a Fund’s ability to sell the holding at the price it has valued the holding causing a decline in the Fund’s NAV. Investments in companies in turn-around, distress or other similar situations may be or become less liquid than other investments, particularly when the economy is not robust or during market downturns. Reduced liquidity resulting from these situations may impede a Fund’s ability to meet unusually high or unanticipated levels of redemption requests. Each Fund may borrow money to the extent permitted under the 1940 Act to meet redemption requests by Fund shareholders; however, these actions may increase the expenses for a Fund (such as borrowing cost) or may not always be adequate, particularly during periods of market stress.
Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies. Mid-capitalization (also known as “medium capitalization”) companies may have a shorter history of operations, more

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limited ability to raise capital, inexperienced management, limited product lines, less capital reserves and liquidity and more speculative prospects for future growth, sustained earnings or market share than larger companies, and are therefore more sensitive to economic, market and industry changes. It may be difficult to sell a mid-capitalization position at an acceptable time and price because of the potentially less frequent trading of stocks of mid-capitalization companies.
Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities, including CLOs, are subject to certain risks. The value of these securities will be, as applicable, influenced by the factors affecting the housing market or the market for the assets underlying such securities or the issuers of such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, these securities may decline in value, become difficult to value, become more volatile and/or become illiquid.
Extension Risk – Generally, rising interest rates tend to extend the duration of fixed rate mortgage-backed or other asset-backed securities, making them more sensitive to changes in interest rates and making any Fund holding such securities more volatile. This is because when interest rates rise, the issuer of a security held by a Fund may make principal payments on that security on a delayed basis. Such delayed principal payments decrease the value of the security. In addition, as payments are received later than agreed upon, a Fund may miss or postpone the opportunity to reinvest in higher yielding investments.
Interest Rate Risk – When interest rates rise, borrowers with variable interest rate loans may not be able to repay their loans at the higher interest rates. This could cause an increase in defaults and decrease the value of certain mortgage-related or other asset-backed securities.
Subprime Risk or Credit Risk – Mortgage-related securities may have exposure to subprime loans and subprime mortgages, which are loans or mortgages made to borrowers with lower credit ratings. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. In addition, holdings in non-investment grade (high yield/high risk) asset-backed securities, including mortgage pools with exposure to subprime loans or mortgages, have a greater risk of being or becoming less liquid than other debt securities, especially when the economy is not robust, during market downturns, or when credit is tight. Other asset-backed securities, such as CLOs, may also be subject to exposure resulting from loans to borrowers with lower credit ratings, who pose a higher level of default risk.
Prepayment Risk – In addition, adjustable and fixed rate mortgage-related or other asset-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages (or other debt obligations) sooner than expected. This can reduce a Fund’s returns because it may have to reinvest that money at the lower prevailing interest rates.
Call Risk – Similarly, debt obligations with call features have the risk that an issuer will exercise the right to pay an obligation (such as a mortgage-backed security) earlier than expected. This call risk typically occurs when interest rates are declining.
U.S. Government Securities Risk – Mortgage-backed securities may be issued by the U.S. government, which are subject to U.S. government securities risk.
Issuer Risk – Mortgage-backed and asset-backed securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers are subject to additional risks. For mortgage-backed securities, timely payment of interest and principal of non-governmental issuers is often supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer, and there can be no assurance that these private insurers can meet their obligations under the policies. Other asset-backed securities, including CLOs, are subject to economic risks in addition to structural risks, such as the contractual obligations governing the priority of payments, and risks arising from the management of the issuer, including conflicts of interest, departure of personnel or resource constraints, and regulatory or other developments that may adversely impact the manager of the issuer.

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Stripped Mortgage-Related Securities Risk – Stripped mortgage-related securities can be particularly sensitive to changes in interest rates. Stripped mortgage-related securities are made up of Interest Only (“IO”) and Principal Only (“PO”) components. IOs present a heightened risk of total loss of investment.
In addition, for Aristotle ESG Core Bond Fund, current ESG metrics used by the sub-adviser are limited for mortgage-related and asset-backed securities as ESG metrics are available only for the corporate issuer of those securities and not for each underlying individual security. This results in the evaluation of ESG considerations for the corporate issuer of a pool of mortgage-related securities and asset-backed securities at the corporate issuer level but not the underlying securities that constitute the pool.
Non-Diversification Risk: A “non-diversified” mutual fund may hold a smaller number of portfolio securities than many other funds. To the extent a non-diversified fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the fund may affect its value more than if it invested in a larger number of issuers. The value of the fund’s shares may be more volatile than the values of shares of more diversified funds.
Passive Management Risk: A passively managed (or index) fund generally holds constituent securities of its benchmark index regardless of performance, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform a benchmark index). Such fund will also perform poorly when the index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track its index as closely as possible.
Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise. Convertible preferred stock allows the holder to convert the preferred shares into a fixed number of common shares, usually after a predetermined date. Like preferred stock, convertible preferred stock generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends but ranks behind bonds, including convertible bonds, in priority upon liquidation.
REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.
In addition to these risks, residential/diversified REITs and commercial equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Code, or to maintain their exemptions from registration under the 1940 Act. The Fund expects that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.
Sector Focus Risk: A Fund may be invested more heavily from time to time (e.g., over 20% of its assets) in a particular sector (which is more broadly defined than an industry classification). If a Fund is invested more heavily in

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a particular sector, its performance will be more sensitive to risks and developments that affect that sector. Individual sectors may rise and fall more than the broader market. In addition, issuers within a sector may all react in the same way to economic, political, regulatory or other events.
Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies. Small-capitalization companies may have fewer financial resources, limited product and market diversification, greater potential for volatility in earnings and business prospects, and greater dependency on a few key managers. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, more limited ability to raise capital, inexperienced management, and more speculative prospects for future growth or sustained earnings or market share than larger companies. In addition, these companies may be more susceptible to the underperformance of a sector in which it belongs and therefore, may be riskier and more susceptible to price changes. It may be difficult or impossible to liquidate a small-capitalization position at an acceptable time and price because of the potentially less frequent trading of stocks of smaller market capitalizations.
Underlying Fund Risk: Because a Fund is available for investment by the Portfolio Optimization Funds and thus may have a significant percentage of its outstanding shares held by a Portfolio Optimization Fund, a change in asset allocation by a Portfolio Optimization Fund could result in large redemptions out of a Fund, causing the sale of securities in a short timeframe and potential increases in expenses to a Fund and its remaining shareholders, both of which could negatively impact performance.
U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities, or sponsored enterprises if those entities are not able to meet their financial obligations. Some U.S. government securities are supported only by the credit of the issuing agency, which depends entirely on its own resources to repay the debt. Although there are many types of U.S. government securities, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks that may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. Pursuant to the authorities of the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”), Fannie Mae and Freddie Mac have been in a conservatorship under FHFA since September 2008. Should Fannie Mae and Freddie Mac exit the conservatorship, the effect this will have on the entities’ debt and equities, and on securities guaranteed by the entities, is unclear.
Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market. These companies may be subject to lower price volatility than companies considered to be “growth” companies. In value investing, the principal belief is that the market overreacts to good and bad news, resulting in stock price movements that do not correspond with a company’s long-term fundamentals. In that case, the result is an opportunity for value investors to profit by buying when the price is deflated. However, the intrinsic value of a company is subjective, meaning there is no empirically “correct” intrinsic value. A portfolio manager’s processes for determining value will vary. There is a risk that a portfolio manager’s determination that a stock is undervalued is not correct or is not recognized in the market.
Warrants and Rights Risk: Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right.

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Additional Notices
September 30, 2024 (Unaudited)
Privacy Principles of the Aristotle Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.
Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).
This report is sent to shareholders of the Aristotle Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.
Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at 844-ARISTTL (844-274-7885) or on the SEC’s website at www.sec.gov.
Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 844-ARISTTL (844-274-7885) or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.
Portfolio Holdings Disclosure
The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330. The Funds’ Part F of Form N-PORT may also be obtained by calling toll-free 844-ARISTTL (844-274-7885) or by visiting the Funds’ website https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201
844-ARISTTL (844-274-7885)

192

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aristotle Funds Series Trust

By (Signature and Title)*	/s/ Richard Schweitzer
Richard Schweitzer, President

Date	12/4/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard Schweitzer
Richard Schweitzer, Principal Executive Officer

Date	12/4/2024

By (Signature and Title)*	/s/ Joshua B. Schwab
Joshua B. Schwab, Treasurer

Date	12/4/2024

* Print the name and title of each signing officer under his or her signature.